                                                        File Number: 333-182763
                                                                      811-04294

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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]


                          POST-EFFECTIVE AMENDMENT 21


                            REGISTRATION STATEMENT

                                    and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]


                             AMENDMENT NUMBER 318


                               -----------------

                           VARIABLE ANNUITY ACCOUNT
             (formerly Minnesota Mutual Variable Annuity Account)
                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
                              (Name of Depositor)

                               -----------------

                           400 Robert Street North,
                        St. Paul, Minnesota 55101-2098
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)

                              Gary R. Christensen
             Senior Vice President, Secretary and General Counsel
                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

                               -----------------

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b)


[X]  on May 1, 2019 pursuant to paragraph (b) of Rule 485


[_]  60 days after filing pursuant to paragraph (a) (i)

[_]  on (date) pursuant to paragraph (a)(i)

[_]  75 days after filing pursuant to paragraph (a)(ii)

[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED
                          Variable Annuity Contracts

                               -----------------


================================================================================

MULTIOPTION(R) GUIDE
VARIABLE ANNUITY CONTRACT
MINNESOTA LIFE INSURANCE COMPANY

[LOGO]     MINNESOTALIFE



400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098 .
 TELEPHONE: 1-800-362-3141 . HTTP://WWW.SECURIAN.COM

    This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, Variable Annuity contract ("the Contract") offered by the Minnesota Life Insurance Company. There are 2 series described in the Prospectus: B Series and L Series. L Series is not available for Contracts applied for on or after May 1, 2017.
    This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
    This contract is NOT:
   . a bank deposit or obligation
   . federally insured
   . endorsed by any bank or government agency
    You may invest your Contract Values in our Variable Annuity Account or certain Guaranteed Interest Options that are available.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:


[LOGO]
            SECURIAN
        ASSET MANAGEMENT


SECURIAN FUNDS TRUST
..SFT CORE BOND FUND -- CLASS 2 SHARES
..SFT DYNAMIC MANAGED VOLATILITY FUND
..SFT GOVERNMENT MONEY MARKET FUND
..SFT INDEX 400 MID-CAP FUND -- CLASS 2 SHARES
..SFT INDEX 500 FUND -- CLASS 2 SHARES
..SFT INTERNATIONAL BOND FUND -- CLASS 2 SHARES

..SFT IVY/SM/ GROWTH FUND*
..SFT IVY/SM/ SMALL CAP GROWTH FUND*

..SFT MANAGED VOLATILITY EQUITY FUND


..SFT REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES


..SFT T. ROWE PRICE VALUE FUND
..SFT WELLINGTON CORE EQUITY FUND -- CLASS 2 SHARES

  *'IVY' IS THE SERVICE MARK OF IVY DISTRIBUTORS, INC., AN AFFILIATE OF THE IVY
   INVESTMENT MANAGEMENT COMPANY, THE FUNDS' SUBADVISOR.

[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB VARIABLE PRODUCTS SERIES FUND, INC.
..DYNAMIC ASSET ALLOCATION PORTFOLIO -- CLASS B SHARES

[LOGO] American Century
       Investments/R/

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
..VP INFLATION PROTECTION FUND -- CLASS II SHARES

[LOGO]

AMERICAN FUNDS INSURANCE SERIES(R)
..GLOBAL BOND FUND -- CLASS 2 SHARES
..GLOBAL GROWTH FUND -- CLASS 2 SHARES
..GLOBAL SMALL CAPITALIZATION FUND -- CLASS 2 SHARES
..GROWTH FUND -- CLASS 2 SHARES
..GROWTH-INCOME FUND -- CLASS 2 SHARES
..INTERNATIONAL FUND -- CLASS 2 SHARES
..NEW WORLD FUND(R) -- CLASS 2 SHARES
..U.S. GOVERNMENT/AAA-RATED SECURITIES FUND -- CLASS 2 SHARES

[LOGO]

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
..CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO -- CLASS II SHARES

[LOGO] Fidelity/(R)/
       INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
..EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[LOGO]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
..FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 2 SHARES
..TEMPLETON DEVELOPING MARKETS VIP FUND -- CLASS 2 SHARES

[LOGO] Goldman Sachs Asset Management

GOLDMAN SACHS VARIABLE INSURANCE TRUST
..GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND -- SERVICE SHARES ..GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES

[LOGO]

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
..INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
..INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES
..INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
..INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

[LOGO] IVY INVESTMENTS/R/





IVY VARIABLE INSURANCE PORTFOLIOS
..IVY VIP ASSET STRATEGY -- CLASS II SHARES
..IVY VIP BALANCED -- CLASS II SHARES
..IVY VIP CORE EQUITY -- CLASS II SHARES
..IVY VIP GLOBAL GROWTH -- CLASS II SHARES
..IVY VIP HIGH INCOME -- CLASS II SHARES
..IVY VIP INTERNATIONAL CORE EQUITY -- CLASS II SHARES


..IVY VIP MID CAP GROWTH -- CLASS II SHARES
..IVY VIP NATURAL RESOURCES -- CLASS II SHARES
..IVY VIP SCIENCE AND TECHNOLOGY -- CLASS II SHARES
..IVY VIP SMALL CAP CORE -- CLASS II SHARES

..IVY VIP SMALL CAP GROWTH -- CLASS II SHARES

..IVY VIP VALUE -- CLASS II SHARES
..IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY -- CLASS II SHARES
..IVY VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED VOLATILITY -- CLASS II
 SHARES
..IVY VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED VOLATILITY -- CLASS II
 SHARES



JANUS ASPEN SERIES

..JANUS HENDERSON BALANCED PORTFOLIO -- SERVICE SHARES
..JANUS HENDERSON FLEXIBLE BOND PORTFOLIO -- SERVICE SHARES
..JANUS HENDERSON FORTY PORTFOLIO -- SERVICE SHARES
..JANUS HENDERSON MID CAP VALUE PORTFOLIO -- SERVICE SHARES
..JANUS HENDERSON OVERSEAS PORTFOLIO -- SERVICE SHARES


[LOGO] MFS/(SM)/




MFS(R) VARIABLE INSURANCE TRUST II
..MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS

[LOGO] Morgan Stanley Investment Management

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
..MORGAN STANLEY VIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[LOGO]

ALPS VARIABLE INVESTMENT TRUST
..MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
 SHARES*
..MORNINGSTAR BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..MORNINGSTAR GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
 SHARES*

  *THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
   SHARES OF UNDERLYING FUNDS. SEE THE SECTION ENTITLED "AN OVERVIEW OF CONTRACT FEATURES -- THE PORTFOLIOS" FOR ADDITIONAL INFORMATION.

[LOGO] NEUBERGER BERMAN



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
..NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO -- S CLASS SHARES

[LOGO]
OppenheimerFunds/TM/
The Right Way to Invest

OPPENHEIMER VARIABLE ACCOUNT FUNDS

..OPPENHEIMER INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES*

  *SUBJECT TO SHAREHOLDER APPROVAL, ON OR ABOUT MAY 24, 2019, THE OPPENHEIMER
   INTERNATIONAL GROWTH FUND/VA WILL MERGE INTO THE INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND.


                                     [LOGO]

                                     PIMCO

PIMCO VARIABLE INSURANCE TRUST
..PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO -- ADVISOR CLASS SHARES ..PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
..PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[LOGO] Putnam Investments

PUTNAM VARIABLE TRUST
..PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES
..PUTNAM VT GROWTH OPPORTUNITIES FUND -- CLASS IB SHARES

[LOGO] TOPS/R/


NORTHERN LIGHTS VARIABLE TRUST
..TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK FLEX ETF PORTFOLIO
..TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 2 SHARES

BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIO COMPANIES AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CALLING OUR CUSTOMER SERVICE LINE AT 800-362-3141.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING OUR CUSTOMER SERVICE LINE AT 800-362-3141. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIO COMPANIES UNDER YOUR CONTRACT.


Your Contract Value and the amount of each Variable Annuity Payment will vary in accordance with the performance of the investment Portfolio(s) you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
MAY 1, 2019.

                               TABLE OF CONTENTS


           SPECIAL TERMS........................................   1
           HOW TO CONTACT US....................................   4
           AN OVERVIEW OF CONTRACT FEATURES.....................   5
           CONTRACT CHARGES AND EXPENSES........................   9
           CONDENSED FINANCIAL INFORMATION AND FINANCIAL
            STATEMENTS..........................................  14
           DESCRIPTION OF THE CONTRACT..........................  20
             Ownership, Annuitants and Beneficiaries............  20
             Right of Cancellation or "Free Look"...............  21
             1035 Exchanges or Replacements.....................  21
             Purchase Payments..................................  21
             Automatic Purchase Plan............................  22
             Purchase Payment Allocation Options................  22
             Focused Portfolio Strategies or Models.............  23
             CustomChoice Allocation Option.....................  24
             CustomChoice II Allocation Option..................  27
             SimpleChoice Asset Allocation Portfolios...........  31
             Transfers..........................................  32
             Market Timing and Disruptive Trading...............  33
             Speculative Investing..............................  34
             Systematic Transfer Arrangements...................  34
                Automatic Portfolio Rebalancing.................  34
                Dollar Cost Averaging...........................  34
                DCA Fixed Account Option........................  35
             Purchase Payments and Value of the Contract........  36
                Crediting Accumulation Units....................  36
                Value of the Contract...........................  37
                Accumulation Unit Value.........................  37
             Net Investment Factor for Each Valuation Period....  38
             Redemptions, Withdrawals and Surrender.............  38
             Modification and Termination of the Contract.......  39
             Assignment.........................................  39
             Deferment of Payment...............................  39
             Confirmation Statements and Reports................  40
           CONTRACT CHARGES AND FEES............................  40
             Deferred Sales Charge..............................  40
             Hospital and Medical Care or Terminal Condition
              Waiver............................................  41
             Mortality and Expense Risk Charge..................  42
             Administrative Charge..............................  42
             Annual Maintenance Fee.............................  43
             Optional Contract Rider Charges....................  43
             Premium Taxes......................................  47
             Transfer Charges...................................  47
             Underlying Portfolio Charges.......................  47
           ANNUITIZATION BENEFITS AND OPTIONS...................  48
             Annuity Payments...................................  48
             Electing the Retirement Date and Annuity
              Option............................................  48
             Annuity Options....................................  49
             Calculation of Your First Annuity Payment..........  50
             Amount of Subsequent Variable Annuity
              Payments..........................................  51
             Value of the Annuity Unit..........................  51
             Transfers after you have Annuitized your Contract..  51
           DEATH BENEFITS.......................................  52
             Before Annuity Payments Begin......................  52
             Optional Death Benefit Riders......................  53
                Highest Anniversary Value II (HAV II) Death
                 Benefit Option.................................  54
                Premier II Death Benefit Option.................  55
                Premier Protector Death Benefit Option..........  56


                Estate Enhancement Benefit II (EEB II)
                 Option.......................................     58
                MyPath Highest Anniversary Death Benefit
                 (MyPath DB) (Single and Joint) Option........     59
             Death Benefits After Annuity Payments Begin......     62
             Abandoned Property Requirements..................     62
           OPTIONAL LIVING BENEFIT RIDERS.....................     63
             MyPath Lifetime Income Optional Riders...........     63
             SureTrack Plus 90 Option.........................     93
             Guaranteed Minimum Income Benefit (GMIB)
              Option..........................................    115
             Ovation Lifetime Income II (Ovation II) (Single
              and Joint) Option...............................    122
           GENERAL INFORMATION................................    131
             The Company -- Minnesota Life Insurance
              Company.........................................    131
             The Separate Account -- Variable Annuity
              Account.........................................    132
             Changes to the Separate Account -- Additions,
              Deletions or Substitutions......................    132
             Compensation Paid for the Sale of Contracts......    133
             Payments Made by Underlying Mutual Funds.........    135
             The General Account..............................    136
           VOTING RIGHTS......................................    136
           FEDERAL TAX STATUS.................................    137
           PERFORMANCE DATA...................................    144
           CYBERSECURITY......................................    145
           STATEMENT OF ADDITIONAL INFORMATION................    145
           APPENDIX A -- Condensed Financial Information
            and Financial Statements..........................    A-1
           APPENDIX B -- Illustration of Variable Annuity
            Values............................................    B-1
             Illustration of Variable Annuity Income..........    B-1
           APPENDIX C -- Types of Qualified Contracts.........    C-1
           APPENDIX D -- Examples of Highest Anniversary
            Value II Death Benefit Option.....................    D-1
           APPENDIX E -- Examples of Premier II Death
            Benefit Option....................................    E-1
           APPENDIX F -- Examples of Estate Enhancement
            Benefit II Option.................................    F-1
           APPENDIX G -- Examples of the Guaranteed
            Minimum Income Benefit Option.....................    G-1
           APPENDIX H -- Examples of the Ovation Lifetime
            Income II Single and Joint Options................    H-1
           APPENDIX I -- Examples of the MyPath Highest
            Anniversary Death Benefit Single and Joint
            Options...........................................    I-1
           APPENDIX J -- Examples of the MyPath Core Flex
            Single and Joint Options..........................    J-1
           APPENDIX K -- Examples of the MyPath Ascend
            Single and Joint Options..........................    K-1
           APPENDIX L -- Examples of the MyPath Summit
            Single and Joint Options..........................    L-1
           APPENDIX M -- Examples of the MyPath Value
            Single and Joint Options..........................    M-1
           APPENDIX N -- Examples of the MyPath Ascend 2.0
            Single and Joint Options..........................    N-1
           APPENDIX O -- Examples of the SureTrack Plus 90
            Option............................................    O-1
           APPENDIX P -- Historic Benefit Base Enhancement
            Rates and Annual Income Percentages...............    P-1
           APPENDIX Q -- Examples of the Premier Protector
            Death Benefit Rider...............................    Q-1

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THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
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SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a Sub-Account of the Variable Annuity Account, of this contract before Annuity Payments begin.

ACCUMULATION UNIT VALUE: the value of an Accumulation Unit. Accumulation Unit Value of any Sub-account is subject to change on any Business Day in much the same way that the value of a mutual fund share changes each day. The fluctuations in value reflect the investment results, expenses of and charges against the Portfolio in which the Sub-Account invests its assets. Fluctuations also reflect charges against the Separate Account

ACTIVITIES OF DAILY LIVING (ADL): The activities of daily living refer to basic functional abilities that ensure the ability for self-care and ability to live independently without substantial assistance from another individual. The six activities of daily living are:

   (1) Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
   (2) Continence: The ability to maintain control of bowel and bladder function or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for a catheter or colostomy bag).
   (3) Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
   (4) Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
   (5) Toileting: Getting to and from the toilet, getting on and off the toilet and performing associated personal hygiene.
   (6) Transferring: Moving into or out of a bed, chair or wheelchair.

ANNUITANT: the natural person named as annuitant upon whose lifetime Annuity Payment benefits will be determined under the contract. An Annuitant's life may also be used to determine the value of death benefits and to determine the Maturity Date.

ANNUITY PAYMENTS: a series of payments for life; for life with a minimum number of payments guaranteed; or for the joint lifetime of the Annuitant and another person and thereafter during the lifetime of the survivor.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of Annuity Payments under a Variable Annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial Variable Annuity Payment. Currently the AIR is equal to 4.5%.

ANNUITY COMMENCEMENT DATE: the date on which Annuity Payments are elected to begin. This may be the Maturity Date or a date you select prior to the Maturity Date.

BUSINESS DAY: generally, any day on which the New York Stock Exchange (NYSE) is open for trading. The Company's Business Day ends at 3:00 p.m. (Central
Time) or the close of regular trading of the NYSE, if earlier.

CODE:  the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a Commuted Value is elected for a period certain on a Variable Annuity Payment during the life of the Annuitant, a deferred sales charge may apply.

CONTRACT ANNIVERSARY: the same day and month as the Contract Date for each succeeding year of this contract.

CONTRACT DATE: the effective date of this contract. It is also the date from which we determine Contract Anniversaries and Contract Years.

CONTRACT VALUE: the sum of your values in the Variable Annuity Account, the DCA Fixed Account, and the Fixed Account, on any Valuation Date prior to the Annuity Commencement Date.

CONTRACT YEAR: a period of one year beginning with the Contract Date or a Contract Anniversary.

DESIGNATED LIFE: for the applicable optional death benefit and optional living benefit riders, the "Designated Life" is the Owner of the contract, or the Annuitant in the case of an Owner that is not a natural person, unless otherwise agreed to by us. The Designated Life will be used to determine the benefits under the single versions of the optional riders. The Designated Life will be shown on your contract rider. For the single versions of the optional rider, a Designated Life may not be added or changed after the rider effective date. For joint versions of the optional rider, an Owner must be a natural person.

DOLLAR COST AVERAGING (DCA) FIXED ACCOUNT: a Guaranteed Interest Option available for Purchase Payment allocations. Purchase Payments allocated to the DCA Fixed Account will be transferred out to the Sub-Accounts of the Variable Annuity Account that you elect, over a specified time period. Amounts in the DCA Fixed Account are part of our General Account.

FIXED ACCOUNT: a Guaranteed Interest Option available for Fixed Annuity Payments. If you elect Fixed Annuity Payments, your Contract Value will be transferred to the Fixed Account as of the date we receive your election. For any period prior to the date amounts are applied to provide Annuity Payments, interest will be credited on amounts in the Fixed Account at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Amounts in the Fixed Account are part of our General Account.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

GENERAL ACCOUNT: includes assets held in the Fixed Account, DCA Fixed Account and all other Company assets not allocated to a Separate Account. General Account assets are subject to the financial strength and claims paying ability of the Company.

GUARANTEED INTEREST OPTIONS: A type of investment option that provides an interest rate guaranteed for a specified period of time. The Guaranteed Interest Options currently include the Fixed Account (for Fixed Annuity Payments only) and the DCA Fixed Account (for new Purchase Payments only).

JOINT DESIGNATED LIFE AND DESIGNATED LIVES: for the applicable optional death benefit and optional living benefit riders, the "Joint Designated Life" is either the joint Owner or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the joint versions of the optional riders. The Designated Life and Joint Designated Life will be shown on your contract rider. A Joint Designated Life may be removed because of divorce, but otherwise may not be added or changed after the rider effective date. The joint versions of the optional riders are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing the joint version of an optional rider if you have questions about your spouse's status under federal law.

MATURITY DATE: the date the contract matures. The Maturity Date will be the first of the month on or following the oldest Annuitant's 95/th/ or 100/th/ birthday, unless otherwise agreed to by us. The Maturity

Date may vary by the contract issue state and the date of issue. Consult your contract for the date applicable to you.

MINNESOTA LIFE, WE, OUR, US:  Minnesota Life Insurance Company.

NET INVESTMENT FACTOR: the Net Investment Factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the Variable Annuity Account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying Fund after deductions for all charges to the Variable Annuity Account including those for applicable optional benefit riders.

NON-QUALIFIED CONTRACT:  A contract other than a Qualified Contract.

OWNER, YOU, YOUR: the owner of the contract, which could be a natural person(s), or a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The Owner has all of the rights under the contract.

PORTFOLIO(S), FUND(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Each Sub-Account of the Variable Annuity Account invests in a different Portfolio. Currently these include the Portfolios shown on the cover page of this Prospectus.

PRO-RATA BASIS: values adjusted on a Pro-rata Basis means that the value being adjusted will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the value that is being adjusted immediately prior to the withdrawal,
   (b) is the total amount withdrawn, including any applicable charges, and
   (c) is the Contract Value immediately prior to the withdrawal.

PURCHASE PAYMENTS: amounts paid to us under your contract in consideration of the benefits provided.

QUALIFIED CONTRACT: A contract issued to an employer sponsored retirement plan or an individual retirement annuity or account that receives favorable tax treatment under Section 401, 404, 408, 408A or 457 of the Code. Currently, we issue Qualified Contracts that may include, but are not limited to, Traditional IRAs, Roth IRAs, and Simplified Employee Pension (SEP) IRAs.

RATE SHEET PROSPECTUS SUPPLEMENT: Supplements to the Prospectus that we periodically file with the SEC that provide and modify certain rates associated with optional living benefit riders. Rate Sheet Prospectus Supplements disclose the benefit base enhancement rate and annual income percentage that will be available for new contract purchases for a specified period. Current Rate Sheet Prospectus Supplements are available to Owners at the time of new contract purchases.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the Variable Annuity Account. Each Sub-Account invests in a different Portfolio.

VALUATION DATE OR VALUATION DAYS:  each date on which a Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transaction tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

        .  To receive a current copy of the MultiOption(R) Guide
           Variable Annuity Statement of Additional Information (SAI) without charge, call 1-800- 362-3141, or complete and detach the following and send it to:
            Minnesota Life Insurance Company
            Annuity Services
            P.O. Box 64628
            St. Paul, MN 55164-0628

                    Name __________________________________________________________________
                    Address _______________________________________________________________
                    City _______________________________________________ State _______ Zip __

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS


An annuity is a contract between an Owner and an insurance company, where the insurance company promises to pay you an income in the form of Annuity Payments. These payments begin on a designated date, referred to as the Annuity Commencement Date. An annuity contract may be "deferred" or "immediate". An immediate annuity contract is one in which Annuity Payments begin right away, generally within a month or two after our receipt of your Purchase Payment, but no later than one year from the date of initial purchase. A deferred annuity delays your Annuity Payments until a later date. During this deferral period, also known as the accumulation period, your annuity Purchase Payments and any earnings accumulate on a tax deferred basis. Tax deferral means you are not taxed until you take money out of your annuity.


TYPE OF CONTRACT

The Contract is a variable annuity because the value of your contract can increase or decrease based on the investment experience of the Portfolios in the Separate Account. If you invest in the Separate Account, the amount of money you accumulate in your contract during the accumulation phase depends upon the performance of the Portfolios you select. You can lose money for amounts you allocate to the Separate Account. If you choose a Variable Annuity for the income phase, the amount of Annuity Payments you receive from the Separate Account also depend upon the investment performance of your Portfolios. GUARANTEES PROVIDED BY THE INSURANCE COMPANY AS TO THE BENEFITS PROMISED IN THE CONTRACT ARE SUBJECT TO THE CLAIMS PAYING ABILITY OF THE INSURANCE COMPANY AND ARE SUBJECT TO THE RISK THAT THE INSURANCE COMPANY MAY DEFAULT ON ITS OBLIGATIONS UNDER THOSE GUARANTEES.

This Prospectus describes two different types of Contracts: B Series and L Series. The primary differences are the deferred sales charge and expenses (e.g., L Series has higher Separate Account charges and a shorter deferred sales charge schedule than B Series). L SERIES IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER MAY 1, 2017.

Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. YOUR CONTRACT HAS A RIGHT OF CANCELLATION WHICH IS DESCRIBED IN DETAIL IN THE SECTION ENTITLED "RIGHT OF CANCELLATION OR FREE LOOK". Charges that apply to your Contract may be found in the section entitled "Contract Charges and Fees".

State variations of certain features may exist and the Contract may not be available in every state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract. In addition, we may offer other Variable Annuity contracts which could be more or less expensive, or have different benefits from this Contract. See your registered representative for more information and to help determine if this product is right for you.

PURCHASE PAYMENTS:*

    Initial Minimum (B and L Series)                   $10,000 for Qualified and
                                                       Non-Qualified Contracts

    Subsequent payment minimum (B and L Series)        $500
                                                       ($100 for automatic payment plans)

    Maximum cumulative Purchase Payments (B and L      $1,000,000
    Series)** (without our prior consent)

  * Please note: If you intend to use this contract as part of an employer sponsored retirement plan or it is a Qualified Contract, the retirement plan or Qualified Contract may have contribution minimums or maximums that are different than those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the employer sponsored retirement plan (if it is tax qualified) or Qualified Contract is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.

  ** Restrictions on additional Purchase Payments may apply and are described later in this Prospectus. See the section entitled "Description of the Contract -- Purchase Payments" for details. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on Purchase Payments. See the sections entitled "Death Benefits -- Optional Death Benefit Riders" and "Optional Living Benefit Riders" for details.

INVESTMENT OPTIONS:

   Fixed Account (available only for Fixed Annuity     Minnesota Life General Account
     Payments)

   DCA Fixed Account (new Purchase Payments only)      6 Month Option

   DCA Fixed Account (new Purchase Payments only)
                                                       12 Month Option

   Variable Annuity Account
                                                       See the list of Portfolios on the cover page

WITHDRAWALS:

                        Minimum withdrawal amount      $250

   (Withdrawals and surrenders may be subject to deferred sales charges.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first Contract Anniversary:

  .  Hospital and Medical Care Waiver

  .  Terminal Condition Waiver

State variations may apply to these waivers. See your representative and the section entitled "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a standard guaranteed minimum death benefit. Certain optional death benefits may also be selected for an additional charge and may provide the opportunity for a larger death benefit. The optional death benefits include:

  .  HIGHEST ANNIVERSARY VALUE II (HAV II) DEATH BENEFIT OPTION,

  .  PREMIER II DEATH BENEFIT (PDB II) OPTION, and

  . MYPATH(TM) HIGHEST ANNIVERSARY DEATH BENEFIT (MYPATH DB) (SINGLE AND JOINT) OPTION. This rider is only available when you also elect to buy a MyPath Core Flex or MyPath Value optional living benefit rider.

  .  PREMIER PROTECTOR DEATH BENEFIT (PREMIER PROTECTOR OR PPDB) RIDER

In addition to the HAV II and PDB II optional riders, you may also elect the ESTATE ENHANCEMENT BENEFIT II (EEB II) OPTION for an additional charge. This optional contract rider provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.

Once you elect an optional rider, you may not cancel it. Please refer to the section entitled "Optional Death Benefit Riders" later in the Prospectus for a complete description of each rider, its benefits, limitations, and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the Prospectus for a complete description of the rider charges.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future Purchase Payments by giving us written notice or a telephone call notifying us of the change. New Purchase Payments may be allocated among the Portfolios or to the DCA Fixed Account. Before Annuity Payments begin, you may transfer all or a part of your Contract Value among the Portfolios. If you elect a living benefit rider, your investment options may be limited to options permitted by us. After Annuity Payments begin, you may instruct us to transfer amounts held as annuity reserves among the Variable Annuity Sub-Accounts for a Variable Annuity, subject to some restrictions. Once Annuity Payments begin, annuity reserves may not be transferred from a Variable Annuity to a Fixed Annuity or from a Fixed Annuity to a Variable Annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; and a joint and last survivor annuity. Each annuity option may be elected as a Variable or Fixed Annuity or a combination of the two. Other annuity options may be available from us on request.

OPTIONAL LIVING BENEFIT RIDERS

We have suspended the availability of the following optional riders:


  .  MyPath Summit -- Single and Joint Options (effective July 9, 2018)


  .  MyPath Ascend -- Single and Joint Options (effective October 15, 2014)

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)

  . Ovation Lifetime Income II -- Single and Joint Options (effective October 4, 2013)

Certain other optional contract riders may also be available to you for an additional charge. These are sometimes referred to as "living benefits." Only one living benefit may be elected on a contract. When you elect a living benefit rider your investment choices will be limited and you must allocate your entire Contract Value to an allocation plan permitted by us. Purchase Payment amounts after your initial Purchase Payment may also be limited. Each optional contract rider may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s), it may adversely affect the benefit of the optional contract rider. Each rider also has a charge that applies to it. The charges are discussed in the section entitled "Optional Contract Rider Charges."

MYPATH LIFETIME INCOME OPTIONAL RIDERS

We currently offer the following single and joint versions of optional living benefit riders, each of which is a guaranteed lifetime withdrawal benefit rider:

  .  MYPATH CORE FLEX (SINGLE AND JOINT),


  .  MYPATH ASCEND 2.0 (SINGLE AND JOINT), AND


  .  MYPATH VALUE (SINGLE AND JOINT).

Collectively, these optional riders along with the MyPath Ascend (Single and Joint) optional riders, are sometimes referred to as the MyPath Lifetime Income optional riders.

Each of the MyPath Lifetime Income optional riders is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount beginning on or after a certain date (referred to as the benefit date) and continuing over the lifetime of the Designated life (for Single versions), and over the lifetime of two Designated Lives (for Joint versions), regardless of the underlying Sub-Account performance. The amount received will be in the form of a withdrawal from your Contract Value if the Contract Value is greater than zero. If the Contract Value falls to zero, the amount received will be pursuant to the automatic payment phase. Please be aware that if you withdraw more than the guaranteed annual withdrawal amount, that withdrawal may adversely reduce the amount you can withdraw in future years, and as a result the benefit may be reduced or eliminated.

Once you elect one of these optional riders, you may not cancel it. Please refer to the section entitled "Optional Living Benefit Riders" later in the Prospectus for a complete description of each rider, its benefits, and its limitations and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the Prospectus for a complete description of the rider charges.

SURETRACK PLUS 90

SureTrack Plus 90 is a guaranteed minimum accumulation benefit. It is an optional living benefit rider. This optional rider is designed to provide a benefit that guarantees the Owner a minimum Contract Value at the end of a specified period called the benefit period. The benefit period is 10 years. This optional rider may be appropriate for you if you are concerned about loss of Contract Value due to market fluctuations and are willing to hold the contract and rider until the end of the benefit period. SureTrack Plus 90 may not be appropriate for you if you intend to surrender or annuitize your contract before the end of the 10-year benefit period or if you take withdrawals during the benefit period, which reduces the benefit.

Please refer to the section entitled "Optional Living Benefit Riders" later in the Prospectus for a complete description of SureTrack Plus 90 benefits, and its limitations and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the Prospectus for a complete description of the rider charges.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

EFFECTIVE OCTOBER 4, 2013 THIS OPTION IS NO LONGER AVAILABLE.

This optional living benefit rider provides for a guaranteed minimum Fixed Annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed Fixed Annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the Annuity Payments provided by this rider may be less than the same Annuity Payment option available under the base contract, even if the benefit base is greater than the Contract Value. Once you elect this option it cannot be cancelled. This rider does not guarantee an investment return in your contract or a minimum Contract Value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OPTIONAL LIVING BENEFIT RIDERS' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.

OVATION LIFETIME INCOME II (OVATION II)

EFFECTIVE OCTOBER 4, 2013 THIS OPTION IS NO LONGER AVAILABLE.

Ovation II is a guaranteed lifetime withdrawal benefit. It is an optional living benefit rider, and can be elected as a single option (Ovation II -- Single) or as a joint option (Ovation II -- Joint). The optional rider is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount beginning on the benefit date (described below) and continuing over the Owner's life for Ovation II -- Single, and over the lifetime of two "Designated Lives" for Ovation II -- Joint, regardless of underlying Sub-Account performance. The amount received will be in the form of a withdrawal of Contract Value if the Contract Value is greater than zero and will be pursuant to the automatic payment phase if the Contract Value falls to zero. In each Contract Year, beginning on the later of the rider effective date or the Contract Anniversary following the 59/th/ birthday of the oldest Owner (or Annuitant in the case of a non-natural Owner) for Ovation II -- Single, and of the youngest Designated Life for Ovation II -- Joint (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the Owner's death (or in the case of joint Owners, until the first death) for Ovation II -- Single, and until the death of both Designated Lives for Ovation II --Joint. For Ovation II -- Single, the GAI amount is based on the age of the oldest Owner and ranges from 4.5% to 6.5% of the benefit base. For Ovation II -- Joint, the GAI amount is based on the age of the youngest Designated Life and ranges from 4.0% to 6.0% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Optional Living Benefit Riders' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II rider.

This rider differs, in part, from the GMIB rider in that the Ovation II rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through Fixed Annuity Payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption(R) Guide Variable Annuity contract. All expenses shown are rounded to the nearest dollar.


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted and range from 0% to 3.5%, depending on applicable law. See "Premium Tax" for more information.

OWNER TRANSACTION EXPENSES

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of Purchase Payments)    None

  DEFERRED SALES CHARGE

 . Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.

  (as a percentage of each Purchase Payment)

                   YEARS SINCE PURCHASE PAYMENT B SERIES L SERIES
                   ---------------------------- -------- --------
                               0-1                 8%       8%
                               1-2                 8%       8%
                               2-3                 7%       7%
                               3-4                 6%       6%
                               4-5                 5%       0%
                               5-6                 4%       0%
                               6-7                 3%       0%
                         7 and thereafter          0%       0%
                SURRENDER FEES                    None     None

                TRANSFER FEE*
                  Maximum Charge                  $10*     $10*
                  Transfer Charge                 None     None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company fees and expenses.

                                            B SERIES L SERIES
                                            -------- --------
                  ANNUAL MAINTENANCE FEE**    $50      $50

** (Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $50,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES BEFORE ANNUITY PAYMENTS COMMENCE (as a percentage of average account value)

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                                           B SERIES L SERIES
                                                                           -------- --------
Mortality and Expense Risk Charge                                            1.20%    1.55%
Administrative Charge                                                        0.15%    0.15%
Total Base Contract Separate Account Annual Expenses (No Optional Riders)    1.35%    1.70%

OPTIONAL SEPARATE ACCOUNT CHARGES

                                                       B SERIES L SERIES
                                                       -------- --------
        Estate Enhancement Benefit II (EEB II) Charge    0.25%    0.25%

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS

                                    TOTAL CHARGE:     TOTAL CHARGE:
                                  OPTIONAL CHARGE + OPTIONAL CHARGE +
                                    BASE CONTRACT     BASE CONTRACT
                                      B SERIES          L SERIES
                                  ----------------- -----------------
          Base Contract + EEB II        1.60%             1.95%

(The HAV II, PDB II, MyPath DB, and each of the optional living benefit riders are not included with the above charges because these charges are calculated on a different basis than the above-described charges.)

OTHER OPTIONAL BENEFIT CHARGES (APPLIES TO B AND L SERIES WHERE APPLICABLE)


------------------------------------------------------------------------------------------------------
                                         MAXIMUM    CURRENT     TO DETERMINE THE
                                         POSSIBLE   BENEFIT       AMOUNT TO BE
                                          CHARGE     CHARGE   DEDUCTED, THE ANNUAL  THE BENEFIT CHARGE
                                          ANNUAL     ANNUAL   CHARGE PERCENTAGE IS    IS DEDUCTED ON
            OPTIONAL RIDER              PERCENTAGE PERCENTAGE  MULTIPLIED BY THE:         EACH:
------------------------------------------------------------------------------------------------------
OPTIONAL DEATH BENEFIT RIDERS CURRENTLY OFFERED
------------------------------------------------------------------------------------------------------
Premier Protector Death Benefit --         0.90%      0.90%     Premier Protector       Quarterly
  Charge                                                          Death Benefit         Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
Highest Anniversary Value II               0.30%      0.30%       Death Benefit         Quarterly
  (HAV II) Death Benefit Charge                                                         Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
Premier II Death Benefit (PDB II)          0.80%      0.80%       Death Benefit         Quarterly
  Charge                                                                                Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
MyPath Highest Anniversary Death           0.40%      0.40%    Highest Anniversary      Quarterly
  Benefit -- Single and Joint                                     Death Benefit         Contract
  (MyPath DB) Charge                                                                   Anniversary
------------------------------------------------------------------------------------------------------
OPTIONAL LIVING BENEFIT RIDERS CURRENTLY OFFERED
------------------------------------------------------------------------------------------------------
MyPath Core Flex -- Single Charge          2.00%      1.20%    Greater of Contract      Quarterly
                                                              Value or Benefit Base     Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
MyPath Core Flex -- Joint Charge           2.00%      1.30%    Greater of Contract      Quarterly
                                                              Value or Benefit Base     Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
MyPath Ascend 2.0 -- Single Charge         2.25%      1.40%    Greater of Contract      Quarterly
                                                              Value or Benefit Base     Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
MyPath Ascend 2.0 -- Joint Charge          2.25%      1.50%    Greater of Contract      Quarterly
                                                              Value or Benefit Base     Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
MyPath Value -- Single Charge              1.00%      0.45%    Greater of Contract      Quarterly
  (Contracts Applied for Before May 1,                        Value or Benefit Base     Contract
  2017)                                                                                Anniversary
------------------------------------------------------------------------------------------------------
MyPath Value -- Joint Charge               1.00%      0.55%    Greater of Contract      Quarterly
  (Contracts Applied for Before May 1,                        Value or Benefit Base     Contract
  2017)                                                                                Anniversary
------------------------------------------------------------------------------------------------------
MyPath Value -- Single Charge              1.00%      0.55%    Greater of Contract      Quarterly
  (Contracts Applied for On or After                          Base or Benefit Base      Contract
  May 1, 2017)                                                                         Anniversary
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                       MAXIMUM    CURRENT     TO DETERMINE THE
                                       POSSIBLE   BENEFIT       AMOUNT TO BE
                                        CHARGE     CHARGE   DEDUCTED, THE ANNUAL  THE BENEFIT CHARGE
                                        ANNUAL     ANNUAL   CHARGE PERCENTAGE IS    IS DEDUCTED ON
           OPTIONAL RIDER             PERCENTAGE PERCENTAGE  MULTIPLIED BY THE:         EACH:
----------------------------------------------------------------------------------------------------
MyPath Value -- Joint Charge             1.00%      0.65%    Greater of Contract      Quarterly
  (Contracts Applied for On or After                        Base or Benefit Base      Contract
  May 1, 2017)                                                                       Anniversary
----------------------------------------------------------------------------------------------------
SureTrack Plus 90                        2.00%      1.30%     Accumulation Base       Quarterly
                                                                                      Contract
                                                                                     Anniversary
----------------------------------------------------------------------------------------------------
OPTIONAL LIVING BENEFIT RIDERS NO LONGER OFFERED
----------------------------------------------------------------------------------------------------
MyPath Summit -- Single Charge           2.25%      1.40%    Greater of Contract      Quarterly
                                                            Value or Benefit Base     Contract
                                                                                     Anniversary
----------------------------------------------------------------------------------------------------
MyPath Summit -- Joint Charge            2.25%      1.50%    Greater of Contract      Quarterly
                                                            Value or Benefit Base     Contract
                                                                                     Anniversary
----------------------------------------------------------------------------------------------------
MyPath Ascend -- Single Charge           2.25%      1.40%    Greater of Contract      Quarterly
                                                            Value or Benefit Base     Contract
                                                                                     Anniversary
----------------------------------------------------------------------------------------------------
MyPath Ascend -- Joint Charge            2.25%      1.50%    Greater of Contract      Quarterly
                                                            Value or Benefit Base     Contract
                                                                                     Anniversary
----------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit        1.50%      0.95%       Benefit Base          Contract
  (GMIB) Charge                                                                      Anniversary
----------------------------------------------------------------------------------------------------
Ovation Lifetime Income II -- Single     2.25%      1.20%    Greater of Contract      Quarterly
  Charge                                                    Value or Benefit Base     Contract
                                                                                     Anniversary
----------------------------------------------------------------------------------------------------
Ovation Lifetime Income II -- Joint      2.50%      1.20%    Greater of Contract      Quarterly
  Charge                                                    Value or Benefit Base     Contract
                                                                                     Anniversary
----------------------------------------------------------------------------------------------------


The next item shows the minimum and maximum total operating expenses charged by the Portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


                                                                               MINIMUM MAXIMUM
                                                                               ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES                               0.45%   1.76%
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)




CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other Variable Annuity contracts. These costs include Owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and Portfolio company fees and expenses.

Please note:

  .  You may elect only one optional living benefit rider on the contract.

  . You may not elect the HAV II, PDB II, Premier Protector DB or the EEB II with any optional living benefit rider.

  . You may only elect MyPath DB along with the MyPath Core Flex or MyPath Value optional living benefit riders.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the Separate Account annual expenses before Annuity Payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period:

  . Base + MyPath DB -- Joint + MyPath Core Flex -- Joint (B and L Series contracts)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                       IF YOU ANNUITIZE AT THE END OF THE
                               IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                               END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                               --------------------------------------- -------------------------------
MULTIOPTION GUIDE -- B SERIES  1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-----------------------------  ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + MyPath DB -- Joint +
 MyPath Core Flex -- Joint     $1,352   $2,384    $3,354     $5,920     $552     $1,684  $2,854   $5,920
MINIMUM FUND EXPENSES
Base + MyPath DB -- Joint +
 MyPath Core Flex -- Joint     $1,223   $2,006    $2,742     $4,800     $423     $1,306  $2,242   $4,800

MULTIOPTION -- L SERIES
-----------------------
MAXIMUM FUND EXPENSES
Base + MyPath DB -- Joint +
 MyPath Core Flex -- Joint     $1,387   $2,486    $3,016     $6,201     $587     $1,786  $3,016   $6,201
MINIMUM FUND EXPENSES
Base + MyPath DB -- Joint +
 MyPath Core Flex -- Joint     $1,259   $2,112    $2,414     $5,121     $459     $1,412  $2,414   $5,121


NOTE: In the above example, the charge for MyPath Core Flex -- Joint assumes the maximum annual fee rate of 2.00% applies for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

SEPARATE ACCOUNT ANNUAL EXPENSES AFTER ANNUITY PAYMENTS COMMENCE (as a percentage of average account value)

This section shows the fees and charges that apply to your contract after Annuity Payments commence.

  SEPARATE ACCOUNT BASED CHARGES                  B SERIES        L SERIES

  Mortality and Expense Risk Charge                 1.20%           1.20%

  Administrative Charge                             0.15%           0.15%

  Total Base Contract Separate Account Annual

  Expenses (No Optional Riders)                     1.35%           1.35%

  Optional Separate Account Charges            Not Applicable  Not Applicable

  OTHER CHARGES                                   B SERIES        L SERIES

  Optional Benefit Charges                     Not Applicable  Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each Sub-Account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements". The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the Portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the Portfolio prospectuses. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus.


                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                             OBJECTIVE
                    ---------                                   ----------                           ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
Dynamic Asset Allocation Portfolio -- Class B      AllianceBernstein L.P.               Seeks to maximize total return
 Shares+                                                                                consistent with the Adviser's
                                                                                        determination of reasonable risk.
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS)
Invesco V.I. American Value Fund -- Series II      Invesco Advisers, Inc.               Seeks to provide above-average total
 Shares                                                                                 return over a market cycle of three
                                                                                        to five years by investing in common
                                                                                        stocks and other equity securities.
                                                                                        Effective on June 30, 2019, the
                                                                                        Fund's investment objective is long-
                                                                                        term capital appreciation.
Invesco V.I. Comstock Fund -- Series II Shares     Invesco Advisers, Inc.               Seeks capital growth and income
                                                                                        through investments in equity
                                                                                        securities, including common stocks,
                                                                                        preferred stocks and securities
                                                                                        convertible into common and
                                                                                        preferred stocks.
Invesco V.I. Equity and Income Fund -- Series II   Invesco Advisers, Inc.               Seeks both capital appreciation and
 Shares                                                                                 current income.
Invesco V.I. Small Cap Equity Fund -- Series II    Invesco Advisers, Inc.               Seeks long-term growth of capital.
 Shares
ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR)
Morningstar Aggressive Growth ETF Asset            ALPS Advisors, Inc.,                 Seeks to provide investors with
 Allocation Portfolio -- Class II Shares           SUB-ADVISER: Morningstar Investment  capital appreciation.
                                                   Management LLC
Morningstar Balanced ETF Asset Allocation          ALPS Advisors, Inc.,                 Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Morningstar Investment  capital appreciation and some
                                                   Management LLC                       current income.
Morningstar Conservative ETF Asset Allocation      ALPS Advisors, Inc.,                 Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Morningstar Investment  current income and preservation of
                                                   Management LLC                       capital.

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                              OBJECTIVE
                    ---------                                   ----------                            ----------
Morningstar Growth ETF Asset Allocation            ALPS Advisors, Inc.,                 Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Morningstar Investment  capital appreciation.
                                                   Management LLC
Morningstar Income and Growth ETF Asset            ALPS Advisors, Inc.,                 Seeks to provide investors with
 Allocation Portfolio Class II Shares              SUB-ADVISER: Morningstar Investment  current income and capital
                                                   Management LLC                       appreciation.
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    American Century Investment          The Fund pursues long-term total
                                                   Management, Inc.                     return using a strategy that seeks to
                                                                                        protect against U.S. inflation.
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund -- Class 2 Shares                 Capital Research and Management      Seeks to provide over the long term,
                                                   Company                              with a high level of total return
                                                                                        consistent with prudent investment
                                                                                        management.
Global Growth Fund -- Class 2 Shares               Capital Research and Management      Seeks to provide long-term growth of
                                                   Company                              capital.
Global Small Capitalization Fund -- Class 2 Shares Capital Research and Management      Seeks to provide long-term growth of
                                                   Company                              capital.
Growth Fund -- Class 2 Shares                      Capital Research and Management      Seeks to provide growth of capital.
                                                   Company
Growth-Income Fund -- Class 2 Shares               Capital Research and Management      Seeks to achieve long-term growth of
                                                   Company                              capital and income.
International Fund -- Class 2 Shares               Capital Research and Management      Seeks to provide long-term growth of
                                                   Company                              capital.
New World Fund(R) -- Class 2 Shares                Capital Research and Management      Seeks long-term capital appreciation.
                                                   Company
U.S. Government/AAA-Rated Securities Fund --       Capital Research and Management      Seeks to provide a high level of
 Class 2 Shares                                    Company                              current income consistent with
                                                                                        preservation of capital.
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -- Service Class 2 Shares  Fidelity Management & Research       Seeks reasonable income.
                                                   Company (FMR) is the Fund's
                                                   manager.
                                                   SUB-ADVISER: FMR Co., Inc. (FMRC)
                                                   and other investment advisers serve
                                                   as sub-advisers for the Fund.
Mid Cap Portfolio -- Service Class 2 Shares        Fidelity Management & Research       Seeks long-term growth of capital.
                                                   Company
                                                   (FMR) is the Fund's manager.
                                                   SUB-ADVISER: FMR Co., Inc. (FMRC)
                                                   and other investment advisers serve
                                                   as sub-advisers for the Fund.

                                                             INVESTMENT                           INVESTMENT
                    FUND NAME                                  ADVISER                            OBJECTIVE
                    ---------                                 ----------                          ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Small Cap Value VIP Fund -- Class 2       Franklin Mutual Advisers, LLC    Seeks long-term total return.
 Shares
Templeton Developing Markets VIP Fund -- Class 2   Templeton Asset Management Ltd.  Seeks long-term capital appreciation.
 Shares
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs VIT Global Trends Allocation Fund    Goldman Sachs Asset Management,  Seeks total return while seeking to
 -- Service Shares                                 L.P.                             provide volatility management.
Goldman Sachs VIT High Quality Floating Rate       Goldman Sachs Asset Management,  Seeks to provide a high level of
 Fund -- Service Shares                            L.P.                             current income, consistent with low
                                                                                    volatility of principal.
IVY VARIABLE INSURANCE PORTFOLIOS
Ivy VIP Asset Strategy -- Class II Shares          Ivy Investment Management        Seeks to provide total return.
                                                   Company (IICO)
Ivy VIP Balanced -- Class II Shares                Ivy Investment Management        Seeks to provide total return through
                                                   Company (IICO)                   a combination of capital appreciation
                                                                                    and current income.
Ivy VIP Core Equity -- Class II Shares             Ivy Investment Management        Seeks to provide capital growth and
                                                   Company (IICO)                   appreciation.
Ivy VIP Global Growth -- Class II Shares           Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)
Ivy VIP High Income -- Class II Shares             Ivy Investment Management        Seeks to provide total return through
                                                   Company (IICO)                   a combination of high current
                                                                                    income and capital appreciation.
Ivy VIP International Core Equity -- Class II      Ivy Investment Management        Seeks to provide capital growth and
 Shares                                            Company (IICO)                   appreciation.
Ivy VIP Mid Cap Growth -- Class II Shares          Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)
Ivy VIP Natural Resources -- Class II Shares       Ivy Investment Management        Seeks to provide capital growth and
                                                   Company (IICO)                   appreciation.
Ivy VIP Science and Technology -- Class II Shares  Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)
Ivy VIP Small Cap Core -- Class II Shares          Ivy Investment Management        Seeks to provide capital appreciation.
                                                   Company (IICO)
Ivy VIP Small Cap Growth -- Class II Shares        Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)
Ivy VIP Value -- Class II Shares                   Ivy Investment Management        Seeks to provide capital appreciation.
                                                   Company (IICO)
Ivy VIP Pathfinder Moderate -- Managed             Ivy Investment Management        Seeks to provide total return
 Volatility+ -- Class II Shares                    Company (IICO)                   consistent with a moderate level of
                                                   SUB-ADVISER: Securian Asset      risk as compared to the other Ivy
                                                   Management, Inc.                 VIP Pathfinder Managed Volatility
                                                                                    Portfolios, while seeking to manage
                                                                                    volatility of investment return.

                                                              INVESTMENT                           INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
Ivy VIP Pathfinder                                 Ivy Investment Management          Seeks to provide growth of capital,
 Moderately Aggressive -- Managed Volatility --    Company (IICO)                     but also to seek income consistent
 Class II Shares+                                  SUB-ADVISER: Securian Asset        with a moderately aggressive level of
                                                   Management, Inc.                   risk as compared to the other Ivy
                                                                                      VIP Pathfinder Managed Volatility
                                                                                      Portfolios, while seeking to manage
                                                                                      volatility of investment return.
Ivy VIP Pathfinder Moderately Conservative --      Ivy Investment Management          Seeks to provide total return
 Managed Volatility -- Class II Shares+            Company (IICO)                     consistent with a moderately
                                                   SUB-ADVISER: Securian Asset        conservative level of risk as
                                                   Management, Inc.                   compared to the other Ivy VIP
                                                                                      Pathfinder Managed Volatility
                                                                                      Portfolios, while seeking to manage
                                                                                      volatility of investment return.
JANUS ASPEN SERIES
Janus Henderson Balanced Portfolio -- Service      Janus Capital Management LLC       Seeks long-term capital growth,
 Shares                                                                               consistent with preservation of
                                                                                      capital and balanced by current
                                                                                      income.
Janus Henderson Flexible Bond Portfolio --         Janus Capital Management LLC       Seeks to obtain maximum total
 Service Shares                                                                       return, consistent with preservation
                                                                                      of capital.
Janus Henderson Forty Portfolio -- Service Shares  Janus Capital Management LLC       Seeks long-term growth of capital.
Janus Henderson Mid Cap Value Portfolio --Service  Janus Capital Management LLC       Seeks capital appreciation.
 Shares                                            SUB-ADVISER: Perkins Investment
                                                   Management LLC
Janus Henderson Overseas Portfolio -- Service      Janus Capital Management LLC       Seeks long-term growth of capital.
 Shares
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Small Cap Growth Portfolio    Legg Mason Partners Fund Advisor,  The fund seeks long-term growth of
 -- Class II Shares                                LLC                                capital.
                                                   SUB-ADVISER: ClearBridge
                                                   Investments, LLC
MFS(R) VARIABLE INSURANCE TRUST II
MFS(R) International Value Portfolio -- Service    Massachusetts Financial Services   The fund's investment objective is to
 Class                                             Company                            seek capital appreciation.
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
Morgan Stanley VIF Emerging Markets Equity         Morgan Stanley Investment          Seeks long-term capital appreciation
 Portfolio -- Class II Shares                      Management Inc.                    by investing primarily in growth-
                                                                                      oriented equity securities of issuers
                                                                                      in emerging market countries.

                                                              INVESTMENT                            INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Sustainable Equity            Neuberger Berman Investment        Seeks long-term growth of capital by
 Portfolio -- S Class Shares                       Advisers LLC                       investing primarily in securities of
                                                                                      companies that meet the Fund's
                                                                                      financial criteria and social policy.
NORTHERN LIGHTS VARIABLE TRUST (TOPS)
TOPS(R) Managed Risk Balanced ETF Portfolio --     ValMark Advisers, Inc.             Seeks to provide income and capital
 Class 2 Shares+                                   SUB-ADVISER: Milliman, Inc.        appreciation with less volatility than
                                                                                      the fixed income and equity markets
                                                                                      as a whole.
TOPS(R) Managed Risk Flex ETF Portfolio+           ValMark Advisers, Inc.             Seeks to provide income and capital
                                                   SUB-ADVISER: Milliman, Inc.        appreciation with less volatility than
                                                                                      the fixed income and equity markets
                                                                                      as a whole.
TOPS(R) Managed Risk Growth ETF Portfolio --       ValMark Advisers, Inc.             Seeks capital appreciation with less
 Class 2 Shares+                                   SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.
TOPS(R) Managed Risk Moderate Growth ETF           ValMark Advisers, Inc.             Seeks capital appreciation with less
 Portfolio -- Class 2 Shares+                      SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer International Growth Fund/VA --        OFI Global Asset Management, Inc.  Seeks capital appreciation.
 Service Shares*                                   Sub-Adviser: OppenheimerFunds,
                                                   Inc.
*  Subject to shareholder approval, on or about May 24, 2019, the Oppenheimer International Growth Fund/VA will merge into the Invesco Oppenheimer V.I. International Growth Fund.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Global Diversified Allocation            Pacific Investment Management      Seeks to maximize risk-adjusted total
 Portfolio -- Advisor Class Shares+                Company LLC ("PIMCO")              return relative to a blend of 60%
                                                                                      MSCI World Index 40% Bloomberg
                                                                                      Barclays U.S. Aggregate Index.
PIMCO VIT Low Duration Portfolio --Advisor Class   Pacific Investment Management      Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")              consistent with preservation of
                                                                                      capital and prudent investment
                                                                                      management.
PIMCO VIT Total Return Portfolio -- Advisor Class  Pacific Investment Management      Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")              consistent with preservation of
                                                                                      capital and prudent investment
                                                                                      management.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB Shares    Putnam Investment Management,      Seeks capital growth and current
                                                   LLC                                income.
Putnam VT Growth Opportunities Fund -- Class IB    Putnam Investment Management,      Seeks capital appreciation.
 Shares                                            LLC

                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
SECURIAN FUNDS TRUST
SFT Core Bond Fund -- Class 2 Shares               Securian Asset Management, Inc.       Seeks as high a level of a long-term
                                                                                         total rate of return as is consistent
                                                                                         with prudent investment risk.
SFT Dynamic Managed Volatility Fund+               Securian Asset Management, Inc.       Seeks to maximize risk-adjusted total
                                                                                         return relative to its blended
                                                                                         benchmark index comprised of 60%
                                                                                         S&P 500 Index and 40% Bloomberg
                                                                                         Barclays U.S. Aggregate Bond Index
                                                                                         (the Benchmark Index).
SFT Government Money Market Fund*                  Securian Asset Management, Inc.       Seeks maximum current income to
                                                                                         the extent consistent with liquidity
                                                                                         and the preservation of capital.
SFT Index 400 Mid-Cap Fund -- Class 2 Shares       Securian Asset Management, Inc.       Seeks investment results generally
                                                                                         corresponding to the aggregate price
                                                                                         and dividend performance of the
                                                                                         publicly traded common stocks that
                                                                                         comprise the Standard & Poor's 400
                                                                                         Index (the S&P 400 MidCap).
SFT Index 500 Fund --Class 2 Shares                Securian Asset Management, Inc.       Seeks investment results that
                                                                                         correspond generally to the price and
                                                                                         yield performance of the common
                                                                                         stocks included in the Standard &
                                                                                         Poor's 500 Composite Stock Price
                                                                                         Index (the S&P 500(R)).
SFT International Bond Fund -- Class 2 Shares      Securian Asset Management, Inc.       Seeks to maximize current income,
                                                   SUB-ADVISER: Franklin Advisers, Inc.  consistent with the protection of principal.
SFT Ivy/SM/ Growth Fund                            Securian Asset Management, Inc.       Seeks to provide growth of capital.
                                                   SUB-ADVISER: Ivy Investment
                                                   Management Company
SFT Ivy/SM/ Small Cap Growth Fund                  Securian Asset Management Inc.        Seeks to provide growth of capital.
                                                   SUB-ADVISER: Ivy Investment
                                                   Management Company
SFT Managed Volatility Equity Fund+                Securian Asset Management, Inc.       Seeks to maximize risk-adjusted total
                                                                                         return relative to its blended
                                                                                         benchmark index, comprised of 60%
                                                                                         S&P 500(R) Low Volatility Index, 20%
                                                                                         S&P(R) BMI International Developed
                                                                                         Low Volatility Index and 20%
                                                                                         Bloomberg Barclays U.S. 3 month
                                                                                         Treasury Bellwether Index (the
                                                                                         Benchmark Index).
SFT Real Estate Securities Fund -- Class 2 Shares  Securian Asset Management, Inc.       Seeks above average income and
                                                                                         long-term growth of capital.
SFT T. Rowe Price Value Fund                       Securian Asset Management, Inc.       Seeks to provide long-term capital
                                                   SUB-ADVISER: T. Rowe Price            appreciation by investing in common
                                                   Associates, Inc.                      stocks believed to be undervalued.
SFT Wellington Core Equity Fund -- Class 2 Shares  Securian Asset Management, Inc.       The Fund Seeks growth of capital.
                                                   SUB-ADVISER: Wellington
                                                   Management Company LLP

* Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.
+ This Fund employs a Managed Volatility Strategy.

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with certain employer sponsored retirement plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any employer sponsored retirement plan or individual retirement annuities. The contract provides for a Variable Annuity or a Fixed Annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. If the contract is issued as an inherited IRA, the maximum age at issue is 65 and no living benefit riders are permitted. We currently require each Owner and Annuitant to be 85 years old or less at the time the contract is issued. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details.

OWNERSHIP, ANNUITANTS, AND BENEFICIARIES

OWNER
You, as the Owner, have all the rights under the contract, both before and after the Annuity Commencement Date. The Owner is designated on the Contract Date. You may change the Owner at any time, but the new Owner must meet our issue requirements in effect on the date we receive your written request to change the Owner. If the Owner, who is not also the Annuitant, dies on or after the Annuity Commencement Date, the beneficiary will become the new Owner.

Qualified Contracts can only have one Owner. Non-Qualified Contracts can be owned by up to two natural Owners. If a contract has joint Owners, the joint Owners have equal ownership rights and both must authorize any exercising of those ownership rights unless otherwise permitted by us.

ANNUITANT
The natural person(s) named as Annuitant upon whose life Annuity Payment benefits will be determined under the contract. The Annuitant's life may also be used to determine the value of death benefits and to determine the Maturity Date. You can change the Annuitant on an individually owned non-qualified contract at any time before the Annuity Commencement Date, but you cannot change the Annuitant if the Owner is a not a natural person, such as a trust, corporation or similar entity. If the Annuitant is not the Owner and dies prior to the Annuity Commencement Date, the Owner may name a new Annuitant if the Owner is a natural person. If a new Annuitant is not named, the youngest Owner will become the Annuitant. If the Owner is not a natural person and the Annuitant dies prior to the Annuity Commencement Date, the death will be treated as the death of the Owner, as further described in the section of this Prospectus entitled "Death Benefits".

You may name a joint Annuitant, whose life, together with the Annuitant's, Annuity Payment benefits will be determined under the contract.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it. For more information, please see the Section of this Prospectus entitled 'Death Benefits'. You should consult your financial advisor for assistance in designating and changing Owners and Annuitants.

BENEFICIARY
The person, persons or entity designated by you to receive any death benefit proceeds payable on the death of any Owner prior to the Annuity Commencement Date; or to receive any remaining Annuity Payments payable on the death of the Annuitant after the Annuity Commencement Date. The beneficiary will be the first person on the following list who is alive on the date of death: a surviving Owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, your estate.

If the Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your contract during the "free look period", we will refund to you the amount of your Contract Value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase Payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your Purchase Payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status --
Section 1035 Exchanges."

PURCHASE PAYMENTS

You choose when to make Purchase Payments. Your initial Purchase Payment must be at least equal to the following and must be in U.S. dollars:

       B and L Series $10,000 for Qualified and Non-Qualified Contracts

We may reduce the initial Purchase Payment requirement if you purchase this contract through a 1035 exchange or qualified retirement plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial Purchase Payment for this contract, but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial Purchase Payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to employer sponsored retirement plans or Qualified Contracts. Be sure to review your employer sponsored retirement plan's or your Qualified Contract's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase Payments subsequent to your initial payment must be at least $500 regardless of whether it is a Qualified or Non-Qualified Contract. Total Purchase Payments may not exceed $1,000,000 for the benefit of the same Owner or Annuitant except with our consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional Purchase Payments will not be accepted while either the Owner or joint Owner qualifies under the hospital and medical care or terminal condition provisions for the waiver of any deferred sales charges. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on Purchase Payments. See the sections entitled "Death Benefits -- Optional Death Benefit Riders" and "Optional Living Benefit Riders" for details.

In addition, we reserve the right to refuse to accept additional Purchase Payments at any time on or after the Contract Date for any reason. We reserve the right to refuse an individual Purchase Payment if appropriate under our policies related to anti-money laundering or stranger owned contracts. Upon advance written notice, we may also exercise our rights under the contract or optional riders to limit or discontinue acceptance of all future Purchase Payments. This means that if we exercise these rights, you will not be able to make additional Purchase Payments and therefore will no longer be able to increase your Contract Value through additional Purchase Payments to the contract. Any guaranteed or optional benefits you may have elected and which are determined by the amount of Purchase Payments will also no longer be able to be increased through any additional Purchase Payments to the contract. You should consider these Purchase Payment limitations, and all other limitations in this contract, and how they may impact your long-term investment plans, especially if you intend on making additional Purchase Payments over a long period of time.

If we exercise these rights, there will be no impact to Purchase Payments received prior to the effective date of the limitation or to benefits already accrued in the contract and/or optional riders. We will apply these limitations in a non-discriminatory manner.

If your contract was issued in the State of Florida, future Purchase Payments may not be limited beyond the minimum and maximum Purchase Payments stated in the contract or optional rider.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent Purchase Payment amount is reduced to $100. You may elect Purchase Payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a Valuation Date, for example because it's a holiday or weekend, the transaction will be processed on the next Valuation Date. An APP is not available if the contract is a Simplified Employee Pension (SEP) IRA.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your Purchase Payments may be allocated to a Portfolio of the Variable Annuity Account or to the DCA Fixed Account. There is no minimum amount which must be allocated to any of the allocation options. You may only allocate your Purchase Payments or Contract Value to the Fixed Account after you have elected to begin Fixed Annuity Payments.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to Owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("Model Portfolios") that range from conservative to aggressive in investment style. These Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. THERE IS NO INVESTMENT ADVISORY RELATIONSHIP BETWEEN SECURIAN FINANCIAL AND CONTRACT OWNERS. YOU SHOULD NOT RELY ON THE MODEL PORTFOLIOS AS PROVIDING INDIVIDUALIZED INVESTMENT RECOMMENDATIONS TO YOU. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.

The following is a brief description of the five Model Portfolios currently available. Your sales representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.

AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.

GROWTH PORTFOLIO

The Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.

CONSERVATIVE GROWTH PORTFOLIO

The Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME AND GROWTH PORTFOLIO

The Income and Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME PORTFOLIO

The Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a "static" allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio's allocation is changed. You must instruct us to change the allocation.

Certain Model Portfolios may be used with some of the living benefit riders. Please see the section that describes the optional benefit for additional discussion of how the models may be used for these benefits.

CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you have one of the optional living benefit riders other than MyPath Ascend (Single or Joint), MyPath Ascend 2.0 (Single or Joint) or MyPath Summit (Single or Joint). This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your Contract Value within the limitations set forth below.

You may transfer your Contract Value among the Fund options within a group or among Funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between Funds within the CustomChoice Allocation Option will be validated against the limitations based on Contract Values as of the Valuation Date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email.

In selecting an allocation option, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your Contract Value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a MINIMUM of 30% and MAXIMUM of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single Fund in Group A

    Group B -- a MINIMUM of 40% and MAXIMUM of 70% of your total allocation

    Group C -- a MAXIMUM of 30% of your total allocation

    Group D -- a MAXIMUM of 10% of your total allocation

    Group E -- a MAXIMUM of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your Contract Value to Group A and a minimum of 40% of your Contract Value to Group B. You are not required to allocate anything to Groups C, D, or E.

GROUP A (30% - 60% - NO MORE THAN 30% IN ANY SINGLE FUND)


             -----------------------------------------------------
             AMERICAN CENTURY VARIABLE  PIMCO VARIABLE INSURANCE
             PORTFOLIOS II, INC.        TRUST
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund            Duration Portfolio
             AMERICAN FUNDS INSURANCE     .  PIMCO VIT Total
             SERIES(R)                       Return Portfolio
               .  U.S.                  SECURIAN FUNDS TRUST
                  Government/AAA-Rated    .  SFT Core Bond Fund
                  Securities Fund         .  SFT Government Money
             GOLDMAN SACHS VARIABLE          Market Fund
             INSURANCE TRUST
               .  Goldman Sachs VIT
                  High Quality
                  Floating Rate Fund
             JANUS ASPEN SERIES
               .  Janus Henderson
                  Flexible Bond
                  Portfolio
             -----------------------------------------------------


GROUP B (40% - 70%)

             -----------------------------------------------------
             AB VARIABLE PRODUCTS         .  Tops(R) Managed Risk
             SERIES FUND, INC.               Flex ETF Portfolio
               .  Dynamic Asset           .  TOPS(R) Managed Risk
                  Allocation Portfolio       Growth ETF Portfolio
             GOLDMAN SACHS VARIABLE       .  TOPS(R) Managed Risk
             INSURANCE TRUST                 Moderate Growth ETF
               .  Goldman Sachs VIT          Portfolio
                  Global Trends         PIMCO VARIABLE INSURANCE
                  Allocation Fund       TRUST
             IVY VARIABLE INSURANCE       .  PIMCO VIT Global
             PORTFOLIOS                      Diversified
               .  Ivy VIP Pathfinder         Allocation Portfolio
                  Moderately            SECURIAN FUNDS TRUST
                  Aggressive --           .  SFT Dynamic Managed
                  Managed Volatility         Volatility Fund
               .  Ivy VIP Pathfinder      .  SFT Managed
                  Moderate -- Managed        Volatility Equity
                  Volatility                 Fund
               .  Ivy VIP Pathfinder
                  Moderately
                  Conservative --
                  Managed Volatility
             NORTHERN LIGHTS VARIABLE
             TRUST
               .  TOPS(R) Managed Risk
                  Balanced ETF
                  Portfolio
             -----------------------------------------------------

GROUP C (UP TO 30%)

             -----------------------------------------------------
             AIM VARIABLE INSURANCE     IVY VARIABLE INSURANCE
             FUNDS (INVESCO VARIABLE    PORTFOLIOS
             INSURANCE FUNDS)             .  Ivy VIP Asset
               .  Invesco V.I.               Strategy
                  Comstock Fund           .  Ivy VIP Balanced
               .  Invesco V.I. Equity     .  Ivy VIP Core Equity
                  and Income Fund         .  Ivy VIP Value
             ALPS VARIABLE INVESTMENT   JANUS ASPEN SERIES
             TRUST (MORNINGSTAR)          .  Janus Henderson
               .  Morningstar                Balanced Portfolio
                  Aggressive Growth       .  Janus Henderson Mid
                  ETF Asset Allocation       Cap Value Portfolio
                  Portfolio             NEUBERGER BERMAN ADVISERS
               .  Morningstar Balanced  MANAGEMENT TRUST
                  ETF Asset Allocation    .  Neuberger Berman AMT
                  Portfolio                  Sustainable Equity
               .  Morningstar                Portfolio
                  Conservative ETF      PUTNAM VARIABLE TRUST
                  Asset Allocation        .  Putnam VT Equity
                  Portfolio                  Income Fund
               .  Morningstar Growth    SECURIAN FUNDS TRUST
                  ETF Asset Allocation    .  SFT Index 500 Fund
                  Portfolio               .  SFT Ivy/SM/ Growth
               .  Morningstar Income         Fund
                  and Growth ETF Asset    .  SFT T. Rowe Price
                  Allocation Portfolio       Value Fund
             AMERICAN FUNDS INSURANCE     .  SFT Wellington Core
             SERIES(R)                       Equity Fund
               .  Growth Fund
               .  Growth-Income Fund
             FIDELITY(R) VARIABLE
             INSURANCE PRODUCTS FUNDS
               .  Fidelity VIP
                  Equity-Income
                  Portfolio
             -----------------------------------------------------

GROUP D (UP TO 10%)


             -----------------------------------------------------
             AIM VARIABLE INSURANCE     LEGG MASON PARTNERS
             FUNDS (INVESCO VARIABLE    VARIABLE EQUITY TRUST
             INSURANCE FUNDS)             .  ClearBridge Variable
               .  Invesco V.I.               Small Cap Growth
                  American Value Fund        Portfolio
               .  Invesco V.I. Small    MFS(R) VARIABLE INSURANCE
                  Cap Equity Fund       TRUST II
             AMERICAN FUNDS INSURANCE     .  MFS(R) International
             SERIES(R)                       Value Portfolio
               .  Global Bond Fund      OPPENHEIMER VARIABLE
               .  Global Growth Fund    ACCOUNT FUNDS
               .  International Fund      .  Oppenheimer
             FIDELITY(R) VARIABLE            International Growth
             INSURANCE PRODUCTS FUNDS        Fund/VA (Subject to
               .  Mid Cap Portfolio          shareholder
             IVY VARIABLE INSURANCE          approval, on or
             PORTFOLIOS                      about May 24, 2019,
               .  Ivy VIP Global Growth      will merge into the
               .  Ivy VIP                    Invesco Oppenheimer
                  International Core         V.I. International
                  Equity                     Growth Fund)
               .  Ivy VIP Mid Cap       PUTNAM VARIABLE TRUST
                  Growth                  .  Putnam VT Growth
               .  Ivy VIP Small Cap          Opportunities Fund
                  Core                  SECURIAN FUNDS TRUST
             JANUS ASPEN SERIES           .  SFT Index 400 Mid
               .  Janus Henderson            Cap Fund
                  Forty Portfolio         .  SFT International
                                             Bond Fund
                                          .  SFT Ivy/SM/ Small
                                             Cap Growth Fund
             -----------------------------------------------------

GROUP E (UP TO 5%)


             -----------------------------------------------------
             AMERICAN FUNDS INSURANCE     .  Ivy VIP Natural
             SERIES(R)                       Resources
               .  Global Small            .  Ivy VIP Science and
                  Capitalization Fund        Technology
               .  New World Fund(R)       .  Ivy VIP Small Cap
             FRANKLIN TEMPLETON              Growth
             VARIABLE INSURANCE         JANUS ASPEN SERIES
             PRODUCTS TRUST               .  Janus Henderson
               .  Franklin Small Cap         Overseas Portfolio
                  Value VIP Fund        MORGAN STANLEY VARIABLE
               .  Templeton Developing  INSURANCE FUND, INC.
                  Markets VIP Fund        .  Morgan Stanley VIF
             IVY VARIABLE INSURANCE          Emerging Markets
             PORTFOLIOS                      Equity Portfolio
               .  Ivy VIP High Income   SECURIAN FUNDS TRUST
                                          .  SFT Real Estate
                                             Securities Fund
             -----------------------------------------------------


REBALANCING

If you elect to use the CustomChoice Allocation Option, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the Funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a Purchase Payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the Purchase Payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional Purchase Payments to the contract. If an Owner makes an allocation change request to a group or Fund that is no longer available, the Owner will be obligated to provide a new allocation instruction to a group or Fund available at the time of the request. Until your next Purchase Payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice Allocation Option you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.

CUSTOMCHOICE II ALLOCATION OPTION

In conjunction with the MyPath Core Flex and MyPath Value rider applied for on or after July 21, 2017, you have the option of participating in the CustomChoice II Allocation Option. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE

ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option, you must allocate 100% of your Contract Value within the limitations set forth below.

You may transfer your Contract Value among the Fund options within a group or among Funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between Funds within the CustomChoice II Allocation Option will be validated against the limitations based on Contract Values as of the Valuation Date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. In selecting an allocation option, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice II Allocation Option you must allocate 100% of your Contract Value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a minimum of 30% and a maximum of 70% of your total allocation, but no more than 30% of your total allocation may be allocated to any single Fund in Group A.

    Group B -- minimum of 30% and a maximum of 70% of your total allocation.

    Group C -- maximum of 40% of your total allocation.

    Group D -- maximum of 15% of your total allocation and maximum of 10% per Fund.

    Group E -- maximum of 5% of your total allocation.

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your Contract Value to Group A and a minimum of 30% of your Contract Value to Group B. You are not required to allocate anything to Groups C, D, or E.

GROUP A (30% - 70% - NO MORE THAN 30% IN ANY SINGLE FUND)


             -----------------------------------------------------
             AMERICAN CENTURY VARIABLE  PIMCO VARIABLE INSURANCE
             PORTFOLIOS II, INC.        TRUST
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund            Duration Portfolio
             AMERICAN FUNDS INSURANCE     .  PIMCO VIT Total
             SERIES(R)                       Return Portfolio
               .  U.S.                  SECURIAN FUNDS TRUST
                  Government/AAA-Rated    .  SFT Core Bond Fund
                  Securities Fund         .  SFT Government Money
             GOLDMAN SACHS VARIABLE          Market Fund
             INSURANCE TRUST
               .  Goldman Sachs VIT
                  High Quality
                  Floating Rate Fund
             JANUS ASPEN SERIES
               .  Janus Henderson
                  Flexible Bond
                  Portfolio
             -----------------------------------------------------

GROUP B (30% - 70%)

             -----------------------------------------------------
             AB VARIABLE PRODUCTS         .  Ivy VIP Pathfinder
             SERIES FUND, INC.               Moderately
               .  Dynamic Asset              Conservative --
                  Allocation Portfolio       Managed Volatility
             AIM VARIABLE INSURANCE     JANUS ASPEN SERIES
             FUNDS (INVESCO VARIABLE      .  Janus Henderson
             INSURANCE FUNDS)                Balanced Portfolio
               .  Invesco V.I. Equity   NORTHERN LIGHTS VARIABLE
                  and Income            TRUST
             ALPS VARIABLE INVESTMENT     .  TOPS(R) Managed Risk
             TRUST (MORNINGSTAR)             Balanced ETF
               .  Morningstar Balanced       Portfolio
                  ETF Asset Allocation    .  TOPS(R) Managed Risk
                  Portfolio                  Flex ETF Portfolio
               .  Morningstar             .  TOPS(R) Managed Risk
                  Conservative ETF           Growth ETF Portfolio
                  Asset Allocation        .  TOPS(R) Managed Risk
                  Portfolio                  Moderate Growth ETF
               .  Morningstar Growth         Portfolio
                  ETF Asset Allocation  PIMCO VARIABLE INSURANCE
                  Portfolio             TRUST
               .  Morningstar Income      .  PIMCO VIT Global
                  and Growth ETF Asset       Diversified
                  Allocation Portfolio       Allocation Portfolio
             GOLDMAN SACHS VARIABLE     SECURIAN FUNDS TRUST
             INSURANCE TRUST              .  SFT Dynamic Managed
               .  Goldman Sachs VIT          Volatility Fund
                  Global Trends           .  SFT Managed
                  Allocation Fund            Volatility Equity
             IVY VARIABLE INSURANCE          Fund
             PORTFOLIOS
               .  Ivy VIP Balanced
               .  Ivy VIP Pathfinder
                  Moderate -- Managed
                  Volatility
               .  Ivy VIP Pathfinder
                  Moderately
                  Aggressive --
                  Managed Volatility
             -----------------------------------------------------

GROUP C (UP TO 40%)

             -----------------------------------------------------
             AIM VARIABLE INSURANCE     JANUS ASPEN SERIES
             FUNDS (INVESCO VARIABLE      .  Janus Henderson Mid
             INSURANCE FUNDS)                Cap Value Portfolio
               .  Invesco V.I.          NEUBERGER BERMAN ADVISERS
                  Comstock Fund         MANAGEMENT TRUST
             ALPS VARIABLE INVESTMENT     .  Neuberger Berman AMT
             TRUST (MORNINGSTAR)             Sustainable Equity
               .  Morningstar                Portfolio
                  Aggressive Growth     PUTNAM VARIABLE TRUST
                  ETF Asset Allocation    .  Putnam VT Equity
                  Portfolio                  Income Fund
             AMERICAN FUNDS INSURANCE   SECURIAN FUNDS TRUST
             SERIES(R)                    .  SFT Index 500 Fund
               .  Growth Fund             .  SFT Ivy/SM/ Growth
               .  Growth-Income Fund         Fund
             FIDELITY(R) VARIABLE         .  SFT T. Rowe Price
             INSURANCE PRODUCTS FUNDS        Value Fund
               .  Fidelity VIP            .  SFT Wellington Core
                  Equity-Income              Equity Fund
                  Portfolio
             IVY VARIABLE INSURANCE
             PORTFOLIOS
               .  Ivy VIP Asset
                  Strategy
               .  Ivy VIP Core Equity
               .  Ivy VIP Value
             -----------------------------------------------------

GROUP D (UP TO 15% - MAX OF 10% PER FUND)


             -----------------------------------------------------
             AIM VARIABLE INSURANCE     LEGG MASON PARTNERS
             FUNDS (INVESCO VARIABLE    VARIABLE EQUITY TRUST
             INSURANCE FUNDS)             .  ClearBridge Variable
               .  Invesco V.I.               Small Cap Growth
                  American Value Fund        Portfolio
               .  Invesco V.I. Small    MFS(R) VARIABLE INSURANCE
                  Cap Equity Fund       TRUST II
             AMERICAN FUNDS INSURANCE     .  MFS(R) International
             SERIES(R)                       Value Portfolio
               .  Global Bond Fund      OPPENHEIMER VARIABLE
               .  Global Growth Fund    ACCOUNT FUNDS
               .  International Fund      .  Oppenheimer
             FIDELITY(R) VARIABLE            International Growth
             INSURANCE PRODUCTS FUNDS        Fund/VA (Subject to
               .  Mid Cap Portfolio          shareholder
             IVY VARIABLE INSURANCE          approval, on or
             PORTFOLIOS                      about May 24, 2019,
               .  Ivy VIP Global Growth      will merge into the
               .  Ivy VIP                    Invesco Oppenheimer
                  International Core         V.I. International
                  Equity                     Growth Fund)
               .  Ivy VIP Mid Cap       PUTNAM VARIABLE TRUST
                  Growth                  .  Putnam VT Growth
               .  Ivy VIP Small Cap          Opportunities Fund
                  Core                  SECURIAN FUNDS TRUST
             JANUS ASPEN SERIES           .  SFT Index 400
               .  Janus Henderson            Mid-Cap Fund
                  Forty Portfolio         .  SFT International
                                             Bond Fund
                                          .  SFT Ivy/SM/ Small
                                             Cap Growth Fund
             -----------------------------------------------------


GROUP E (UP TO 5%)


             -----------------------------------------------------
             AMERICAN FUNDS INSURANCE     .  Ivy VIP Natural
             SERIES(R)                       Resources
               .  Global Small            .  Ivy VIP Science and
                  Capitalization Fund        Technology
               .  New World Fund(R)       .  Ivy VIP Small Cap
             FRANKLIN TEMPLETON              Growth
             VARIABLE INSURANCE         JANUS ASPEN SERIES
             PRODUCTS TRUST               .  Janus Henderson
               .  Franklin Small Cap         Overseas Portfolio
                  Value VIP Fund        MORGAN STANLEY VARIABLE
               .  Templeton Developing  INSURANCE FUND, INC.
                  Markets VIP Fund        .  Morgan Stanley VIF
             IVY VARIABLE INSURANCE          Emerging Markets
             PORTFOLIOS                      Equity Portfolio
               .  Ivy VIP High Income   SECURIAN FUNDS TRUST
                                          .  SFT Real Estate
                                             Securities Fund
             -----------------------------------------------------


REBALANCING

If you elect to use the CustomChoice II Allocation Option, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. Rebalancing does not guarantee an investment return in your Contract Value.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the Funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a Purchase Payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the Purchase Payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional Purchase Payments to the Contract. If an Owner makes an allocation change request to a group or Fund that is no longer available, the Owner will be obligated to provide a new allocation instruction to a group or Fund available at the time of the request. Until your next Purchase Payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice II Allocation Option you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.

SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS

If you elect MyPath Core Flex, MyPath Value, or SureTrack Plus 90 optional living benefit riders, you may elect to use asset allocation options called SimpleChoice Asset Allocation Portfolios. The SimpleChoice Asset Allocation Portfolios are designed to provide a simple, alternative method of meeting the Fund and allocation percentage requirements and limitations of the CustomChoice Allocation Option. The requirements and limitations of the CustomChoice Allocation Option are previously described in the section of this Prospectus entitled "Description of the Contract -- CustomChoice Allocation Option." Like the CustomChoice Allocation Option, the SimpleChoice Asset Allocation Portfolios allow us to help reduce the risks we take in offering MyPath Core Flex and MyPath Value.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the SimpleChoice Asset Allocation Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. THERE IS NO INVESTMENT ADVISORY RELATIONSHIP BETWEEN SECURIAN FINANCIAL AND CONTRACT OWNERS. YOU SHOULD NOT RELY ON THE SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS AS PROVIDING INDIVIDUALIZED INVESTMENT RECOMMENDATIONS TO YOU. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation portfolios, may provide its own asset allocation portfolios, or may choose not to make any portfolios available.

The SimpleChoice Asset Allocation Portfolios are intended to provide a diversified investment portfolio by combining different asset classes. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There is no additional charge to elect a SimpleChoice Asset Allocation Portfolio.

The following is a brief description of the two SimpleChoice Asset Allocation Portfolios currently available. Please talk to your registered representative regarding specific allocations or if you have additional questions about these SimpleChoice Asset Allocation Portfolios.

SIMPLECHOICE INCOME AND GROWTH PORTFOLIO is an allocation that uses the CustomChoice Allocation Option framework. It is generally designed to have a higher allocation of income producing Funds in its allocation, with a secondary focus on equity Funds.

SIMPLECHOICE MODERATE GROWTH PORTFOLIO is an allocation that uses the CustomChoice Allocation Option framework. It is generally designed to have an allocation of both equity Funds and income producing Funds.

The target asset allocations of these SimpleChoice Asset Allocation Portfolios may vary from time to time in response to market conditions and changes in the holdings of the funds in the underlying Portfolios. However, this is considered a "static" allocation model. When you elect one of the SimpleChoice Asset Allocation Portfolios, we do not automatically change your allocations among the Sub-Accounts if the SimpleChoice Asset Allocation Portfolios' allocation is changed, nor do we automatically notify you when changes occur in a SimpleChoice Asset Allocation Portfolios' allocation. You must instruct us to change the allocation.

The SimpleChoice Asset Allocation Portfolios are only available with MyPath Core Flex, MyPath Value, or SureTrack Plus 90 optional living benefit riders. Please see the section that describes the optional living benefit rider you are considering for additional discussion of how the SimpleChoice Asset Allocation Portfolios may be used for these riders.

REBALANCING

If you elect to use the SimpleChoice Asset Allocation Portfolios, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the SimpleChoice Asset Allocation Portfolio you elected. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

TERMINATION

To terminate participation in the SimpleChoice Asset Allocation Portfolios, you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between or among the Portfolios of the Variable Annuity Account. You may effect transfers or change allocation of future Purchase Payments by written request, internet (through our eService Center), or telephone transfer. We will make the transfer on the basis of Accumulation Unit values next determined after receipt of your request at our home office. You may not transfer into the DCA Fixed Account. Only new Purchase Payments may be allocated to the DCA Fixed Account. You also may not transfer into the Fixed Account. Contract Value will only be allocated to the Fixed Account after you have elected a Fixed Annuity.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require Owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying Portfolios and their investment strategies, dilute the value of Portfolio shares held by long-term shareholders, and increase Portfolio expenses (including brokerage or other trading costs) for all Portfolio shareholders, including long-term Owners invested in affected Portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected Portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for Owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying Portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same Portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more Owners is or would be to the disadvantage of other Owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying Portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying Portfolio has requested that we look into identified unusual or frequent activity in a Portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular Portfolio. A round trip is a purchase into a Portfolio and a subsequent redemption out of the Portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying Portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the Portfolios' policies and procedures, Owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SPECULATIVE INVESTING

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options: (1) regular Dollar Cost Averaging ("DCA") and
(2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If the transaction is after annuitization, the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next Valuation Date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single Contract Year described above.

    AUTOMATIC PORTFOLIO REBALANCING

Rebalancing is a technique where you instruct us to re-allocate specific Portfolios periodically to a predetermined percentage. We will re-allocate your Portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future Purchase Payments and is not limited to a maximum or minimum number of Portfolios. If you elect an optional living benefit, and you have elected the Focused Portfolio Strategy or CustomChoice Allocation option, your Contract Value will automatically be rebalanced each quarter.

If you elect a Variable Annuity, you may instruct us to rebalance the variable Sub-Accounts. Rebalancing is not available for any portion that is a Fixed Annuity.

    DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your Sub-Account. DCA is not available if you elect an optional living benefit that contains asset allocation requirements.

For the "regular" DCA, you must tell us the Sub-Accounts in your contract that you wish to transfer amounts out of as well as the Sub-Accounts into which you wish the amounts transferred. In addition, you must instruct us as to the dollar amount (or percentage amount) you wish transferred and the frequency (monthly, quarterly, semi-annual or annual). You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month).

Your "regular" DCA instructions will remain active until the Sub-Account is depleted in the absence of specific instructions otherwise. DCA will not affect your allocation of future Purchase Payments, is not limited to a maximum or minimum number of Portfolios, and is not available after you annuitize.

    DCA FIXED ACCOUNT OPTION

The DCA Fixed Account option also allows you to dollar cost average. The DCA Fixed Account option may only be used for new Purchase Payments to the contract -- you may not transfer into it from other investment options.

Purchase Payment amounts that you allocate to the DCA Fixed Account will be held in a fixed account which credits interest at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Beginning one month following the date a Purchase Payment is allocated to the DCA Fixed Account, a portion of the amount allocated will be systematically transferred over an established period of time (currently either 6 months or 12 months) to Sub-Accounts of the Variable Annuity Account that you have elected. If the systematic transfer would occur on or after the 26th day of the month, then the systematic transfer will be on the first day of the following month instead.

Each month thereafter a portion of the allocated Purchase Payment will be transferred to the designated Sub-Accounts until the DCA Fixed Account has been depleted. In the event you allocate additional Purchase Payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate Purchase Payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.

The DCA Fixed Account is not available with Automatic Purchase Plans. If you have elected an optional living benefit with asset allocation requirements, you may use the DCA Fixed Account to allocate new Purchase Payments into your allocation plan provided you are allocating to one of the approved allocation plans currently available for your rider. If your allocation plan requires automatic rebalancing, only Contract Values in the variable sub-accounts will be rebalanced.

If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the Sub-Accounts you elected as of the Valuation Date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the government money market Sub-Account.

The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our General Account. To the extent permitted by law we reserve the right at any time to stop accepting new Purchase Payments to the DCA Fixed Account.

Below is an example designed to show how transfers from the DCA Fixed Account might work:

                           DCA FIXED ACCOUNT EXAMPLE

                                     PURCHASE
                         DCA FIXED   PAYMENTS
                          ACCOUNT  ALLOCATED TO                         DCA FIXED
TRANSACTION               BEFORE        DCA      TRANSFER TO SELECTED ACCOUNT AFTER
   DATE      TRANSACTION ACTIVITY  FIXED ACCOUNT     SUB-ACCOUNTS       ACTIVITY
-----------  ----------- --------- ------------- -------------------- -------------
  June 1      Purchase      --       20,000.00            --            20,000.00
              Payment

  July 1      Monthly    20,032.58      --             1,669.38         18,363.20
              Transfer                              (=20,032.58/12)

 August 1     Monthly    18,394.11      --             1,672.19         16,721.92
              Transfer                              (=18,394.11/11)

 August 15    Purchase   16,734.63   10,000.00            --            26,734.63
              Payment

September 1   Monthly    26,759.30      --             2,675.93         24,083.37
              Transfer                              (=26,759.30/10)

To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, Purchase Payments totaling $20,000 are allocated to the 12 month DCA Fixed Account. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 2%.

On July 1, one month after the first Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $20,032.58. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,669.38 ($20,032.58 /12) is transferred into the variable Sub-Accounts you previously selected.

On August 1, two months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $18,394.11. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,672.19 ($18,394.11 /11) is transferred into the variable Sub-Accounts you previously selected.

On August 15, the value of the DCA Fixed Account is $16,734.63. An additional Purchase Payment of $10,000 is allocated to the DCA Fixed Account resulting in a DCA Fixed Account value of $26,734.63. Since this additional Purchase Payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers.

On September 1, three months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $26,759.30. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,675.93 ($26,759.30 /10) is transferred into the variable Sub-Accounts you previously selected.

This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each Purchase Payment is credited on the Valuation Date on or following the date we receive the Purchase Payment at our home office. We will credit your Purchase

Payments allocated to the Variable Annuity Account, to your contract in the form of Accumulation Units. The number of Accumulation Units credited with respect to each Purchase Payment is determined by dividing the portion of the Purchase Payment allocated to each Sub-Account by the then current Accumulation Unit value for that Sub-Account.

The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the value of an Accumulation Unit will vary from Valuation Date to Valuation Date to reflect the investment experience of the Portfolio(s).

We will determine the value of Accumulation Units on each day on which each Portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of government money market Portfolio, after the declaration of the daily dividend, as of the close of the New York Stock Exchange ("Exchange") (generally, 3:00 p.m., Central Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that Portfolio's securities will not materially affect the current net asset value of that Portfolio's shares;

  . days during which none of that Portfolio's shares are tendered for redemption and no order to purchase or sell that Portfolio's shares is received by that Portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of Accumulation Units for any given Sub-Account will be the same for all Purchase Payments we receive at our home office on that day prior to the close of the Exchange. Purchase Payments received after the close of business of the Exchange will be priced on the next Valuation Date.

In addition to providing for the allocation of Purchase Payments to the Sub-Account of the Variable Annuity Account, the contracts allow you to allocate Purchase Payments to the DCA Fixed Account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The Contract Value of your contract at any time prior to when Annuity Payments begin can be determined by multiplying the number of Accumulation Units of each Portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the Guaranteed Interest Options. There is no assurance that your Contract Value will equal or exceed your Purchase Payments.

    ACCUMULATION UNIT VALUE

The value of an Accumulation Unit for each Sub-Account of the Variable Annuity Account was set at $1.000000 on the first Valuation Date of the Sub-Account. The value of an Accumulation Unit on any subsequent Valuation Date is determined by multiplying:

  . the value of that Accumulation Unit on the immediately preceding Valuation Date by,

  . the Net Investment Factor for the applicable Sub-Account (described below) for the valuation period just ended.

The value of an Accumulation Unit any day other than a Valuation Date is its value on the next Valuation Date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The Net Investment Factor is an index used to measure the investment performance of a Sub-Account of the Variable Annuity Account from one valuation period to the next. For any Sub-Account, the Net Investment Factor for a valuation period is the gross investment rate for that Sub-Account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.20% for B Series and 1.55% for L Series per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional benefit with a daily Separate Account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a Portfolio share held in a Sub-Account of the Variable Annuity Account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date Annuity Payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a Qualified Contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require Owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the Valuation Date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the Variable Annuity Account and any amounts in the DCA Fixed Account on a proportionate basis.

Your Contract Value will be reduced by the amount of your withdrawal and any applicable deferred sales charge.

If a withdrawal leaves you with a Contract Value of less than $2,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before Annuity Payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single lump sum. The surrender value of your contract is the Contract Value computed as of the Valuation Date your surrender request is received, reduced by any applicable deferred sales charge. In lieu of a lump sum payment, you may elect an annuity. In most cases, once Annuity Payments begin, you cannot surrender the annuity benefits and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect your rights under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its Contract Value if:

  . no Purchase Payments are made for a period of two or more full Contract Years, and

  . the total Purchase Payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the Contract Value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the Contract Anniversary unless we receive an additional Purchase Payment before the end of that ninety day period. We will not terminate your contract solely because of poor Sub-Account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including individual retirement annuities), then:

  . your interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will make all payments (including withdrawals, surrenders, and Annuity Payments) and transfers within seven days after the date the transaction request is received by us in good order, unless the payment or transfer is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Portfolio(s) or to fairly determine the value of the assets of the Portfolio(s); or

  .  other periods the SEC by order permits for the protection of the Owners.

See the section entitled "The General Account" for additional restrictions on withdrawals from the General Account.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled Purchase Payment, transfer, or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of Accumulation Units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, Automatic Purchase Plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the DCA Fixed Account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a Purchase Payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 8% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from the DCA Fixed Account and all Sub-Accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The schedule in the table is applied separately to each Purchase Payment. All Purchase Payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest Purchase Payment first. It applies only to withdrawal or surrender of Purchase Payments. The applicable DSC percentage is as shown in the table below:

                YEARS SINCE PURCHASE PAYMENT  B SERIES L SERIES
                ----------------------------  -------- --------
                           0-1                   8%       8%
                           1-2                   8%       8%
                           2-3                   7%       7%
                           3-4                   6%       6%
                           4-5                   5%       0%
                           5-6                   4%       0%
                           6-7                   3%       0%
                     7 and thereafter            0%       0%

The amount of the DSC is determined by:

  . calculating the number of years each Purchase Payment being withdrawn has been in the contract;

  . multiplying each Purchase Payment withdrawn by the appropriate sales charge percentage in the table; and

  . adding the DSC from all Purchase Payments so calculated. This amount is then deducted from your Contract Value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC in a B Series contract. If the Owner requests a withdrawal of $1,000, and the applicable sales charge is 8% (because the Purchase Payment was made within the last 2 years), the Owner will receive $1,000, the sales charge will be $86.96 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the Contract Value will equal $1,086.96.

The DSC will not apply to:

  . Amounts withdrawn in any Contract Year that are less than or equal to the annual "free amount". The free amount is equal to 10% of any Purchase Payments not previously withdrawn and received by us during the current Contract Year plus the greater of: (1) Contract Value less Purchase Payments not previously withdrawn, each as of the most recent Contract Anniversary; or (2) 10% of the sum of Purchase Payments not previously withdrawn and still subject to DSC as of the most recent Contract Anniversary.

  . The difference, in any Contract Year, between a required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract for a single calendar year and any annual "free amount" allowed. However, if you withdraw the required minimum distribution for two calendar years in a single Contract Year, DSC may apply. Amounts withdrawn to satisfy the required minimum distribution will reduce the free amount available for the Contract Year. We may modify or eliminate this right if there is any change to the Code or regulations regarding required minimum distributions, including guidance issued by the IRS.

  .  Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

  . Amounts payable as a death benefit upon the death of the Owner or the Annuitant, if applicable.

  .  Amounts applied to provide Annuity Payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs).

  . A surrender or withdrawal requested any time after the first Contract Anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first Contract Anniversary and in the event that you are diagnosed with a terminal condition as described below.

  . Withdrawals in a Contract Year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased single or joint versions of Ovation Lifetime Income II, or any of the MyPath Lifetime Income optional riders.

HOSPITAL AND MEDICAL CARE OR TERMINAL CONDITION WAIVER

A surrender or withdrawal request made any time after the first Contract Anniversary due to the Owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Hospital and Medical Care Waiver). The request must be made while the Owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary inpatient care which is:

  .  prescribed by a licensed Physician in writing; and

  . based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first Contract Anniversary in the event the Owner is diagnosed with a terminal condition will also not be subject to a DSC (Terminal Condition Waiver). A terminal condition for this purpose is a condition which:

  .  is diagnosed by a licensed Physician; and

  .  is expected to result in death within 12 months.

For purposes of these provisions, we must receive due proof, satisfactory to us, of the Owner's confinement or terminal condition in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the Owner, the Annuitant or a member of either the Owner's or the Annuitant's immediate families.

If the Owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to hospital or medical care confinement or terminal condition will be based upon the Annuitant.

If the Owner, or Annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new Owner or Annuitant is eligible for these waivers.

The Hospital and Medical Care or Terminal Condition Waiver may not be available in every state and the provisions may vary based on the state where the contract is issued.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly Annuity Payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that Annuitant lives or all Annuitants as a group live. This assures you that neither the Annuitant's longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly Annuity Payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the Variable Annuity Account at the following annual rate of the net asset value during the accumulation period:

                                 B Series   1.20%
                                 L Series   1.55%

During the annuity period the annual rate is 1.20% for all contract series.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of Purchase Payments, forwarding amounts to the Portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the Variable Annuity Account at the annual rate of 0.15% of the net asset value of the Variable Annuity Account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all series of the contract. Since the charge is taken from a contract on each Valuation Date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the Variable Annuity Account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

We charge an annual maintenance fee for maintaining the records and documents with each contract for all contract series. This fee is $50 and it will be deducted on each Contract Anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the Variable Annuity Account. We waive this fee if the greater of your Purchase Payments, less withdrawals, or your Contract Value is $50,000 or more at each Contract Anniversary.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other optional contract riders, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge
(DSC).

We reserve the right to change the current charges for optional contract riders that are issued in the future. Any changes in the charges will not exceed the maximum charges listed in the section of this Prospectus entitled "Contract Charges and Expenses -- Other Optional Benefit Charges." If we change the current charges, they will only apply to the optional riders applied for on or after the effective date of the change. We may decide to change the rider charge in our sole discretion.

HIGHEST ANNIVERSARY VALUE II (HAV II) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV II optional death benefit, we will deduct an HAV II death benefit charge (HAV II charge) on a quarterly basis for expenses related to this optional benefit. The annual HAV II charge is equal to 0.30% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the HAV II charge (0.075%) will be multiplied by the death benefit on that date and will be deducted on a pro rata basis from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled 'Death Benefits -- Optional Death Benefit Riders' for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIER II DEATH BENEFIT (PDB II) OPTION -- CHARGE

  . If you purchase the PDB II optional death benefit, we will deduct an PDB II death benefit charge (PDB II charge) on a quarterly basis for expenses related to this optional benefit. The annual PDB II charge is equal to 0.80% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the PDB II charge (0.20%) will be multiplied by the death benefit on that date and will be deducted on a pro rata basis from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled 'Death Benefits -- Optional Death Benefit Riders' for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIER PROTECTOR DEATH BENEFIT (PREMIER PROTECTOR DB) OPTION -- CHARGE

  . If you purchase the Premier Protector DB, we will deduct a charge on a quarterly basis for expenses related to this optional benefit. The annual Premier Protector DB charge is equal to 0.90% of the Premier Protector DB value. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the Premier Protector DB charge (0.225%) will be multiplied by the Premier Protector DB value on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Death Benefits -- Optional Death Benefits" for details on how the Premier Protector DB value is determined. The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your contract annuitized. Additionally, the charge does not apply during the Acceleration Period. See the section entitled "Death Benefits -- Optional Death Benefit Riders" for details on the Acceleration Period. At rider termination, a portion of the charge for the period of time between the last quarterly charge and the date of termination will be deducted.

ESTATE ENHANCEMENT BENEFIT II (EEB II) OPTION -- CHARGE

  . If you purchase the EEB II optional benefit, we will deduct an annual EEB II benefit charge for expenses related to this optional benefit. The EEB II charge is equal to 0.25% annually of the Contract Value allocated to the Variable Annuity Account and this amount will be deducted daily from amounts held in the Variable Annuity Account. This charge will also be applied as a reduction to the interest rate for any portion of your Contract Value allocated to the Guaranteed Interest Options available with this option. The reduced interest rate will in no event be less than the minimum guaranteed interest rate for your contract. See the 'Death Benefits -- Optional Death Benefit Riders' section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

MYPATH HIGHEST ANNIVERSARY DEATH BENEFIT (MYPATH DB) (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase either the single or joint version of the MyPath DB optional death benefit, we will deduct a MyPath DB death benefit charge (MyPath DB charge) on a quarterly basis for expenses related to this optional benefit. The annual MyPath DB charge is equal to 0.40% of the Highest Anniversary Death Benefit. It is possible that the death benefit amount under the contract may be higher than the Highest Anniversary Death Benefit amount, but the charge for the rider is based on the Highest Anniversary Death Benefit amount. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the MyPath DB charge (0.10%) will be multiplied by the Highest Anniversary Death Benefit on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Death Benefits -- Optional Death Benefit Riders" for details on how the Highest Anniversary Death Benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH CORE FLEX (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Core Flex optional benefit, we will deduct a MyPath Core Flex benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.20% for MyPath Core Flex -- Single and 1.30% for MyPath Core Flex -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.00% for MyPath Core Flex -- Single and MyPath Core Flex -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.30% for MyPath Core Flex -- Single, and 0.325% for MyPath Core Flex -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Ascend 2.0 optional benefit, we will deduct a MyPath Ascend 2.0 benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend 2.0 -- Single and 1.50% for MyPath Ascend 2.0 -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend 2.0 -- Single and MyPath Ascend 2.0 -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend 2.0 -- Single, and 0.375% for MyPath Ascend 2.0 -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH ASCEND (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Ascend optional benefit, we will deduct a MyPath Ascend benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend -- Single and 1.50% for MyPath Ascend -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend -- Single and MyPath Ascend -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend -- Single, and 0.375% for MyPath Ascend -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH SUMMIT (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Summit optional benefit, we will deduct a MyPath Summit benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Summit -- Single and 1.50% for MyPath Summit -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Summit -- Single and MyPath Summit -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Summit -- Single, and 0.375% for MyPath Summit -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH VALUE (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Value optional benefit, we will deduct a MyPath Value benefit charge on a quarterly basis for expenses related to this optional benefit. The annual charge for this rider is as follows:

       . For Contracts Applied for Before May 1, 2017. Annual charge of 0.45% for MyPath Value -- Single and 0.55% for MyPath Value -- Joint, of the greater of the Contract Value or benefit base.

       . For Contracts Applied for On or After May 1, 2017. Annual charge of 0.55% for MyPath Value -- Single and 0.65% for MyPath Value -- Joint, of the greater of the Contract Value or benefit base.

     The maximum possible charge for this rider is 1.00% for MyPath Value -- Single and MyPath Value -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

SURETRACK PLUS 90 OPTION -- CHARGE

  . If you purchase the SureTrack Plus 90 optional benefit, we will deduct a SureTrack Plus 90 benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.30% of the accumulation base. The maximum possible charge for this rider is 2.00% of the accumulation base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.325%) will be multiplied by the accumulation base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the accumulation base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION -- CHARGE

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Optional Living Benefit Riders' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first Contract Anniversary following the rider effective date and every Contract Anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the Owner's allocation to the Sub-Accounts in the Variable Annuity Account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II (OVATION II) (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the Ovation II optional benefit, we will deduct an Ovation II benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II (Single and Joint) charge is equal to 1.20% of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for Ovation II -- Single and 2.50% for Ovation II -- Joint, of the greater of the Contract Value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the current Ovation II charge (0.30%) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted on a pro rata basis from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled 'Optional Living Benefit Riders' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the Portfolio companies that are described in the prospectuses of those Portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect Annuity Payments to commence, or annuitize, you elect to convert your Contract Value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your Contract Value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Code is unclear. Values will be allocated at your direction to our Fixed Account for purposes of providing a Fixed Annuity Payment and to the Sub-Accounts of the Variable Annuity Account for purposes of providing Variable Annuity Payments. You also need to elect an annuity option, which is described below. Annuity Payments will be made to you, unless you designate another payee acceptable to us, and you will receive tax reporting on those payments.

If you choose a variable annuitization, Annuity Payments are determined by several factors:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b)  the age and gender of the Annuitant and any joint Annuitant,

c)  the type of Annuity Payment option you select, and

d)  the investment performance of the Portfolios you select.

The amount of the Variable Annuity Payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The Owner will receive the value of a fixed number of Annuity Units each month. The value of those units, and thus the amounts of the monthly Annuity Payments will, however, reflect investment gains and losses and investment income of the Portfolios. In other words, the Annuity Payments will vary with the investment experience of the assets of the Portfolios you select. The dollar amount of payment determined for each Sub-Account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining Annuity Payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You may elect to begin Annuity Payments immediately or at a future date you specify. If you do not elect to begin Annuity Payments, Annuity Payments will begin on the Annuity Commencement Date. You may request a change in the Annuity Commencement Date at any time before the Maturity Date. You must notify us in writing at least 30 days before Annuity Payments are to begin. Under the contract, if you do not make an election for an Annuity Commencement Date, Annuity Payments will begin automatically on the Maturity Date. The Maturity Date is the first of the month on or after the 95/th/ or 100/th/ birthday of the oldest Annuitant. Consult your contract for the date applicable to you.

The contract permits an Annuity Payment to begin on the first day of any month. The minimum first Annuity Payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first Annuity Payment would be less than our rules then in effect, we may fulfill our obligation by paying in a single sum the surrender value of the contract. Alternatively, we may change the payment frequency to meet our minimum payment requirements. We currently require each Annuity Payment to be at least $50, which we may change in our sole discretion. The maximum amount which may be applied to provide a Fixed Annuity under the contract without our prior consent is $1,000,000.

ANNUITY OPTIONS

The contract provides for three annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a Variable Annuity or a Fixed Annuity basis, or a combination of the two. We may make other annuity options available on request. If a period certain annuity option is available and elected by you, at any time prior to the Annuitant's death, you may elect to withdraw the Commuted Value of any portion of the remaining Annuity Payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the Fixed Account.

If you fail to elect an annuity option a Variable Annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant and it terminates with the last scheduled payment preceding the death of the Annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment, two if the Annuitant died before the due date of the third Annuity Payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant, with the guarantee that if the Annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an Annuity Payment option which is payable monthly during the joint lifetime of the Annuitant and a designated joint Annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitants both died prior to the due date of the second Annuity Payment, two if they died before the due date of the third Annuity Payment, etc.

If you have elected an optional single or joint version of Ovation II benefit and it is still in effect when you reach the maximum Maturity Date, we will offer you an additional annuity option. The annuity option will provide a Fixed Annuity Payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint Owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current Contract Value and you believe it is unlikely your Contract Value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

If you have elected one of the MyPath Lifetime Income optional riders, it is still in effect when you reach the maximum Maturity Date, and the oldest Annuitant is a Designated Life under the rider, we will offer you an additional annuity option. The annuity option will provide a Fixed Annuity Payment equivalent on an annual basis to your current GAI for the remainder of the life of the Designated Life (or both Designated Lives, as appropriate), as further described in the section of this Prospectus entitled "Optional Living Benefit Riders." These options will generally be more favorable when your remaining benefit value is greater than the current Contract Value and you believe it is unlikely your Contract Value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The Contract Value is available to provide Annuity Payments. Some states impose a premium tax which we apply at the time you elect Annuity Payments. These taxes may vary based on the type of employer sponsored retirement plan or Qualified Contract involved and we may deduct these amounts from the amount available to provide Annuity Payments.

The amount of the first monthly payment depends on the Annuity Payment option elected, gender (except in tax-qualified employer sponsored retirement plans or Qualified Contracts that require the use of genderless rates), and the adjusted age of the Annuitant and any joint Annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for Fixed or Variable Annuity Payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a Variable Annuity Payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each Sub-Account of the Variable Annuity Account. A number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value for each Sub-Account. Thereafter, the number of Annuity Units remains unchanged during the period of Annuity Payments, except for transfers and in the case of certain joint Annuity Payment options which provide for a reduction in payment after the death of the Annuitant.

A 4.50% Assumed Investment Return (AIR) is used for the initial Variable Annuity Payment determination. This would produce level Annuity Payments if the Net Investment Factor remained constant at 4.50% per year. Subsequent Variable Annuity Payments will decrease, remain the same or increase depending upon whether the actual Net Investment Factor is less than, equal to, or greater than 4.50%. (See section entitled 'Value of Annuity Unit').

Annuity Payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin Annuity Payments at least thirty days prior to the Annuity Commencement Date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later Variable Annuity Payments is equal to the number of Annuity Units determined for each Sub-Account multiplied by the current Annuity Unit value for that Sub-Account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an Annuity Unit for each Sub-Account of the Variable Annuity Account will vary to reflect the investment experience of the applicable Portfolio(s). It will be determined by multiplying:

(a) the value of the Annuity Unit for that Sub-Account for the preceding Valuation Date by;

(b) the Net Investment Factor for that Sub-Account for the Valuation Date for which the Annuity Unit value is being calculated; and by

(c) a factor that neutralizes the Assumed Investment Return. This factor reverses the Assumed Investment Return (AIR) which is used to calculate the initial variable payment and Annuity Units. It substitutes the performance of the underlying Funds in place of the AIR to determine the increase or decrease in the value of the Annuity Units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make Annuity Payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a Sub-Account of the Variable Annuity Account, then the amount of your Annuity Payments will vary with the performance of that Sub-Account. Amounts held as annuity reserves may be transferred among the Sub-Accounts as elected by you.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the Annuity Payment subject to the transfer. A transfer request received less than 3 days prior to the Annuity Payment due date will be made as of the next Annuity Payment due date.

  . Your transfer must be for the lesser of $1,000 or the entire reserve amount in the applicable Sub-Account.

Upon request, we will provide you with annuity reserve amount information by Sub-Account.

A transfer will be made on the basis of Annuity Unit values. The number of Annuity Units being transferred from the Sub-Account will be converted to a number of Annuity Units in the new Sub-Account. The Annuity Payment option will remain the same and cannot be changed. After this conversion, a number of Annuity Units in the new Sub-Account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of Annuity Units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a Variable Annuity may not be transferred to a Fixed Annuity, and amounts held as reserves to pay a Fixed Annuity may not be transferred to a Variable Annuity, during the annuity period.

When we receive a request to make transfers of annuity reserves it will be effective for future Annuity Payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before Annuity Payments begin, we will pay the death benefit to the beneficiary. If the Owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any Annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Optional Living Benefit Riders" for the specific optional benefit details.

The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the Contract Value on the date we receive due proof of death will be directed into the Guaranteed Interest Options or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. However, amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:

(a) the Contract Value; or

(b) the total amount of Purchase Payments, adjusted on a Pro-rata Basis for partial withdrawals (including any DSC that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section entitled "Optional Death Benefit Riders" for details of this calculation.)

Any remaining amounts in the DCA Fixed Account as of the date we are notified of a death will be transferred to the government money market Sub-Account.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the Contract Value) shall continue to be affected by the Sub-Account performance as allocated by the Owner. The beneficiary has the right to allocate or transfer to any available Sub-Account option, subject to the same limitations imposed on the Owner. If there are multiple beneficiaries, all of the beneficiaries must agree to the allocation or transfer.

We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death.

SURVIVING SPOUSE OPTION

If the entire death benefit is payable to the sole designated beneficiary who is also the surviving spouse, that spouse shall be treated as the Owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the Contract Value in the form of a death benefit.

BENEFICIARY OTHER THAN THE SURVIVING SPOUSE

If the designated beneficiary is a person other than the Owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as Annuity Payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the Owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the Owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code.

Payment to the designated beneficiary, other than in a lump sum, may only be elected by the designated beneficiary during the sixty (60) day period following the date we receive due proof of death.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms. If you elect an optional death benefit rider, the scenarios below may apply differently or not be applicable. Please refer to the Section of this Prospectus entitled "Optional Death Benefit Riders" for details.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

 -----------------------------------------------------------------------------
                  IF:                                   THEN:
 -----------------------------------------------------------------------------
  The Owner dies; and                   The joint Owner receives the death
   .  there is a surviving joint        benefit
      Owner; and
   .  the Annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
  The Owner dies; and                   The designated beneficiary receives
   .  there is no joint Owner; and      the death benefit
   .  the Annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
  The Owner dies; and                   Owner's estate receives the death
   .  there is no joint Owner and       benefit
   .  there is no designated
      beneficiary (or all of the
      beneficiaries pre-decease the
      Owner); and
   .  the Annuitant is either living
      or deceased
 -----------------------------------------------------------------------------
  The Annuitant dies; and               The Owner may name a new Annuitant
   .  Owner is living
 -----------------------------------------------------------------------------
  The Annuitant dies; and               The designated beneficiary receives
   .  the Owner is not a natural        the death benefit
      person, such as a trust
 -----------------------------------------------------------------------------
  The Annuitant dies; and               The Owner receives the death benefit
   .  the Owner is not a natural
      person, such as a trust; and
   .  there is no designated
      beneficiary (or all of the
      beneficiaries pre-decease the
      Annuitant)
 -----------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT RIDERS

At the time you purchase your contract you may elect optional death benefits. You must be 75 years old or less in order to elect HAV II, PDB II, or EEB II. You must be 70 years old or less in order to elect MyPath DB or Premier Protector DB. ONCE YOU ELECT AN OPTIONAL DEATH BENEFIT RIDER, YOU MAY

NOT CANCEL IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Charges" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

The following chart provides an overview of the optional death benefit riders and combinations of riders that may be available to you, subject to state approval.

                         AVAILABLE IF NO          OPTIONAL DEATH           OPTIONAL LIVING
   OPTIONAL DEATH     OPTIONAL LIVING BENEFIT  BENEFIT RIDERS IT MAY    BENEFIT RIDERS IT MAY
   BENEFIT RIDERS          IS ELECTED?           BE ELECTED WITH           BE ELECTED WITH
-------------------------------------------------------------------------------------------------
Premier Protector DB           Yes                    None                       None
-------------------------------------------------------------------------------------------------
HAV II                         Yes                   EEB II                      None
-------------------------------------------------------------------------------------------------
PDB II                         Yes                   EEB II                      None
-------------------------------------------------------------------------------------------------
EEB II                         Yes                  HAV II or                    None
                                                     PDB II
-------------------------------------------------------------------------------------------------
My Path DB -- Single           No                     None            MyPath Core Flex -- Single
                                                                      or MyPath Value -- Single
-------------------------------------------------------------------------------------------------
My Path DB -- Joint            No                     None            MyPath Core Flex -- Joint
                                                                       or MyPath Value -- Joint
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AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THE OPTIONAL DEATH BENEFIT RIDER, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR DEATH BENEFIT. This restriction does not apply to Purchase Payments made during the first Contract Year following the effective date of the optional death benefit.

HIGHEST ANNIVERSARY VALUE II (HAV II) DEATH BENEFIT OPTION

The HAV II death benefit option provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries as described below.

The initial Highest Anniversary Value is equal to the Purchase Payments received on the rider effective date. Thereafter, the Highest Anniversary Value will be determined on every Contract Anniversary prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). On the day your death benefit is determined, the Highest Anniversary Value is equal to the greater of:

(a) the Contract Value; or

(b) the previous Highest Anniversary Value increased by any Purchase Payments and reduced on a Pro-rata Basis for amounts withdrawn since the previous Highest Anniversary Value was determined.

There will be no further Highest Anniversary Values determined after the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). However, where joint Owners exist, if the surviving Owner continues the contract after the death of the first Owner, determination of new Highest Anniversary Values may resume on the next Contract Anniversary until the Contract Anniversary following the 80th birthday of surviving Owner.

WE RESERVE THE RIGHT TO LIMIT THE DEATH BENEFIT TO THE CONTRACT VALUE IN LIEU OF ANY OTHER DEATH BENEFIT VALUE PAYABLE IF WE RECEIVE PROOF OF DEATH MORE THAN ONE YEAR AFTER THE DATE OF DEATH. THIS MAY RESULT IN YOUR BENEFICIARY RECEIVING A DEATH BENEFIT THAT IS LESS THAN WHAT THE BENEFICIARY MAY HAVE OTHERWISE BEEN ENTITLED TO. IN ADDITION, YOU MAY HAVE PAID FOR A DEATH BENEFIT THAT MAY NOT ULTIMATELY BE RECEIVED IN THIS CIRCUMSTANCE.

This death benefit option will terminate on the earliest of:

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;

  .  the Contract Value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix D for examples of how this optional death benefit works.

PREMIER II DEATH BENEFIT OPTION

The Premier II death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value.

The Highest Anniversary Value is determined in the manner described in the section entitled "Highest Anniversary Value II (HAV II) Death Benefit Option" above. The initial 5% Increase Value is equal to the Purchase Payments received on the rider effective date. Thereafter, the 5% Increase Value is determined as follows:

Prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:

(a) Contract Value in the Guaranteed Interest Options; and

(b) Purchase Payments and transfers into the Variable Annuity Account less withdrawals and transfers out of the Variable Annuity Account, accumulated at an interest rate of 5% compounded annually until the earlier of the date we receive proof of death or the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person) (the Variable Portion).

After the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:

(a) Contract Value in the Guaranteed Interest Options; and

(b) the Variable Portion of the 5% Increase Value calculated as of the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), less withdrawals and transfers out of the Variable Annuity Account after that date.

The 5% Increase Value shall not exceed 200% of the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn.

WE RESERVE THE RIGHT TO LIMIT THE DEATH BENEFIT TO THE CONTRACT VALUE IN LIEU OF ANY OTHER DEATH BENEFIT VALUE PAYABLE IF WE RECEIVE PROOF OF DEATH MORE THAN ONE YEAR AFTER THE DATE OF DEATH. THIS MAY RESULT IN YOUR BENEFICIARY RECEIVING A DEATH BENEFIT THAT IS LESS THAN WHAT THE BENEFICIARY MAY HAVE OTHERWISE BEEN ENTITLED TO. IN ADDITION, YOU MAY HAVE PAID FOR A DEATH BENEFIT THAT MAY NOT ULTIMATELY BE RECEIVED IN THIS CIRCUMSTANCE.

This death benefit option will terminate on the earliest of:

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;

  .  the Contract Value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix E for examples of how this optional death benefit works.

PREMIER PROTECTOR DEATH BENEFIT OPTION

The Premier Protector DB death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 4% Increase Value. The death benefit value may be accelerated in the event the Owner or Annuitant, in the case of non-natural ownership, meets the eligibility requirements as described below.

Before electing this optional death benefit, you should consider the following:

  .  This death benefit is not long term care or nursing home insurance.
  . This death benefit may not be elected if, at the time of application, either Owner (or Annuitant in the case of an Owner who is not a natural person):
       a)  Cannot perform all of the Activities of Daily Living; or
       b)  Is confined to a nursing home or skilled nursing facility.
  . The death benefit may not be accelerated during the one year period following contract issue.
  . Withdrawals or surrender of Contract Value during the acceleration period will be subject to taxation in the same manner as any other withdrawal. You may wish to consult your tax advisor before electing to accelerate your benefit.

Premier Protector Death Benefit Value

The value of the Premier Protector Death Benefit is the greater of the
(a) Highest Anniversary Value and the 4% Increase Value.

The Highest Anniversary Value and 4% Increase Value will continue to increase until the earlier of the following:

   (a) the date we receive due proof of death;
   (b) the date the acceleration period begins; or

   (c) the Last Increase Date which is the Contract Anniversary on or following the 85/th/ birthday of the oldest Owner or the oldest Annuitant, in the case of an Owner who is not a natural person.

The initial Highest Anniversary Value is equal to the Purchase Payments received on the Rider Effective Date.

During each Contract Year, prior to and including the Last Increase Date, the Highest Anniversary Value will increase by any Purchase Payments received.

On every subsequent Contract Anniversary, prior to and including the Last Increase Date, if the Contract Value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the Contract Value.

The initial 4% Increase Value is equal to the Purchase Payments received on the Rider Effective Date.

The 4% Increase Value is increased by any additional Purchase Payments received and accumulated for interest at 4% to the Last Increase Date.

Any withdrawal and associated charges will reduce the Highest Anniversary Value and the 4% Increase Value on a Pro-rata Basis at the time of the withdrawal.

WE RESERVE THE RIGHT TO LIMIT THE DEATH BENEFIT TO THE CONTRACT VALUE IN LIEU OF ANY OTHER DEATH BENEFIT VALUE PAYABLE IF WE RECEIVE PROOF OF DEATH MORE THAN ONE YEAR AFTER THE DATE OF DEATH.

Acceleration Feature of Premier Protector DB

The Premier Protector DB provides the ability to accelerate the death benefit if the Owner or the Annuitant if the Owner is a not a natural person, meets certain eligibility requirements. In order to be eligible for the accelerated death benefit, the Owner, or the Annuitant if the Owner is not a natural person, must be certified by a licensed health care practitioner as meeting the definition of Chronic Illness or Terminal Illness as described below:

   --  CHRONIC ILLNESS is a permanent condition where the individual is:

       . Unable to perform, without substantial assistance from another person, at least two Activities of Daily Living due to loss of functional capacity; or
       . Requires substantial supervision to protect the individual from threats to health and safety due to severe cognitive impairment.

   -- TERMINAL ILLNESS is a diagnosis expected to result in death within 12 months.

Once we receive due proof of benefit eligibility and benefit election, the acceleration period of the Premier Protector DB begins. The acceleration period ends when the Premier Protector DB is terminated. A waiting period of one year starting on the Rider Effective Date along with a 90 day elimination period, that can run concurrently with the waiting period, must be satisfied prior to any accelerated death benefits being paid.

The value of the Premier Protector DB will be determined as of day we receive due proof of benefit eligibility and benefit election. If the date we receive due proof of benefit eligibility and benefit election is not a Valuation Date, the Premier Protector DB will be determined at the next Valuation Date. Any amounts in excess of the Contract Value will be paid as a death benefit adjustment and added to the Contract Value.

ONCE THE ACCELERATION FEATURE OF THE PREMIER PROTECTOR DB IS TRIGGERED, THE CONTRACT VALUE WILL BE TRANSFERRED INTO THE FIXED ACCOUNT. Transfers out of the Fixed Account into Sub-Accounts are not permitted during the acceleration period. Any withdrawals or surrender from the Fixed Account will not be subject to a Deferred Sales Charge.

Once acceleration of the Premier Protector DB Benefit is elected, it cannot be cancelled. No additional purchase payments may be made and no additional rider charges will be deducted.

During the acceleration period the death benefit provided by this rider is the Contract Value, which is the remaining value in the Fixed Account.

Premier Protector DB Termination

IF PRIOR to the acceleration period, the rider will automatically terminate at the earliest of:

   (a) the date we receive due proof of death of either Owner (or either Annuitant in the case of an Owner who is not a natural person);
   (b) termination or surrender of the contract;
   (c) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;
   (d) the Contract Value equals zero; or
   (e) the date of an ownership change or assignment under the contract unless:
       . the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or
       . the assignment is for the purposes of effectuating a 1035 exchange of the contract.

IF DURING the acceleration period, the rider will automatically terminate at the earliest of:

   (a) the date we receive due proof of death of any remaining Owner who satisfied Accelerated Benefit Eligibility;
   (b) the date we receive due proof of death of either Annuitant in the case of an Owner who is not a natural person;
   (c) termination or surrender of the contract;
   (d) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;
   (e) the Contract Value equals zero; or
   (f) the date of an ownership change or assignment under the contract unless:
       . the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix Q for examples of how this optional death benefit works.

ESTATE ENHANCEMENT BENEFIT II (EEB II) OPTION

This optional contract rider may provide an additional amount to be added to the death benefit proceeds that become payable upon any Owner's death. It is designed to help pay expenses that may be due upon an Owner's death. We do not guarantee that the amounts provided by the EEB II option will be adequate to cover any such expenses that any heirs may have to pay. If any Owner dies before Annuity Payments begin, we will pay the EEB II benefit of this contract to the beneficiary. If the Owner of the contract is other than a natural person, such as a trust or other similar entity, we will pay the EEB II benefit to the beneficiary on the death of the Annuitant.

The EEB II benefit will be the EEB II Percentage (as described below) multiplied by the lesser of:

(a) the Contract Value less Purchase Payments not previously withdrawn; or

(b) 200% of the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn.

The EEB II Percentage depends on the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner). The age used in determining the EEB II benefit is determined at the time the rider is issued, and it will not be adjusted upon a change of Owner or Annuitant. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is less than 70 years at the time the rider is issued, the EEB II Percentage is equal to 40%. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is 70 years or older at the time the rider is issued, the EEB II Percentage is equal to 25%.

The value of the EEB II benefit will be determined as of the Valuation Date coincident with or next following the day we receive proof of death at our home office. Any amounts due as an EEB II benefit will be paid as a death benefit adjustment and directed into the Guaranteed Interest Options and Sub-Accounts of the Variable Annuity Account based on the same proportion that each bears to the Contract Value on the date the benefit is calculated. If the Contract Value is less than Purchase Payments not previously withdrawn, the EEB II benefit is zero and no adjustment will apply.

If a surviving spouse is the sole beneficiary and elects to assume his or her deceased spouse's contract, he or she may elect to:

(a) have any amount due under the EEB II benefit paid and this rider will terminate; or

(b) continue this rider such that the EEB II benefit is payable on his or her death instead of the death of the Owner or Annuitant, as applicable.

If no election is made within 30 days following the date we receive proof of death at our home office, the EEB II benefit, if any, will be paid and the rider terminated under option (a). Option (b) may only be exercised one time per contract, and will not be an option upon the death of the surviving spouse.

This rider will terminate on the earliest of:

  .  the payment of the EEB II benefit available;

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;

  .  the Contract Value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix F for examples of how this optional death benefit works.

MYPATH HIGHEST ANNIVERSARY DEATH BENEFIT (MYPATH DB) (SINGLE AND JOINT) OPTION

MyPath DB is an optional death benefit rider that is only available if you elect a MyPath Core Flex or MyPath Value optional living benefit rider. If you also elect the MyPath DB, you will receive the single (MyPath DB -- Single) or joint (MyPath DB -- Joint) version based on whether you elected the single or joint version of MyPath Core Flex or MyPath Value. The benefits are different between MyPath DB -- Single and MyPath DB -- Joint, and you should consult your financial advisor to determine which version, if any, is appropriate to your situation.

If you elect MyPath DB with MyPath Core Flex, each Designated Life must be at least age 45 and at most age 70 at the time the riders are issued. If you elect MyPath DB with MyPath Value, each Designated Life must be at least age 35 and at most age 70 at the time the riders are issued.

The MyPath DB optional death benefit rider provides an additional death benefit value prior to the Annuity Commencement Date that may be greater than the death benefit provided under the contract. For MyPath DB -- Single, the death benefit provided under this rider is payable upon the death of the Designated Life. For MyPath DB -- Joint, the death benefit provided under this rider is payable upon the death of the last remaining Designated Life.

CALCULATING THE HIGHEST ANNIVERSARY DEATH BENEFIT

The MyPath DB option provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries, subject to adjustments for subsequent Purchase Payments and withdrawals, each of which is described below. This amount is referred to as the Highest Anniversary Death Benefit.

The initial Highest Anniversary Death Benefit is equal to the Purchase Payments received on the rider effective date.

On each Valuation Date after the rider effective date, the Highest Anniversary Death Benefit is increased by any subsequent Purchase Payments that have occurred since the previous Valuation Date, and reduced for amounts withdrawn, as described below, since the previous Valuation Date. After the first Contract Anniversary following the effective date of the rider, Purchase Payments are limited to a cumulative total of $25,000, without our prior consent.

The amount by which the Highest Anniversary Death Benefit is reduced by withdrawals depends on two factors: (1) when the withdrawal takes place relative to the "Benefit Date", and (2) the amount of the withdrawal relative to the Guaranteed Annual Income (GAI) amount or required minimum distribution
(RMD) amount, each as determined under MyPath Core Flex or MyPath Value, as applicable. See the Section of this Prospectus entitled "Optional Living Benefit Riders" for a description of the Benefit Date and how GAI and RMD are determined under MyPath Core Flex and MyPath Value.

Prior to the Benefit Date, any amount you withdraw will cause the Highest Anniversary Death Benefit to be reduced on a Pro-rata Basis. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the withdrawal.

After the Benefit Date, any amount you withdraw in a single Contract Year that is less than or equal to the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be reduced by the amount of the withdrawal. Any amount you withdraw in a single Contract Year that is in excess of the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be further reduced on a Pro-rata Basis based on the excess portion of the withdrawal. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the excess portion of the withdrawal.

In addition to adjustments for subsequent Purchase Payments and withdrawals, the Highest Anniversary Death Benefit will be reevaluated on every Contract Anniversary prior to and including the Contract Anniversary on or following the 80th birthday of the Designated Life for MyPath

DB -- Single or the youngest Designated Life for MyPath DB -- Joint. On each of those Contract Anniversaries, the Highest Anniversary Death Benefit is set equal to the greater of:

   (a) the Contract Value; or

   (b) the Highest Anniversary Death Benefit increased by any Purchase Payments and reduced for withdrawals, as described above, that have occurred since the previous Valuation Date.

After the Contract Anniversary on or following the 80th birthday of the Designated Life for MyPath DB -- Single or the youngest Designated Life for MyPath DB -- Joint, the Highest Anniversary Death Benefit will not be reevaluated on the Contract Anniversary, but will still be adjusted by subsequent Purchase Payments and withdrawals, as described above.

DETERMINING THE DEATH BENEFIT

For MyPath DB -- Single, the value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death of the Designated Life at our home office. For MyPath DB -- Joint, the value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death of the last remaining Designated Life at our home office.

If the Highest Anniversary Death Benefit results in an amount greater than the death benefit provided under the contract, any amount due as a death benefit in excess of the Contract Value will be paid as a death benefit adjustment and directed into the Guaranteed Interest Options or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the death benefit provisions of the contract. However, amounts will not be directed into the DCA Fixed Account Option.

WE RESERVE THE RIGHT TO LIMIT THE DEATH BENEFIT TO THE CONTRACT VALUE IN LIEU OF ANY OTHER DEATH BENEFIT VALUE PAYABLE IF WE RECEIVE PROOF OF DEATH MORE THAN ONE YEAR AFTER THE DATE OF DEATH. THIS MAY RESULT IN YOUR BENEFICIARY RECEIVING A DEATH BENEFIT THAT IS LESS THAN WHAT THE BENEFICIARY MAY HAVE OTHERWISE BEEN ENTITLED TO. IN ADDITION, YOU MAY HAVE PAID FOR A DEATH BENEFIT THAT MAY NOT ULTIMATELY BE RECEIVED IN THIS CIRCUMSTANCE.

SPOUSAL CONTINUATION (FOR MYPATH DB -- JOINT)

For MyPath DB -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of the contract continuation. The MyPath DB -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath DB -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath DB -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, the benefits provided by this rider will be adjusted, as necessary, based on the life of the remaining Designated Life.

RIDER TERMINATION

This death benefit option will terminate on the earliest of:

   (a) for MyPath DB -- Single and MyPath DB -- Joint:

       (1) termination or surrender of the contract; or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the Contract Value is reduced to zero; or

       (4) the date of an ownership change or assignment under the contract unless:

           (i)the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath DB -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath DB -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath DB -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath DB -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

See Appendix I for examples of how this optional death benefit works.

The rider cannot be terminated prior to the earliest of the above dates. Upon termination of this rider, the benefits and charges within this rider will terminate. Once terminated, this rider may not be reinstated.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the Annuitant dies on or after the Annuity Commencement Date, we will pay whatever amount may be required by the terms of the Annuity Payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the Annuitant's death.

If the Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner and any remaining payments under the Annuity Payment option selected will continue at least as rapidly as under the Annuity Payment option in effect as of the Owner's death.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

OPTIONAL LIVING BENEFIT RIDERS

We have suspended the availability of the following optional riders:


  .  MyPath Summit -- Single and Joint Options (effective July 9, 2018)


  .  MyPath Ascend -- Single and Joint Options (effective October 15, 2014)

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)

  . Ovation Lifetime Income II -- Single and Joint Options (effective October 4, 2013)

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the optional contract riders at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each optional contract rider which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your Contract Value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce Contract Value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

MYPATH LIFETIME INCOME OPTIONAL RIDERS

We currently offer single and joint versions of the following optional living benefit riders, which are along with the MyPath Ascend (Single and Joint) optional riders sometimes collectively referred to as the MyPath Lifetime Income optional riders:

  .  MYPATH CORE FLEX (SINGLE AND JOINT),


  .  MYPATH ASCEND 2.0 (SINGLE AND JOINT), AND


  .  MYPATH VALUE (SINGLE AND JOINT).

Each of the MyPath Lifetime Income optional riders is a guaranteed lifetime withdrawal benefit. Each is an optional rider and can be elected as a single option or as a joint option. The benefits are different between the single options and the joint options, and you should consult your financial advisor to determine which version, if any, is appropriate to your situation. Each optional rider is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of a "Designated Life" (described below) for the single versions, and over the lifetime of two "Designated Lives" for the joint versions, regardless of underlying Sub-Account performance. The amount received will be in the form of a withdrawal of Contract Value if the Contract Value is greater than zero or pursuant to the automatic payment phase if the Contract Value is zero.

The MyPath Lifetime Income optional riders do not guarantee investment gains or a minimum Contract Value. Because the GAI is paid in the form of a withdrawal until your Contract Value reaches zero, our obligation to pay you more than your Contract Value will only arise if your entire Contract Value has been exhausted. You can take withdrawals from your contract without electing one of these options. You should also consider the following:

  . Election of one of these riders may or may not be beneficial to you. Because the benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then the riders are generally not appropriate for you.

  . Withdrawals under the riders are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract feature impacted by a withdrawal.

  . You may only elect a rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date. Once you elect the option you may not cancel it. You may only elect one of the MyPath Lifetime Income optional riders.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Your entire Contract Value must be allocated to an allocation plan approved by us for use with the rider while the rider is in effect.

  . After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent.

  . The joint options are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing a joint rider if you have questions about your spouse's status under federal law.

  . The riders may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

Each of the MyPath Lifetime Income optional riders has restrictions and limitations. These restrictions and limitations include, among others:

   (i) restrictions on the age of each Designated Life,

   (ii)restrictions on whether joint Owners or Annuitants are permitted,

  (iii)restrictions on whether non-natural Owners are permitted, and

   (iv)restrictions on which other optional benefit riders, if any, may also be elected.

The table below summarizes those restrictions and limitations, but does not serve as a complete description of all restrictions and limitations. A complete description of each rider, its benefits, and additional limitations and restrictions follows the table.

---------------------------------------------------------------------------------------------

                        AGE LIMITS FOR EACH
                        DESIGNATED LIFE AT
                         RIDER ISSUE:                     RIDER AVAILABLE WITH:
---------------------------------------------------------------------------------------------

   MYPATH LIFETIME                          JOINT      JOINT       NON-NATURAL OTHER OPTIONAL
INCOME OPTIONAL RIDER   MINIMUM   MAXIMUM   OWNERS   ANNUITANTS       OWNER    BENEFIT RIDERS
---------------------------------------------------------------------------------------------
MyPath Core Flex --       45        80       No    Yes, if natural     Yes      MyPath DB --
  Single                                                Owner                      Single
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MyPath Core Flex --       45        80       Yes         Yes           No       MyPath DB --
  Joint                                                                            Joint
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MyPath Ascend 2.0 --      45        80       No    Yes, if natural     Yes          None
  Single                                                Owner
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
MyPath Ascend 2.0 --      45        80       Yes         Yes           No           None
  Joint
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MyPath Ascend --          45        80       No    Yes, if natural     Yes          None
  Single                                                Owner
---------------------------------------------------------------------------------------------
MyPath Ascend -- Joint    45        80       Yes         Yes           No           None
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MyPath Summit --          55        80       No    Yes, if natural     Yes          None
  Single                                                Owner
---------------------------------------------------------------------------------------------
MyPath Summit -- Joint    55        80       Yes         Yes           No           None
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MyPath Value -- Single    35        80       No    Yes, if natural     Yes      MyPath DB --
                                                        Owner                      Single
---------------------------------------------------------------------------------------------
MyPath Value --           35        80       Yes         Yes           No       MyPath DB --
  Joint                                                                            Joint
---------------------------------------------------------------------------------------------

MYPATH CORE FLEX (SINGLE AND JOINT) OPTION

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Core Flex -- Single, or until the death of both Designated Lives for MyPath Core Flex -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the opportunity for new enhancement periods to begin upon benefit base resets. New enhancement periods may be beneficial to those that do not take regular withdrawals for extended periods of time.

Several examples to help show how this rider works are included in Appendix J.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Core Flex -- Single and of the youngest Designated Life for MyPath Core Flex -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE AND ENHANCEMENT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

ENHANCEMENT BASE

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset.

The initial enhancement base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR ENHANCEMENT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

BENEFIT BASE ENHANCEMENT

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 10 Contract Years following the later of the rider effective date or the date of the most recent benefit base reset (described below). If a benefit base reset does not occur, the enhancement period will terminate 10 Contract Years following the rider effective date. If a benefit base reset occurs, regardless of whether it occurs during an enhancement period, a new 10-year enhancement period will begin.

On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 6.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years. Nor will the enhancement period be extended for years in which you do not take a withdrawal. The enhancement period will only change upon a benefit base reset, in which case a new 10-year enhancement period will begin.

Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the enhancement.

BENEFIT BASE RESET

On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs, the enhancement base will increase to the value of the benefit base following the benefit base reset, and a new 10-year enhancement period will begin.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Core Flex exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:


                      MYPATH CORE FLEX -- SINGLE MYPATH CORE FLEX -- JOINT
           AGE         ANNUAL INCOME PERCENTAGE  ANNUAL INCOME PERCENTAGE
           ---        -------------------------- -------------------------
      through age 64             4.35%                     4.10%
          65-74                  5.35%                     5.10%
          75-79                  5.60%                     5.35%
           80+                   6.35%                     6.10%

We reserve the right to change the annual income percentage for MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment, benefit base enhancement, or benefit base reset, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE, BENEFIT BASE, OR ENHANCEMENT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the "allowable Sub-Accounts" (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31).

Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable Sub-Accounts; or

   b)  100% allocation to the CustomChoice Allocation Option; or

   c) 100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017);

   d)  100% allocation to a SimpleChoice Asset Allocation Portfolio.

A) ALLOWABLE SUB-ACCOUNTS: When you elect this allocation plan, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:


 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio

B) THE CUSTOMCHOICE ALLOCATION OPTION: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."

C) THE CUSTOMCHOICE II ALLOCATION OPTION: This allocation plan is available for a rider applied for on or after July 21, 2017, and requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice II allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice II Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice II Allocation Option."

D) THE SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS: This allocation plan requires that you allocate Purchase Payments or your Contract Value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- SimpleChoice Asset Allocation Portfolios." You may also ask your representative for additional details regarding the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the Contract Value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.

The allowable Sub-Accounts, CustomChoice or CustomChoice II Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Core Flex rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION (FOR MYPATH CORE FLEX -- JOINT)

For MyPath Core Flex -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Core Flex -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Core Flex -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Core Flex -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Core Flex -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Core Flex rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Core Flex -- Single and MyPath Core Flex -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i)the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Core Flex -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Core Flex -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Core Flex -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Core Flex -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend
2.0 -- Single, or until the death of both Designated Lives for MyPath Ascend
2.0 -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of "Withdrawals" and "Adjustments for Withdrawals" below for additional detail. In addition, if you take any withdrawals from the contract prior to the 12th Contract Anniversary following the rider effective date, or prior to the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single, or the youngest Designated Life for MyPath Ascend 2.0 -- Joint, whichever is later, you will not be eligible for the 200% benefit base guarantee. Not being eligible for the 200% benefit base guarantee means you will not be guaranteed to have the benefit base increase by 200%. However, you are still eligible to receive the GAI under the rider, as determined in the manner described below.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, the 200% benefit base guarantee, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 12-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those who intend to begin withdrawals within, or shortly after, 12 Contract Years following the rider issue date. This rider is also the only option currently available that offers the 200% benefit base guarantee (i.e., where the benefit base may be increased to 200% of the Purchase Payments made before the first Contract Anniversary, subject to the benefit base maximum). The 200% benefit base guarantee is described in detail below. There is a specific charge associated with the rider, which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus, but there is not a separate charge for the 200% benefit base guarantee component of the rider. The 200% benefit base guarantee may be beneficial to those who intend to take withdrawals shortly after waiting 12 Contract Years following the rider issue date or, if later, until the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single, or the youngest Designated Life for MyPath Ascend 2.0 -- Joint.

Several examples designed to help show how this rider works are included in Appendix N.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend 2.0 -- Single and of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE AND ENHANCEMENT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements, benefit base resets, and the 200% benefit base guarantee, which are also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, benefit base resets, or the 200% benefit base guarantee. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

ENHANCEMENT BASE

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.

The initial enhancement base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR ENHANCEMENT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

BENEFIT BASE ENHANCEMENT

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 12 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 12 Contract Years following the rider effective date.

On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Ascend 2.0 (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.

Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.

BENEFIT BASE RESET

On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend 2.0 exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

200% BENEFIT BASE GUARANTEE

On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a) and (b), where:

   (a) is all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and

   (b) is all subsequent Purchase Payments made on or after the first Contract Anniversary.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $4,000,000. Accordingly, if your Purchase Payments made before the first Contract Anniversary are over $2,000,000, you will not receive the full value of the 200% benefit base guarantee because 200% of those Purchase Payments will exceed the $4,000,000 benefit base maximum. In that case, your benefit base will be adjusted to $4,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or Contract Value, the 200% benefit base guarantee may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the 200% benefit base guarantee. See Appendix N for examples of how the 200% benefit base guarantee is calculated.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:


                      MYPATH ASCEND 2.0 --SINGLE MYPATH ASCEND 2.0 --JOINT
           AGE         ANNUAL INCOME PERCENTAGE  ANNUAL INCOME PERCENTAGE
           ---        -------------------------- -------------------------
      through age 64             4.50%                     4.00%
          65-74                  5.75%                     5.25%
          75-79                  6.10%                     5.50%
           80+                   6.50%                     6.00%


We reserve the right to change the annual income percentage for MyPath Ascend
2.0 (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE, BENEFIT BASE, OR ENHANCEMENT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable Sub-Account" (described below) in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable Sub-Accounts

ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:

 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio

The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, benefit base enhancement, or 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Ascend 2.0 rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION (FOR MYPATH ASCEND 2.0 -- JOINT)

For MyPath Ascend 2.0 -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Ascend 2.0 -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend 2.0 -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Ascend 2.0 -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Ascend 2.0 -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Ascend 2.0 rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:

   (a) for MyPath Ascend 2.0 -- Single and MyPath Ascend 2.0 -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i)the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend 2.0 -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Ascend 2.0 -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Ascend 2.0 -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Ascend 2.0 -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.



MYPATH VALUE (SINGLE AND JOINT) OPTION

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Value -- Single, or until the death of both Designated Lives for MyPath Value -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it is the lowest cost option, but does not offer the opportunity for benefit base enhancements or different annual income percentages based on the age of the Designated Life. This may be beneficial to those who are seeking a guaranteed minimum annual withdrawal amount at a cost that is lower than the other MyPath Lifetime Income optional riders.

Several examples to help show how this rider works are included in Appendix M.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Value -- Single and of the youngest Designated Life for MyPath Value -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

BENEFIT BASE RESET

On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Value exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the applicable annual income percentage (described below). The annual income percentage will not change while the rider is in effect.

The annual income percentages are as follows:

                     MYPATH VALUE -- SINGLE   MYPATH VALUE -- JOINT
            AGE     ANNUAL INCOME PERCENTAGE ANNUAL INCOME PERCENTAGE
            ---     ------------------------ ------------------------
          All ages            4.10%                    3.85%

We reserve the right to change the annual income percentage for MyPath Value (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical benefit base enhancement rates and annual income percentages applicable for this rider.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to
(a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and

   (b) is the applicable annual income percentage.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the "allowable Sub-Accounts" (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the applicable annual income percentage.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the applicable annual income percentage.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable Sub-Accounts; or

   b)  100% allocation to the CustomChoice Allocation Option; or

   c) 100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017);

   d)  100% allocation to a SimpleChoice Asset Allocation Portfolio.

a) ALLOWABLE SUB-ACCOUNTS: When you elect this allocation plan, only certain Sub-Accounts may be available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus. The allowable Sub-Accounts for this rider also vary by Contract issue date. The allowable Sub-Accounts are described below.

    FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2017: All existing Sub-Accounts are available for allocation.

    FOR CONTRACTS ISSUED BEFORE MAY 1, 2017: The allowable Sub-Accounts currently include:

       .  AB Dynamic Asset Allocation Portfolio
       .  Goldman Sachs VIT Global Trends Allocation Fund
       .  Ivy VIP Pathfinder Moderate -- Managed Volatility
       .  PIMCO VIT Global Diversified Allocation Portfolio
       .  SFT Dynamic Managed Volatility Fund
       .  SFT Managed Volatility Equity Fund
       .  TOPS(R) Managed Risk Flex ETF Portfolio

    Each of the Portfolios listed above are managed volatility funds, which means each Portfolio seeks to manage the volatility of investment return.

B) THE CUSTOMCHOICE ALLOCATION OPTION: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."

C) THE CUSTOMCHOICE II ALLOCATION OPTION: This allocation plan is available for a rider applied for on or after July 21, 2017, and requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice II allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice II Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice II Allocation Option."

D) THE SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS: This allocation plan requires that you allocate Purchase Payments or your Contract Value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this Prospectus in the section entitled "Description of the Contract - SimpleChoice Asset Allocation Portfolios." You may also ask your representative for additional details regarding the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the Contract Value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.

The allowable Sub-Accounts, CustomChoice or CustomChoice II Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for

MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Value rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION (FOR MYPATH VALUE -- JOINT)

For MyPath Value -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Value -- Joint rider charge. The MyPath Value -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Value -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Value -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, the rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Value rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Value -- Single and MyPath Value -- Joint:

(1) terminationor surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

    (2) theAnnuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

    (3) thedate of an ownership change or assignment under the contract unless:

       (i) thenew Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Value -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Value -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

       (ii) theassignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Value -- Single:

    (1) thedate we receive due proof of death of the Designated Life; or

    (2) thedate the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Value -- Joint:

    (1) thedate we receive due proof of death of the last remaining Designated Life; or

    (2) thedate any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

SURETRACK PLUS 90 OPTION

SureTrack Plus 90 is a guaranteed minimum accumulation benefit. It is an optional living benefit rider. This optional rider is designed to provide a guaranteed minimum Contract Value at the end of a specified period, as described below.

Before electing this rider, you should consider the following:

  . This optional rider may or may not be beneficial for you. The benefit of the rider is only available at the end of the benefit period, which is 10 years. SureTrack Plus 90 may not be appropriate for you if you intend to surrender or annuitize your contract before the end of the benefit period.

  . You may only elect the rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date. Once you elect this option, you may only cancel it in a manner described in the "Rider Termination" section below.

  . While this rider is in effect, subsequent Purchase Payments may only be made during the 12-month period following the rider effective date or optional reset (described below), if applicable. If the rider is terminated, these Purchase Payment restrictions will no longer apply.

  . If you take withdrawals while the rider is in effect, including those required to satisfy required minimum distributions in Qualified Contracts, you will reduce the potential benefit you receive and may prematurely terminate the contract and the rider. As a result, this rider may not be appropriate for you if you intend to take withdrawals before the end of the benefit period or if you purchase the contract as a Qualified Contract. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation.

  . Withdrawals under the rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract feature impacted by a withdrawal.

  . The oldest Owner (or Annuitant if a non-natural Owner) must be age 80 or younger as of the rider effective date.

  . Your entire Contract Value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider in combination with any other optional death benefit rider or optional living benefit rider.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This optional rider is designed to provide a benefit that guarantees the Owner a minimum Contract Value on the benefit date. The benefit date is the end of the 10-year period following the later of the rider effective date or the effective date of the most recent optional reset. This 10-year period is referred to as the benefit period. The SureTrack Plus 90 provides a one-time adjustment to your Contract Value on the benefit date if your accumulation base (described below) is greater than the Contract Value on the benefit date.

THE ACCUMULATION BASE

The accumulation base is a value that is used to determine the benefit available under this rider, if any. The accumulation base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The accumulation base may also be adjusted for possible annual increases and optional resets, which are described below. The accumulation base is separate from your Contract Value. The accumulation base may not be withdrawn as a lump sum and is not payable at death.

The initial accumulation base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment accepted by us, the accumulation base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS WILL NOT BE
ACCEPTED WHILE THIS RIDER IS IN EFFECT, EXCEPT FOR THE 12-MONTH PERIOD
FOLLOWING AN OPTIONAL RESET, IF APPLICABLE. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY OR AFTER THE 12-MONTH PERIOD FOLLOWING AN OPTIONAL RESET, IF APPLICABLE, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR ACCUMULATION BASE.

Purchase Payments that are accepted by us will be allocated to the Guaranteed Interest Options and/or the Sub-Accounts as you direct, subject to the Contract Value allocation plans (described below) in effect at the time of the Purchase Payment.

The accumulation base may also be adjusted on each rider anniversary. On each rider anniversary, following deduction of the rider charge, the accumulation base is increased to 90% of the Contract Value if that amount is greater than the current accumulation base.

The rider anniversary date is the same day and month as the rider issue date for each of the years following the rider issue date while the rider is in effect. If the rider anniversary falls on a day that is not a Valuation Date, rider benefit values will be calculated on the next available Valuation Date.

Because the rider charge is a percentage of the accumulation base, increases in the accumulation base will result in an increased cost of the rider.

Any withdrawal, including a required minimum distribution under a Qualified Contract, will cause the accumulation base to be reduced on a Pro-rata Basis. Reductions on a Pro-rata Basis may result in the accumulation base being reduced by more than the actual amount of the withdrawal.

If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the "allowable Sub-Accounts" (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.

OPTIONAL RESET

On any rider anniversary, subject to the limitations below, the Owner may elect an optional reset if the Contract Value is greater than the accumulation base. Upon election of the optional reset, the accumulation base will increase to the full Contract Value and a new benefit period will begin as of the most recent rider anniversary. In addition, a new 12-month period will begin where you may make subsequent Purchase Payments. Because the election of an optional reset starts a new benefit period, the potential benefit under the rider is not available for 10 years following the rider anniversary that occurred immediately prior to the election of the optional reset.

The optional reset may only be elected on a rider anniversary that is on or before the earlier of (a) or (b), where:

   (a) is the rider anniversary following the 80th birthday of the oldest Owner (or Annuitant in the case of a non-natural Owner), and

   (b) is the last rider anniversary prior to the benefit date.

The optional reset will not be available after the time set forth above.

In order to elect an optional reset, we must receive a written request in good order from you within 30 days following the rider anniversary upon which the optional reset will take effect. Upon election of the optional reset; the new accumulation base, benefit period, and 12-month period where subsequent Purchase Payments will be accepted, will all be determined as of the most recent rider anniversary date, and not the date the optional reset is elected.

An Owner has the right to elect the optional reset multiple times, as long as all of the requirements described above are satisfied.

When an optional reset is elected, the rider charge may increase. Prior to electing the optional reset, you should contact us or your financial advisor to determine what the rider charge will be upon electing the optional reset. The rider charge following the increase will not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges." The increase, if any, will take effect on the same rider anniversary that the optional reset will take effect.

ON THE BENEFIT DATE

On the benefit date, if the accumulation base is greater than the Contract Value, the Contract Value will be increased by an amount equal to the difference between the accumulation base and the Contract Value, and the rider will terminate. The amount added to the Contract Value will be directed into the Guaranteed Interest Options and Sub-Accounts of the Variable Annuity Account based on the same proportion that each bears to the Contract Value on the benefit date.

On the benefit date, if the Contract Value is equal to or greater than the accumulation base, the SureTrack Plus 90 will terminate without value and no adjustment will be made to the Contract Value.

Several examples to help show how this rider works are included in Appendix O.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable Sub-Accounts; or

   b)  100% allocation to the CustomChoice Allocation Option; or

   c)  100% allocation to a SimpleChoice Asset Allocation Portfolio.

A) ALLOWABLE SUB-ACCOUNTS: When you elect this allocation plan, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:

 -----------------------------------------------------------------------------
  . AB Dynamic Asset Allocation          . PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
  . Goldman Sachs VIT Global Trends      . SFT Dynamic Managed Volatility Fund
    Allocation Fund                      . SFT Managed Volatility Equity Fund
  . Ivy VIP Pathfinder Moderate --       . TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio
 -----------------------------------------------------------------------------

B) THE CUSTOMCHOICE ALLOCATION OPTION: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."

C) THE SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS: This allocation plan requires that you allocate Purchase Payments or your Contract Value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- SimpleChoice Asset Allocation Portfolios." You may also ask your representative for additional details regarding the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the Contract Value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.

The allowable Sub-Accounts, CustomChoice Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

CONTRACT VALUE REACHES ZERO

If the Contract Value and accumulation base both reach zero, the rider will terminate.

If the Contract Value is reduced to zero and the accumulation base is still positive, the rider will remain in effect until the benefit date. On the benefit date, the Contract Value will be increased to the accumulation base and the rider will terminate. No rider charges will be deducted while the Contract Value is zero.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the accumulation base. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

SPOUSAL CONTINUATION

If an Owner dies and the surviving spouse elects to continue the contract, the rider will automatically continue until the rider is terminated.

RIDER TERMINATION

You may elect to terminate the SureTrack Plus 90 rider by providing us with a written request in good order that we receive no more than 30 days prior to a rider anniversary.

The rider will automatically terminate at the earliest of:

   (a) the benefit date; or

   (b) the rider anniversary following our receipt of your written request to terminate the rider; or

   (c) termination or surrender of the contract, including the date any death benefits are paid as a lump sum under the terms of the contract; or

   (d) the Annuity Commencement Date where all remaining amounts available have been applied to provide Annuity Payments; or

   (e) the date of an ownership change or assignment under the contract unless:

       (i) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: the change from individual ownership to a revocable trust for the benefit of such individual Owner, and the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

       (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract.

Upon termination of the rider, the benefits and charges within the rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of the rider.


MYPATH SUMMIT (SINGLE AND JOINT) OPTION

EFFECTIVE JULY 9, 2018 THESE OPTIONS ARE NO LONGER AVAILABLE.

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Summit -- Single, or until the death of both Designated Lives for MyPath Summit -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest annual income percentages used in calculating the GAI, but does not offer the opportunity for benefit base enhancements. Higher annual income percentages without benefit base enhancements may be beneficial to those that intend to take withdrawals shortly after the rider issue date and intend to take regular withdrawals.

Several examples to help show how this rider works are included in Appendix L.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Summit -- Single and of the youngest Designated Life for MyPath Summit -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

BENEFIT BASE RESET

On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Summit exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of

30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:



                       MYPATH SUMMIT -- SINGLE   MYPATH SUMMIT -- JOINT
            AGE        ANNUAL INCOME PERCENTAGE ANNUAL INCOME PERCENTAGE
            ---        ------------------------ ------------------------
       through age 64            4.35%                    4.00%
           65-74                 5.35%                    5.00%
           75-79                 5.60%                    5.25%
            80+                  6.35%                    6.00%



We reserve the right to change the annual income percentage for MyPath Summit (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to
(a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable Sub-Account" (described below) in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable Sub-Accounts

ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:



  . AB Dynamic Asset Allocation          . PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
  . Goldman Sachs VIT Global Trends      . SFT Dynamic Managed Volatility Fund
    Allocation Fund                      . SFT Managed Volatility Equity Fund
  . Ivy VIP Pathfinder Moderate --       . TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio
 -----------------------------------------------------------------------------



The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Summit rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION (FOR MYPATH SUMMIT -- JOINT)

For MyPath Summit -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Summit -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Summit -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Summit -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Summit -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Summit rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Summit -- Single and MyPath Summit -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i)the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Summit -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Summit -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Summit -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Summit -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MYPATH ASCEND (SINGLE AND JOINT) OPTION

EFFECTIVE OCTOBER 15, 2014 THESE OPTIONS ARE NO LONGER AVAILABLE.

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend -- Single, or until the death of both Designated Lives for MyPath Ascend -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 10-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those that do not intend to wait longer than ten Contract Years following the rider issue date before beginning withdrawals.

Several examples to help show how this rider works are included in Appendix K.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend -- Single and of the youngest Designated Life for MyPath Ascend -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE AND ENHANCEMENT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

ENHANCEMENT BASE

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.

The initial enhancement base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR ENHANCEMENT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

BENEFIT BASE ENHANCEMENT

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 10 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 10 Contract Years following the rider effective date.

On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement.

For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.

Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the enhancement.

BENEFIT BASE RESET

On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:



                       MYPATH ASCEND -- SINGLE   MYPATH ASCEND -- JOINT
            AGE        ANNUAL INCOME PERCENTAGE ANNUAL INCOME PERCENTAGE
            ---        ------------------------ ------------------------
       through age 64            4.10%                    3.75%
           65-74                 5.10%                    4.75%
           75-79                 5.35%                    5.00%
            80+                  6.10%                    5.75%



Please see Appendix P for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment, benefit base enhancement, or benefit base reset, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE, BENEFIT BASE, OR ENHANCEMENT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable Sub-Account" (described below) in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable Sub-Accounts

ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:



  . AB Dynamic Asset Allocation          . PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
  . Goldman Sachs VIT Global Trends      . SFT Dynamic Managed Volatility Fund
    Allocation Fund                      . SFT Managed Volatility Equity Fund
  . Ivy VIP Pathfinder Moderate --       . TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio
 -----------------------------------------------------------------------------



The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Ascend rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION (FOR MYPATH ASCEND -- JOINT)

For MyPath Ascend -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Ascend -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend -- Joint option is not beneficial to the Joint Designated

Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Ascend -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Ascend -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Ascend rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Ascend -- Single and MyPath Ascend -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i)the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Ascend -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Ascend -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Ascend -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

This optional rider is designed to provide a guaranteed minimum Fixed Annuity Payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the Annuity Payments provided by this rider may be less than the same Annuity Payment option available under the base contract, even if the benefit base (described below) is greater than the Contract Value. All requests to elect this option must be in writing on a form provided by us. You should consider the following before electing this option:

  . The GMIB is an annuitization benefit, not a withdrawal benefit. If you do not intend to annuitize your contract, you will not utilize the guaranteed Fixed Annuity benefit this option provides. If you do not intend to annuitize your contract, this option may not be appropriate for you.

  . If you anticipate having to make numerous withdrawals from the contract, the GMIB rider may not be appropriate.

  . If your contract is not eligible for the automatic payment phase (described below), any withdrawal or charge that reduces your Contract Value to zero terminates the rider and the contract.

  .  Once you elect this option you may not cancel it.

  . If available, you may elect this option when your contract is issued or within 30 days prior to any Contract Anniversary date. The option will be effective on either the issue date or a Contract Anniversary date.

  . The youngest Owner (or Annuitant, if a non-natural Owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest Owner (or Annuitant, if a non-natural Owner) must be no older than 75 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the Premier II Death Benefit, Estate Enhancement Benefit II or in combination with any other living benefit rider.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

  . If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire Contract Value must be allocated to an allocation plan approved by us while this option is in effect.

THE BENEFIT

This rider guarantees that on any benefit date (described below), your minimum monthly Fixed Annuity Payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the Fixed Annuity Payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from Purchase Payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide Annuity Payments. These taxes are deducted at annuitization from the amount available to provide Annuity Payments. SEE APPENDIX G FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the Owner is a natural person, the Owner must also be named as an Annuitant. If the Owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the Annuitant(s).

THE BENEFIT DATES

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

   (a) the later of the 10th Contract Anniversary following the rider effective date or the 10th Contract Anniversary following the last optional reset (described below), or

   (b) any Contract Anniversary subsequent to the date described in "a", but prior to the Contract Anniversary following the oldest Owner's 90th birthday or the rider's termination.

EXERCISING THE BENEFIT

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the Contract Value but while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the Contract Value amount converted to Annuity Payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The Fixed Annuity Payment amount will be the greater of:

   (a) the Fixed Annuity Payment calculated under the terms of this rider based on the Annuity Payment option selected by the Owner; or

   (b) the Fixed Annuity Payment calculated under the terms of the base contract based on the same Annuity Payment option selected by the Owner.

THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

BENEFIT BASE

The Benefit Base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000.

HIGHEST ANNIVERSARY VALUE

If this rider is added on the Contract Date, the initial Highest Anniversary Value is equal to Purchase Payment(s) applied on the Contract Date. If added after the Contract Date, the initial Highest Anniversary Value is equal to the Contract Value on the rider effective date.

During each Contract Year, the Highest Anniversary Value will increase by any Purchase Payments received and will be adjusted, on a Pro-rata Basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the Contract Value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the Contract Value is below the Highest Anniversary Value.

On every subsequent Contract Anniversary, up to and including the Contract Anniversary following the oldest Owner's 80th birthday, if the Contract Value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the Contract Value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the Contract Value which may reduce the amount by which the Highest Anniversary Value increases on future Contract Anniversaries.

ROLL-UP VALUE

If the rider effective date is the same as the Contract Date, the initial Roll-up Value is equal to Purchase Payment(s) applied on the Contract Date. If the rider is added after the Contract Date, the initial Roll-up Value is equal to the Contract Value on the rider effective date.

Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for Purchase Payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the Contract Anniversary following the oldest Owner's 80th birthday.

Any amount withdrawn in a single Contract Year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior Contract Anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the Contract Year to exceed the greater of 5% of the Roll-up Value as of the prior Contract Anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a Pro-rata Basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the Contract Value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the Contract Value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

REQUIRED MINIMUM DISTRIBUTION (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those Qualified Contracts issued under the provisions of Section 401, 404, 408, or 457 of the Code. Amounts withdrawn in excess of the RMD may result in an adjustment on a Pro-rata Basis.

Under the Code, RMDs are calculated and taken on a calendar (tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the Contract Year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a reduction of the Roll-up Value on a Pro-rata Basis and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid an adjustment to the Roll-up Value on a Pro-rata Basis.

For Qualified Contracts, any withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior Contract Anniversary, will reduce the Roll-up Value on a Pro-rata Basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior Contract Anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the Owner will have withdrawn $6,500 for the 2009 Contract Year (April 1 to March 31). However, since the sum of the Owner's withdrawals for the 2009 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the Contract Year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

WITHDRAWALS

If you are considering purchasing this optional rider, please remember these important details:

  . UNLIKE "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the Contract Value amount converted to Annuity Payments will reduce the benefit base as if that amount was a withdrawal. See the section above entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a Pro-rata Basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a Pro-rata Basis. This means that for each pro rata withdrawal, the lower the Contract Value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable Sub-Account in any proportion.

SUBSEQUENT PURCHASE PAYMENTS

Purchase Payments after the first Contract Year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent.

OPTIONAL RESET OF THE ROLL-UP VALUE

Beginning with the third Contract Anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the Contract Value on the date of reset. The last date on which you can elect a reset is the Contract Anniversary following the oldest Owner's 80th birthday. A reset can only occur on a Contract Anniversary if the Contract Value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable Contract Anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10TH CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

AUTOMATIC PAYMENT PHASE

Your contract will enter the automatic payment phase if your Contract Value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly Annuity Payments under a Life with a Period Certain of 60 months option based on the age of the oldest Annuitant unless you select a different Annuity Payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable Annuity Payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your Contract Value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your Contract Value to zero terminates the rider and the contract.

ANNUITY PAYMENT OPTIONS

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your Contract Value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following Annuity Payment options:

  . Life Annuity -- Annuity Payments payable for the lifetime of the Annuitant, ending with the last Annuity Payment due prior to the Annuitant's death.

  . Life with a Period Certain of 60 Months -- Annuity Payments payable for the lifetime of the Annuitant; provided, if the Annuitant dies before Annuity Payments have been made for the entire period certain, Annuity Payments will continue to the beneficiary for the remainder of the period.

  . Joint Life with 100% to Survivor -- Annuity Payments payable for the joint lifetimes of the Annuitant and designated joint Annuitant. The Annuity Payments end with the last Annuity Payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- Annuity Payments payable for the joint lifetimes of the Annuitant and joint Annuitant; provided, if both Annuitants die before Annuity Payments have been made for the entire period certain, Annuity Payments will continue to the beneficiary for the remainder of the period.

If a single life option is chosen and joint Owners are named, monthly Fixed Annuity Payments will be made for the lifetime of the oldest joint Owner. You may name a joint Annuitant on the benefit date for purposes of a Joint Life option provided the joint Annuitant is your spouse or the difference in ages of the Annuitants is no more than 10 years.

Annuity Payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of Annuity Payments. If the amount of the first Annuity Payment is less than $150, we may reduce the frequency of Annuity Payments to meet this minimum payment requirement.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable Sub-Accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your Funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable Sub-Accounts." The allowable Sub-Accounts currently include:

             -----------------------------------------------------
             .  AB Dynamic Asset        .  PIMCO VIT Global
                Allocation Portfolio       Diversified Allocation
             .  Goldman Sachs VIT          Portfolio
                Global Trends           .  SFT Dynamic Managed
                Allocation Fund            Volatility Fund
             .  Ivy VIP Pathfinder      .  SFT Managed Volatility
                Moderate -- Managed        Equity Fund
                Volatility              .  TOPS(R) Managed Risk
             .  Morningstar Balanced       Balanced ETF Portfolio
                ETF Asset Allocation    .  TOPS(R) Managed Risk
                Portfolio                  Flex ETF Portfolio
             .  Morningstar             .  TOPS(R) Managed Risk
                Conservative ETF Asset     Growth ETF Portfolio
                Allocation Portfolio    .  TOPS(R) Managed Risk
             .  Morningstar Income and     Moderate Growth ETF
                Growth ETF Asset           Portfolio
                Allocation Portfolio
             -----------------------------------------------------

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a fund of funds. Each Portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable Sub-Account are described in detail that Sub-Account's prospectus which is part of the underlying Funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within each group. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable Sub-Accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

You may reallocate the full Contract Value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional Purchase Payments to the contract. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.

SPOUSAL CONTINUATION

If the Owner dies and the contract to which this rider is attached is continued on the life of the Owner's spouse (as defined by federal law) pursuant to Code
Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as Owner and Annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new Annuitant's age will be used to determine the amount of Fixed Annuity Payment available under this rider.

RIDER TERMINATION

This rider will terminate upon the earliest of:

   (a) the Contract Anniversary following the oldest Owner's 90th birthday; or

   (b) termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your Contract Value to zero terminates the rider and the contract.); or

   (c) any change of Owner or joint Owner after the rider effective date; or, in the case of a non-natural Owner, any change of Annuitant, other than the addition of a joint Annuitant as provided for under Annuity Payment options, after the rider effective date; or

   (d) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

   (e) the death of the Owner or joint Owner (or Annuitant if the Owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

   (f) the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

OVATION LIFETIME INCOME II (OVATION II) (SINGLE AND JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II is a guaranteed lifetime withdrawal benefit. It is an optional rider, and can be elected as a single option (Ovation II -- Single) or as a joint option (Ovation II -- Joint). The benefits are different between Ovation II -- Single and Ovation II -- Joint, and you should consult your financial advisor to determine which version, if any, is appropriate to your situation. The optional rider is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the Owner's life for Ovation II -- Single, and over the lifetime of two "Designated Lives" (described below) for Ovation II -- Joint, regardless of underlying Sub-Account performance. The amount received will be in the form of a withdrawal of Contract Value if the Contract Value is greater than zero or pursuant to the automatic payment phase if the Contract Value is zero. See Appendix H for examples of how the benefit base and GAI are calculated.

Ovation II does not guarantee investment gains or a minimum Contract Value. Because the GAI is paid in the form of a withdrawal until your Contract Value reaches zero, our obligation to pay you more than your Contract Value will only arise if your entire Contract Value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since the benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then these riders are generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any Contract Anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the Contract Anniversary immediately following election, also known as the rider effective date. Once you elect this option you may not cancel it.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10th Contract Anniversary following the rider effective date, or prior to the Contract Anniversary on or following the 70th birthday of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) for Ovation II -- Single, or the youngest Designated Life for Ovation II -- Joint, whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  . The oldest Owner (or Annuitant if a non-natural Owner) for Ovation II -- Single, or the oldest Designated Life for Ovation II -- Joint, must be age 80 or younger at the time the rider becomes effective.

  . Your entire Contract Value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier II Death Benefit, Estate Enhancement Benefit II or in combination with any other living benefit.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . The Ovation II -- Joint rider may not be available under certain employer sponsored qualified retirement plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES (FOR OVATION II -- JOINT)

The "Designated Life" is the Owner of the contract, or the Annuitant in the case of a non-natural Owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint Owner, joint Annuitant if a non-natural Owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II -- Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the Owner's death (or in the case of joint Owner's, until the first death) for Ovation II -- Single, or until the death of both Designated Lives for Ovation II -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) for Ovation II -- Single and of the Youngest Designated Life for Ovation II -- Joint, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the Contract Anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial Purchase Payment if this rider is added when your contract is issued. If it is added on a subsequent Contract Anniversary, the initial benefit base will be equal to the Contract Value on the rider effective date. Subsequent Purchase Payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each Contract Anniversary, for the first 10 years following the rider effective date, after each Contract Year in which there have been no withdrawals, we will take the benefit base from the prior Contract Anniversary, plus any Purchase Payments made during the Contract Year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 Contract Years following the rider effective date, you will not receive the benefit base enhancement for any Contract Year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 70th birthday of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) for Ovation II -- Single or of the youngest Designated Life for Ovation II -- Joint, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent Purchase Payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent Purchase Payments made after the first Contract Anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the adjustment. See Appendix H for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest Owner (or Annuitant in the case of a non-natural Owner) for Ovation II -- Single or of the youngest Designated Life for Ovation II -- Joint, as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest Owner (or Annuitant in the case of a non-natural Owner) for Ovation II -- Single or of the youngest Designated Life for Ovation II -- Joint, as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest Owner for Ovation II -- Single and of the youngest Designated Life for Ovation II -- Joint, on the rider effective date, date of the Purchase Payment, or reset date. If the Owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest Annuitant.

                         OVATION II -- SINGLE     OVATION II -- JOINT
            AGE        ANNUAL INCOME PERCENTAGE ANNUAL INCOME PERCENTAGE
            ---        ------------------------ ------------------------
       through age 64            4.5%                     4.0%
           65-74                 5.0%                     4.5%
           75- 79                5.5%                     5.0%
            80+                  6.5%                     6.0%

See Appendix H for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent Purchase Payments. The GAI will also be increased by the amount of the subsequent Purchase Payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest Owner (or Annuitant in the case of a non-natural Owner) for Ovation II -- Single or of the youngest Designated Life for Ovation II -- Joint, as of the date the subsequent Purchase Payment is credited to the contract, subject to the maximum GAI immediately following a subsequent Purchase Payment described below.

The GAI immediately following a subsequent Purchase Payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent Purchase Payment is credited to the contract.

We may limit subsequent Purchase Payments after the first Contract Year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent Purchase Payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable Sub-Account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the Contract Value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the Contract Value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the Contract Value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For Qualified Contracts, if the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 Contract Year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the Owner will have withdrawn $6,500 for the 2012 Contract Year (April 1 to March 31).

Since the sum of the Owner's withdrawals for the 2012 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable Sub-Accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain Sub-Accounts are available to you for allocation of your Funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable Sub-Accounts."
The allowable Sub-Accounts currently include:

             -----------------------------------------------------
             .  AB Dynamic Asset        .  PIMCO VIT Global
                Allocation Portfolio       Diversified Allocation
             .  Goldman Sachs VIT          Portfolio
                Global Trends           .  SFT Dynamic Managed
                Allocation Fund            Volatility Fund
             .  Ivy VIP Pathfinder      .  SFT Managed Volatility
                Moderate -- Managed        Equity Fund
                Volatility              .  TOPS(R) Managed Risk
             .  Morningstar Balanced       Balanced ETF Portfolio
                ETF Asset Allocation    .  TOPS(R) Managed Risk
                Portfolio                  Flex ETF Portfolio
             .  Morningstar             .  TOPS(R) Managed Risk
                Conservative ETF Asset     Growth ETF Portfolio
                Allocation Portfolio    .  TOPS(R) Managed Risk
             .  Morningstar Income and     Moderate Growth ETF
                Growth ETF Asset           Portfolio
                Allocation Portfolio
             -----------------------------------------------------

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a fund of funds. Each Portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable Sub-Account are described in detail that Sub-Account's prospectus which is part of the underlying Funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within each group. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable Sub-Accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

You may reallocate the full Contract Value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional Purchase Payments to the contract. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with Ovation II.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any Owner for Ovation II -- Single and of both Designated Lives for Ovation II -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any Owner for Ovation II -- Single and of both Designated Lives for Ovation II -- Joint, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If Annuity Payments are required to begin, the Ovation II rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Owner or any joint Owner for Ovation II -- Single and of both Designated Lives for Ovation II -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION (FOR OVATION II - JOINT)

For Ovation II -- Joint, if the Owner dies, the surviving spouse may elect to continue the contract and this rider, provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II -- Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation II rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) for Ovation II -- Single, any change of Owner or joint Owner after the rider effective date, or in the case of a non-natural Owner, any change of Annuitant or joint Annuitant after the rider effective date; or

   (c) for Ovation II -- Joint, any change to a Designated Life after the rider effective date; or

   (d) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

   (e) the death of the Owner or joint Owner, or in the case of a non-natural Owner, the death of the Annuitant or joint Annuitant for Ovation II -- Single, or the death of both Designated Lives for Ovation II -- Joint; or

   (f) for Ovation II -- Joint, the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The Separate Account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The Variable Annuity Account has Sub-Accounts to which you may allocate Purchase Payments. Each Sub-Account invests in shares of a corresponding Portfolio. Additional Sub-Accounts may be added at our discretion.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Variable Annuity Account is entirely independent of the investment performance of our General Account, the Guaranteed Interest Options, and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The General Account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Variable Annuity Account. If an investment in a Portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Portfolio. Substitution may be with respect to existing accumulation values, future Purchase Payments or future Annuity Payments.

We also reserve the right to add, combine or remove any Sub-Accounts of the Variable Annuity Account. Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the Sub-Accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing Owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the Owners, and to combine the Variable Annuity Account with one or more of our other Separate Accounts.

The Portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and Variable Annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the Owners of variable life insurance policies and Variable Annuity contracts to invest in the Portfolio at the same time, or (ii) the Owners of such policies and contracts issued by different life insurance companies to invest in the Portfolio at the same time, or (iii) participating qualified plans to invest in shares of the Portfolio at the same time as one or more life insurance companies. Neither the Portfolio nor Minnesota Life currently foresees any disadvantage, but if the Portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy Owners and Owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Portfolio shares with respect to certain groups of policy Owners or Owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life that has the same principal business address, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the Owner at the time the Purchase Payment generating the commission is paid, and whether Annuity Payments will begin within twelve months of the date the contract is issued. Subject to these factors, broker-dealers are typically paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of Purchase Payments, an asset-based (or "trail") commission calculated as a percentage of Contract

Value, or a combination of both. The maximum front-end base commission is 8.00% of Purchase Payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional compensation. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

      --------------------------------------------------------------------
        ADDITIONAL PAYMENT TYPE     DESCRIPTION OR EXAMPLES OF PAYMENT
      --------------------------------------------------------------------
       Payments for Access or       Access to registered representatives
       Visibility                   and/or broker dealers such as
                                    one-on-one wholesaler visits or
                                    attendance at national/regional sales
                                    meetings or similar events; inclusion
                                    of our products on a broker-dealer's
                                    "preferred list"; participation in or
                                    visibility at national and/or
                                    regional conferences; articles in
                                    broker-dealer or similar publications
                                    promoting our services or products
      --------------------------------------------------------------------
       Payments for Gifts &         Occasional meals and/or
       Entertainment                entertainment, tickets to
                                    sporting/other events, and other
                                    gifts.
      --------------------------------------------------------------------
       Payments for Marketing       Joint marketing campaigns,
       Support                      broker-dealer event
                                    participation/advertising;
                                    sponsorship of broker-dealer sales
                                    contests or promotions in which
                                    participants (including registered
                                    representatives) receive prizes such
                                    as travel, awards, merchandise or
                                    other recognition
      --------------------------------------------------------------------
       Payments for Technical Type  Sales support through the provision
       Support                      of hardware, software, or links to
                                    our websites from broker-dealer
                                    websites and other expense allowance
                                    or reimbursement
      --------------------------------------------------------------------
       Payments for Training        Educational, due diligence, sales or
                                    training seminars, conferences and
                                    programs, sales and service desk
                                    training, and/or client or prospect
                                    seminar sponsorships.
      --------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances. We may also pay to qualifying Securian Financial registered representatives additional amounts based on their production. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 8.50% of Purchase Payments (i.e., base commission plus additional payments). Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contract Owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 8.50% of Purchase Payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial, we and Securian Financial may award credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS


Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such Funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the Funds. Payments from an underlying Fund that relate to distribution services are made pursuant to the Fund's 12b-1 plan, under which the payments are deducted from the Fund's assets and described in the fee table included in the Fund's prospectus. 12b-1 payments from underlying Funds range in amount from 0% to 0.45% of Fund assets held in the Separate Account.


In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the Fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a Fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all Owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the Fund avoids the expenses associated with processing individual transactions. Because Funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a Fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the Fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of Fund assets held in the Separate Account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such Funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early Contract Years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later Contract Years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

THE GENERAL ACCOUNT

The interests of Owners arising from the allocation of Purchase Payments or the transfer of Contract Values to our General Account (including the Fixed Account and the DCA Fixed Account) are not registered under the Securities Act of 1933, nor is it registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to it. Disclosures relating to interests in that option however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated to the DCA Fixed Account is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract.

We do not currently offer any General Account investment choices prior to the Annuity Commencement Date, except for the DCA Fixed Account for new Purchase Payments. Any Contract Value you apply to Fixed Annuity Payments becomes part of our General Account.

Minnesota Life reserves the right to defer payment of amounts withdrawn from the General Account (including the Fixed Account and DCA Fixed Account) for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract).

VOTING RIGHTS

We will vote the Portfolio shares held in the Variable Annuity Account at shareholder meetings of the Portfolios. We will vote shares attributable to contracts in accordance with instructions received from Owners with voting interests in each Sub-Account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a Owner may provide instructions will be calculated separately for each Sub-Account of the Variable Annuity Account. One of the effects of proportional voting is that a small number of Owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the Contract Value of the contract attributable to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account.

During the annuity period the Owner holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you of a Portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). The ultimate effect of federal income taxes on the amounts held under a contract, on Annuity Payments, and on the economic benefit to the Owner or the beneficiary(ies) may depend on the tax status of the individual concerned.

In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department") and the Internal Revenue Service ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the Purchase Payments paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the Owner may be entitled to reduced tax rates applicable to long term capital gains.

For Variable Annuity contracts, increases in Contract Values attributable to dividends and interest from underlying investment Funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or Annuity Payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the Owner to determine the timing of the receipt of taxable income. Note, however, that Variable Annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the Owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the Separate Accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Separate Account receives; and (ii) under applicable income tax law, Owners are not the Owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as Annuity Payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There is an exception to this general rule for Qualified Contracts described in Sections 401(a), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the Maturity Date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the contract or the entire increase in the Contract Value would be taxable in the year you reach the Maturity Date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to Qualified Contracts which are described in Sections 401(a), 408, 408A or 457(b) of the Code.

The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its Funds. Nonetheless, we believe that each Fund of the Securian Funds Trust in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the Owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the Owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the Owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an Owner and the insurance company regarding the availability of a particular investment option and other than an Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The IRS has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a Owner under the contract will not result in any Owner being treated as the Owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a Owner from being considered the Owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., Purchase Payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a Variable Annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the Contract Value over the investment in the contract. This will also be true if you take withdrawals under one of the optional living benefit riders. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified retirement plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an Annuity Payment is generally equal to the excess of the payment over the exclusion amount. In the case of a Fixed Annuity Payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of Variable Annuity Payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an Annuity Payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, Annuity Payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The single and joint versions of Ovation II and each of the MyPath Lifetime Income optional rider options provide benefits that are different from the usual benefits available under Variable Annuity contracts. If you elect these options a contract Owner or beneficiary may be allowed to take withdrawals under the option even after the Contract Value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes see "Taxation of Partial and Full Withdrawals", then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a Owner generally are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the investment in the contract is not affected by the Owner's death. That is, the investment in the contract remains the amount of any Purchase Payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the Owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For tax qualified employer-sponsored retirement plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of tax qualified retirement plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a Owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same Owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of Annuitants or payees can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an Annuitant or payee who is not also the Owner, or the assignment of the contract may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract issued after January 18, 1985 to provide that:

    (a)if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

    (b)if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary", who must be a natural person, is the person designated by the Owner as a beneficiary. If the Owner's "designated beneficiary" is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to Qualified Contracts, with the exception of contracts held as Section 403(b) Individual Retirement Annuities where the Contract Owner's surviving spouse may not assume the Contract as his or her own Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of individual and employer-sponsored retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax qualified plans arises under the specific provisions of the Code governing the tax qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a tax qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your tax qualified retirement plan contract after Annuity Payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a tax qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.

For tax qualified plans under Sections 401(a) and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent Owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a Qualified Contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the Contract Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the Contract Value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the Owner, and a reduction of death benefits and the benefits of any optional riders.

IRA ROLLOVERS. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax qualified retirement plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

     -- over the life or life expectancy of the employee,

     -- over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

     -- for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a tax qualified retirement plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a Variable Annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its Sub-Accounts. In the case of the government money market Portfolio, the Variable

Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other Portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the Portfolios first became available to the Variable Annuity Account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us.

The government money market Portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the Portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying Funds. More detailed information on the computations is set forth in the Statement of Additional Information.

CYBERSECURITY

Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

   The table below is designed to help you understand how the sub-account options have performed. It shows the value of sub-account unit at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an ACCUMULATION UNIT. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.
1.35% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(B):
                2018...     $1.21       $1.10      119,070,621
                2017...     $1.07       $1.21      107,039,678
                2016...     $1.05       $1.07       98,698,758
                2015...     $1.08       $1.05       73,921,181
                2014...     $1.05       $1.08       33,177,817
                2013...     $1.00       $1.05        9,120,545
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.25       $1.20       19,835,213
                2017...     $1.22       $1.25       20,494,895
                2016...     $1.19       $1.22       18,933,972
                2015...     $1.23       $1.19       19,020,867
                2014...     $1.21       $1.23       18,520,257
                2013...     $1.34       $1.21       15,316,221
                2012...     $1.26       $1.34        4,168,772
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT:
                2018...     $1.01       $0.98        5,059,624
                2017...     $0.96       $1.01        4,392,574
                2016...     $0.95       $0.96        3,571,032
                2015...     $1.00       $0.95        2,643,117
                2014...     $1.00       $1.00        1,432,595
                2013...     $1.04       $1.00          831,781
                2012...     $0.99       $1.04          247,886
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $1.75       $1.57        4,214,893
                2017...     $1.35       $1.75        3,623,418
                2016...     $1.36       $1.35        3,130,852
                2015...     $1.29       $1.36        2,668,605
                2014...     $1.28       $1.29        2,180,629
                2013...     $1.00       $1.28        1,768,504
                2012...     $0.83       $1.00          266,012
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT:
                2018...     $1.41       $1.24        4,482,343
                2017...     $1.13       $1.41        3,566,053
                2016...     $1.12       $1.13        2,882,528
                2015...     $1.14       $1.12        2,176,244
                2014...     $1.13       $1.14        1,344,595
                2013...     $0.89       $1.13          975,173
                2012...     $0.76       $0.89           62,393
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT:
                2018...     $2.00       $1.97       14,116,857
                2017...     $1.58       $2.00       11,783,708
                2016...     $1.46       $1.58        9,622,108
                2015...     $1.39       $1.46        8,626,520
                2014...     $1.29       $1.39        5,990,326
                2013...     $1.01       $1.29        3,177,223
                2012...     $0.87       $1.01          260,822




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT:
                2018...     $2.01       $1.95       7,812,276
                2017...     $1.66       $2.01       7,230,809
                2016...     $1.51       $1.66       6,243,867
                2015...     $1.51       $1.51       4,517,813
                2014...     $1.38       $1.51       1,963,483
                2013...     $1.05       $1.38       1,250,080
                2012...     $0.91       $1.05         266,774
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT:
                2018...     $1.31       $1.12       8,748,117
                2017...     $1.01       $1.31       8,002,608
                2016...     $0.99       $1.01       8,345,620
                2015...     $1.05       $0.99       8,297,291
                2014...     $1.09       $1.05       7,362,533
                2013...     $0.91       $1.09       4,809,221
                2012...     $0.78       $0.91         183,687
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT:
                2018...     $1.20       $1.02       5,151,915
                2017...     $0.94       $1.20       4,163,967
                2016...     $0.90       $0.94       3,713,687
                2015...     $0.95       $0.90       2,938,210
                2014...     $1.04       $0.95       1,942,879
                2013...     $0.95       $1.04       1,356,264
                2012...     $0.81       $0.95         214,328
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT:
                2018...     $1.05       $1.05       6,140,612
                2017...     $1.05       $1.05       6,172,625
                2016...     $1.05       $1.05       5,701,621
                2015...     $1.05       $1.05       4,066,564
                2014...     $1.01       $1.05       2,716,469
                2013...     $1.06       $1.01       2,197,116
                2012...     $1.06       $1.06         851,815
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(J):
                2018...     $1.21       $1.23       2,668,979
                2017...     $0.99       $1.21       1,606,046
                2016...     $0.95       $0.99       1,099,159
                2015...     $1.00       $0.95         545,156
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.57       $2.32       6,143,049
                2017...     $2.31       $2.57       6,386,507
                2016...     $1.99       $2.31       6,589,733
                2015...     $2.11       $1.99       6,294,106
                2014...     $1.97       $2.11       6,349,561
                2013...     $1.56       $1.97       6,309,972
                2012...     $1.35       $1.56       5,197,207
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $4.54       $3.82       2,026,347
                2017...     $3.82       $4.54       1,951,375
                2016...     $3.46       $3.82       1,763,122
                2015...     $3.57       $3.46       1,737,685
                2014...     $3.41       $3.57       1,675,719
                2013...     $2.54       $3.41       1,505,540
                2012...     $2.25       $2.54       1,185,208

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.84       $1.58        6,632,416
                2017...     $1.68       $1.84        6,124,371
                2016...     $1.31       $1.68        6,261,322
                2015...     $1.43       $1.31        5,885,384
                2014...     $1.45       $1.43        5,337,314
                2013...     $1.08       $1.45        4,029,469
                2012...     $0.92       $1.08        1,095,719
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(B):
                2018...     $1.14       $1.07      115,599,627
                2017...     $1.02       $1.14      100,884,752
                2016...     $0.99       $1.02       93,447,484
                2015...     $1.07       $0.99       74,013,044
                2014...     $1.04       $1.07       39,642,851
                2013...     $1.00       $1.04       10,479,122
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT:
                2018...     $1.04       $1.04       17,495,772
                2017...     $1.04       $1.04       16,886,630
                2016...     $1.04       $1.04       15,398,932
                2015...     $1.06       $1.04       13,797,035
                2014...     $1.07       $1.06       12,787,690
                2013...     $1.08       $1.07        9,903,650
                2012...     $1.07       $1.08        1,906,327
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.64       $1.41        2,963,514
                2017...     $1.51       $1.64        2,913,967
                2016...     $1.33       $1.51        2,887,862
                2015...     $1.49       $1.33        2,442,210
                2014...     $1.38       $1.49        1,580,389
                2013...     $1.04       $1.38          837,107
                2012...     $0.90       $1.04          102,584
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.98       $2.58        8,482,838
                2017...     $2.57       $2.98        8,452,803
                2016...     $2.22       $2.57        8,972,623
                2015...     $2.40       $2.22        8,550,338
                2014...     $2.23       $2.40        7,037,228
                2013...     $1.67       $2.23        5,427,847
                2012...     $1.42       $1.67        1,499,803
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT:
                2018...     $1.93       $1.72        2,933,644
                2017...     $1.77       $1.93        2,596,189
                2016...     $1.56       $1.77        1,543,930
                2015...     $1.62       $1.56          922,430
                2014...     $1.51       $1.62          433,872
                2013...     $1.23       $1.51          261,932
                2012...     $1.11       $1.23          125,122
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.62       $1.35        4,311,244
                2017...     $1.44       $1.62        4,476,355
                2016...     $1.31       $1.44        4,577,887
                2015...     $1.40       $1.31        4,536,307
                2014...     $1.39       $1.40        4,695,231
                2013...     $1.03       $1.39        4,253,242
                2012...     $0.92       $1.03        1,182,963
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.98       $2.78        3,418,845
                2017...     $2.55       $2.98        3,670,473
                2016...     $2.66       $2.55        4,523,292
                2015...     $2.94       $2.66        5,510,980
                2014...     $3.14       $2.94        5,614,620
                2013...     $2.55       $3.14        4,391,925
                2012...     $2.16       $2.55        2,348,849





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.32       $2.22        1,813,074
                2017...     $2.11       $2.32        1,807,407
                2016...     $2.10       $2.11        1,924,265
                2015...     $2.13       $2.10        1,811,323
                2014...     $2.01       $2.13        1,314,689
                2013...     $1.65       $2.01        1,195,949
                2012...     $1.49       $1.65          579,114
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $3.08       $2.90        7,014,137
                2017...     $2.58       $3.08        7,676,765
                2016...     $2.52       $2.58        8,409,912
                2015...     $2.58       $2.52        8,122,195
                2014...     $2.38       $2.58        6,757,086
                2013...     $1.81       $2.38        4,930,871
                2012...     $1.54       $1.81          202,168
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.52       $2.33        5,492,447
                2017...     $2.05       $2.52        5,960,820
                2016...     $2.14       $2.05        6,578,736
                2015...     $2.10       $2.14        6,457,279
                2014...     $2.11       $2.10        6,516,996
                2013...     $1.79       $2.11        5,190,600
                2012...     $1.54       $1.79        1,295,270
               IVY VIP HIGH INCOME SUB-ACCOUNT(B)(I):
                2018...     $1.16       $1.12       14,175,741
                2017...     $1.10       $1.16       14,199,108
                2016...     $0.96       $1.10       13,705,927
                2015...     $1.04       $0.96       13,119,620
                2014...     $1.03       $1.04       12,106,276
                2013...     $1.00       $1.03        3,853,416
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $3.06       $2.48        4,933,984
                2017...     $2.52       $3.06        4,906,722
                2016...     $2.52       $2.52        5,332,284
                2015...     $2.58       $2.52        5,383,407
                2014...     $2.58       $2.58        5,213,488
                2013...     $2.09       $2.58        5,389,780
                2012...     $1.87       $2.09        4,561,518
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $3.09       $3.04        4,406,166
                2017...     $2.47       $3.09        4,762,251
                2016...     $2.36       $2.47        5,253,176
                2015...     $2.53       $2.36        5,352,037
                2014...     $2.38       $2.53        5,198,434
                2013...     $1.86       $2.38        4,379,874
                2012...     $1.66       $1.86          511,219
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(M):
                2018...     $1.11       $0.84        7,078,598
                2017...     $1.09       $1.11        6,428,651
                2016...     $0.90       $1.09        5,676,493
                2015...     $1.17       $0.90        3,862,676
                2014...     $1.36       $1.17        1,978,361
                2013...     $1.28       $1.36        1,309,886
                2012...     $1.28       $1.28        1,016,951
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.19       $1.12      113,206,586
                2017...     $1.06       $1.19       96,928,613
                2016...     $1.05       $1.06       92,345,233
                2015...     $1.07       $1.05       71,519,212
                2014...     $1.05       $1.07       29,336,884
                2013...     $1.00       $1.05        4,038,237

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.22       $1.14      13,979,485
                2017...     $1.07       $1.22      13,696,971
                2016...     $1.06       $1.07      13,931,087
                2015...     $1.08       $1.06      12,713,180
                2014...     $1.05       $1.08       7,756,363
                2013...     $1.00       $1.05         588,776
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.14       $1.09       2,677,002
                2017...     $1.03       $1.14       2,713,830
                2016...     $1.04       $1.03       2,828,484
                2015...     $1.06       $1.04       2,546,363
                2014...     $1.04       $1.06       1,506,440
                2013...     $1.00       $1.04         122,977
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $4.51       $4.21       2,288,714
                2017...     $3.46       $4.51       2,154,481
                2016...     $3.45       $3.46       2,189,407
                2015...     $3.60       $3.45       1,988,225
                2014...     $3.55       $3.60       1,591,489
                2013...     $2.30       $3.55       1,166,204
                2012...     $1.82       $2.30         493,105
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(N):
                2018...     $3.86       $3.41       1,711,762
                2017...     $3.44       $3.86       1,781,064
                2016...     $2.71       $3.44       1,578,021
                2015...     $2.90       $2.71       1,340,448
                2014...     $2.75       $2.90       1,413,125
                2013...     $2.09       $2.75       1,529,764
                2012...     $1.78       $2.09       1,341,163
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(Y):
                2018...     $3.67       $3.80         647,038
                2017...     $3.42       $3.67         282,843
                2016...     $3.06       $3.42         265,939
                2015...     $3.41       $3.06         272,782
                2014...     $3.52       $3.41         276,026
                2013...     $2.27       $3.52         214,066
                2012...     $2.06       $2.27         105,439
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.57       $2.35       5,430,397
                2017...     $2.31       $2.57       5,898,418
                2016...     $2.11       $2.31       6,320,672
                2015...     $2.22       $2.11       6,196,270
                2014...     $2.03       $2.22       4,943,339
                2013...     $1.52       $2.03       4,246,290
                2012...     $1.30       $1.52         199,855
               JANUS HENDERSON BALANCED SUB-ACCOUNT(Q):
                2018...     $2.73       $2.71       4,185,755
                2017...     $2.34       $2.73       3,723,436
                2016...     $2.28       $2.34       3,219,564
                2015...     $2.30       $2.28       2,894,536
                2014...     $2.15       $2.30       1,877,574
                2013...     $1.82       $2.15       1,299,862
                2012...     $1.63       $1.82         928,643
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(J)(R):
                2018...     $1.01       $0.98      14,335,543
                2017...     $0.99       $1.01      13,739,170
                2016...     $0.98       $0.99      10,485,544
                2015...     $1.00       $0.98       4,099,145





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON FORTY SUB-ACCOUNT(S):
                2018...     $3.91       $3.92       2,707,572
                2017...     $3.05       $3.91       2,677,321
                2016...     $3.03       $3.05       2,543,651
                2015...     $2.75       $3.03       2,326,539
                2014...     $2.57       $2.75       2,994,067
                2013...     $1.99       $2.57       2,941,364
                2012...     $1.63       $1.99       1,600,225
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(T):
                2018...     $1.74       $1.48       5,895,440
                2017...     $1.55       $1.74       5,675,964
                2016...     $1.33       $1.55       5,650,098
                2015...     $1.40       $1.33       5,661,459
                2014...     $1.30       $1.40       5,547,398
                2013...     $1.05       $1.30       5,369,859
                2012...     $0.96       $1.05       1,387,732
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(U):
                2018...     $2.91       $2.44       1,933,939
                2017...     $2.26       $2.91       1,943,827
                2016...     $2.45       $2.26       2,116,224
                2015...     $2.72       $2.45       2,066,904
                2014...     $3.14       $2.72       2,190,471
                2013...     $2.79       $3.14       2,357,014
                2012...     $2.49       $2.79       2,198,128
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(J):
                2018...     $1.24       $1.10       7,719,501
                2017...     $0.99       $1.24       6,324,721
                2016...     $0.97       $0.99       5,135,664
                2015...     $1.00       $0.97       2,171,161
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(O):
                2018...     $0.88       $0.72      14,447,869
                2017...     $0.66       $0.88      13,277,289
                2016...     $0.63       $0.66      14,364,125
                2015...     $0.71       $0.63      14,423,506
                2014...     $0.76       $0.71      12,024,954
                2013...     $0.78       $0.76       7,724,362
                2012...     $0.66       $0.78       1,224,951
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.32       $1.18       3,389,370
                2017...     $1.12       $1.32       3,035,541
                2016...     $1.02       $1.12       2,531,542
                2015...     $1.06       $1.02       2,400,425
                2014...     $1.03       $1.06       1,758,673
                2013...     $0.88       $1.03       1,109,583
                2012...     $0.79       $0.88          99,086
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.33       $1.23      11,290,454
                2017...     $1.19       $1.33      11,790,142
                2016...     $1.11       $1.19      11,911,992
                2015...     $1.15       $1.11      11,477,584
                2014...     $1.12       $1.15      11,739,409
                2013...     $1.01       $1.12      11,665,811
                2012...     $0.93       $1.01       5,923,293
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.20       $1.16       3,228,267
                2017...     $1.14       $1.20       2,990,029
                2016...     $1.11       $1.14       2,637,253
                2015...     $1.14       $1.11       2,511,487
                2014...     $1.12       $1.14       3,113,266
                2013...     $1.11       $1.12       2,195,471
                2012...     $1.07       $1.11       1,616,393

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.34       $1.22        4,926,292
                2017...     $1.16       $1.34        4,393,636
                2016...     $1.07       $1.16        3,056,335
                2015...     $1.11       $1.07        2,472,449
                2014...     $1.08       $1.11        2,529,281
                2013...     $0.94       $1.08        1,945,731
                2012...     $0.84       $0.94        1,544,179
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.26       $1.19        6,313,280
                2017...     $1.16       $1.26        6,881,631
                2016...     $1.10       $1.16        6,934,159
                2015...     $1.14       $1.10        7,326,978
                2014...     $1.12       $1.14        8,147,472
                2013...     $1.06       $1.12        8,543,857
                2012...     $0.99       $1.06        6,686,962
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.72       $1.59          821,381
                2017...     $1.47       $1.72          879,962
                2016...     $1.36       $1.47          774,792
                2015...     $1.39       $1.36          492,696
                2014...     $1.28       $1.39          156,373
                2013...     $0.94       $1.28          112,859
                2012...     $0.86       $0.94           20,870
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $3.45       $2.74        6,753,601
                2017...     $2.76       $3.45        6,112,867
                2016...     $2.88       $2.76        6,532,221
                2015...     $2.83       $2.88        5,889,108
                2014...     $3.09       $2.83        5,531,301
                2013...     $2.49       $3.09        3,950,759
                2012...     $2.07       $2.49          377,163
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(B):
                2018...     $1.24       $1.11      117,455,807
                2017...     $1.08       $1.24       95,614,806
                2016...     $1.01       $1.08       79,128,278
                2015...     $1.09       $1.01       61,061,101
                2014...     $1.04       $1.09       27,694,365
                2013...     $1.00       $1.04        7,140,048
               PIMCO VIT LOW DURATION SUB-ACCOUNT:
                2018...     $1.02       $1.01       26,340,469
                2017...     $1.02       $1.02       26,473,596
                2016...     $1.02       $1.02       24,454,001
                2015...     $1.03       $1.02       23,262,094
                2014...     $1.04       $1.03       21,456,851
                2013...     $1.06       $1.04       16,249,552
                2012...     $1.01       $1.06        2,930,020
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT:
                2018...     $1.17       $1.15       66,940,700
                2017...     $1.13       $1.17       67,240,828
                2016...     $1.12       $1.13       61,805,206
                2015...     $1.13       $1.12       61,563,533
                2014...     $1.10       $1.13       58,762,299
                2013...     $1.14       $1.10       44,740,014
                2012...     $1.05       $1.14        6,613,861
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(L):
                2018...     $2.79       $2.81        1,044,600
                2017...     $2.16       $2.79          810,907
                2016...     $2.13       $2.16          341,913
                2015...     $2.30       $2.13          489,961
                2014...     $2.13       $2.30          284,462
                2013...     $1.50       $2.13          237,657
                2012...     $1.33       $1.50          204,899





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT CORE BOND SUB-ACCOUNT(W)(Z):
                2018...     $1.46       $1.43       51,663,519
                2017...     $1.41       $1.46       40,791,400
                2016...     $1.37       $1.41       36,310,367
                2015...     $1.39       $1.37       31,504,763
                2014...     $1.32       $1.39       25,098,481
                2013...     $1.35       $1.32       18,886,040
                2012...     $1.28       $1.35       11,096,344
               SFT DYNAMIC MANAGED VOLATILITY SUB-ACCOUNT(B)(X):
                2018...     $1.35       $1.30      253,174,984
                2017...     $1.16       $1.35      209,857,701
                2016...     $1.08       $1.16      180,242,712
                2015...     $1.13       $1.08      135,300,953
                2014...     $1.06       $1.13       63,360,414
                2013...     $1.00       $1.06       17,201,468
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(X):
                2018...     $0.95       $0.95        5,215,760
                2017...     $0.96       $0.95        5,469,905
                2016...     $0.97       $0.96        6,762,375
                2015...     $0.99       $0.97        8,087,156
                2014...     $1.00       $0.99        4,350,872
                2013...     $1.01       $1.00        3,539,612
                2012...     $1.03       $1.01        2,331,925
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(X):
                2018...     $4.01       $3.49        3,718,186
                2017...     $3.51       $4.01        3,846,273
                2016...     $2.97       $3.51        3,499,604
                2015...     $3.09       $2.97        2,781,106
                2014...     $2.86       $3.09        2,581,828
                2013...     $2.19       $2.86        2,662,771
                2012...     $1.89       $2.19        2,476,678
               SFT INDEX 500 SUB-ACCOUNT(X):
                2018...     $2.99       $2.81       15,045,983
                2017...     $2.50       $2.99       15,240,202
                2016...     $2.27       $2.50       12,860,303
                2015...     $2.28       $2.27       10,517,482
                2014...     $2.05       $2.28        8,190,544
                2013...     $1.57       $2.05        6,665,323
                2012...     $1.38       $1.57          894,577
               SFT INTERNATIONAL BOND SUB-ACCOUNT(X):
                2018...     $1.48       $1.47       10,466,881
                2017...     $1.48       $1.48       10,580,463
                2016...     $1.46       $1.48       10,017,322
                2015...     $1.54       $1.46        9,246,723
                2014...     $1.53       $1.54        8,171,252
                2013...     $1.56       $1.53        7,381,293
                2012...     $1.36       $1.56        3,216,359
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(D)(E)(L):
                2018...     $2.99       $3.01        8,212,212
                2017...     $2.34       $2.99        9,079,393
                2016...     $2.35       $2.34        9,887,320
                2015...     $2.23       $2.35        9,990,739
                2014...     $2.00       $2.23       10,946,469
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(D)(F)(L):
                2018...     $2.90       $2.75        2,292,647
                2017...     $2.35       $2.90        2,333,221
                2016...     $1.97       $2.35        2,201,580
                2015...     $2.07       $1.97        2,334,672
                2014...     $1.93       $2.07        2,301,862
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(K)(X):
                2018...     $1.18       $1.11      224,645,358
                2017...     $1.03       $1.18      179,586,178
                2016...     $1.00       $1.03      138,030,962
                2015...     $1.00       $1.00        4,930,579

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(X):
                2018...     $3.77       $3.52        5,489,909
                2017...     $3.63       $3.77        5,498,918
                2016...     $3.52       $3.63        5,199,639
                2015...     $3.40       $3.52        4,667,185
                2014...     $2.64       $3.40        4,231,346
                2013...     $2.65       $2.64        4,064,224
                2012...     $2.28       $2.65        1,943,867
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(D)(H)(L):
                2018...     $3.16       $2.81        9,796,308
                2017...     $2.70       $3.16        9,881,800
                2016...     $2.47       $2.70       10,288,960
                2015...     $2.56       $2.47       10,177,871
                2014...     $2.38       $2.56       10,432,895
               SFT WELLINGTON CORE EQUITY
                SUB-ACCOUNT(D)(G)(L)(V):
                2018...     $3.54       $3.42        3,325,168
                2017...     $2.96       $3.54        3,493,239
                2016...     $2.86       $2.96        3,767,365
                2015...     $2.87       $2.86        4,156,204
                2014...     $2.60       $2.87        4,188,036
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $3.49       $2.90        1,460,146
                2017...     $2.52       $3.49        1,429,619
                2016...     $2.18       $2.52        1,462,403
                2015...     $2.74       $2.18        1,518,247
                2014...     $3.04       $2.74        1,387,542
                2013...     $3.10       $3.04        1,230,636
                2012...     $2.78       $3.10          797,780
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(A):
                2018...     $1.19       $1.10        9,759,798
                2017...     $1.09       $1.19       10,517,870
                2016...     $1.04       $1.09       11,397,643
                2015...     $1.10       $1.04       10,996,041
                2014...     $1.09       $1.10       10,065,722
                2013...     $1.02       $1.09        8,187,136
                2012...     $1.00       $1.02        1,998,989
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(C):
                2018...     $1.11       $1.02      100,188,127
                2017...     $1.01       $1.11       91,143,139
                2016...     $0.97       $1.01       74,167,791
                2015...     $1.04       $0.97       52,281,111
                2014...     $1.03       $1.04       24,368,290
                2013...     $1.00       $1.03        1,782,167
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(A):
                2018...     $1.26       $1.13       38,769,021
                2017...     $1.08       $1.26       39,232,668
                2016...     $1.04       $1.08       41,248,025
                2015...     $1.16       $1.04       45,373,114
                2014...     $1.16       $1.16       44,055,375
                2013...     $1.02       $1.16       34,407,426
                2012...     $1.00       $1.02          866,592
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(A):
                2018...     $1.25       $1.14       14,664,801
                2017...     $1.11       $1.25       15,426,728
                2016...     $1.06       $1.11       15,468,250
                2015...     $1.15       $1.06       17,143,506
                2014...     $1.13       $1.15       16,105,791
                2013...     $1.02       $1.13       11,629,274
                2012...     $1.00       $1.02          833,710





1.60% Variable Account Charge




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(B):
                2018...     $1.19       $1.09             --
                2017...     $1.06       $1.19             --
                2016...     $1.04       $1.06         60,206
                2015...     $1.07       $1.04          3,107
                2014...     $1.05       $1.07          3,200
                2013...     $1.00       $1.05             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.22       $1.16        423,677
                2017...     $1.19       $1.22        545,077
                2016...     $1.16       $1.19        545,590
                2015...     $1.21       $1.16        413,352
                2014...     $1.19       $1.21        459,192
                2013...     $1.32       $1.19        221,610
                2012...     $1.25       $1.32        105,278
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT:
                2018...     $0.99       $0.97        672,159
                2017...     $0.95       $0.99        583,146
                2016...     $0.94       $0.95        461,521
                2015...     $0.99       $0.94        246,153
                2014...     $0.99       $0.99        177,309
                2013...     $1.04       $0.99         54,867
                2012...     $0.99       $1.04             --
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $1.72       $1.54        456,691
                2017...     $1.33       $1.72        309,211
                2016...     $1.34       $1.33        312,956
                2015...     $1.28       $1.34        299,636
                2014...     $1.27       $1.28        197,766
                2013...     $1.00       $1.27         56,380
                2012...     $0.83       $1.00             --
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT:
                2018...     $1.38       $1.22        655,693
                2017...     $1.12       $1.38        522,933
                2016...     $1.11       $1.12        439,977
                2015...     $1.13       $1.11        286,000
                2014...     $1.12       $1.13        119,224
                2013...     $0.89       $1.12         20,658
                2012...     $0.76       $0.89             --
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT:
                2018...     $1.97       $1.93        964,824
                2017...     $1.56       $1.97        636,389
                2016...     $1.44       $1.56        408,193
                2015...     $1.37       $1.44        221,600
                2014...     $1.29       $1.37        168,662
                2013...     $1.00       $1.29         25,918
                2012...     $0.87       $1.00             --
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT:
                2018...     $1.98       $1.91        763,562
                2017...     $1.64       $1.98        685,628
                2016...     $1.49       $1.64        471,407
                2015...     $1.50       $1.49        294,506
                2014...     $1.37       $1.50        182,873
                2013...     $1.05       $1.37         75,940
                2012...     $0.90       $1.05             --
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT:
                2018...     $1.29       $1.10        644,139
                2017...     $0.99       $1.29        399,979
                2016...     $0.97       $0.99        221,240
                2015...     $1.04       $0.97        150,321
                2014...     $1.08       $1.04         77,989
                2013...     $0.90       $1.08         21,489
                2012...     $0.78       $0.90             --

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT:
                2018...     $1.18       $1.00        811,891
                2017...     $0.92       $1.18        383,209
                2016...     $0.89       $0.92        313,171
                2015...     $0.94       $0.89        245,377
                2014...     $1.03       $0.94         91,466
                2013...     $0.94       $1.03         13,055
                2012...     $0.81       $0.94            453
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT:
                2018...     $1.04       $1.03        101,887
                2017...     $1.04       $1.04        195,301
                2016...     $1.04       $1.04        177,687
                2015...     $1.04       $1.04         61,174
                2014...     $1.01       $1.04         53,229
                2013...     $1.06       $1.01             --
                2012...     $1.05       $1.06          1,184
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(J):
                2018...     $1.20       $1.22        354,905
                2017...     $0.99       $1.20        231,249
                2016...     $0.95       $0.99        219,427
                2015...     $1.00       $0.95        141,062
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.19       $1.97        463,393
                2017...     $1.98       $2.19        439,698
                2016...     $1.71       $1.98        325,372
                2015...     $1.81       $1.71        256,212
                2014...     $1.70       $1.81        224,015
                2013...     $1.35       $1.70        108,857
                2012...     $1.17       $1.35         78,643
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $3.55       $2.97        265,718
                2017...     $2.99       $3.55        192,170
                2016...     $2.71       $2.99        116,026
                2015...     $2.80       $2.71         36,587
                2014...     $2.69       $2.80          4,282
                2013...     $2.01       $2.69          1,512
                2012...     $1.78       $2.01            159
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.79       $1.54        727,631
                2017...     $1.64       $1.79        683,952
                2016...     $1.28       $1.64        784,429
                2015...     $1.41       $1.28        614,990
                2014...     $1.42       $1.41        363,260
                2013...     $1.06       $1.42        103,846
                2012...     $0.91       $1.06         42,726
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(B):
                2018...     $1.13       $1.06         42,147
                2017...     $1.01       $1.13         10,535
                2016...     $0.98       $1.01         68,027
                2015...     $1.06       $0.98          6,575
                2014...     $1.04       $1.06          3,274
                2013...     $1.00       $1.04             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT:
                2018...     $1.02       $1.02        203,795
                2017...     $1.02       $1.02        223,122
                2016...     $1.03       $1.02        242,461
                2015...     $1.05       $1.03        150,346
                2014...     $1.06       $1.05        179,642
                2013...     $1.08       $1.06        137,424
                2012...     $1.07       $1.08         74,243





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.59       $1.37        424,134
                2017...     $1.48       $1.59        446,530
                2016...     $1.30       $1.48        457,783
                2015...     $1.46       $1.30        374,965
                2014...     $1.35       $1.46        165,704
                2013...     $1.03       $1.35             --
                2012...     $0.89       $1.03             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.53       $2.18        539,049
                2017...     $2.18       $2.53        515,497
                2016...     $1.90       $2.18        521,126
                2015...     $2.05       $1.90        361,647
                2014...     $1.91       $2.05        257,110
                2013...     $1.43       $1.91         78,746
                2012...     $1.22       $1.43         24,958
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT:
                2018...     $1.73       $1.54         64,452
                2017...     $1.59       $1.73         68,664
                2016...     $1.41       $1.59         68,856
                2015...     $1.47       $1.41         18,277
                2014...     $1.37       $1.47         14,470
                2013...     $1.11       $1.37             --
                2012...     $1.01       $1.11          1,374
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.58       $1.31        246,807
                2017...     $1.41       $1.58        216,274
                2016...     $1.28       $1.41        188,281
                2015...     $1.38       $1.28        187,390
                2014...     $1.37       $1.38        153,317
                2013...     $1.02       $1.37        108,387
                2012...     $0.91       $1.02         67,211
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.87       $2.67         49,190
                2017...     $2.47       $2.87        113,077
                2016...     $2.57       $2.47        144,657
                2015...     $2.85       $2.57        156,531
                2014...     $3.06       $2.85        143,320
                2013...     $2.48       $3.06         85,947
                2012...     $2.12       $2.48         48,422
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.21       $2.11         79,373
                2017...     $2.02       $2.21        155,492
                2016...     $2.01       $2.02        172,331
                2015...     $2.05       $2.01        190,268
                2014...     $1.94       $2.05        124,879
                2013...     $1.59       $1.94         99,848
                2012...     $1.45       $1.59         74,912
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.95       $2.77        371,948
                2017...     $2.48       $2.95        407,318
                2016...     $2.43       $2.48        427,758
                2015...     $2.49       $2.43        396,954
                2014...     $2.31       $2.49        249,253
                2013...     $1.75       $2.31         55,221
                2012...     $1.50       $1.75             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.32       $2.14        359,960
                2017...     $1.89       $2.32        408,214
                2016...     $1.99       $1.89        429,772
                2015...     $1.95       $1.99        422,090
                2014...     $1.96       $1.95        324,827
                2013...     $1.67       $1.96        105,879
                2012...     $1.44       $1.67         19,029

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP HIGH INCOME SUB-ACCOUNT(B)(I):
                2018...     $1.14       $1.10        837,178
                2017...     $1.09       $1.14        753,358
                2016...     $0.95       $1.09        619,179
                2015...     $1.03       $0.95        436,152
                2014...     $1.03       $1.03        282,673
                2013...     $1.00       $1.03         14,901
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.33       $1.88        398,159
                2017...     $1.92       $2.33        352,816
                2016...     $1.93       $1.92        273,147
                2015...     $1.98       $1.93        198,896
                2014...     $1.98       $1.98        115,559
                2013...     $1.61       $1.98        113,256
                2012...     $1.45       $1.61         85,233
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.99       $2.94        276,620
                2017...     $2.40       $2.99        328,147
                2016...     $2.29       $2.40        328,270
                2015...     $2.47       $2.29        324,071
                2014...     $2.33       $2.47        260,282
                2013...     $1.82       $2.33         81,135
                2012...     $1.63       $1.82          2,919
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(M):
                2018...     $1.08       $0.81        578,511
                2017...     $1.06       $1.08        398,931
                2016...     $0.87       $1.06        425,656
                2015...     $1.14       $0.87        170,964
                2014...     $1.34       $1.14         23,869
                2013...     $1.26       $1.34          8,873
                2012...     $1.26       $1.26             --
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.17       $1.11        140,760
                2017...     $1.05       $1.17        142,008
                2016...     $1.05       $1.05        146,478
                2015...     $1.07       $1.05        146,418
                2014...     $1.05       $1.07          3,231
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.21       $1.13         47,834
                2017...     $1.06       $1.21         48,407
                2016...     $1.05       $1.06        203,695
                2015...     $1.08       $1.05             --
                2014...     $1.05       $1.08             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.13       $1.08         59,897
                2017...     $1.03       $1.13         62,168
                2016...     $1.03       $1.03         60,329
                2015...     $1.05       $1.03         57,011
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $4.23       $3.94        324,972
                2017...     $3.25       $4.23        252,261
                2016...     $3.25       $3.25        257,586
                2015...     $3.41       $3.25        167,160
                2014...     $3.36       $3.41         95,686
                2013...     $2.18       $3.36         71,892
                2012...     $1.74       $2.18             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(N):
                2018...     $2.94       $2.59        142,426
                2017...     $2.63       $2.94        122,456
                2016...     $2.07       $2.63        158,602
                2015...     $2.23       $2.07         60,246
                2014...     $2.12       $2.23         25,714
                2013...     $1.61       $2.12         26,923
                2012...     $1.38       $1.61          6,571
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(Y):
                2018...     $2.50       $2.58         95,298
                2017...     $2.34       $2.50         56,423
                2016...     $2.09       $2.34         43,515
                2015...     $2.34       $2.09         23,445
                2014...     $2.42       $2.34         11,978
                2013...     $1.57       $2.42          2,301
                2012...     $1.42       $1.57             --
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.43       $2.22        416,161
                2017...     $2.19       $2.43        450,143
                2016...     $2.00       $2.19        486,076
                2015...     $2.12       $2.00        400,496
                2014...     $1.94       $2.12        216,730
                2013...     $1.46       $1.94         40,971
                2012...     $1.25       $1.46             --
               JANUS HENDERSON BALANCED SUB-ACCOUNT(Q):
                2018...     $2.48       $2.45         85,500
                2017...     $2.13       $2.48         66,569
                2016...     $2.07       $2.13         96,795
                2015...     $2.10       $2.07        130,845
                2014...     $1.97       $2.10         49,034
                2013...     $1.67       $1.97         25,461
                2012...     $1.50       $1.67         29,335
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(J)(R):
                2018...     $1.00       $0.97        386,539
                2017...     $0.98       $1.00        326,237
                2016...     $0.98       $0.98        262,893
                2015...     $1.00       $0.98        103,812
               JANUS HENDERSON FORTY SUB-ACCOUNT(S):
                2018...     $3.47       $3.47        179,409
                2017...     $2.71       $3.47        153,956
                2016...     $2.70       $2.71        115,939
                2015...     $2.45       $2.70         76,813
                2014...     $2.30       $2.45         56,506
                2013...     $1.78       $2.30         37,423
                2012...     $1.46       $1.78             --
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(T):
                2018...     $1.70       $1.44        373,828
                2017...     $1.52       $1.70        288,680
                2016...     $1.30       $1.52        257,789
                2015...     $1.37       $1.30        200,443
                2014...     $1.28       $1.37        122,693
                2013...     $1.04       $1.28         93,426
                2012...     $0.95       $1.04         29,794
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(U):
                2018...     $2.26       $1.89        219,030
                2017...     $1.76       $2.26        183,119
                2016...     $1.91       $1.76         94,439
                2015...     $2.13       $1.91         58,869
                2014...     $2.46       $2.13         46,609
                2013...     $2.19       $2.46         50,741
                2012...     $1.97       $2.19         35,357
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(J):
                2018...     $1.23       $1.09        699,384
                2017...     $0.99       $1.23        599,650
                2016...     $0.96       $0.99        610,241
                2015...     $1.00       $0.96        265,660

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(O):
                2018...     $0.86       $0.70       1,095,505
                2017...     $0.65       $0.86       1,153,399
                2016...     $0.62       $0.65       1,061,016
                2015...     $0.70       $0.62         941,612
                2014...     $0.75       $0.70         649,761
                2013...     $0.77       $0.75         172,362
                2012...     $0.65       $0.77          32,727
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.29       $1.15         332,762
                2017...     $1.09       $1.29         272,311
                2016...     $1.00       $1.09         272,096
                2015...     $1.04       $1.00         232,305
                2014...     $1.01       $1.04         139,269
                2013...     $0.87       $1.01              --
                2012...     $0.78       $0.87              --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.30       $1.20         372,742
                2017...     $1.16       $1.30         366,962
                2016...     $1.09       $1.16         370,398
                2015...     $1.13       $1.09         245,770
                2014...     $1.10       $1.13         271,849
                2013...     $1.00       $1.10         217,337
                2012...     $0.92       $1.00              --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.17       $1.12         864,338
                2017...     $1.12       $1.17         880,908
                2016...     $1.09       $1.12         777,984
                2015...     $1.12       $1.09         724,096
                2014...     $1.11       $1.12         729,420
                2013...     $1.09       $1.11         628,878
                2012...     $1.06       $1.09         759,800
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.31       $1.18         673,257
                2017...     $1.13       $1.31         807,319
                2016...     $1.05       $1.13         680,271
                2015...     $1.09       $1.05         456,453
                2014...     $1.06       $1.09         462,006
                2013...     $0.93       $1.06              --
                2012...     $0.83       $0.93              --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.23       $1.16         722,241
                2017...     $1.13       $1.23         286,770
                2016...     $1.08       $1.13         244,296
                2015...     $1.12       $1.08          59,512
                2014...     $1.10       $1.12          60,269
                2013...     $1.04       $1.10          44,718
                2012...     $0.98       $1.04              --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.68       $1.55          81,825
                2017...     $1.44       $1.68          82,943
                2016...     $1.34       $1.44          88,248
                2015...     $1.37       $1.34          45,929
                2014...     $1.26       $1.37              --
                2013...     $0.93       $1.26              --
                2012...     $0.85       $0.93              --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $2.54       $2.01         748,997
                2017...     $2.04       $2.54         605,401
                2016...     $2.13       $2.04         597,496
                2015...     $2.10       $2.13         371,312
                2014...     $2.30       $2.10         261,853
                2013...     $1.86       $2.30          29,063
                2012...     $1.55       $1.86              --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(B):
                2018...     $1.23       $1.10         245,364
                2017...     $1.07       $1.23           4,700
                2016...     $1.01       $1.07          62,683
                2015...     $1.08       $1.01              --
                2014...     $1.04       $1.08              --
                2013...     $1.00       $1.04              --
               PIMCO VIT LOW DURATION SUB-ACCOUNT:
                2018...     $1.00       $0.99         549,936
                2017...     $1.01       $1.00         476,543
                2016...     $1.01       $1.01         524,262
                2015...     $1.02       $1.01         381,762
                2014...     $1.03       $1.02         378,989
                2013...     $1.05       $1.03         192,630
                2012...     $1.01       $1.05         105,737
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT:
                2018...     $1.15       $1.12         990,799
                2017...     $1.11       $1.15       1,058,458
                2016...     $1.10       $1.11       1,063,840
                2015...     $1.12       $1.10         914,179
                2014...     $1.09       $1.12         907,343
                2013...     $1.13       $1.09         320,372
                2012...     $1.05       $1.13         125,284
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(L):
                2018...     $2.36       $2.38          29,640
                2017...     $1.83       $2.36          32,833
                2016...     $1.82       $1.83          18,980
                2015...     $1.97       $1.82           2,726
                2014...     $1.82       $1.97          10,514
                2013...     $1.29       $1.82              --
                2012...     $1.14       $1.29              --
               SFT CORE BOND SUB-ACCOUNT(W)(Z):
                2018...     $1.37       $1.33       1,645,434
                2017...     $1.33       $1.37       1,017,127
                2016...     $1.29       $1.33         828,227
                2015...     $1.31       $1.29         590,376
                2014...     $1.25       $1.31         409,262
                2013...     $1.28       $1.25         266,888
                2012...     $1.21       $1.28         225,189
               SFT DYNAMIC MANAGED VOLATILITY SUB-ACCOUNT(B)(X):
                2018...     $1.34       $1.28       1,474,815
                2017...     $1.15       $1.34       1,244,375
                2016...     $1.08       $1.15         531,022
                2015...     $1.13       $1.08         230,840
                2014...     $1.06       $1.13         132,749
                2013...     $1.00       $1.06              --
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(X):
                2018...     $0.92       $0.92         169,232
                2017...     $0.94       $0.92         115,374
                2016...     $0.95       $0.94         113,346
                2015...     $0.97       $0.95          70,607
                2014...     $0.98       $0.97          67,014
                2013...     $1.00       $0.98          55,216
                2012...     $1.01       $1.00          45,341

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(X):
                2018...     $3.19       $2.78        294,049
                2017...     $2.81       $3.19        232,490
                2016...     $2.38       $2.81        160,609
                2015...     $2.48       $2.38        113,138
                2014...     $2.31       $2.48         66,508
                2013...     $1.77       $2.31         67,056
                2012...     $1.53       $1.77         60,736
               SFT INDEX 500 SUB-ACCOUNT(X):
                2018...     $2.56       $2.40        814,166
                2017...     $2.15       $2.56        688,541
                2016...     $1.96       $2.15        616,116
                2015...     $1.97       $1.96         62,769
                2014...     $1.77       $1.97         21,558
                2013...     $1.36       $1.77            527
                2012...     $1.20       $1.36             --
               SFT INTERNATIONAL BOND SUB-ACCOUNT(X):
                2018...     $1.43       $1.42        588,035
                2017...     $1.44       $1.43        512,705
                2016...     $1.42       $1.44        527,861
                2015...     $1.50       $1.42        457,807
                2014...     $1.50       $1.50        311,574
                2013...     $1.53       $1.50        112,233
                2012...     $1.33       $1.53         57,211
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(D)(E)(L):
                2018...     $2.84       $2.86        503,632
                2017...     $2.23       $2.84        526,911
                2016...     $2.25       $2.23        460,667
                2015...     $2.14       $2.25        373,642
                2014...     $1.92       $2.14        330,466
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(D)(F)(L):
                2018...     $2.76       $2.61        204,572
                2017...     $2.24       $2.76        219,721
                2016...     $1.88       $2.24        198,600
                2015...     $1.98       $1.88        165,498
                2014...     $1.85       $1.98        141,141
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(K)(X):
                2018...     $1.17       $1.10        164,943
                2017...     $1.02       $1.17         95,388
                2016...     $1.00       $1.02         55,033
                2015...     $1.00       $1.00             --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(X):
                2018...     $2.74       $2.55        508,538
                2017...     $2.64       $2.74        470,402
                2016...     $2.57       $2.64        458,240
                2015...     $2.49       $2.57        254,565
                2014...     $1.94       $2.49        182,152
                2013...     $1.95       $1.94         78,200
                2012...     $1.68       $1.95         26,753
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(D)(H)(L):
                2018...     $2.79       $2.48        778,268
                2017...     $2.39       $2.79        731,993
                2016...     $2.20       $2.39        636,636
                2015...     $2.28       $2.20        494,061
                2014...     $2.12       $2.28        411,767
               SFT WELLINGTON CORE EQUITY
                SUB-ACCOUNT(D)(G)(L)(V):
                2018...     $2.89       $2.78        165,314
                2017...     $2.42       $2.89         80,390
                2016...     $2.34       $2.42         76,778
                2015...     $2.36       $2.34         55,664
                2014...     $2.14       $2.36         41,326





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $2.53       $2.10        131,540
                2017...     $1.83       $2.53        142,633
                2016...     $1.59       $1.83         85,068
                2015...     $2.00       $1.59         38,787
                2014...     $2.22       $2.00          2,357
                2013...     $2.28       $2.22          4,315
                2012...     $2.05       $2.28          4,049
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(A):
                2018...     $1.17       $1.08        117,049
                2017...     $1.08       $1.17        133,232
                2016...     $1.03       $1.08        114,180
                2015...     $1.10       $1.03         72,117
                2014...     $1.08       $1.10         71,770
                2013...     $1.02       $1.08             --
                2012...     $1.00       $1.02             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(C):
                2018...     $1.10       $1.01         45,377
                2017...     $1.00       $1.10         37,548
                2016...     $0.97       $1.00         36,891
                2015...     $1.04       $0.97         36,372
                2014...     $1.03       $1.04         26,431
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(A):
                2018...     $1.24       $1.11         32,330
                2017...     $1.07       $1.24         31,372
                2016...     $1.03       $1.07         90,530
                2015...     $1.15       $1.03         20,758
                2014...     $1.16       $1.15         19,165
                2013...     $1.01       $1.16             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(A):
                2018...     $1.23       $1.12         92,617
                2017...     $1.10       $1.23         86,013
                2016...     $1.05       $1.10         78,768
                2015...     $1.14       $1.05         80,786
                2014...     $1.13       $1.14         79,720
                2013...     $1.02       $1.13         68,182
                2012...     $1.00       $1.02             --



1.70% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(B):
                2018...     $1.19       $1.08       6,832,997
                2017...     $1.06       $1.19       7,441,877
                2016...     $1.04       $1.06       7,643,647
                2015...     $1.07       $1.04       7,817,214
                2014...     $1.04       $1.07       3,990,413
                2013...     $1.00       $1.04       1,539,191
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.21       $1.15       2,830,708
                2017...     $1.18       $1.21       3,406,176
                2016...     $1.15       $1.18       3,780,725
                2015...     $1.20       $1.15       4,171,214
                2014...     $1.18       $1.20       4,555,114
                2013...     $1.31       $1.18       4,255,979
                2012...     $1.25       $1.31       2,752,922

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT:
                2018...     $0.99       $0.96         400,653
                2017...     $0.94       $0.99         530,807
                2016...     $0.93       $0.94         546,900
                2015...     $0.99       $0.93         388,697
                2014...     $0.99       $0.99         160,510
                2013...     $1.03       $0.99         101,953
                2012...     $0.99       $1.03         146,907
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $1.71       $1.53         243,468
                2017...     $1.32       $1.71         328,063
                2016...     $1.34       $1.32         329,474
                2015...     $1.27       $1.34         247,932
                2014...     $1.27       $1.27         343,724
                2013...     $1.00       $1.27         118,082
                2012...     $0.83       $1.00          51,699
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT:
                2018...     $1.37       $1.21         505,327
                2017...     $1.11       $1.37         527,456
                2016...     $1.11       $1.11         536,468
                2015...     $1.12       $1.11         453,460
                2014...     $1.12       $1.12         349,956
                2013...     $0.89       $1.12         159,921
                2012...     $0.76       $0.89          56,731
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT:
                2018...     $1.95       $1.91         796,722
                2017...     $1.55       $1.95       1,006,826
                2016...     $1.44       $1.55       1,022,749
                2015...     $1.37       $1.44       1,175,213
                2014...     $1.28       $1.37       1,251,702
                2013...     $1.00       $1.28         985,402
                2012...     $0.87       $1.00          41,243
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT:
                2018...     $1.96       $1.89         753,649
                2017...     $1.63       $1.96         898,531
                2016...     $1.49       $1.63       1,216,741
                2015...     $1.49       $1.49       1,187,488
                2014...     $1.37       $1.49       1,016,049
                2013...     $1.04       $1.37         657,143
                2012...     $0.90       $1.04          37,619
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT:
                2018...     $1.28       $1.09         611,995
                2017...     $0.99       $1.28         731,505
                2016...     $0.97       $0.99         695,280
                2015...     $1.03       $0.97         704,692
                2014...     $1.08       $1.03         657,503
                2013...     $0.90       $1.08         478,704
                2012...     $0.78       $0.90         127,864
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT:
                2018...     $1.17       $0.99         529,702
                2017...     $0.92       $1.17         495,031
                2016...     $0.89       $0.92         523,574
                2015...     $0.93       $0.89         533,424
                2014...     $1.03       $0.93         446,016
                2013...     $0.94       $1.03         308,841
                2012...     $0.81       $0.94         120,949
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT:
                2018...     $1.03       $1.02         242,641
                2017...     $1.03       $1.03         273,866
                2016...     $1.04       $1.03         286,927
                2015...     $1.04       $1.04         230,106
                2014...     $1.00       $1.04         259,238
                2013...     $1.05       $1.00         207,286
                2012...     $1.05       $1.05         101,026





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(J):
                2018...     $1.20       $1.22         559,873
                2017...     $0.99       $1.20          27,489
                2016...     $0.95       $0.99           5,810
                2015...     $1.00       $0.95           5,790
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.50       $2.25       2,215,742
                2017...     $2.26       $2.50       2,543,805
                2016...     $1.95       $2.26       2,918,344
                2015...     $2.07       $1.95       3,348,333
                2014...     $1.94       $2.07       4,137,536
                2013...     $1.55       $1.94       4,592,530
                2012...     $1.34       $1.55       5,018,272
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $4.43       $3.71         480,951
                2017...     $3.74       $4.43         614,995
                2016...     $3.40       $3.74         826,640
                2015...     $3.51       $3.40         929,477
                2014...     $3.37       $3.51       1,205,144
                2013...     $2.52       $3.37       1,117,480
                2012...     $2.24       $2.52       1,091,920
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.77       $1.52         870,362
                2017...     $1.63       $1.77       1,142,339
                2016...     $1.27       $1.63       1,883,056
                2015...     $1.40       $1.27       1,607,977
                2014...     $1.41       $1.40       1,693,440
                2013...     $1.06       $1.41       1,288,681
                2012...     $0.91       $1.06         477,300
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(B):
                2018...     $1.12       $1.05       5,701,371
                2017...     $1.01       $1.12       6,534,616
                2016...     $0.98       $1.01       7,190,598
                2015...     $1.06       $0.98       8,654,814
                2014...     $1.04       $1.06       5,718,407
                2013...     $1.00       $1.04       2,611,995
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT:
                2018...     $1.01       $1.01       2,233,227
                2017...     $1.01       $1.01       2,609,187
                2016...     $1.02       $1.01       2,657,097
                2015...     $1.04       $1.02       2,569,911
                2014...     $1.06       $1.04       2,568,295
                2013...     $1.07       $1.06       2,177,542
                2012...     $1.06       $1.07         362,855
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.58       $1.35         176,334
                2017...     $1.46       $1.58         350,676
                2016...     $1.29       $1.46         383,654
                2015...     $1.45       $1.29         417,288
                2014...     $1.35       $1.45         517,497
                2013...     $1.02       $1.35         180,997
                2012...     $0.89       $1.02          57,897
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.89       $2.49       1,080,680
                2017...     $2.50       $2.89       1,248,874
                2016...     $2.18       $2.50       1,458,246
                2015...     $2.36       $2.18       1,512,701
                2014...     $2.20       $2.36       1,512,000
                2013...     $1.65       $2.20       1,367,235
                2012...     $1.41       $1.65         653,680

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT:
                2018...     $1.84       $1.63         383,806
                2017...     $1.69       $1.84         378,572
                2016...     $1.50       $1.69         189,166
                2015...     $1.56       $1.50         206,653
                2014...     $1.46       $1.56         173,844
                2013...     $1.19       $1.46         198,540
                2012...     $1.08       $1.19         217,225
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.56       $1.30         485,865
                2017...     $1.40       $1.56         599,005
                2016...     $1.27       $1.40         685,349
                2015...     $1.37       $1.27         740,646
                2014...     $1.36       $1.37         792,198
                2013...     $1.01       $1.36         864,253
                2012...     $0.91       $1.01         551,481
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.83       $2.63         976,300
                2017...     $2.44       $2.83       1,191,526
                2016...     $2.54       $2.44       1,560,052
                2015...     $2.82       $2.54       1,955,361
                2014...     $3.03       $2.82       2,590,828
                2013...     $2.46       $3.03       3,286,385
                2012...     $2.10       $2.46       3,229,659
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.21       $2.10         700,492
                2017...     $2.02       $2.21         798,480
                2016...     $2.01       $2.02         910,293
                2015...     $2.05       $2.01         987,656
                2014...     $1.94       $2.05         978,976
                2013...     $1.59       $1.94       1,135,378
                2012...     $1.45       $1.59       1,189,149
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.93       $2.75         630,488
                2017...     $2.47       $2.93         803,233
                2016...     $2.42       $2.47         939,403
                2015...     $2.48       $2.42       1,033,929
                2014...     $2.30       $2.48         998,025
                2013...     $1.75       $2.30         775,193
                2012...     $1.50       $1.75         133,346
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.40       $2.21         827,435
                2017...     $1.96       $2.40         980,562
                2016...     $2.05       $1.96       1,119,103
                2015...     $2.02       $2.05       1,102,182
                2014...     $2.03       $2.02       1,203,608
                2013...     $1.74       $2.03       1,177,314
                2012...     $1.50       $1.74         471,638
               IVY VIP HIGH INCOME SUB-ACCOUNT(B)(I):
                2018...     $1.14       $1.09       2,326,892
                2017...     $1.08       $1.14       2,706,636
                2016...     $0.95       $1.08       3,141,272
                2015...     $1.03       $0.95       3,420,522
                2014...     $1.03       $1.03       3,638,575
                2013...     $1.00       $1.03         694,392
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.99       $2.41       1,910,334
                2017...     $2.47       $2.99       2,219,260
                2016...     $2.48       $2.47       2,614,338
                2015...     $2.55       $2.48       2,828,692
                2014...     $2.56       $2.55       3,310,929
                2013...     $2.08       $2.56       3,757,037
                2012...     $1.87       $2.08       4,097,838





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.95       $2.90         515,317
                2017...     $2.37       $2.95         790,059
                2016...     $2.27       $2.37         909,555
                2015...     $2.45       $2.27         949,809
                2014...     $2.31       $2.45       1,019,538
                2013...     $1.81       $2.31         886,026
                2012...     $1.62       $1.81         175,140
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(M):
                2018...     $1.06       $0.80       2,279,611
                2017...     $1.05       $1.06       1,820,183
                2016...     $0.86       $1.05       2,611,120
                2015...     $1.13       $0.86       2,230,002
                2014...     $1.32       $1.13       1,926,016
                2013...     $1.25       $1.32       1,818,367
                2012...     $1.25       $1.25       2,065,290
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.17       $1.10       5,221,099
                2017...     $1.05       $1.17       5,591,479
                2016...     $1.04       $1.05       6,020,667
                2015...     $1.07       $1.04       6,883,822
                2014...     $1.05       $1.07       4,098,887
                2013...     $1.00       $1.05         137,688
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.20       $1.12         994,209
                2017...     $1.06       $1.20       1,180,263
                2016...     $1.05       $1.06       1,493,364
                2015...     $1.07       $1.05       1,477,332
                2014...     $1.05       $1.07       1,221,972
                2013...     $1.00       $1.05         309,501
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.12       $1.07         209,663
                2017...     $1.02       $1.12         260,317
                2016...     $1.03       $1.02         273,579
                2015...     $1.05       $1.03         302,142
                2014...     $1.04       $1.05         244,139
                2013...     $1.00       $1.04          83,598
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $4.29       $3.99         442,109
                2017...     $3.30       $4.29         922,678
                2016...     $3.31       $3.30         626,507
                2015...     $3.46       $3.31       1,179,762
                2014...     $3.42       $3.46         904,487
                2013...     $2.23       $3.42       1,516,444
                2012...     $1.77       $2.23         968,803
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(N):
                2018...     $3.83       $3.37         632,717
                2017...     $3.43       $3.83         839,340
                2016...     $2.70       $3.43       1,240,194
                2015...     $2.91       $2.70       1,113,598
                2014...     $2.77       $2.91       1,395,843
                2013...     $2.11       $2.77       1,435,870
                2012...     $1.81       $2.11       1,418,227
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(Y):
                2018...     $3.44       $3.54         761,671
                2017...     $3.21       $3.44         174,760
                2016...     $2.88       $3.21         189,974
                2015...     $3.23       $2.88         201,225
                2014...     $3.34       $3.23         295,331
                2013...     $2.16       $3.34         283,770
                2012...     $1.97       $2.16          77,089

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.44       $2.23         715,692
                2017...     $2.21       $2.44         977,779
                2016...     $2.02       $2.21       1,141,671
                2015...     $2.14       $2.02       1,242,327
                2014...     $1.96       $2.14       1,264,305
                2013...     $1.47       $1.96       1,153,287
                2012...     $1.26       $1.47         408,370
               JANUS HENDERSON BALANCED SUB-ACCOUNT(Q):
                2018...     $2.57       $2.53         449,124
                2017...     $2.21       $2.57         440,537
                2016...     $2.15       $2.21         528,529
                2015...     $2.18       $2.15         409,056
                2014...     $2.05       $2.18         318,750
                2013...     $1.74       $2.05         311,956
                2012...     $1.56       $1.74         321,228
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(J)(R):
                2018...     $1.00       $0.97       1,087,727
                2017...     $0.98       $1.00       1,184,382
                2016...     $0.98       $0.98       1,084,560
                2015...     $1.00       $0.98         486,966
               JANUS HENDERSON FORTY SUB-ACCOUNT(S):
                2018...     $3.82       $3.82         498,100
                2017...     $2.99       $3.82         679,286
                2016...     $2.98       $2.99         844,472
                2015...     $2.71       $2.98       1,058,182
                2014...     $2.54       $2.71       1,123,991
                2013...     $1.97       $2.54       1,218,910
                2012...     $1.62       $1.97       1,078,526
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(T):
                2018...     $1.68       $1.42         953,396
                2017...     $1.50       $1.68       1,026,765
                2016...     $1.29       $1.50       1,220,850
                2015...     $1.36       $1.29       1,178,132
                2014...     $1.28       $1.36       1,152,614
                2013...     $1.03       $1.28       1,188,986
                2012...     $0.95       $1.03         536,989
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(U):
                2018...     $2.87       $2.40         885,353
                2017...     $2.23       $2.87       1,080,583
                2016...     $2.43       $2.23       1,369,532
                2015...     $2.72       $2.43       1,359,098
                2014...     $3.14       $2.72       1,566,791
                2013...     $2.80       $3.14       1,736,881
                2012...     $2.51       $2.80       1,845,277
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(J):
                2018...     $1.23       $1.09         597,156
                2017...     $0.98       $1.23         649,766
                2016...     $0.96       $0.98         626,440
                2015...     $1.00       $0.96         303,241
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(O):
                2018...     $0.85       $0.69       1,911,987
                2017...     $0.64       $0.85       2,432,430
                2016...     $0.61       $0.64       2,640,675
                2015...     $0.70       $0.61       2,462,100
                2014...     $0.74       $0.70       2,501,966
                2013...     $0.76       $0.74       1,932,110
                2012...     $0.65       $0.76         638,384
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.27       $1.14          97,088
                2017...     $1.08       $1.27         213,183
                2016...     $0.99       $1.08         286,575
                2015...     $1.04       $0.99         290,926
                2014...     $1.01       $1.04         461,509
                2013...     $0.87       $1.01         256,902
                2012...     $0.77       $0.87         274,234





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.28       $1.18       2,616,202
                2017...     $1.15       $1.28       2,960,548
                2016...     $1.08       $1.15       3,689,340
                2015...     $1.12       $1.08       2,942,005
                2014...     $1.09       $1.12       3,014,894
                2013...     $0.99       $1.09       3,686,451
                2012...     $0.91       $0.99       2,676,320
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.16       $1.11         968,469
                2017...     $1.11       $1.16         942,769
                2016...     $1.08       $1.11         820,810
                2015...     $1.11       $1.08         419,907
                2014...     $1.10       $1.11         346,994
                2013...     $1.09       $1.10         724,176
                2012...     $1.05       $1.09         427,475
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.29       $1.17         508,360
                2017...     $1.12       $1.29         672,579
                2016...     $1.04       $1.12       1,142,610
                2015...     $1.08       $1.04       1,417,015
                2014...     $1.05       $1.08       1,433,698
                2013...     $0.92       $1.05       1,454,512
                2012...     $0.83       $0.92       1,426,284
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.21       $1.14         497,817
                2017...     $1.12       $1.21         771,536
                2016...     $1.07       $1.12       1,136,260
                2015...     $1.11       $1.07       1,260,424
                2014...     $1.09       $1.11       1,631,655
                2013...     $1.04       $1.09       1,919,542
                2012...     $0.98       $1.04         627,235
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.66       $1.53         166,004
                2017...     $1.43       $1.66         312,132
                2016...     $1.32       $1.43         364,376
                2015...     $1.36       $1.32         316,641
                2014...     $1.25       $1.36         443,633
                2013...     $0.93       $1.25         287,560
                2012...     $0.85       $0.93         140,959
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $3.44       $2.72         935,011
                2017...     $2.77       $3.44         962,270
                2016...     $2.89       $2.77       1,098,155
                2015...     $2.86       $2.89       1,106,310
                2014...     $3.13       $2.86       1,165,319
                2013...     $2.53       $3.13         883,528
                2012...     $2.12       $2.53         345,142
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(B):
                2018...     $1.22       $1.09       4,511,638
                2017...     $1.06       $1.22       4,721,633
                2016...     $1.00       $1.06       4,702,572
                2015...     $1.08       $1.00       4,786,669
                2014...     $1.04       $1.08       3,086,144
                2013...     $1.00       $1.04       1,584,546
               PIMCO VIT LOW DURATION SUB-ACCOUNT:
                2018...     $0.99       $0.98       3,063,816
                2017...     $1.00       $0.99       3,869,409
                2016...     $1.00       $1.00       4,566,068
                2015...     $1.02       $1.00       4,931,003
                2014...     $1.03       $1.02       5,163,466
                2013...     $1.05       $1.03       4,428,461
                2012...     $1.01       $1.05       1,626,675

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT:
                2018...     $1.14       $1.11       7,371,855
                2017...     $1.11       $1.14       8,618,009
                2016...     $1.10       $1.11       8,823,738
                2015...     $1.11       $1.10       9,912,819
                2014...     $1.09       $1.11      10,152,223
                2013...     $1.13       $1.09       8,672,899
                2012...     $1.05       $1.13       2,145,018
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(L):
                2018...     $2.65       $2.67         122,060
                2017...     $2.06       $2.65          79,360
                2016...     $2.04       $2.06          88,106
                2015...     $2.21       $2.04          89,699
                2014...     $2.05       $2.21         208,870
                2013...     $1.45       $2.05         123,375
                2012...     $1.29       $1.45          66,683
               SFT CORE BOND SUB-ACCOUNT(W)(Z):
                2018...     $1.34       $1.31       9,341,404
                2017...     $1.31       $1.34       8,019,922
                2016...     $1.27       $1.31       9,245,705
                2015...     $1.29       $1.27       9,075,176
                2014...     $1.24       $1.29       9,580,182
                2013...     $1.27       $1.24       9,731,913
                2012...     $1.20       $1.27       9,144,768
               SFT DYNAMIC MANAGED VOLATILITY SUB-ACCOUNT(B)(X):
                2018...     $1.33       $1.27      14,039,477
                2017...     $1.15       $1.33      16,509,504
                2016...     $1.07       $1.15      17,962,612
                2015...     $1.13       $1.07      18,739,467
                2014...     $1.06       $1.13       9,432,626
                2013...     $1.00       $1.06       2,679,719
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(X):
                2018...     $0.90       $0.90       2,414,953
                2017...     $0.92       $0.90       1,001,722
                2016...     $0.93       $0.92       2,693,060
                2015...     $0.95       $0.93       1,564,530
                2014...     $0.97       $0.95       1,354,852
                2013...     $0.98       $0.97       1,587,098
                2012...     $1.00       $0.98       1,708,835
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(X):
                2018...     $3.85       $3.34         842,443
                2017...     $3.38       $3.85       1,022,554
                2016...     $2.87       $3.38       1,377,569
                2015...     $2.99       $2.87       1,339,236
                2014...     $2.79       $2.99       1,585,346
                2013...     $2.14       $2.79       1,865,570
                2012...     $1.85       $2.14       2,060,756
               SFT INDEX 500 SUB-ACCOUNT(X):
                2018...     $2.87       $2.69       1,635,310
                2017...     $2.41       $2.87       2,190,883
                2016...     $2.20       $2.41       2,453,673
                2015...     $2.22       $2.20       2,541,398
                2014...     $1.99       $2.22       3,132,623
                2013...     $1.54       $1.99       3,186,469
                2012...     $1.36       $1.54       3,273,170
               SFT INTERNATIONAL BOND SUB-ACCOUNT(X):
                2018...     $1.41       $1.41       1,904,458
                2017...     $1.42       $1.41       2,169,291
                2016...     $1.40       $1.42       2,360,588
                2015...     $1.49       $1.40       2,446,383
                2014...     $1.49       $1.49       2,744,049
                2013...     $1.51       $1.49       2,896,112
                2012...     $1.33       $1.51       2,934,228





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(D)(E)(L):
                2018...     $2.84       $2.85       2,982,311
                2017...     $2.24       $2.84       3,797,506
                2016...     $2.25       $2.24       4,639,002
                2015...     $2.15       $2.25       4,923,628
                2014...     $1.93       $2.15       6,015,058
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(D)(F)(L):
                2018...     $2.76       $2.61         638,957
                2017...     $2.24       $2.76         821,548
                2016...     $1.88       $2.24       1,265,756
                2015...     $1.99       $1.88       1,320,721
                2014...     $1.86       $1.99       1,400,367
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(K)(X):
                2018...     $1.17       $1.09       4,931,721
                2017...     $1.02       $1.17       5,668,198
                2016...     $1.00       $1.02       5,251,534
                2015...     $1.00       $1.00         256,968
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(X):
                2018...     $3.32       $3.09       1,368,768
                2017...     $3.20       $3.32       1,567,440
                2016...     $3.12       $3.20       1,746,211
                2015...     $3.02       $3.12       1,696,574
                2014...     $2.36       $3.02       2,307,491
                2013...     $2.37       $2.36       2,018,867
                2012...     $2.05       $2.37       1,780,381
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(D)(H)(L):
                2018...     $3.08       $2.73       2,060,226
                2017...     $2.64       $3.08       2,384,029
                2016...     $2.43       $2.64       2,998,502
                2015...     $2.52       $2.43       3,196,308
                2014...     $2.35       $2.52       3,810,993
               SFT WELLINGTON CORE EQUITY
                SUB-ACCOUNT(D)(G)(L)(V):
                2018...     $3.34       $3.22         780,891
                2017...     $2.80       $3.34       1,188,713
                2016...     $2.72       $2.80       1,576,950
                2015...     $2.74       $2.72       1,790,978
                2014...     $2.48       $2.74       2,270,021
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $3.28       $2.72         518,996
                2017...     $2.38       $3.28         934,640
                2016...     $2.06       $2.38         912,596
                2015...     $2.61       $2.06         965,949
                2014...     $2.89       $2.61         941,958
                2013...     $2.97       $2.89       1,083,144
                2012...     $2.67       $2.97       1,025,497
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(A):
                2018...     $1.17       $1.08         868,309
                2017...     $1.07       $1.17         856,314
                2016...     $1.03       $1.07         941,038
                2015...     $1.09       $1.03       1,043,267
                2014...     $1.08       $1.09       1,934,401
                2013...     $1.02       $1.08       2,327,353
                2012...     $1.00       $1.02         237,630
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(C):
                2018...     $1.09       $1.01       5,481,581
                2017...     $1.00       $1.09       6,058,802
                2016...     $0.96       $1.00       7,229,975
                2015...     $1.04       $0.96       7,150,301
                2014...     $1.03       $1.04       4,191,357
                2013...     $1.00       $1.03          36,595

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(A):
                2018...     $1.23       $1.11       5,809,566
                2017...     $1.07       $1.23       6,260,276
                2016...     $1.03       $1.07       6,941,223
                2015...     $1.15       $1.03       7,690,416
                2014...     $1.16       $1.15       9,024,217
                2013...     $1.01       $1.16       8,313,482
                2012...     $1.00       $1.01          32,655
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(A):
                2018...     $1.22       $1.12       1,081,146
                2017...     $1.09       $1.22       1,344,175
                2016...     $1.05       $1.09       1,927,812
                2015...     $1.14       $1.05       2,111,709
                2014...     $1.12       $1.14       3,285,042
                2013...     $1.02       $1.12       3,702,593
                2012...     $1.00       $1.02         476,776



1.95% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(B):
                2018...     $1.17       $1.07         1,297
                2017...     $1.05       $1.17         1,274
                2016...     $1.03       $1.05         1,295
                2015...     $1.07       $1.03         1,251
                2014...     $1.04       $1.07         1,287
                2013...     $1.00       $1.04            --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.18       $1.12        26,446
                2017...     $1.16       $1.18        25,968
                2016...     $1.13       $1.16        34,374
                2015...     $1.18       $1.13        66,051
                2014...     $1.16       $1.18        68,468
                2013...     $1.30       $1.16        20,837
                2012...     $1.23       $1.30        17,517
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT:
                2018...     $0.97       $0.94        27,338
                2017...     $0.93       $0.97        24,524
                2016...     $0.92       $0.93        23,576
                2015...     $0.98       $0.92        67,954
                2014...     $0.98       $0.98        41,613
                2013...     $1.03       $0.98            --
                2012...     $0.99       $1.03            --
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $1.68       $1.50        81,270
                2017...     $1.31       $1.68        98,738
                2016...     $1.32       $1.31        86,696
                2015...     $1.26       $1.32        92,756
                2014...     $1.26       $1.26        46,642
                2013...     $0.99       $1.26            --
                2012...     $0.83       $0.99            --
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT:
                2018...     $1.35       $1.18        91,692
                2017...     $1.09       $1.35        92,740
                2016...     $1.09       $1.09        97,367
                2015...     $1.11       $1.09        94,766
                2014...     $1.11       $1.11        80,084
                2013...     $0.88       $1.11            --
                2012...     $0.76       $0.88            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT:
                2018...     $1.92       $1.88            414
                2017...     $1.53       $1.92            447
                2016...     $1.42       $1.53          1,024
                2015...     $1.36       $1.42          2,240
                2014...     $1.27       $1.36            570
                2013...     $1.00       $1.27         60,605
                2012...     $0.86       $1.00             --
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT:
                2018...     $1.93       $1.86        126,174
                2017...     $1.61       $1.93        126,841
                2016...     $1.47       $1.61        127,673
                2015...     $1.48       $1.47        139,549
                2014...     $1.36       $1.48         96,887
                2013...     $1.04       $1.36         27,177
                2012...     $0.90       $1.04             --
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT:
                2018...     $1.26       $1.07          3,306
                2017...     $0.97       $1.26          3,582
                2016...     $0.96       $0.97          4,083
                2015...     $1.02       $0.96         11,605
                2014...     $1.07       $1.02            555
                2013...     $0.90       $1.07             --
                2012...     $0.78       $0.90             --
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT:
                2018...     $1.15       $0.97             --
                2017...     $0.91       $1.15             --
                2016...     $0.88       $0.91             --
                2015...     $0.92       $0.88             --
                2014...     $1.02       $0.92             --
                2013...     $0.94       $1.02             --
                2012...     $0.81       $0.94             --
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT:
                2018...     $1.01       $1.00         25,350
                2017...     $1.02       $1.01         26,651
                2016...     $1.02       $1.02         23,361
                2015...     $1.03       $1.02          7,047
                2014...     $1.00       $1.03             --
                2013...     $1.05       $1.00             --
                2012...     $1.05       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(J):
                2018...     $1.19       $1.21        409,230
                2017...     $0.98       $1.19          4,122
                2016...     $0.95       $0.98          4,291
                2015...     $1.00       $0.95          4,214
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.09       $1.87        101,577
                2017...     $1.89       $2.09        103,638
                2016...     $1.64       $1.89        117,887
                2015...     $1.74       $1.64        115,408
                2014...     $1.64       $1.74        151,401
                2013...     $1.31       $1.64        173,293
                2012...     $1.14       $1.31        236,989
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $3.38       $2.82        102,593
                2017...     $2.86       $3.38        107,479
                2016...     $2.60       $2.86        113,509
                2015...     $2.70       $2.60         84,757
                2014...     $2.59       $2.70        102,350
                2013...     $1.95       $2.59         57,991
                2012...     $1.73       $1.95         70,350

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.73       $1.48        143,174
                2017...     $1.59       $1.73        144,601
                2016...     $1.25       $1.59        318,078
                2015...     $1.37       $1.25        145,084
                2014...     $1.39       $1.37         67,852
                2013...     $1.04       $1.39         28,721
                2012...     $0.90       $1.04          5,052
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(B):
                2018...     $1.11       $1.04          7,756
                2017...     $1.00       $1.11          7,835
                2016...     $0.98       $1.00          7,908
                2015...     $1.06       $0.98          7,804
                2014...     $1.04       $1.06          1,310
                2013...     $1.00       $1.04             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT:
                2018...     $0.99       $0.99          8,489
                2017...     $1.00       $0.99          8,629
                2016...     $1.01       $1.00         13,001
                2015...     $1.03       $1.01         20,602
                2014...     $1.05       $1.03         13,456
                2013...     $1.07       $1.05         12,910
                2012...     $1.06       $1.07         13,467
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.54       $1.31         58,726
                2017...     $1.43       $1.54         57,934
                2016...     $1.27       $1.43         67,142
                2015...     $1.42       $1.27         55,301
                2014...     $1.33       $1.42         39,704
                2013...     $1.01       $1.33             --
                2012...     $0.88       $1.01             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.40       $2.07         63,726
                2017...     $2.08       $2.40         64,443
                2016...     $1.82       $2.08         78,307
                2015...     $1.97       $1.82         60,489
                2014...     $1.85       $1.97         25,382
                2013...     $1.39       $1.85         26,134
                2012...     $1.19       $1.39         10,691
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT:
                2018...     $1.65       $1.46             --
                2017...     $1.52       $1.65             --
                2016...     $1.35       $1.52            526
                2015...     $1.41       $1.35            446
                2014...     $1.32       $1.41         26,794
                2013...     $1.08       $1.32             --
                2012...     $0.98       $1.08             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.52       $1.26          5,544
                2017...     $1.36       $1.52          5,708
                2016...     $1.24       $1.36          9,352
                2015...     $1.34       $1.24          8,914
                2014...     $1.34       $1.34         10,220
                2013...     $1.00       $1.34         43,991
                2012...     $0.90       $1.00          7,855
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.73       $2.53         75,505
                2017...     $2.36       $2.73         79,220
                2016...     $2.47       $2.36         80,936
                2015...     $2.74       $2.47         79,111
                2014...     $2.95       $2.74         73,427
                2013...     $2.41       $2.95        136,683
                2012...     $2.06       $2.41         51,670





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.11       $2.00         29,045
                2017...     $1.93       $2.11         27,813
                2016...     $1.93       $1.93         25,252
                2015...     $1.97       $1.93         25,283
                2014...     $1.87       $1.97         18,535
                2013...     $1.54       $1.87         15,653
                2012...     $1.41       $1.54         14,498
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.81       $2.63         49,386
                2017...     $2.37       $2.81         52,284
                2016...     $2.33       $2.37         52,852
                2015...     $2.39       $2.33         55,040
                2014...     $2.22       $2.39         21,751
                2013...     $1.70       $2.22         23,279
                2012...     $1.46       $1.70             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.21       $2.03         77,096
                2017...     $1.81       $2.21         79,684
                2016...     $1.90       $1.81         85,872
                2015...     $1.88       $1.90         76,218
                2014...     $1.89       $1.88         28,768
                2013...     $1.62       $1.89         31,360
                2012...     $1.40       $1.62          9,585
               IVY VIP HIGH INCOME SUB-ACCOUNT(B)(I):
                2018...     $1.12       $1.08         93,352
                2017...     $1.07       $1.12         99,512
                2016...     $0.94       $1.07        114,697
                2015...     $1.03       $0.94        121,621
                2014...     $1.03       $1.03        117,489
                2013...     $1.00       $1.03         69,003
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.21       $1.78         36,512
                2017...     $1.83       $2.21         39,664
                2016...     $1.85       $1.83         49,316
                2015...     $1.90       $1.85         52,331
                2014...     $1.91       $1.90         60,286
                2013...     $1.56       $1.91         45,959
                2012...     $1.41       $1.56         97,501
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.86       $2.80         43,416
                2017...     $2.30       $2.86         47,836
                2016...     $2.21       $2.30         50,351
                2015...     $2.39       $2.21         51,569
                2014...     $2.26       $2.39         20,366
                2013...     $1.77       $2.26         19,348
                2012...     $1.59       $1.77            543
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(M):
                2018...     $1.03       $0.78        585,759
                2017...     $1.02       $1.03         40,620
                2016...     $0.84       $1.02        128,080
                2015...     $1.10       $0.84        197,111
                2014...     $1.30       $1.10         38,240
                2013...     $1.23       $1.30         10,328
                2012...     $1.23       $1.23         14,690
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.16       $1.09             --
                2017...     $1.04       $1.16             --
                2016...     $1.04       $1.04             --
                2015...     $1.06       $1.04             --
                2014...     $1.05       $1.06             --
                2013...     $1.00       $1.05             --

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.19       $1.11         72,668
                2017...     $1.05       $1.19         73,325
                2016...     $1.04       $1.05         69,299
                2015...     $1.07       $1.04         54,338
                2014...     $1.05       $1.07         24,762
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(C):
                2018...     $1.11       $1.06             --
                2017...     $1.01       $1.11             --
                2016...     $1.02       $1.01             --
                2015...     $1.05       $1.02             --
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $4.02       $3.74         84,078
                2017...     $3.11       $4.02        300,638
                2016...     $3.12       $3.11        217,187
                2015...     $3.27       $3.12        468,395
                2014...     $3.24       $3.27        148,751
                2013...     $2.12       $3.24        159,215
                2012...     $1.69       $2.12         34,380
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(N):
                2018...     $2.80       $2.46         30,843
                2017...     $2.51       $2.80         33,985
                2016...     $1.99       $2.51        146,585
                2015...     $2.15       $1.99         31,991
                2014...     $2.04       $2.15         48,434
                2013...     $1.56       $2.04         35,068
                2012...     $1.34       $1.56         54,055
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(Y):
                2018...     $2.38       $2.45        607,081
                2017...     $2.23       $2.38        101,013
                2016...     $2.01       $2.23        105,141
                2015...     $2.25       $2.01         67,041
                2014...     $2.34       $2.25         89,545
                2013...     $1.52       $2.34         94,293
                2012...     $1.38       $1.52          1,751
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.31       $2.10         49,548
                2017...     $2.09       $2.31         48,367
                2016...     $1.92       $2.09         52,424
                2015...     $2.04       $1.92         49,940
                2014...     $1.87       $2.04         78,314
                2013...     $1.41       $1.87         23,591
                2012...     $1.21       $1.41             --
               JANUS HENDERSON BALANCED SUB-ACCOUNT(Q):
                2018...     $2.36       $2.32         49,174
                2017...     $2.03       $2.36         49,321
                2016...     $1.99       $2.03         49,468
                2015...     $2.02       $1.99         31,631
                2014...     $1.90       $2.02         17,116
                2013...     $1.62       $1.90         17,244
                2012...     $1.46       $1.62             --
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(J)(R):
                2018...     $0.99       $0.96         10,795
                2017...     $0.98       $0.99         11,223
                2016...     $0.97       $0.98         12,252
                2015...     $1.00       $0.97         16,490





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON FORTY SUB-ACCOUNT(S):
                2018...     $3.30       $3.29         33,174
                2017...     $2.59       $3.30         43,326
                2016...     $2.59       $2.59         39,876
                2015...     $2.36       $2.59        123,812
                2014...     $2.22       $2.36         36,502
                2013...     $1.73       $2.22         45,464
                2012...     $1.42       $1.73         43,806
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(T):
                2018...     $1.64       $1.38          6,040
                2017...     $1.47       $1.64          6,015
                2016...     $1.26       $1.47        130,097
                2015...     $1.34       $1.26         15,261
                2014...     $1.26       $1.34         10,584
                2013...     $1.02       $1.26         25,113
                2012...     $0.94       $1.02          6,767
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(U):
                2018...     $2.15       $1.79         49,436
                2017...     $1.68       $2.15         51,995
                2016...     $1.83       $1.68         57,087
                2015...     $2.05       $1.83         38,239
                2014...     $2.38       $2.05         25,874
                2013...     $2.12       $2.38         30,230
                2012...     $1.91       $2.12         38,238
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(J):
                2018...     $1.22       $1.08          7,718
                2017...     $0.98       $1.22          8,024
                2016...     $0.96       $0.98          8,761
                2015...     $1.00       $0.96          8,789
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(O):
                2018...     $0.83       $0.67        181,748
                2017...     $0.63       $0.83        937,027
                2016...     $0.60       $0.63        182,938
                2015...     $0.68       $0.60        167,467
                2014...     $0.73       $0.68         44,247
                2013...     $0.75       $0.73         45,184
                2012...     $0.64       $0.75          7,283
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.24       $1.10             --
                2017...     $1.06       $1.24             --
                2016...     $0.97       $1.06             --
                2015...     $1.02       $0.97             --
                2014...     $0.99       $1.02             --
                2013...     $0.86       $0.99             --
                2012...     $0.77       $0.86             --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.25       $1.15             --
                2017...     $1.12       $1.25             --
                2016...     $1.06       $1.12             --
                2015...     $1.10       $1.06             --
                2014...     $1.08       $1.10             --
                2013...     $0.98       $1.08             --
                2012...     $0.90       $0.98             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.13       $1.08             --
                2017...     $1.08       $1.13             --
                2016...     $1.06       $1.08             --
                2015...     $1.09       $1.06             --
                2014...     $1.08       $1.09             --
                2013...     $1.08       $1.08             --
                2012...     $1.04       $1.08             --

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.26       $1.14         12,986
                2017...     $1.10       $1.26         15,596
                2016...     $1.02       $1.10         15,703
                2015...     $1.06       $1.02         20,950
                2014...     $1.04       $1.06             --
                2013...     $0.91       $1.04             --
                2012...     $0.82       $0.91             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.18       $1.11             --
                2017...     $1.10       $1.18             --
                2016...     $1.05       $1.10             --
                2015...     $1.09       $1.05             --
                2014...     $1.08       $1.09             --
                2013...     $1.02       $1.08             --
                2012...     $0.97       $1.02             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.62       $1.49          2,887
                2017...     $1.40       $1.62          3,001
                2016...     $1.30       $1.40          3,833
                2015...     $1.33       $1.30          5,757
                2014...     $1.23       $1.33         31,592
                2013...     $0.91       $1.23         18,398
                2012...     $0.84       $0.91             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $2.42       $1.91         88,392
                2017...     $1.95       $2.42         84,750
                2016...     $2.04       $1.95         87,483
                2015...     $2.02       $2.04         60,017
                2014...     $2.22       $2.02         15,533
                2013...     $1.80       $2.22         18,575
                2012...     $1.51       $1.80             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(B):
                2018...     $1.21       $1.08          1,250
                2017...     $1.05       $1.21          1,248
                2016...     $1.00       $1.05          1,301
                2015...     $1.08       $1.00          1,280
                2014...     $1.04       $1.08          1,267
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT:
                2018...     $0.97       $0.96         30,495
                2017...     $0.98       $0.97         30,702
                2016...     $0.99       $0.98         39,036
                2015...     $1.01       $0.99         37,556
                2014...     $1.02       $1.01         24,172
                2013...     $1.04       $1.02         15,226
                2012...     $1.00       $1.04         12,932
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT:
                2018...     $1.12       $1.09         61,360
                2017...     $1.09       $1.12         58,358
                2016...     $1.08       $1.09         69,361
                2015...     $1.10       $1.08         68,405
                2014...     $1.08       $1.10         55,386
                2013...     $1.12       $1.08         37,824
                2012...     $1.04       $1.12         25,333
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(L):
                2018...     $2.25       $2.26        122,261
                2017...     $1.75       $2.25         54,802
                2016...     $1.74       $1.75         55,265
                2015...     $1.89       $1.74         45,951
                2014...     $1.76       $1.89         45,214
                2013...     $1.25       $1.76        117,467
                2012...     $1.11       $1.25             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT CORE BOND SUB-ACCOUNT(W)(Z):
                2018...     $1.30       $1.27        243,170
                2017...     $1.27       $1.30        131,190
                2016...     $1.24       $1.27        147,237
                2015...     $1.26       $1.24        170,091
                2014...     $1.21       $1.26        221,908
                2013...     $1.24       $1.21        172,722
                2012...     $1.18       $1.24        277,671
               SFT DYNAMIC MANAGED VOLATILITY SUB-ACCOUNT(B)(X):
                2018...     $1.31       $1.25         46,360
                2017...     $1.14       $1.31         53,003
                2016...     $1.07       $1.14         55,333
                2015...     $1.12       $1.07         55,278
                2014...     $1.06       $1.12         36,427
                2013...     $1.00       $1.06         35,464
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(X):
                2018...     $0.88       $0.87         13,152
                2017...     $0.89       $0.88         15,649
                2016...     $0.91       $0.89         18,326
                2015...     $0.93       $0.91         17,175
                2014...     $0.95       $0.93         18,379
                2013...     $0.97       $0.95         17,643
                2012...     $0.98       $0.97         65,636
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(X):
                2018...     $3.04       $2.64          7,828
                2017...     $2.68       $3.04          8,748
                2016...     $2.28       $2.68        117,444
                2015...     $2.38       $2.28         15,110
                2014...     $2.23       $2.38         16,702
                2013...     $1.71       $2.23         17,524
                2012...     $1.49       $1.71         39,270
               SFT INDEX 500 SUB-ACCOUNT(X):
                2018...     $2.44       $2.27         11,556
                2017...     $2.05       $2.44         12,372
                2016...     $1.87       $2.05         13,431
                2015...     $1.89       $1.87         31,953
                2014...     $1.71       $1.89        138,027
                2013...     $1.32       $1.71            992
                2012...     $1.17       $1.32          4,025
               SFT INTERNATIONAL BOND SUB-ACCOUNT(X):
                2018...     $1.37       $1.36         44,689
                2017...     $1.38       $1.37         49,922
                2016...     $1.36       $1.38         64,500
                2015...     $1.45       $1.36         58,814
                2014...     $1.46       $1.45         49,595
                2013...     $1.49       $1.46         67,838
                2012...     $1.30       $1.49         48,574
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(D)(E)(L):
                2018...     $2.70       $2.71         69,622
                2017...     $2.13       $2.70         80,457
                2016...     $2.15       $2.13        108,543
                2015...     $2.06       $2.15        219,769
                2014...     $1.85       $2.06        196,786
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(D)(F)(L):
                2018...     $2.62       $2.47         85,129
                2017...     $2.14       $2.62         82,550
                2016...     $1.80       $2.14        213,522
                2015...     $1.90       $1.80         88,462
                2014...     $1.78       $1.90         66,279
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(K)(X):
                2018...     $1.16       $1.08             --
                2017...     $1.02       $1.16             --
                2016...     $1.00       $1.02             --
                2015...     $1.00       $1.00             --

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(X):
                2018...     $2.60       $2.42        118,186
                2017...     $2.52       $2.60        116,171
                2016...     $2.46       $2.52        118,782
                2015...     $2.39       $2.46        100,589
                2014...     $1.87       $2.39        349,663
                2013...     $1.88       $1.87         62,405
                2012...     $1.63       $1.88         64,335
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(D)(H)(L):
                2018...     $2.66       $2.35         83,609
                2017...     $2.28       $2.66         83,046
                2016...     $2.10       $2.28        106,827
                2015...     $2.19       $2.10         93,376
                2014...     $2.05       $2.19         71,081
               SFT WELLINGTON CORE EQUITY
                SUB-ACCOUNT(D)(G)(L)(V):
                2018...     $2.75       $2.64         63,532
                2017...     $2.31       $2.75         65,302
                2016...     $2.24       $2.31         65,758
                2015...     $2.27       $2.24         54,651
                2014...     $2.06       $2.27        129,205
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $2.41       $1.99         23,038
                2017...     $1.75       $2.41        292,144
                2016...     $1.52       $1.75         32,951
                2015...     $1.93       $1.52         76,470
                2014...     $2.15       $1.93         20,876
                2013...     $2.21       $2.15         20,094
                2012...     $1.99       $2.21         26,975
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(A):
                2018...     $1.15       $1.06             --
                2017...     $1.06       $1.15             --
                2016...     $1.02       $1.06             --
                2015...     $1.09       $1.02             --
                2014...     $1.07       $1.09             --
                2013...     $1.02       $1.07             --
                2012...     $1.00       $1.02             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(C):
                2018...     $1.08       $0.99           --
                2017...     $0.99       $1.08           --
                2016...     $0.96       $0.99           --
                2015...     $1.03       $0.96           --
                2014...     $1.03       $1.03           --
                2013...     $1.00       $1.03           --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(A):
                2018...     $1.22       $1.09           --
                2017...     $1.05       $1.22           --
                2016...     $1.02       $1.05           --
                2015...     $1.14       $1.02           --
                2014...     $1.15       $1.14           --
                2013...     $1.01       $1.15           --
                2012...     $1.00       $1.01           --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(A):
                2018...     $1.21       $1.10          896
                2017...     $1.08       $1.21          889
                2016...     $1.04       $1.08          900
                2015...     $1.13       $1.04          876
                2014...     $1.12       $1.13          858
                2013...     $1.01       $1.12           --
                2012...     $1.00       $1.01           --

--------

(a) Sub-Account was made available effective May 1, 2012.
(b) Sub-Account was made available effective May 1, 2013.
(c) Sub-Account was made available effective October 4, 2013.
(d) Sub-Account was made available effective May 1, 2014.
(e) Invesco V.I. American Franchise, Ivy VIP Growth, and MFS(R) Investors Growth Stock substituted into SFT Ivy/SM/ Growth effective May 1, 2014.
(f) Ivy VIP Small Cap Growth substituted into SFT Ivy/SM/ Small Cap Growth effective May 1, 2014.
(g) Fidelity(R) VIP Contrafund(R) substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.
(h) American Century VP Value and MFS(R) Value Series substituted into SFT T. Rowe Price Value effective May 1, 2014.
(i) Fidelity(R) VIP High Income substituted into Ivy VIP High Income effective May 1, 2014.
(j) Sub-Account was made available effective May 1, 2015.
(k) Sub-Account was made available effective November 23, 2015.
(l) Putnam VT Voyager Fund merged into the Putnam VT Growth Opportunities Fund effective November 21, 2016.
(m) Ivy VIP Global Natural Resources changes its name to Ivy VIP Natural Resources effective April 28, 2017.
(n) Ivy VIP Small Cap Value changed its name to Ivy VIP Small Cap Core effective April 28, 2017.
(o) Universal Institutional Funds, Inc. Emerging Markets Equity changed its name to Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity effective May 1, 2017.

(p) Putnam VT Growth and Income Fund merged into the Putnam VT Equity Income Fund effective May 15, 2017.
(q) Janus Aspen Balanced Portfolio changed its name to Janus Henderson Balanced Portfolio effective June 5, 2017.
(r) Janus Aspen Flexible Bond Portfolio changed its name to Janus Henderson Flexible Bond Portfolio effective June 5, 2017.
(s) Janus Aspen Forty Portfolio changed its name to Janus Henderson Forty Portfolio effective June 5, 2017.
(t) Janus Aspen Perkins Mid Cap Value Portfolio changed its name to Janus Henderson Mid Cap Value Portfolio effective June 5, 2017.
(u) Janus Aspen Overseas Portfolio changed its name to Janus Henderson Overseas Portfolio effective June 5, 2017.
(v) SFT Pyramis(R) Core Equity changed its name to SFT Wellington Core Equity effective November 20, 2017.
(w) SFT Advantus Bond changed its name to SFT Core Bond effective May 1, 2018.
(x) Securian Funds Trust removed the word "Advantus" from the portfolios' names effective May 1, 2018.
(y) Ivy VIP Micro Cap Growth merged into Ivy VIP Small Cap Growth effective November 2, 2018.
(z) SFT Mortgage Securities merged into SFT Core Bond effective November 30,
    2018.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.81% and 10.00%.

For illustration purposes, an average annual expense equal to 2.31% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.31% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.96% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $612.09

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.81% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                   Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                    [CHART]

                 0.00% Gross            6.82% Gross             10.00% Gross
   Age          (-2.32% Net)            (4.50% Net)              (7.68% Net)
  -----         ------------            -----------             ------------
   65               $612                    $612                     $612
   68               $500                    $612                     $670
   71               $409                    $612                     $733
   74               $334                    $612                     $802
   77               $273                    $612                     $878
   80               $223                    $612                     $961
   83               $182                    $612                   $1,052
   86               $149                    $612                   $1,151
   89               $121                    $612                   $1,260
   92                $99                    $612                   $1,379
   95                $81                    $612                   $1,509
   98                $66                    $612                   $1,651




VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                                  MONTHLY ANNUITY INCOME BASED ON
                                    HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------
                                 0.00% GROSS  6.81% GROSS 10.00% GROSS
          BEGINNING OF YEAR  AGE (-2.31% NET) (4.50% NET) (7.69% NET)
          -----------------  --- ------------ ----------- ------------
                 1.......... 65      $612        $612        $  612
                 4.......... 68      $500        $612        $  670
                 7.......... 71      $409        $612        $  733
                 10......... 74      $334        $612        $  802
                 13......... 77      $273        $612        $  878
                 16......... 80      $223        $612        $  961
                 19......... 83      $182        $612        $1,052
                 22......... 86      $149        $612        $1,151
                 25......... 89      $121        $612        $1,260
                 28......... 92      $ 99        $612        $1,379
                 31......... 95      $ 81        $612        $1,509
                 34......... 98      $ 66        $612        $1,651



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $537.11.

                  APPENDIX C -- TYPES OF QUALIFIED CONTRACTS

Individual and employer sponsored tax qualified retirement plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a tax qualified plan.

INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of tax qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to IRS mandated special disclosure requirements. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of tax qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the non deductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity Owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the Owner's death; (3) the annuity Owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

APPENDIX D -- EXAMPLES OF THE HIGHEST ANNIVERSARY VALUE II DEATH BENEFIT OPTION

Below are several examples that are designed to help show how the Highest Anniversary Value II (HAV II) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $100,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, and Contract Value vary relative to one another during periods of positive and negative market fluctuations.

                          CONTRACT                                   PURCHASE                DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST   BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE    HAV II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- --------
Beginning of Year 1.. 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000
Beginning of Year 2.. 68  $106,000       --     --      $106,000     $100,000    $106,000   $106,000
Beginning of Year 3.. 69  $120,000       --     --      $120,000     $100,000    $120,000   $120,000
Beginning of Year 4.. 70  $128,000       --     --      $128,000     $100,000    $128,000   $128,000
Beginning of Year 5.. 71  $108,000       --     --      $108,000     $100,000    $128,000   $128,000
Beginning of Year 6.. 72  $100,000       --     --      $100,000     $100,000    $128,000   $128,000
Beginning of Year 7.. 73  $156,000       --     --      $156,000     $100,000    $156,000   $156,000
Beginning of Year 8.. 74  $160,000       --     --      $160,000     $100,000    $160,000   $160,000
Beginning of Year 9.. 75  $125,000       --     --      $125,000     $100,000    $160,000   $160,000
Beginning of Year 10. 76  $141,000       --     --      $141,000     $100,000    $160,000   $160,000
Beginning of Year 11. 77  $160,000       --     --      $160,000     $100,000    $160,000   $160,000
Beginning of Year 12. 78  $155,000       --     --      $155,000     $100,000    $160,000   $160,000
Beginning of Year 13. 79  $163,000       --     --      $163,000     $100,000    $163,000   $163,000
Beginning of Year 14. 80  $140,000       --     --      $140,000     $100,000    $163,000   $163,000
Beginning of Year 15. 81  $155,000       --     --      $155,000     $100,000    $163,000   $163,000
Beginning of Year 16. 82  $165,000       --     --      $165,000     $100,000    $163,000   $165,000

In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000 and the Highest Anniversary Value is increased to the current Contract Value. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value, resulting in a death benefit of $106,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value, resulting in a death benefit of $128,000.

In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner's 80th birthday; the last anniversary at which the Highest Anniversary Value has the potential to increase.

EXAMPLE #2 -- INITIAL VALUES AT ISSUE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2 -- 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

                          CONTRACT                                   PURCHASE                DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST   BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE    HAV II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- --------
Beginning of Year 1.. 67     --    $100,000     --      $100,000     $100,000    $100,000   $100,000

Initial Highest Anniversary Value = initial Purchase Payment = $100,000.

Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($100,000, $100,000, $100,000) = $100,000.

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING THE FIRST CONTRACT
YEAR.

If additional Purchase Payments are received, the Highest Anniversary Value will increase by the amount of the Purchase Payment.

                          CONTRACT                                   PURCHASE                DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST   BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE    HAV II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- --------
Beginning of Year 1.. 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000     --      $125,000     $120,000    $120,000   $125,000

After the additional Purchase Payment:

Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($125,000, $120,000, $120,000) = $125,000.

EXAMPLE #4 -- HIGHEST ANNIVERSARY VALUE INCREASE ON CONTRACT ANNIVERSARY.

On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.

                          CONTRACT                                   PURCHASE                DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST   BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE    HAV II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- --------
Beginning of Year 1.. 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000     --      $125,000     $120,000    $120,000   $125,000
Beginning of Year 2.. 68  $130,000       --     --      $130,000     $120,000    $130,000   $130,000

After the increase:

Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($130,000, $120,000, $130,000) = $130,000.

EXAMPLE #5 -- WITHDRAWAL FROM CONTRACT VALUE.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal.

                          CONTRACT                                   PURCHASE                DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST   BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE    HAV II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- --------
Beginning of Year 1.. 67        -- $100,000       --    $100,000     $100,000    $100,000   $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000       --    $125,000     $120,000    $120,000   $125,000
Beginning of Year 2.. 68  $130,000       --       --    $130,000     $120,000    $130,000   $130,000
Activity 6 months
  later.............. 68  $126,000       --   $5,000    $121,000     $115,238    $124,841   $124,841

After the withdrawal:

Purchase Payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal - [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $126,000] = $115,238.

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal - [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 - [$130,000 x $5,000 / $126,000] = $124,841.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($121,000, $115,238, $124,841) = $124,841.

           APPENDIX E -- EXAMPLES OF PREMIER II DEATH BENEFIT OPTION

Below are several examples that are designed to help show how the Premier II death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $100,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, 5% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.

                          CONTRACT                                   PURCHASE                          DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000  $100,000
Beginning of Year 2.. 68  $106,000       --     --      $106,000     $100,000    $106,000   $105,000  $106,000
Beginning of Year 3.. 69  $120,000       --     --      $120,000     $100,000    $120,000   $110,250  $120,000
Beginning of Year 4.. 70  $128,000       --     --      $128,000     $100,000    $128,000   $115,763  $128,000
Beginning of Year 5.. 71  $108,000       --     --      $108,000     $100,000    $128,000   $121,551  $128,000
Beginning of Year 6.. 72  $100,000       --     --      $100,000     $100,000    $128,000   $127,628  $128,000
Beginning of Year 7.. 73  $156,000       --     --      $156,000     $100,000    $156,000   $134,010  $156,000
Beginning of Year 8.. 74  $160,000       --     --      $160,000     $100,000    $160,000   $140,710  $160,000
Beginning of Year 9.. 75  $125,000       --     --      $125,000     $100,000    $160,000   $147,746  $160,000
Beginning of Year 10. 76  $141,000       --     --      $141,000     $100,000    $160,000   $155,133  $160,000
Beginning of Year 11. 77  $160,000       --     --      $160,000     $100,000    $160,000   $162,889  $162,889
Beginning of Year 12. 78  $155,000       --     --      $155,000     $100,000    $160,000   $171,034  $171,034
Beginning of Year 13. 79  $163,000       --     --      $163,000     $100,000    $163,000   $179,586  $179,586
Beginning of Year 14. 80  $140,000       --     --      $140,000     $100,000    $163,000   $188,565  $188,565
Beginning of Year 15. 81  $155,000       --     --      $155,000     $100,000    $163,000   $188,565  $188,565
Beginning of Year 16. 82  $165,000       --     --      $165,000     $100,000    $163,000   $188,565  $188,565

In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000 and the Highest Anniversary Value is increased to the current Contract Value. The 5% Increase Value is calculated as the prior 5% Increase Value, accumulated at 5% for a year ($100,000 * 1.05 ^ (365 / 365) = $105,000). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value, resulting in a death benefit of $106,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The prior 5% Increase Value is accumulated at 5% ($115,763 * 1.05 ^ (365 / 365) = $121,551). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value, resulting in a death benefit of $128,000.

In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner's 80th birthday; the last anniversary at which the Highest Anniversary Value and 5% Increase Value have the potential to increase.

EXAMPLE #2 -- INITIAL VALUES AT ISSUE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2 -- 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

                          CONTRACT                                   PURCHASE                          DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67     --    $100,000     --      $100,000     $100,000    $100,000   $100,000  $100,000

Initial Highest Anniversary Value = initial Purchase Payment = $100,000.

Initial 5% Increase Value = initial Purchase Payment = $100,000.

Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($100,000, $100,000, $100,000, $100,000) = $100,000.

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING THE FIRST CONTRACT
YEAR.

If additional Purchase Payments are received, the Highest Anniversary Value and 5% Increase Value will increase by the amount of the Purchase Payment.

                          CONTRACT                                   PURCHASE                          DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000  $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000     --      $125,000     $120,000    $120,000   $122,470  $125,000

After the additional Purchase Payment:

Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

5% Increase Value = 5% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount, subject to the Maximum Increase Value of 200% of Purchase Payments adjusted for withdrawals = Minimum of ($100,000 * (1.05 ^ (6/12)) + $20,000, 200% *
$120,000) = $122,470.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($125,000, $120,000, $120,000, $122,470) = $125,000.

EXAMPLE #4 -- HIGHEST ANNIVERSARY VALUE INCREASE ON CONTRACT ANNIVERSARY.

On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.

                          CONTRACT                                   PURCHASE                          DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000  $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000     --      $125,000     $120,000    $120,000   $122,470  $125,000
Beginning of Year 2.. 68  $130,000       --     --      $130,000     $120,000    $130,000   $125,494  $130,000

After the increase:

Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

5% Increase Value = prior 5% Increase Value accumulated until the beginning of year 2 = Minimum of ($122,470 * (1.05 ^ (6/12)), 200% * $120,000) = $125,494.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($130,000, $120,000, $130,000, $125,494) = $130,000.

EXAMPLE #5 -- WITHDRAWAL FROM CONTRACT VALUE.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal. The 5% Increase Value will be reduced by the amount of the withdrawal.

                          CONTRACT                                   PURCHASE                          DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000       --    $100,000     $100,000    $100,000   $100,000  $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000       --    $125,000     $120,000    $120,000   $122,470  $125,000
Beginning of Year 2.. 68  $130,000       --       --    $130,000     $120,000    $130,000   $125,494  $130,000
Activity 6 months
  later.............. 68  $126,000       --   $5,000    $121,000     $115,238    $124,841   $123,593  $124,841

After the withdrawal:

Purchase Payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal - [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $126,000] = $115,238.

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal - [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 - [$130,000 x $5,000 / $126,000] = $124,841.

5% Increase Value = 5% Increase Value prior to the withdrawal accumulated until the time of the withdrawal and reduced for the withdrawal = Minimum of ($125,494 * (1.05 ^ (6/12)) - $5,000, 200% * $115,238) = $123,593.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($121,000, $115,238, $124,841, $123,539) = $124,841.

        APPENDIX F -- EXAMPLES OF ESTATE ENHANCEMENT BENEFIT II OPTION

Below are several examples that are designed to help show how the Estate Enhancement Benefit II option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- INITIAL VALUES ON ISSUE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT   REMAINING   MAXIMUM     ESTATE
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   PAYMENTS     BASIS      BENEFIT
--------------------  --- -------- -------- ---------- ----------- --------- ----------- -----------
Beginning of Year 1.. 69     --    $100,000     --      $100,000   $100,000   $200,000       --

Initial Maximum Enhancement Basis = Purchase Payments * 200% = 100,000 * 200% = 200,000.

Initial Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($100,000 - $100,000) = 0.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING THE FIRST CONTRACT
YEAR.

If additional Purchase Payments are received, the Contract Value, Purchase Payments adjusted for withdrawals, and remaining Purchase Payments are increased by the Purchase Payment.

                             CONTRACT
                              VALUE   PURCHASE             CONTRACT   REMAINING   MAXIMUM     ESTATE
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   PAYMENTS     BASIS      BENEFIT
--------------------     --- -------- -------- ---------- ----------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000     --      $100,000   $100,000   $200,000         --
Activity 6 months later. 69  $105,000 $ 20,000     --      $125,000   $120,000   $240,000     $2,000

After the additional Purchase Payment:

Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = ($100,000 + $20,000) * 200% = $240,000.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($125,000 - $120,000) = $2,000.

EXAMPLE #3 -- WITHDRAWAL FROM CONTRACT VALUE.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to Purchase Payments in the Maximum Enhancement Basis calculation based on the Contract Value prior to the withdrawal.

                             CONTRACT
                              VALUE   PURCHASE             CONTRACT   REMAINING   MAXIMUM     ESTATE
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   PAYMENTS     BASIS      BENEFIT
--------------------     --- -------- -------- ---------- ----------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000       --    $100,000   $100,000   $200,000         --
Activity 6 months later. 69  $105,000 $ 20,000       --    $125,000   $120,000   $240,000     $2,000
Beginning of Year 2..... 70  $130,000       --       --    $130,000   $120,000   $240,000     $4,000
Activity 6 months later. 70  $133,000       --   $5,000    $128,000   $120,000   $230,977     $3,200

After the withdrawal:

Purchase Payments adjusted for withdrawals are adjusted on a Pro-rata Basis = Purchase Payments adjusted for withdrawals prior to the withdrawal - [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $133,000] = $115,489.

Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.

Remaining Purchase Payments: the withdrawal will be allocated to contract gain up to the free withdrawal amount, and then to Purchase Payments on a first in, first out, basis. Therefore, remaining Purchase Payments = $120,000.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($128,000 - $120,000) = $3,200.

EXAMPLE #4 -- DECREASES IN CONTRACT VALUES.

Decreases in Contract Value can cause a drop in benefit amount; however, this amount will never be less than $0.

                             CONTRACT
                              VALUE   PURCHASE             CONTRACT   REMAINING   MAXIMUM     ESTATE
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   PAYMENTS     BASIS      BENEFIT
--------------------     --- -------- -------- ---------- ----------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000       --    $100,000   $100,000   $200,000         --
Activity 6 months later. 69  $105,000 $ 20,000       --    $125,000   $120,000   $240,000     $2,000
Beginning of Year 2..... 70  $130,000       --       --    $130,000   $120,000   $240,000     $4,000
Activity 6 months later. 70  $133,000       --   $5,000    $128,000   $120,000   $230,977     $3,200
Beginning of Year 3..... 71  $122,000       --       --    $122,000   $120,000   $230,977     $  800
Beginning of Year 4..... 72  $115,000       --       --    $115,000   $120,000   $230,977         --
Beginning of Year 5..... 73  $118,000       --       --    $118,000   $120,000   $230,977         --
Beginning of Year 6..... 74  $123,000       --       --    $123,000   $120,000   $230,977     $1,200

Values in the beginning of year 4:

Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($115,000 - $120,000) = -$2,000.

Benefit may not be less than zero so no benefit is due.

    APPENDIX G -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Optional Living Benefit Riders -- Guaranteed Minimum Income Benefit Option." The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate Annuity Payment amounts using the default Annuity Payment option of life with a period certain of 60 months.

                                    [CHART]



                                                                                                           FIXED
                                                                                                          ANNUITY
                                                                                                          PAYMENT
                          CONTRACT                                                                GMIB   GUARANTEED
                           VALUE   PURCHASE             CONTRACT     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- ----------- ----------- -------- -------- ------- ----------
Beginning of Year 1.. 67       --  $50,000      --       $50,000     $50,000   $ 50,000 $ 50,000     --        --
Beginning of Year 2.. 68  $53,000       --      --       $53,000     $53,000   $ 52,500 $ 53,000     --        --
Beginning of Year 3.. 69  $60,000       --      --       $60,000     $60,000   $ 55,125 $ 60,000     --        --
Beginning of Year 4.. 70  $64,000       --      --       $64,000     $64,000   $ 57,881 $ 64,000     --        --
Beginning of Year 5.. 71  $54,000       --      --       $54,000     $64,000   $ 60,775 $ 64,000     --        --
Beginning of Year 6.. 72  $60,000       --      --       $60,000     $64,000   $ 63,814 $ 64,000     --        --
Beginning of Year 7.. 73  $78,000       --      --       $78,000     $78,000   $ 78,000 $ 78,000     --        --
Beginning of Year 8.. 74  $80,000       --      --       $80,000     $80,000   $ 81,900 $ 81,900     --        --
Beginning of Year 9.. 75  $62,500       --      --       $62,500     $80,000   $ 85,995 $ 85,995     --        --
Beginning of Year 10. 76  $70,500       --      --       $70,500     $80,000   $ 90,295 $ 90,295     --        --
Beginning of Year 11. 77  $80,000       --      --       $80,000     $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of Year 12. 78  $85,000       --      --       $85,000     $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of Year 13. 79  $80,000       --      --       $80,000     $85,000   $104,527 $104,527 $6,931    $7,215

                                                                                                           FIXED
                                                                                                          ANNUITY
                                                                                                          PAYMENT
                          CONTRACT                                                                GMIB   GUARANTEED
                           VALUE   PURCHASE             CONTRACT     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- ----------- ----------- -------- -------- ------- ----------
Beginning of Year 14. 80  $70,000     --        --       $70,000     $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of Year 15. 81  $68,000     --        --       $68,000     $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of Year 16. 82  $73,000     --        --       $73,000     $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the Contract Value increases. The Contract Value has increased to $53,000 and the Highest Anniversary Value is reset to the current Contract Value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the Contract Value decreases. The Contract Value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior Contract Anniversary.

Beginning with the 10th Contract Anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male Annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of Fixed Annuity Payment provided by the Contract Value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial Purchase Payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, additional Purchase Payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6 / 12) = $102,470) and then increased by the new Purchase Payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000     --      $112,000    $110,000   $112,470 $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2 the Contract Value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second Contract Year is less than 5% of the Roll-up Value as of the prior Contract Anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for 6 months of interest and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a Pro-rata Basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the Contract Value immediately before the withdrawal. The Contract Value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second Contract Year is applied on a Pro-rata Basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000       --    $112,000    $110,000   $112,470 $112,470
Beginning of Year 2.. 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
Activity 6 months
  later.............. 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the Contract Value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6 / 12) = $115,886).

The withdrawal of $8,000 during the third Contract Year is greater than 5% of the Roll-up Value as of the prior Contract Anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a Pro-rata Basis. The Contract Value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6 / 12) = $118,748) and then the withdrawal is applied
($118,748 - $118,748 * $8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a Pro-rata Basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 - $118,000 * $8,000 / $102,000 = $108,745).

                             CONTRACT
                              VALUE   PURCHASE             CONTRACT     HIGHEST
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------     --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1..... 60        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 60  $102,000 $ 10,000       --    $112,000    $110,000   $112,470 $112,470
Beginning of Year 2..... 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
Activity 6 months later. 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093
Beginning of Year 3..... 62  $118,000       --       --    $118,000    $118,000   $115,886 $118,000
Activity 6 months later. 62  $102,000       --   $8,000    $ 94,000    $108,745   $109,434 $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The Owner may elect to reset the Roll-up Value to the Contract Value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the Contract Anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the Contract Value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted Contract Anniversary. Upon reset, the Roll-up Value is set to the current Contract Value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the Owner could not annuitize until their 13th Contract Anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male Annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB Benefit Base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of Fixed Annuity Payment provided by the Contract Value under the minimum contract guarantees.

                                                                                                   FIXED
                                                                                                  ANNUITY
                                                                                                  PAYMENT
                  CONTRACT                                                                GMIB   GUARANTEED
                   VALUE   PURCHASE             CONTRACT     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- ----------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --      $100,000    $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $105,000       --     --      $105,000    $105,000   $105,000 $105,000      --       --
Beginning of
  Year 3..... 62  $113,000       --     --      $113,000    $113,000   $110,250 $113,000      --       --
Beginning of
  Year 4..... 63  $126,000       --     --      $126,000    $126,000   $126,000 $126,000      --       --
Beginning of
  Year 5..... 64  $128,000       --     --      $128,000    $128,000   $132,300 $132,300      --       --
Beginning of
  Year 6..... 65  $125,000       --     --      $125,000    $128,000   $138,915 $138,915      --       --
Beginning of
  Year 7..... 66  $129,000       --     --      $129,000    $129,000   $145,861 $145,861      --       --
Beginning of
  Year 8..... 67  $134,000       --     --      $134,000    $134,000   $153,154 $153,154      --       --
Beginning of
  Year 9..... 68  $126,000       --     --      $126,000    $134,000   $160,811 $160,811      --       --
Beginning of
  Year 10.... 69  $138,000       --     --      $138,000    $138,000   $168,852 $168,852      --       --
Beginning of
  Year 11.... 70  $141,000       --     --      $141,000    $141,000   $177,295 $177,295      --       --
Beginning of
  Year 12.... 71  $146,000       --     --      $146,000    $146,000   $186,159 $186,159      --       --
Beginning of
  Year 13.... 72  $148,000       --     --      $148,000    $148,000   $195,467 $195,467      --       --
Beginning of
  Year 14.... 73  $149,000       --     --      $149,000    $149,000   $205,241 $205,241 $10,632  $11,122

   APPENDIX H -- EXAMPLES OF THE OVATION LIFETIME INCOME II SINGLE AND JOINT
                                    OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income II (Single and Joint) rider functions. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled 'Optional Living Benefit Riders'. Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner for Ovation II -- Single.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64     --    $100,000     --      $100,000   $100,000   $4,500

Initial benefit base = initial Purchase Payment = 100,000.

Initial GAI = initial benefit base X annual income percentage = 100,000 X 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional Purchase Payments are received, the benefit base will increase by the amount of the Purchase Payment. For each subsequent Purchase Payment, the GAI will be increased by an amount equal to the amount of the Purchase Payment multiplied by the annual income percentage based on the applicable age as of the date of the Purchase Payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64       --  $100,000     --      $100,000   $100,000   $4,500
Activity (Purchase Payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,500

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (Purchase Payment amount X annual income percentage) = 4,500 + (20,000 X 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each Contract Anniversary (reset date), the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64        -- $100,000     --      $100,000   $100,000   $4,500
Activity (Purchase Payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each Contract Anniversary, for the first 10 years following the rider effective date, after each Contract Year in which there have been no withdrawals, the benefit base from the prior Contract Anniversary, plus any Purchase Payments made during the Contract Year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the Contract Anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first Contract Anniversary.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64        -- $100,000     --      $100,000   $100,000   $4,500
Activity (Purchase Payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior Contract Anniversary plus Purchase Payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior Contract Anniversary plus Purchase Payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base X annual income percentage = 127,200 X 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI, FOLLOWED BY SUBSEQUENT YEARS OF NO WITHDRAWALS.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a Contract Year will not be carried over to the next Contract Year.

                                      CONTRACT                                          GUARANTEED
                                       VALUE   PURCHASE             CONTRACT              ANNUAL
                                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                     --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1.............. 64        -- $100,000       --    $100,000   $100,000   $4,500
Activity (Purchase Payment)...... 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset............... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2.............. 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)............ 66  $120,000       --   $6,360    $113,640   $120,840   $6,360
Beginning of Year 3.............. 66  $118,500       --       --    $118,500   $120,840   $6,360
Beginning of Year 4 Benefit Base
  Enhancement.................... 67  $119,600       --       --    $119,600   $128,090   $6,404

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

The GAI remains unchanged.

At the beginning of year 3, the Contract Value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.

At the beginning of year 4, the Contract Value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.

Benefit base = benefit base on the prior Contract Anniversary plus Purchase Payments received, multiplied by 106%. No additional Purchase Payments were received so the new benefit base is $120,840 X 106% = $128,090.

GAI = benefit base X annual income percentage = 128,090 X 5% = 6,404.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the Contract Value prior to the amount of the withdrawal that exceeds the GAI for the Contract Year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64        -- $100,000       --    $100,000   $100,000   $4,500
Activity (Purchase Payment). 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360    $113,640   $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640    $ 60,000   $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / Contract Value prior to the withdrawal] = 120,840 - [120,840 X 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / Contract Value prior to the withdrawal] = 6,360 - [6,360 X 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / Contract Value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) X
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / Contract Value prior to the excess withdrawal] = 6,360 - [6,360 X (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on Contract Value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 44        -- $100,000       --    $100,000   $100,000   $4,500
Activity (Purchase Payment). 45  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --       --    $122,000   $122,000   $5,490
Benefit Base Enhancement.... 45  $122,000       --       --    $122,000   $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --    $122,000   $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724    $114,276   $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = 127,200 - [127,200 X 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal X 4.5% = 121,133 X 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10th Contract Anniversary or the Contract Anniversary on or immediately following the 70/th/ birthday of the oldest Owner (or Annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of Purchase Payments in the first rider year + 100% of Purchase Payments after the first rider year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64        -- $100,000     --      $100,000   $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --      $119,000   $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000  $ 6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --      $128,000   $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --      $113,000   $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --      $108,000   $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --      $110,000   $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --      $126,000   $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --      $130,000   $180,436  $ 9,022
Activity (Purchase Payment). 71  $132,000 $ 15,000     --      $147,000   $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --      $141,000   $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --      $145,000   $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --      $150,000   $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior Contract Anniversary benefit base + Purchase Payments received during the Contract Year] x 106%, and

   (b) is the Contract Value, and

   (c) is 200% of the initial benefit base + 200% of Purchase Payments in the first rider year + 100% of Purchase Payments after the first rider year.

= the greater of

   (a) 219,591 X 106% = 232,766

   (b) 150,000

   (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

 APPENDIX I -- EXAMPLES OF THE MYPATH HIGHEST ANNIVERSARY DEATH BENEFIT SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Highest Anniversary Death Benefit -- Single and MyPath Highest Anniversary Death Benefit -- Joint riders function. A level GAI of $4,000 is assumed for illustration purposes in the examples below. Additional information on how to calculate GAI can be found in the MyPath Core Flex and MyPath Value descriptions in the section of this Prospectus entitled "Optional Living Benefit Riders." A complete description of this optional contract feature can be found in the section of this Prospectus entitled "Death Benefits - Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life (youngest Designated Life for the Joint option).

                            CONTRACT                     CONTRACT   HIGHEST
                             VALUE   PURCHASE             VALUE   ANNIVERSARY
                             BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
   CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
   -------------        --- -------- -------- ---------- -------- -----------
   Beginning of Year 1. 63     $0    $100,000     --     $100,000  $100,000

Initial Highest Anniversary Death Benefit = initial Purchase Payment = $100,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT IN THE FIRST CONTRACT YEAR.

If additional Purchase Payments are received, the Highest Anniversary Death Benefit will increase by the amount of the Purchase Payment.

                                 CONTRACT                     CONTRACT   HIGHEST
                                  VALUE   PURCHASE             VALUE   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
-------------                --- -------- -------- ---------- -------- -----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000  $100,000
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000  $120,000

After the additional Purchase Payment:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

EXAMPLE #3 -- HIGHEST ANNIVERSARY DEATH BENEFIT ON CONTRACT ANNIVERSARY.

On each Contract Anniversary, prior to age 80, the Highest Anniversary Death Benefit is increased to the Contract Value if the Contract Value is greater than the then current Highest Anniversary Death Benefit.

                                 CONTRACT                     CONTRACT   HIGHEST
                                  VALUE   PURCHASE             VALUE   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
-------------                --- -------- -------- ---------- -------- -----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000  $100,000
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000  $120,000
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000  $126,000

After the Contract Anniversary:

Highest Anniversary Death Benefit = greater of Contract Value or Highest Anniversary Death Benefit prior to the Contract Anniversary = maximum of ($126,000, $120,000) = $126,000.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING A CONTRACT YEAR LESS THAN OR EQUAL TO GAI.

After the benefit date, cumulative amounts withdrawn up to the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit.

                                 CONTRACT                     CONTRACT   HIGHEST
                                  VALUE   PURCHASE             VALUE   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
-------------                --- -------- -------- ---------- -------- -----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000  $100,000
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000  $120,000
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000  $126,000
Activity (withdrawal)....... 64  $130,000 $      0   $4,000   $126,000  $122,000

After the withdrawal:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal -- amount of the withdrawal = $126,000 - $4,000 = $122,000.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING A CONTRACT YEAR THAT EXCEED THE GAI.

After the benefit date, cumulative amounts withdrawn in excess of the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit on the amounts less than or equal to the remaining GAI and an adjustment on a Pro-rata Basis to the Highest Anniversary Death Benefit for the amount of the excess withdrawal. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                     CONTRACT   HIGHEST
                                  VALUE   PURCHASE             VALUE   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
-------------                --- -------- -------- ---------- -------- -----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000  $100,000
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000  $120,000
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000  $126,000
Activity (withdrawal)....... 64  $130,000 $      0   $4,000   $126,000  $122,000
Beginning of Year 3......... 65  $129,000 $      0       --   $129,000  $129,000
Activity (withdrawal)....... 65  $130,000 $      0   $8,000   $122,000  $121,032

At the beginning of year 3:

Highest Anniversary Death Benefit = greater of Contract Value or Highest Anniversary Death Benefit prior to the Contract Anniversary = maximum of ($129,000, $122,000) = $129,000

After the excess withdrawal:

Highest Anniversary Death Benefit = [Highest Anniversary Death Benefit prior to the withdrawal -- remaining GAI] -- [(Highest Anniversary Value prior to withdrawal -- remaining GAI) x amount of excess withdrawal / (Contract Value prior to the withdrawal -- remaining GAI)] = ($129,000 - $4,000) - [($129,000 -
$4,000) x ($8,000 - $4,000) / ($130,000 - $4,000)] = $121,032.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Death Benefit.

                                 CONTRACT                     CONTRACT   HIGHEST
                                  VALUE   PURCHASE             VALUE   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
-------------                --- -------- -------- ---------- -------- -----------
Beginning of Year 1......... 45  $      0 $100,000       --   $100,000  $100,000
Activity (purchase payment). 45  $105,000 $ 20,000       --   $125,000  $120,000
Beginning of Year 2......... 46  $126,000 $      0       --   $126,000  $126,000
Activity (withdrawal)....... 46  $130,000 $      0   $4,000   $126,000  $122,123

After the withdrawal:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal -- [Highest Anniversary Death Benefit prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 X $4,000 / $130,000] = $122,123.

    APPENDIX J - EXAMPLES OF THE MYPATH CORE FLEX SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Core Flex (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         CONTRACT                     CONTRACT                                 GUARANTEED
                          VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $100,000 $100,000  $100,000      4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.10%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.

EXAMPLE #3 -- BENEFIT BASE ENHANCEMENT.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000 $127,200  $120,000      4.10%     $5,215

After the enhancement:

Enhancement = the enhancement base X enhancement rate = $120,000 X 6.0% =
$7,200.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $7,200 = $127,200

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $127,200) = $127,200; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.

GAI = new benefit base X annual income percentage = $127,200 X 4.10% = $5,215.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $127,200  $120,000      4.10%     $5,215
Activity (withdrawal)....... 64  $130,000 $      0   $5,215   $124,785 $127,200  $120,000      4.10%     $5,215

After the withdrawal: Benefit base = no impact = $127,200.

Enhancement base = no impact= $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $127,200  $120,000      4.10%     $5,215
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,215   $124,785 $127,200  $120,000      4.10%     $5,215
Beginning of Year 3......... 65  $129,000 $      0       --   $129,000 $129,000  $129,000      5.10%     $6,579
Activity (withdrawal)....... 65  $130,000 $      0  $60,000   $ 70,000 $ 73,164  $ 73,164      5.10%     $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $127,200) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%

GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 -
$6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal -- [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 45  $      0 $100,000       --   $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 45  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 46  $126,000 $      0       --   $126,000 $127,200  $120,000      4.10%     $5,215
Activity (withdrawal)....... 46  $130,000 $      0   $5,215   $124,785 $122,097  $115,186      4.10%     $5,006

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $127,200 - [$127,200 X $5,215 / $130,000] = $122,097.

Enhancement base = enhancement base prior to the withdrawal -- [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 X $5,215 / $130,000] = $115,186.

GAI = new benefit base X annual income percentage = $122,097 X 4.10% = $5,006.

      APPENDIX K - EXAMPLES OF THE MYPATH ASCEND SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Ascend (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

The examples are based on contracts applied for on or after July 21, 2014, for purposes of the applicable annual income percentage and corresponding GAI. For contracts applied for prior to July 21, 2014, the benefit base calculations are identical to the examples provided in the appendices, but the annual income percentage and corresponding GAI will be different based on the applicable annual income percentage in effect at that time.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         CONTRACT                     CONTRACT                                 GUARANTEED
                          VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $100,000 $100,000  $100,000      4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.10%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
       CONTRACT YEAR         AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
       -------------         --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.

EXAMPLE #3 -- BENEFIT BASE ENHANCEMENT.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000 $128,400  $120,000      4.10%     $5,264

After the enhancement:

Enhancement = the enhancement base X enhancement rate = $120,000 X 7.0% =
$8,400.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.

GAI = new benefit base X annual income percentage = $128,400 X 4.10% = $5,264.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.10%     $5,264
Activity (withdrawal)....... 64  $130,000 $      0   $5,264   $124,736 $128,400  $120,000      4.10%     $5,264

After the withdrawal:

Benefit base = no impact = $128,400.

Enhancement base = no impact= $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.10%     $5,264
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,264   $124,736 $128,400  $120,000      4.10%     $5,264
Beginning of Year 3......... 65  $129,000 $      0       --   $129,000 $129,000  $129,000      5.10%     $6,579
Activity (withdrawal)....... 65  $130,000 $      0  $60,000   $ 70,000 $ 73,164  $ 73,164      5.10%     $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%

GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 -
$6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal -- [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
       CONTRACT YEAR         AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
       -------------         --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 45  $      0 $100,000       --   $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 45  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 46  $126,000 $      0       --   $126,000 $128,400  $120,000      4.10%     $5,264
Activity (withdrawal)....... 46  $130,000 $      0   $5,264   $124,736 $123,200  $115,141      4.10%     $5,051

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 - [$128,400 X $5,264 / $130,000] = $123,200.

Enhancement base = enhancement base prior to the withdrawal -- [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 X $5,264 / $130,000] = $115,141.

GAI = new benefit base X annual income percentage = $123,200 X 4.10% = $5,051.

      APPENDIX L - EXAMPLES OF THE MYPATH SUMMIT SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Summit (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         CONTRACT                     CONTRACT                     GUARANTEED
                          VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $100,000 $100,000    4.35%     $4,350

Initial benefit base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.35%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.35% = $4,350.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000    4.35%     $5,220

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.35% = $5,220.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000 $126,000    4.35%     $5,481

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.35%.

GAI = new benefit base X annual income percentage = $126,000 X 4.35% = $5,481.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.35%     $5,481
Activity (withdrawal)....... 64  $130,000 $      0   $5,481   $124,519 $126,000    4.35%     $5,481

After the withdrawal:

Benefit base = no impact = $126,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.35%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.35%     $5,481
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,481   $124,519 $126,000    4.35%     $5,481
Beginning of Year 3......... 65  $129,000 $      0       --   $129,000 $129,000    5.35%     $6,902
Activity (withdrawal)....... 65  $130,000 $      0  $60,000   $ 70,000 $ 73,356    5.35%     $3,925

At the beginning of year 3:

Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.35%

GAI = new benefit base X annual income percentage = $129,000 X 5.35% = $6,902.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,902) / ($130,000 -
$6,902)] = $73,356.

GAI = new benefit base X annual income percentage = $73,356 X 5.35% = $3,925.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 55  $      0 $100,000       --   $100,000 $100,000    4.35%     $4,350
Activity (purchase payment). 55  $105,000 $ 20,000       --   $125,000 $120,000    4.35%     $5,220
Beginning of Year 2......... 56  $126,000 $      0       --   $126,000 $126,000    4.35%     $5,481
Activity (withdrawal)....... 56  $130,000 $      0   $5,481   $124,519 $120,688    4.35%     $5,250

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 X $5,481 / $130,000] = $120,688.

GAI = new benefit base X annual income percentage = $120,688 X 4.35% = $5,250.

      APPENDIX M - EXAMPLES OF THE MYPATH VALUE SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Value (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000.

                         CONTRACT                     CONTRACT                     GUARANTEED
                          VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $100,000 $100,000    4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Annual income percentage = 4.10%

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000    4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000 $126,000    4.10%     $5,166

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.

GAI = new benefit base X annual income percentage = $126,000 X 4.10% = $5,166.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0   $5,166   $124,834 $126,000    4.10%     $5,166

After the withdrawal:

Benefit base = no impact = $126,000.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,166   $124,834 $126,000    4.10%     $5,166
Beginning of Year 3......... 65  $129,000 $      0  $     0   $129,000 $129,000    4.10%     $5,289
Activity (withdrawal)....... 65  $130,000 $      0  $60,000   $ 70,000 $ 72,407    4.10%     $2,969

At the beginning of year 3:

Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.

GAI = new benefit base X annual income percentage = $129,000 X 4.10% = $5,289.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $5,289) / ($130,000 -
$5,289)] = $72,407.

GAI = new benefit base X annual income percentage = $72,407 X 4.10% = $2,969.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0   $5,166   $124,834 $120,993    4.10%     $4,961

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 X $5,166 / $130,000] = $120,993.

GAI = new benefit base X annual income percentage = $120,993 X 4.10% = $4,961.

   APPENDIX N -- EXAMPLES OF THE MYPATH ASCEND 2.0 SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Ascend
2.0 (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example.

EXAMPLE #1 -- INITIAL VALUES.

The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         CONTRACT                     CONTRACT                                 GUARANTEED
                          VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $100,000 $100,000  $100,000      4.1%      $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.1%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.1% = $4,100.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.1%      $4,000
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.1%      $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.1% = $4,920.

EXAMPLE #3 -- BENEFIT BASE ENHANCEMENT.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000 $128,400  $120,000      4.1%      $5,264

After the enhancement:

Enhancement = the enhancement base X enhancement rate = $120,000 X 7.0% =
$8,400.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400.

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.1%.

GAI = new benefit base X annual income percentage = $128,400 X 4.1% = $5,264.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal)....... 64  $130,000 $      0   $5,264   $124,736 $128,400  $120,000      4.1%      $5,264

After the withdrawal:

Benefit base = no impact = $128,400.

Enhancement base = no impact = $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.1%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,264   $124,736 $128,400  $120,000      4.1%      $5,264
Beginning of Year 3......... 65  $129,000 $      0       --   $129,000 $129,000  $129,000      5.1%      $6,579
Activity (withdrawal)....... 65  $130,000 $      0  $60,000   $ 70,000 $ 73,164  $ 73,164      5.1%      $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.1%

GAI = new benefit base X annual income percentage = $129,000 X 5.1% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 -
$6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal - [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base X annual income percentage = $73,164 X 5.1% = $3,731.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 45  $      0 $100,000       --   $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 45  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 46  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal)....... 46  $130,000 $      0   $5,264   $124,736 $123,200  $115,141      4.1%      $5,051

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 - [$128,400 X $5,264 / $130,000] = $123,200.

Enhancement base = enhancement base prior to the withdrawal - [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 X $5,264 / $130,000] = $115,141.

GAI = new benefit base X annual income percentage = $123,200 X 4.1% = $5,051.

EXAMPLE #7 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life (youngest designated life if Joint), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and all subsequent Purchase Payments made on or after the first Contract Anniversary.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. The benefit base after adjustment remains subject to the benefit base maximum of $4,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 54  $      0 $100,000     --     $100,000 $100,000  $100,000      4.1%     $ 4,100
Activity (purchase payment). 55  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.1%     $ 4,920
Beginning of Year 2......... 55  $112,000 $      0     --     $112,000 $128,400  $120,000      4.1%     $ 5,264
Beginning of Year 3......... 56  $112,000 $      0     --     $112,000 $136,800  $120,000      4.1%     $ 5,609
Beginning of Year 4......... 57  $117,000 $      0     --     $117,000 $145,200  $120,000      4.1%     $ 5,953
Beginning of Year 5......... 58  $122,000 $      0     --     $122,000 $153,600  $120,000      4.1%     $ 6,298
Beginning of Year 6......... 59  $128,000 $      0     --     $128,000 $162,000  $120,000      4.1%     $ 6,642
Beginning of Year 7......... 60  $132,000 $      0     --     $132,000 $170,400  $120,000      4.1%     $ 6,986
Beginning of Year 8......... 61  $134,000 $      0     --     $134,000 $178,800  $120,000      4.1%     $ 7,331
Beginning of Year 9......... 62  $138,000 $      0     --     $138,000 $187,200  $120,000      4.1%     $ 7,675
Beginning of Year 10........ 63  $141,000 $      0     --     $141,000 $195,600  $120,000      4.1%     $ 8,020
Beginning of Year 11........ 64  $145,000 $      0     --     $145,000 $204,000  $120,000      4.1%     $ 8,364
Beginning of Year 12........ 65  $148,000 $      0     --     $148,000 $212,400  $120,000      5.1%     $10,832
Beginning of Year 13........ 66  $152,000 $      0     --     $152,000 $220,800        --      5.1%     $11,261
Beginning of Year 14........ 67  $168,000 $      0     --     $168,000 $240,000        --      5.1%     $12,240

After the 12th Contract Anniversary:

After the enhancement is credited, the Enhancement Base is no longer applicable as the Enhancement Period has ended.

After the 13th Contract Anniversary:

200% Benefit Base Guarantee = [200% * (total purchase payments in 1st contract year)] + (total purchase payments made after the 1st contract anniversary) = [200% * ($100,000 + $20,000)] + ($0) = $240,000

Benefit Base = the greater of the benefit base after any applicable benefit base enhancement or benefit base reset and the 200% Benefit Base Guarantee = maximum of ($220,800, $240,000) = $240,000.

GAI = new benefit base X annual income percentage = $240,000 X 5.1% = $12,240.

             APPENDIX O - EXAMPLES OF THE SURETRACK PLUS 90 OPTION

Below are several examples that are designed to help show how the SureTrack Plus 90 rider functions. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000.

                     CONTRACT                                  CONTRACT               YEARS
                      VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                      BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR        ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------        -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1.    $0         $0      $100,000     $0     $100,000   $100,000     10

Initial accumulation base = initial Purchase Payment = $100,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT WITHIN 12 MONTHS OF ISSUE.

Within 12 months after issue and after each optional reset, if additional Purchase Payments are accepted, the accumulation base will increase by the amount of the Purchase Payment.

                             CONTRACT                                  CONTRACT               YEARS
                              VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                              BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR                ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------                -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000     $0     $100,000   $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000     $0     $130,000   $120,000

After the additional Purchase Payment:

Accumulation base = accumulation base prior to Purchase Payment + Purchase Payment = $100,000 + $20,000 = $120,000.

EXAMPLE #3 -- AUTOMATIC ACCUMULATION BASE INCREASE ON RIDER ANNIVERSARY.

On each rider anniversary, the accumulation base will be set equal to the greater of 90% of the Contract Value or the accumulation base immediately before the anniversary.

                             CONTRACT                                  CONTRACT               YEARS
                              VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                              BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR                ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------                -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000     $0     $100,000   $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000     $0     $130,000   $120,000
Beginning of Year 2......... $140,000   $120,000   $      0     $0     $140,000   $126,000      9

On an automatic increase:

90% of Contract Value = 90% X $140,000 = $126,000.

Accumulation base = greater of 90% of Contract Value or accumulation base prior to the increase = maximum of ($126,000, $120,000) = $126,000.

EXAMPLE #4 -- WITHDRAWAL.

A withdrawal of any amount at any time will reduce the accumulation base by the same proportion by which it reduces the Contract Value.

                             CONTRACT                                  CONTRACT               YEARS
                              VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                              BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR                ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------                -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000  $     0   $100,000   $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000  $     0   $130,000   $120,000
Beginning of Year 2......... $140,000   $120,000   $      0  $     0   $140,000   $126,000      9
Activity (withdrawal)....... $130,000   $126,000   $      0  $13,000   $117,000   $113,400

After the withdrawal:

Accumulation base = accumulation base prior to withdrawal -- [accumulation base prior to withdrawal X withdrawal amount / Contract Value prior to withdrawal] = $126,000 - [$126,000 X $13,000 / $130,000] = $113,400.

EXAMPLE #5 -- OPTIONAL RESET ELECTED.

On any rider anniversary before the benefit date and while the oldest Owner is not older than 80, the client may elect an optional reset if the Contract Value exceeds the accumulation base. The accumulation base will be reset to the full Contract Value and a new benefit period will begin.

                             CONTRACT                                  CONTRACT               YEARS
                              VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                              BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR                ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------                -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000  $     0   $100,000   $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000  $     0   $130,000   $120,000
Beginning of Year 2......... $140,000   $120,000   $      0  $     0   $140,000   $126,000      9
Activity (withdrawal)....... $130,000   $126,000   $      0  $13,000   $117,000   $113,400
Beginning of Year 3......... $125,000   $113,400   $      0  $     0   $125,000   $125,000     10

At the Beginning of Year 3:

Accumulation base = Due to the optional reset is reset to the Contract Value = $125,000.

Note: The number of years until the benefit date is reset to 10.

EXAMPLE #6 -- ADJUSTMENT TO CONTRACT VALUE ON BENEFIT DATE.

On the benefit date (the rider anniversary that coincides with the end of the most recent 10-year benefit period), if the accumulation base is greater than the Contract Value, the Contract Value will be adjusted by an amount equal to the accumulation base less the Contract Value.

                             CONTRACT                                  CONTRACT               YEARS
                              VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                              BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR                ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------                -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000  $     0   $100,000   $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000  $     0   $130,000   $120,000
Beginning of Year 2......... $140,000   $120,000   $      0  $     0   $140,000   $126,000      9
Activity (withdrawal)....... $130,000   $126,000   $      0  $13,000   $117,000   $113,400
Beginning of Year 3......... $125,000   $113,400   $      0  $     0   $125,000   $125,000     10
End of Year 12.............. $ 90,000   $125,000   $      0  $     0   $125,000        N/A      0

After the adjustment:

Contract Value = Contract Value prior to adjustment + [accumulation base prior to adjustment -- Contract Value prior to adjustment] = $90,000 + [$125,000 - $90,000] = $125,000.

Note: After the adjustment is made, this rider will terminate and the accumulation base will no longer exist.

           APPENDIX P -- HISTORIC BENEFIT BASE ENHANCEMENT RATES AND

                           ANNUAL INCOME PERCENTAGES

Below are the historic benefit base enhancement rates and annual income percentages applicable to the optional living benefit riders described in this Prospectus. If a rider is not listed, it means that the enhancement rates and the annual income percentages have not changed for the particular rider. A complete description of the riders can be found in the section of this Prospectus entitled "Optional Living Benefit Riders".

CONTRACTS APPLIED FOR BETWEEN JULY 9, 2018 AND JANUARY 20, 2019

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between JULY 9, 2018 and JANUARY 20, 2019.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION
BENEFIT BASE ENHANCEMENT RATE: 7.0%



AGE             SINGLE ANNUAL INCOME PERCENTAGE  JOINT ANNUAL INCOME PERCENTAGE
---             ------------------------------- -------------------------------
Through age 64.              4.50%                           4.00%
65-74..........              5.60%                           5.25%
75-79..........              6.00%                           5.50%
80+............              6.50%                           6.00%



CONTRACTS APPLIED FOR BETWEEN OCTOBER 23, 2017 AND JULY 8, 2018

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between OCTOBER 23, 2017 and JULY 8, 2018.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION
BENEFIT BASE ENHANCEMENT RATE: 7.0%



AGE             SINGLE ANNUAL INCOME PERCENTAGE  JOINT ANNUAL INCOME PERCENTAGE
---             ------------------------------- -------------------------------
Through age 64.              4.50%                           4.00%
65-74..........              5.50%                           5.00%
75-79..........              5.85%                           5.25%
80+............              6.35%                           6.00%



CONTRACTS APPLIED FOR BETWEEN JUNE 5, 2017 AND OCTOBER 22, 2017

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between JUNE 5, 2017 and OCTOBER 22, 2017.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION
BENEFIT BASE ENHANCEMENT RATE: 7.0%



AGE             SINGLE ANNUAL INCOME PERCENTAGE  JOINT ANNUAL INCOME PERCENTAGE
---             ------------------------------- -------------------------------
Through age 64.              4.25%                           3.75%
65-74..........              5.25%                           4.75%
75-79..........              5.50%                           5.00%
80+............              6.25%                           5.75%

CONTRACTS APPLIED FOR BEFORE JUNE 5, 2017

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for before JUNE 5, 2017.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION
BENEFIT BASE ENHANCEMENT RATE: 7.0%



AGE             SINGLE ANNUAL INCOME PERCENTAGE  JOINT ANNUAL INCOME PERCENTAGE
---             ------------------------------- -------------------------------
Through age 64.              4.10%                           3.75%
65-74..........              5.10%                           4.75%
75-79..........              5.35%                           5.00%
80+............              6.10%                           5.75%



CONTRACTS APPLIED FOR BETWEEN JULY 21, 2014 AND JULY 8, 2018

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between JULY 21, 2014 and JULY 8, 2018.

MYPATH CORE FLEX (SINGLE AND JOINT) OPTION
BENEFIT BASE ENHANCEMENT RATE: 6.0%



AGE             SINGLE ANNUAL INCOME PERCENTAGE  JOINT ANNUAL INCOME PERCENTAGE
---             ------------------------------- -------------------------------
Through age 64.              4.10%                           3.85%
65-74..........              5.10%                           4.85%
75-79..........              5.35%                           5.10%
80+............              6.10%                           5.85%



CONTRACTS APPLIED FOR BEFORE JULY 21, 2014

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for before JULY 21, 2014.

MYPATH CORE FLEX (SINGLE AND JOINT) OPTION
BENEFIT BASE ENHANCEMENT RATE: 6.0%



AGE             SINGLE ANNUAL INCOME PERCENTAGE  JOINT ANNUAL INCOME PERCENTAGE
---             ------------------------------- -------------------------------
Through age 64.              4.00%                           3.50%
65-74..........              5.00%                           4.50%
75-79..........              5.25%                           4.75%
80+............              6.00%                           5.50%



MYPATH ASCEND (SINGLE AND JOINT) OPTION
BENEFIT BASE ENHANCEMENT RATE: 7.0%



AGE             SINGLE ANNUAL INCOME PERCENTAGE  JOINT ANNUAL INCOME PERCENTAGE
---             ------------------------------- -------------------------------
Through age 64.              4.00%                           3.50%
65-74..........              5.00%                           4.50%
75-79..........              5.25%                           4.75%
80+............              6.00%                           5.50%

MYPATH SUMMIT (SINGLE AND JOINT) OPTION
BENEFIT BASE ENHANCEMENT RATE: not applicable



AGE             SINGLE ANNUAL INCOME PERCENTAGE  JOINT ANNUAL INCOME PERCENTAGE
---             ------------------------------- -------------------------------
Through age 64.              4.25%                           3.75%
65-74..........              5.25%                           4.75%
75-79..........              5.50%                           5.00%
80+............              6.25%                           5.75%



MYPATH VALUE (SINGLE AND JOINT) OPTION
BENEFIT BASE ENHANCEMENT RATE: not applicable



   AGE       SINGLE ANNUAL INCOME PERCENTAGE  JOINT ANNUAL INCOME PERCENTAGE
   ---       ------------------------------- -------------------------------
   All ages.              4.00%                           3.50%

      APPENDIX Q -- EXAMPLES OF THE PREMIER PROTECTOR DEATH BENEFIT RIDER

Below are several examples that are designed to help show how the Premier Protector (Premier Protector DB) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefits". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by sub-account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $100,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, 4% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.

                          CONTRACT                                                       PREMIER
                           VALUE   PURCHASE             CONTRACT     HIGHEST      4%    PROTECTOR
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY INCREASE   DEATH
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BENEFIT
--------------------  --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1.. 72        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Beginning of Year 2.. 73  $108,000       --     --      $108,000    $108,000   $104,000 $108,000
Beginning of Year 3.. 74  $119,000       --     --      $119,000    $119,000   $108,160 $119,000
Beginning of Year 4.. 75  $125,000       --     --      $125,000    $125,000   $112,486 $125,000
Beginning of Year 5.. 76  $112,000       --     --      $112,000    $125,000   $116,986 $125,000
Beginning of Year 6.. 77  $102,000       --     --      $102,000    $125,000   $121,665 $125,000
Beginning of Year 7.. 78  $121,000       --     --      $121,000    $125,000   $126,532 $126,532
Beginning of Year 8.. 79  $155,000       --     --      $155,000    $155,000   $131,593 $155,000
Beginning of Year 9.. 80  $130,000       --     --      $130,000    $155,000   $136,857 $155,000
Beginning of Year 10. 81  $140,000       --     --      $140,000    $155,000   $142,331 $155,000
Beginning of Year 11. 82  $156,000       --     --      $156,000    $156,000   $148,024 $156,000
Beginning of Year 12. 83  $150,000       --     --      $150,000    $156,000   $153,945 $156,000
Beginning of Year 13. 84  $165,000       --     --      $165,000    $165,000   $160,103 $165,000
Beginning of Year 14. 85  $166,000       --     --      $166,000    $166,000   $166,507 $166,507
Beginning of Year 15. 86  $160,000       --     --      $160,000    $166,000   $166,507 $166,507
Beginning of Year 16. 87  $170,000       --     --      $170,000    $166,000   $166,507 $166,507

In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $108,000 and the Highest Anniversary Value is increased to the current Contract Value. The 4% Increase Value is calculated as the prior 4% Increase Value, accumulated at 4% for a year ($100,000 * 1.04 ^ (365 / 365) = $104,000). The death benefit for this rider is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $108,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $112,000 and since that is less than the current Highest Anniversary Value of $125,000, it remains unchanged. The prior 4% Increase Value is accumulated at 4% ($112,486 * 1.04 ^ (365 / 365) = $116,986). The rider death benefit is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $125,000.

In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner's 85th birthday; the last anniversary at which the Highest Anniversary Value and 4% Increase Value have the potential to increase.

EXAMPLE #2 -- INITIAL VALUES AT ISSUE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2 -- 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

                          CONTRACT                                                       PREMIER
                           VALUE   PURCHASE             CONTRACT     HIGHEST      4%    PROTECTOR
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY INCREASE   DEATH
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BENEFIT
--------------------  --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1.. 67     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

Initial Highest Anniversary Value = initial Purchase Payment = $100,000.

Initial 4% Increase Value = initial Purchase Payment = $100,000.

Initial Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($100,000, $100,000) = $100,000.

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING THE FIRST CONTRACT
YEAR.

If additional Purchase Payments are received prior to age 85, the Highest Anniversary Value and 4% Increase Value will increase by the amount of the Purchase Payment.

                             CONTRACT                                                       PREMIER
                              VALUE   PURCHASE             CONTRACT     HIGHEST      4%    PROTECTOR
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY INCREASE   DEATH
 CONTRACT ANNIVERSARY    AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BENEFIT
 --------------------    --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1..... 67        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 67  $105,000 $ 20,000     --      $125,000    $120,000   $121,980 $121,980

After the additional Purchase Payment:

Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

4% Increase Value = 4% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount = $100,000 * (1.04 ^ (6/12)) + $20,000 = $121,980.

Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($120,000, $121,980) = $121,980.

EXAMPLE #4 -- HIGHEST ANNIVERSARY VALUE INCREASE ON CONTRACT ANNIVERSARY.

On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.

                             CONTRACT                                                       PREMIER
                              VALUE   PURCHASE             CONTRACT     HIGHEST      4%    PROTECTOR
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY INCREASE   DEATH
 CONTRACT ANNIVERSARY    AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BENEFIT
 --------------------    --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1..... 67        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 67  $105,000 $ 20,000     --      $125,000    $120,000   $121,980 $121,980
Beginning of Year 2..... 68  $130,000       --     --      $130,000    $130,000   $124,396 $130,000

After the increase:

Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

4% Increase Value = prior 4% Increase Value accumulated until the beginning of year 2 = $121,980 * (1.04 ^ (6/12)) = $124,396.

Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($130,000, $124,396) = $130,000.

EXAMPLE #5 -- WITHDRAWAL FROM CONTRACT VALUE.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value and the 4% Increase Value. The adjustment will be based on the Contract Value prior to the withdrawal.

                             CONTRACT                                                       PREMIER
                              VALUE   PURCHASE             CONTRACT     HIGHEST      4%    PROTECTOR
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY INCREASE   DEATH
 CONTRACT ANNIVERSARY    AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BENEFIT
 --------------------    --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1..... 67        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 67  $105,000 $ 20,000       --    $125,000    $120,000   $121,980 $121,980
Beginning of Year 2..... 68  $130,000       --       --    $130,000    $130,000   $124,396 $130,000
Activity 6 months later. 68  $126,000       --   $5,000    $121,000    $124,841   $121,825 $124,841

After the withdrawal:

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal - [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 - [$130,000 * $5,000 / $126,000] = $124,841.

4% Increase Value = 4% Increase Value prior to the withdrawal - [4% Increase Value prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $124,396 * (1.04 ^ (6/12)) - [$124,396 * (1.04 ^ (6/12)) *
$5,000 / $126,000] = $121,825.

Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($124,841, $121,825) = $124,841.

                                    PART B

                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
              ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")
                            400 ROBERT STREET NORTH
                        ST. PAUL, MINNESOTA 55101-2098

                           TELEPHONE: 1-800-362-3141

                      STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2019


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at Securian Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

       General Information and History
       Distribution of Contract
       Performance Data
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                           DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.

Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Asset Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life to the underwriter for 2018, 2017 and 2016 were $33,839,755, $31,245,769 and $42,812,746 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year , we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.


Waddell & Reed
6300 Lamar Avenue
Shawnee Mission, KS 66202

H Beck Inc.
6600 Rockledge Drive, Sixth Floor
Bethesda, Maryland 20817-1806

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453

Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474

Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
El Segundo, CA 90245

Advisor Group Inc
FSC Securities Corporation
2300 Windy Ridge Pkwy, Suite 1000
Atlanta, GA 30339

Ladenburg Thalmann Advisor Network LLC
277 Park Avenue, 26th floor
New York, NY 10172

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OK 44333


                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                     (1/N)
                               T = (ERV/P)  -1

Where  T    =   average annual total return
       ERV  =   ending redeemable value
       P    =   hypothetical initial payment of  $1,000
       N    =   number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Government Money Market Sub-Account

The "yield" (also called "current yield") of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                              a-b   6
                   YIELD = 2[(--- + 1) -1]
                              CD

Where  a   =   net investment income earned during the period by the portfolio attributable to the sub-account.
       b   =   expenses accrued for the period (net of reimbursements)
       c   =   the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
       d   =   the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, and the financial statements of the Variable Annuity Account as of December 31, 2018, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. KPMG LLP's report, dated April 2, 2019, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP's report states that the Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.


                            REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2018

     (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2018

                               TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Contract Owners' Equity       4

Statements of Operations                                            20

Statements of Changes in Net Assets                                 36

Notes to Financial Statements                                       52

[KPMG LOGO]

               KPMG LLP
               4200 Wells Fargo Center
               90 South Seventh Street
               Minneapolis, MN 55402




            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Contract
   Owners of Variable Annuity Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets, liabilities, and contract owners' equity of the sub-accounts listed in the Appendix that comprise the Variable Annuity Account (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights in
Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.


                              [KPMG LLP SIGNATURE]

We have served as the Separate Account's auditor since 1985.

Minneapolis, Minnesota
March 29, 2019

        KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

                                                                        APPENDIX

Statement of assets, liabilities, and contract owners' equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

    AB VPS Dynamic Asset Allocation Portfolio - Class B Shares

    AB VPS International Value Portfolio - Class B Shares

    American Century Investments II VP Inflation Protection Fund -
    Class II Shares

    American Century Investments VP Income & Growth Fund - Class II Shares

    American Funds IS(R) Global Bond Fund - Class 2 Shares

    American Funds IS(R) Global Growth Fund - Class 2 Shares

    American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares

    American Funds IS(R) Growth Fund - Class 2 Shares

    American Funds IS(R) Growth-Income Fund - Class 2 Shares

    American Funds IS(R) International Fund - Class 2 Shares

    American Funds IS(R) New World Fund(R) - Class 2 Shares

    American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2 Shares

    Fidelity(R) VIP Equity-Income Portfolio - Service Class 2

    Fidelity(R) VIP Mid Cap Portfolio - Service Class 2

    Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2

    Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2

    Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund
    Class 2

    Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund
    Class 2

    Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares

    Goldman Sachs VIT Global Trends Allocation Fund - Service Shares

    Invesco V.I. American Value Fund - Series II Shares

    Invesco V.I. Comstock Fund - Series II Shares

    Invesco V.I. Equity and Income Fund - Series II Shares

    Invesco V.I. Growth and Income Fund - Series II Shares

    Invesco V.I. Small Cap Equity Fund - Series II Shares

    Ivy VIP - Asset Strategy Class II (1)

    Ivy VIP - Balanced Class II (1)

    Ivy VIP - Core Equity Class II (1)

    Ivy VIP - Corporate Bond Class II (1)

    Ivy VIP - Energy Class II (1)

    Ivy VIP - Global Bond Class II (1)

    Ivy VIP - Global Equity Income Class II (1)

    Ivy VIP - Global Growth Class II (1)

    Ivy VIP - Government Money Market Class II (1)

    Ivy VIP - Growth Class II (1)

    Ivy VIP - High Income Class II (1)

    Ivy VIP - International Core Equity Class II (1)

    Ivy VIP - Limited-Term Bond Class II (1)

    Ivy VIP - Mid Cap Growth Class II (1)

    Ivy VIP - Natural Resources Class II (1)

    Ivy VIP - Pathfinder Aggressive Class II (1)

    Ivy VIP - Pathfinder Conservative Class II (1)

    Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (1)

    Ivy VIP - Pathfinder Moderate Class II (1)

    Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility
    Class II (1)

    Ivy VIP - Pathfinder Moderately Aggressive Class II (1)

    Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility
    Class II (1)

    Ivy VIP - Pathfinder Moderately Conservative Class II (1)

    Ivy VIP - Securian Real Estate Securities Class II (1)

    Ivy VIP - Science and Technology Class II (1)

    Ivy VIP - Small Cap Core Class II (1)

    Ivy VIP - Small Cap Growth Class II (1)

    Ivy VIP - Value Class II (1)

    Janus Aspen Series - Janus Henderson Balanced Portfolio - Service
    Shares (1)

    Janus Aspen Series - Janus Henderson Flexible Bond - Service Shares (1)

    Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (1)

    Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Service Shares (1)

    Janus Aspen Series - Janus Henderson Overseas Portfolio - Service
    Shares (1)

    Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares

    MFS(R) VIT - Mid Cap Growth Series - Service Class

    MFS(R) VIT II - International Value Portfolio - Service Class

    Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (1)

    Morningstar Aggressive Growth ETF Asset Allocation Portfolio -
    Class II Shares

    Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares

    Morningstar Conservative ETF Asset Allocation Portfolio - Class II
    Shares

    Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares

    Morningstar Income and Growth Asset Allocation Portfolio - Class II
    Shares

    Neuberger Berman Advisers Management Trust Sustainable Equity - S Class Shares (1)

    Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2 Shares

    Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio

    Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2
    Shares

    Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares

    Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA
    Service Shares

    Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares

    PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor
    Class Shares

    PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares

    PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares

    Putnam VT Equity Income Fund - Class IB Shares

    Putnam VT Growth Opportunities Fund - Class IB Shares

    Putnam VT International Equity Fund - Class IB Shares

    Putnam VT Sustainable Leaders Fund - Class IB Shares (1)

    Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT Dynamic Managed Volatility Fund (1)

    Securian Funds Trust - SFT Government Money Market Fund (1)

    Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT Ivy(SM) Growth Fund

    Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund

    Securian Funds Trust - SFT Managed Volatility Equity Fund (1)

    Securian Funds Trust - SFT Real Estate Securities Fund - Class 2
    Shares (1)

    Securian Funds Trust - SFT T. Rowe Price Value Fund

    Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2
    Shares (1)

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

Statement of operations for the period from January 1, 2018 to November 2, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 2, 2018 (merger or replacement date).

   Ivy VIP - Micro Cap Growth Class II (1)

Statement of operations for the period from January 1, 2018 to November 30, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 30, 2018 (merger or replacement date).

   Securian Funds Trust - SFT Mortgage Securities Fund - Class 2 Shares (1)

Statement of changes in net assets for the period from January 1, 2017 to May 15, 2017 (merger or replacement date).

   Putnam VT Growth and Income Fund - Class IB Shares

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                      AM CENTURY      AM CENTURY       AMER FUNDS      AMER FUNDS
                                        AB VPS        AB VPS INTL    VP INC & GRO     VP INFL PRO     IS GLBL BOND       IS GLBL
                                    DYNASSTALL CL B   VALUE CL B         CL II           CL II            CL 2         GROWTH CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  156,551,975         599,865       4,045,994      61,066,099       10,927,058      15,052,422
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             53,521              76             529          42,155            1,703          13,494
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       156,605,496         599,941       4,046,523      61,108,254       10,928,761      15,065,916
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   56,260              93             660          43,301            1,936          13,763
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       56,260              93             660          43,301            1,936          13,763
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  156,549,236         599,848       4,045,863      61,064,953       10,926,825      15,052,153
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  156,549,236         599,848       4,042,135      60,999,865       10,884,914      15,048,950
Contracts in annuity payment period             --              --           3,728          65,088           41,911           3,203
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  156,549,236         599,848       4,045,863      61,064,953       10,926,825      15,052,153
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   13,244,668          48,809         448,558       6,334,658          963,585         590,291
    Investments at cost             $  156,793,302         691,857       4,391,394      68,945,709       11,122,622      15,859,912

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                                                                       AMER FUNDS
                                      AMER FUNDS       AMER FUNDS      AMER FUNDS                      AMER FUNDS         IS US
                                      IS GLBL SM      IS GROWTH CL     IS GROWTH-      AMER FUNDS        IS NEW        GOVT/AAA CL
                                        CP CL 2            2            INC CL 2      IS INTL CL 2     WORLD CL 2           2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   11,537,639      55,789,325      28,370,134      16,378,802       11,829,488      12,412,596
Receivable from Minnesota Life for
  contract purchase payments                    --          15,659              --              --            7,909              --
Receivable for investments sold              1,877              --          24,409          10,468               --           1,996
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        11,539,516      55,804,984      28,394,543      16,389,270       11,837,397      12,414,592
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    2,149              --          25,031          10,775               --           2,251
Payable for investments purchased               --          17,173              --              --            8,181              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        2,149          17,173          25,031          10,775            8,181           2,251
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   11,537,367      55,787,811      28,369,512      16,378,495       11,829,216      12,412,341
                                    ===============  =============   ==============  ============== ================  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   11,506,041      55,743,424      28,327,995      16,378,495       11,800,724      12,400,672
Contracts in annuity payment period         31,326          44,387          41,517              --           28,492          11,669
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   11,537,367      55,787,811      28,369,512      16,378,495       11,829,216      12,412,341
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      545,257         802,955         631,852         930,614          568,999       1,049,247
    Investments at cost             $   12,493,663      58,373,022      28,758,762      18,096,304       12,315,453      12,832,704

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                      CLEARBRIDGE     FIDELITY VIP                    FRANKLIN DEV      FRANKLIN         FRANKLIN
                                      VAR SM GRO        EQUITY-       FIDELITY VIP     MKTS VIP CL      MUTUAL SHS      SMALL CP VAL
                                         CL II         INCOME SC2      MID CAP SC2         2            VIP CL 2         VIP CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   15,457,013      58,619,855      31,044,350      19,865,191        8,153,373      24,804,869
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --           2,493               --              --
Receivable for investments sold              1,635           8,237          12,389              --              644           9,862
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        15,458,648      58,628,092      31,056,739      19,867,684        8,154,017      24,814,731
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    2,299           9,175          12,883              --              898          10,389
Payable for investments purchased               --              --              --           2,790               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        2,299           9,175          12,883           2,790              898          10,389
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   15,456,349      58,618,917      31,043,856      19,864,894        8,153,119      24,804,342
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   15,450,652      58,350,556      30,883,200      19,787,113        8,139,355      24,773,472
Contracts in annuity payment period          5,697         268,361         160,656          77,781           13,764          30,870
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   15,456,349      58,618,917      31,043,856      19,864,894        8,153,119      24,804,342
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      677,642       2,953,141       1,062,435       2,326,135          468,585       1,698,964
    Investments at cost             $   17,344,020      62,158,430      34,570,812      18,624,627        9,481,857      31,130,839

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                     FRANKLIN SM-       GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI       INVESCO VI
                                       MD CP GR       SACHS VI HQ      SACHS VIT       AMER VALUE      COMSTOCK SR     EQUITY & INC
                                       VIP CL 2        FLT RT SS      GBL TRNDS SS        SR II            II              SR II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    8,507,679      41,217,489     146,280,496       7,794,218       48,011,255       7,310,997
Receivable from Minnesota Life for
  contract purchase payments                    --           2,987              --              --               --              --
Receivable for investments sold                474              --          73,721           2,078           23,933           1,141
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         8,508,153      41,220,476     146,354,217       7,796,296       48,035,188       7,312,138
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                      556              --          76,274           2,258           25,071           1,274
Payable for investments purchased               --           3,896              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                          556           3,896          76,274           2,258           25,071           1,274
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    8,507,597      41,216,580     146,277,943       7,794,038       48,010,117       7,310,864
                                    ===============  ==============  ==============  ==============  ================ ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    8,451,819      41,198,407     146,277,943       7,758,966       47,895,529       7,310,864
Contracts in annuity payment period         55,778          18,173              --          35,072          114,588              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    8,507,597      41,216,580     146,277,943       7,794,038       48,010,117       7,310,864
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      558,980       3,978,522      12,567,053         568,506        2,989,493         455,798
    Investments at cost             $   10,292,573      41,684,695     146,091,051       9,639,286       53,372,474       8,016,128

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                      INVESCO VI      INVESCO VI        IVY VIP         IVY VIP                         IVY VIP
                                       GROWTH &       SM CAP EQTY        ASSET        BALANCED CL     IVY VIP CORE      CORPORATE
                                      INC SR II          SR II       STRATEGY CL II       II          EQUITY CL II     BOND CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    6,054,203      15,919,163     115,711,901      91,753,443       87,211,804     126,272,524
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold                568           5,075          77,028          76,932           67,561          31,055
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         6,054,771      15,924,238     115,788,929      91,830,375       87,279,365     126,303,579
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                      820           5,362          78,594          77,493           68,670          31,611
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                          820           5,362          78,594          77,493           68,670          31,611
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    6,053,951      15,918,876     115,710,335      91,752,882       87,210,695     126,271,968
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    6,053,951      15,908,975     115,415,368      89,996,106       86,851,009     126,112,942
Contracts in annuity payment period             --           9,901         294,967       1,756,776          359,686         159,026
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    6,053,951      15,918,876     115,710,335      91,752,882       87,210,695     126,271,968
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      346,350       1,056,348      13,954,980      12,307,308        8,073,672      24,602,538
    Investments at cost             $    7,355,958      20,262,653     141,098,354     105,310,340       98,394,314     135,598,731

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                         IVY VIP        IVY VIP         IVY VIP       IVY VIP GOVT
                                        IVY VIP        GLOBAL BOND   GLOBAL EQ INC      GLOBAL            MONEY          IVY VIP
                                      ENERGY CL II        CL II          CL II        GROWTH CL II    MARKET CL II     GROWTH CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    3,330,613       6,098,186      16,451,807      53,064,762       11,472,581      48,634,622
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --            2,102              --
Receivable for investments sold             13,751           1,943           2,579          11,263               --          28,013
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         3,344,364       6,100,129      16,454,386      53,076,025       11,474,683      48,662,635
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   13,810           1,985           2,771          12,223               --          28,566
Payable for investments purchased               --              --              --              --            2,153              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       13,810           1,985           2,771          12,223            2,153          28,566
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    3,330,554       6,098,144      16,451,615      53,063,802       11,472,530      48,634,069
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    3,324,783       6,093,439      16,327,849      52,933,894       11,452,921      48,422,576
Contracts in annuity payment period          5,771           4,705         123,766         129,908           19,609         211,493
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    3,330,554       6,098,144      16,451,615      53,063,802       11,472,530      48,634,069
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      861,648       1,268,474       2,387,330       6,123,893       11,472,581       4,412,785
    Investments at cost             $    5,154,566       6,347,894      18,801,256      54,723,109       11,472,581      48,306,294

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                        IVY VIP
                                                      IVY VIP INTL      LIMITED-      IVY VIP MID        IVY VIP       IVY VIP PATH
                                     IVY VIP HIGH     CORE EQUITY      TERM BOND       CAP GROWTH      NATURAL RES       MOD AGG
                                     INCOME CL II        CL II           CL II           CL II            CL II         MVF CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   77,348,096     121,521,040      40,643,127      57,123,823       25,615,169      71,740,427
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             44,715          75,850           7,145          24,682           26,200          41,357
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        77,392,811     121,596,890      40,650,272      57,148,505       25,641,369      71,781,784
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   46,281          77,161           7,269          25,637           26,797          41,874
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       46,281          77,161           7,269          25,637           26,797          41,874
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   77,346,530     121,519,729      40,643,003      57,122,868       25,614,572      71,739,910
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   77,099,611     120,896,874      40,643,003      57,032,197       25,581,029      71,739,910
Contracts in annuity payment period        246,919         622,855              --          90,671           33,543              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   77,346,530     121,519,729      40,643,003      57,122,868       25,614,572      71,739,910
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   23,188,660       8,290,481       8,404,981       5,159,631        7,225,106      13,926,935
    Investments at cost             $   85,914,799     134,722,009      41,105,168      51,839,716       31,569,070      73,814,435

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                        IVY VIP                          IVY VIP         IVY VIP
                                     IVY VIP PATH     IVY VIP PATH     PATHFINDER       IVY VIP        PATHFINDER       PATHFINDER
                                        MOD CON        MOD MVF CL    AGGRESSIVE CL     PATHFINDER      MOD AGGR CL     MOD CONS CL
                                       MVF CL II           II              II        CONSERV CL II         II               II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   31,917,594     397,081,403      14,326,349      24,652,012      198,449,974      54,780,204
Receivable from Minnesota Life for
  contract purchase payments                    --         107,288              --              --               --              --
Receivable for investments sold              5,084              --           2,108          57,037          293,857           8,224
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        31,922,678     397,188,691      14,328,457      24,709,049      198,743,831      54,788,428
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    5,306              --           2,205          57,123          294,487           8,391
Payable for investments purchased               --         110,946              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        5,306         110,946           2,205          57,123          294,487           8,391
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   31,917,372     397,077,745      14,326,252      24,651,926      198,449,344      54,780,037
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   31,917,372     397,077,745      14,326,252      24,614,246      198,449,344      54,780,037
Contracts in annuity payment period             --              --              --          37,680               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   31,917,372     397,077,745      14,326,252      24,651,926      198,449,344      54,780,037
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                    6,153,501      74,450,437       3,112,529       5,098,975       39,826,200      11,185,112
    Investments at cost             $   32,010,778     403,385,377      15,739,154      26,559,303      215,232,630      59,952,125

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                        IVY VIP
                                      PATHFINDER        IVY VIP         IVY VIP         IVY VIP          IVY VIP
                                      MODERATE CL      SCIENCE &      SECURIAN RE      SMALL CAP        SMALL CAP        IVY VIP
                                          II           TECH CL II      SEC CL II       CORE CL II     GROWTH CL II     VALUE CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  167,767,260      67,264,348       8,354,346      51,752,464       57,013,364      68,983,860
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             14,822          17,900          22,285          14,658           19,456          32,161
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       167,782,082      67,282,248       8,376,631      51,767,122       57,032,820      69,016,021
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   15,661          19,384          22,455          15,496           20,615          32,974
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       15,661          19,384          22,455          15,496           20,615          32,974
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  167,766,421      67,262,864       8,354,176      51,751,626       57,012,205      68,983,047
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  167,720,896      66,963,610       8,321,601      51,536,580       56,940,156      68,479,768
Contracts in annuity payment period         45,525         299,254          32,575         215,046           72,049         503,279
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  167,766,421      67,262,864       8,354,176      51,751,626       57,012,205      68,983,047
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   34,341,943       3,080,208       1,265,503       3,831,983        7,421,296      12,130,097
    Investments at cost             $  181,262,360      72,034,272      10,163,592      62,867,894       66,260,412      74,366,939

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                         JANUS                           JANUS
                                         JANUS         HENDERSON         JANUS         HENDERSON          JANUS
                                       HENDERSON     FLEXIBLE BOND     HENDERSON       MID CP VAL       HENDERSON       MFS VIT II
                                      BALANCED SS          SS           FORTY SS           SS          OVERSEAS SS    INTL VALUE SC
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   25,775,548      20,115,923      47,351,118      21,227,694       32,515,955      15,166,463
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold              8,656          32,098           8,439           8,845           15,632           2,412
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        25,784,204      20,148,021      47,359,557      21,236,539       32,531,587      15,168,875
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    9,076          32,455           9,351           9,267           16,061           2,751
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        9,076          32,455           9,351           9,267           16,061           2,751
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   25,775,128      20,115,566      47,350,206      21,227,272       32,515,526      15,166,124
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   25,639,203      20,093,427      47,154,161      21,201,120       32,436,043      15,134,470
Contracts in annuity payment period        135,925          22,139         196,045          26,152           79,483          31,654
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   25,775,128      20,115,566      47,350,206      21,227,272       32,515,526      15,166,124
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      724,236       1,644,802       1,428,390       1,558,568        1,268,173         616,523
    Investments at cost             $   23,851,571      21,096,302      49,896,158      25,856,243       38,656,334      14,731,193

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                        MFS VIT
                                        MID CAP       MORGSTANLEY     MORNINGSTAR     MORNINGSTAR      MORNINGSTAR     MORNINGSTAR
                                      GROWTH SER      VIF EMG MK      AGGR GROWTH       BALANCED      CONSERVATIVE      GROWTH ETF
                                          SC            EQ CL 2          ETF II          ETF II          ETF II             II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    1,507,931      22,615,406       8,110,316      48,139,923       13,245,244      20,474,634
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold                201          23,919           1,699           7,362            2,707           3,100
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         1,508,132      22,639,325       8,112,015      48,147,285       13,247,951      20,477,734
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                      252          24,418           1,884           8,133            2,992           3,345
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                          252          24,418           1,884           8,133            2,992           3,345
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    1,507,880      22,614,907       8,110,131      48,139,152       13,244,959      20,474,389
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    1,507,880      22,577,493       8,110,131      47,883,811       13,244,959      20,365,862
Contracts in annuity payment period             --          37,414              --         255,341               --         108,527
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    1,507,880      22,614,907       8,110,131      48,139,152       13,244,959      20,474,389
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      196,345       1,566,164         770,210       5,056,715        1,267,487       2,108,613
    Investments at cost             $    1,808,851      22,621,620       9,166,716      54,593,419       14,083,748      22,298,987

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    -----------------------------------------------------------------------------------------------
                                      MORNINGSTAR      NEUBERGER
                                         INC &           BERMAN       OPPENHEIMER     OPPENHEIMER       PIMCO VIT       PIMCO VIT
                                      GROWTH ETF      SUSTAIN EQ S    INTL GROW VA     MS SM CAP       GLB DIV ALL     LOW DUR PORT
                                          II               CL              SS            VA SS           ADV CL           ADV CL
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   22,159,508       2,834,628      33,739,470       2,958,982      151,364,595      58,354,426
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold              5,859             376           8,073          23,099           35,384          10,132
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        22,165,367       2,835,004      33,747,543       2,982,081      151,399,979      58,364,558
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    6,272             445           8,854          23,216           37,973          11,376
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        6,272             445           8,854          23,216           37,973          11,376
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   22,159,095       2,834,559      33,738,689       2,958,865      151,362,006      58,353,182
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   22,159,095       2,822,332      33,671,029       2,958,865      151,362,006      58,288,407
Contracts in annuity payment period             --          12,227          67,660              --               --          64,775
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   22,159,095       2,834,559      33,738,689       2,958,865      151,362,006      58,353,182
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                    2,282,133         124,380      15,914,844         147,728       15,882,959       5,789,130
    Investments at cost             $   24,898,934       2,834,850      39,042,224       3,354,275      162,474,669      60,853,010

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                       PIMCO VIT       PUTNAM VT       PUTNAM VT       PUTNAM VT        PUTNAM VT
                                     TOTAL RETURN        EQUITY        GROWTH OPP     INTER EQ CL      SUS LEADERS       SFT CORE
                                        ADV CL        INCOME CL IB       CL IB             IB           FD CL IB        BOND CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  156,328,562      13,228,168      10,783,318       2,383,695        1,657,553     230,977,857
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             37,473           1,705           2,616             502              219         202,743
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       156,366,035      13,229,873      10,785,934       2,384,197        1,657,772     231,180,600
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   40,748           2,019           2,993             542              274         206,363
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       40,748           2,019           2,993             542              274         206,363
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  156,325,287      13,227,854      10,782,941       2,383,655        1,657,498     230,974,237
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  156,245,546      13,157,005      10,778,056       2,372,537        1,657,498     229,983,420
Contracts in annuity payment period         79,741          70,849           4,885          11,118               --         990,817
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  156,325,287      13,227,854      10,782,941       2,383,655        1,657,498     230,974,237
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   14,916,847         572,153       1,126,783         195,866           49,598     100,568,750
    Investments at cost             $  165,805,077      13,603,785      10,980,138       2,421,247        1,766,740     195,344,601

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                          SFT           SFT GOVT
                                        DYNAMIC          MONEY         SFT INDEX       SFT INDEX        SFT INTL         SFT IVY
                                        MGD VOL          MARKET       400 MC CL 2       500 CL 2        BOND CL 2         GROWTH
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  399,773,469      32,338,925      65,185,496     197,089,701       77,717,862     176,520,907
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold            108,474          42,102          38,835          59,514           39,783          71,481
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       399,881,943      32,381,027      65,224,331     197,149,215       77,757,645     176,592,388
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                  115,830          42,835          39,616          60,778           40,768          73,582
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                      115,830          42,835          39,616          60,778           40,768          73,582
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  399,766,113      32,338,192      65,184,715     197,088,437       77,716,877     176,518,806
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  399,752,876      32,270,804      64,893,539     153,312,955       77,520,080     175,276,057
Contracts in annuity payment period         13,237          67,388         291,176      43,775,482          196,797       1,242,749
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  399,766,113      32,338,192      65,184,715     197,088,437       77,716,877     176,518,806
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   28,589,987      32,338,925      15,214,807      19,920,021       30,999,256      11,027,452
    Investments at cost             $  345,061,357      32,338,925      44,106,642     116,355,338       62,841,647     115,635,043

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                                                           SFT
                                        SFT IVY                                                        WELLINGTON        TOPS MGD
                                       SMALL CAP        SFT MGD         SFT REAL      SFT T. ROWE      CORE EQUITY     RISK BAL ETF
                                        GROWTH         VOL EQUITY     ESTATE CL 2     PRICE VALUE         CL 2             CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   47,577,521     290,928,500      64,246,110     103,267,918       44,149,334      18,784,239
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --            4,320              --
Receivable for investments sold              4,271          54,863          17,539          80,905               --           3,337
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        47,581,792     290,983,363      64,263,649     103,348,823       44,153,654      18,787,576
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    4,770          59,792          18,674          82,682               --           3,728
Payable for investments purchased               --              --              --              --            5,031              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        4,770          59,792          18,674          82,682            5,031           3,728
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   47,577,022     290,923,571      64,244,975     103,266,141       44,148,623      18,783,848
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   47,173,465     290,910,466      64,019,740     103,115,044       43,895,593      18,783,848
Contracts in annuity payment period        403,557          13,105         225,235         151,097          253,030              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   47,577,022     290,923,571      64,244,975     103,266,141       44,148,623      18,783,848
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                    3,134,073      25,093,029      14,529,862       8,216,435        3,174,826       1,765,436
    Investments at cost             $   35,522,620     273,998,156      51,957,997      82,961,275       33,284,385      20,106,754

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                               SEGREGATED SUB-ACCOUNTS*
                                    -----------------------------------------------
                                                        TOPS MGD        TOPS MGD
                                       TOPS MGD       RISK GROWTH     RISK MOD GRO
                                     RISK FLEX ETF      ETF CL 2        ETF CL 2
                                    ---------------  --------------  --------------
ASSETS
Investments at net asset value      $  121,177,206      75,239,003      22,909,464
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --
Receivable for investments sold             38,618         433,352          11,688
                                    ---------------  --------------  --------------
    Total assets                       121,215,824      75,672,355      22,921,152
                                    ---------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   40,822         435,092          12,113
Payable for investments purchased               --              --              --
                                    ---------------  --------------  --------------
    Total liabilities                       40,822         435,092          12,113
                                    ---------------  --------------  --------------
    Net assets applicable to
      contract owners               $  121,175,002      75,237,263      22,909,039
                                    ===============  ==============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  121,175,002      75,237,263      22,909,039
Contracts in annuity payment period             --              --              --
                                    ---------------  --------------  --------------
    Total contract owners' equity   $  121,175,002      75,237,263      22,909,039
                                    ===============  ==============  ==============

    Investment shares                   11,189,031       7,051,453       2,086,472
    Investments at cost             $  122,094,953      80,188,790      24,422,233

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                          AB VPS                         AM CENTURY      AM CENTURY      AMER FUNDS     AMER FUNDS
                                        DYNASSTALL      AB VPS INTL     VP INC & GRO    VP INFL PRO     IS GLBL BOND      IS GLBL
                                           CL B         VALUE CL B         CL II           CL II            CL 2        GROWTH CL 2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    2,636,877           7,388           81,832       1,880,125         241,584       113,207
  Mortality, expense and
    administrative charges (note 3)       (2,314,409)        (10,407)         (83,588)       (971,101)       (183,341)     (212,937)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           322,468          (3,019)          (1,756)        909,024          58,243       (99,730)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   210,232              --          392,354              --          44,799     1,089,738

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    5,326,373         137,696        1,525,179       9,609,951       4,003,209     2,184,697
    Cost of investments sold              (4,854,739)       (119,834)      (1,329,948)    (11,490,487)     (4,027,339)   (2,010,972)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           471,634          17,862          195,231      (1,880,536)        (24,130)      173,725

    Net realized gains (losses) on
      investments                            681,866          17,862          587,585      (1,880,536)         20,669     1,263,463

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (15,603,026)       (189,166)        (997,363)     (1,945,751)       (471,308)   (2,877,152)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net      (14,921,160)       (171,304)        (409,778)     (3,826,287)       (450,639)   (1,613,689)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  (14,598,692)       (174,323)        (411,534)     (2,917,263)       (392,396)   (1,713,419)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                                                        AMER FUNDS
                                        AMER FUNDS      AMER FUNDS       AMER FUNDS                      AMER FUNDS        IS US
                                        IS GLBL SM     IS GROWTH CL      IS GROWTH-      AMER FUNDS        IS NEW       GOVT/AAA CL
                                         CP CL 2             2            INC CL 2      IS INTL CL 2     WORLD CL 2          2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $       10,367         257,603          431,511         311,695         112,556       227,200
  Mortality, expense and
    administrative charges (note 3)         (182,278)       (855,591)        (452,856)       (252,600)       (183,713)     (184,815)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net          (171,911)       (597,988)         (21,345)         59,095         (71,157)       42,385
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   550,669       5,382,028        2,101,273         852,232         350,314            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      849,382       5,426,332        4,499,695       2,140,464       1,593,694     2,613,819
    Cost of investments sold                (930,788)     (5,522,063)      (4,246,048)     (2,093,618)     (1,568,827)   (2,706,497)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           (81,406)        (95,731)         253,647          46,846          24,867       (92,678)

    Net realized gains (losses) on
      investments                            469,263       5,286,297        2,354,920         899,078         375,181       (92,678)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,849,804)     (6,485,003)      (3,216,224)     (3,652,476)     (2,402,621)      (63,185)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,380,541)     (1,198,706)        (861,304)     (2,753,398)     (2,027,440)     (155,863)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,552,452)     (1,796,694)        (882,649)     (2,694,303)     (2,098,597)     (113,478)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                       CLEARBRIDGE     FIDELITY VIP                     FRANKLIN DEV      FRANKLIN        FRANKLIN
                                        VAR SM GRO        EQUITY-       FIDELITY VIP    MKTS VIP CL      MUTUAL SHS     SMALL CP VAL
                                          CL II         INCOME SC2      MID CAP SC2          2            VIP CL 2        VIP CL 2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --       1,359,847          152,833         202,215         233,110       255,052
  Mortality, expense and
    administrative charges (note 3)         (272,642)       (981,077)        (545,139)       (307,685)       (159,449)     (423,469)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net          (272,642)        378,770         (392,306)       (105,470)         73,661      (168,417)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 1,863,440       3,373,144        3,431,950              --         362,980     4,343,614

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    4,333,412      11,694,657        5,822,378       8,075,235       1,885,456     2,682,426
    Cost of investments sold              (3,102,414)     (8,694,010)      (4,899,673)     (7,492,027)     (1,475,217)   (3,319,201)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                         1,230,998       3,000,647          922,705         583,208         410,239      (636,775)

    Net realized gains (losses) on
      investments                          3,094,438       6,373,791        4,354,655         583,208         773,219     3,706,839

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (3,109,342)    (13,173,896)      (9,765,331)     (4,544,814)     (1,826,274)   (7,549,908)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net          (14,904)     (6,800,105)      (5,410,676)     (3,961,606)     (1,053,055)   (3,843,069)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $     (287,546)     (6,421,335)      (5,802,982)     (4,067,076)       (979,394)   (4,011,486)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                                                        INVESCO VI
                                       FRANKLIN SM-       GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI      EQUITY &
                                         MD CP GR       SACHS VI HQ      SACHS VIT       AMER VALUE      COMSTOCK SR        INC
                                         VIP CL 2        FLT RT SS      GBL TRNDS SS       SR II             II            SR II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --         774,488        1,021,195          17,837         808,073       158,889
  Mortality, expense and
    administrative charges (note 3)         (113,489)       (602,753)      (2,091,941)       (142,104)       (851,446)     (113,425)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net          (113,489)        171,735       (1,070,746)       (124,267)        (43,373)       45,464
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   987,507              --        2,322,574       1,286,566       5,558,062       353,026

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,716,434       5,421,951        3,379,019       1,469,445       6,354,663       635,428
    Cost of investments sold              (1,970,284)     (5,673,421)      (3,118,759)     (1,545,410)     (4,423,938)     (635,890)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (253,850)       (251,470)         260,260         (75,965)      1,930,725          (462)

    Net realized gains (losses) on
      investments                            733,657        (251,470)       2,582,834       1,210,601       7,488,787       352,564

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,181,899)         88,671      (10,223,544)     (2,313,868)    (14,909,548)   (1,294,030)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net         (448,242)       (162,799)      (7,640,710)     (1,103,267)     (7,420,761)     (941,466)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $     (561,731)          8,936       (8,711,456)     (1,227,534)     (7,464,134)     (896,002)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                        INVESCO VI      INVESCO VI        IVY VIP         IVY VIP       IVY VIP CORE      IVY VIP
                                         GROWTH &       SM CAP EQTY        ASSET        BALANCED CL        EQUITY        CORPORATE
                                        INC SR II          SR II       STRATEGY CL II        II             CL II       BOND CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      136,383              --        2,388,285       1,636,681         474,109     2,882,211
  Mortality, expense and
    administrative charges (note 3)         (134,257)       (284,732)      (1,910,727)     (1,265,373)     (1,411,860)   (1,776,744)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net             2,126        (284,732)         477,558         371,308        (937,751)    1,105,467
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   716,953       1,324,343        5,196,977       1,612,099       7,883,066       194,071

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,539,418       3,258,065       25,111,499      17,058,268      17,155,407    17,710,976
    Cost of investments sold              (1,491,905)     (2,820,643)     (26,409,137)    (19,783,353)    (17,942,368)  (19,489,414)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                            47,513         437,422       (1,297,638)     (2,725,085)       (786,961)   (1,778,438)

    Net realized gains (losses) on
      investments                            764,466       1,761,765        3,899,339      (1,112,986)      7,096,105    (1,584,367)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,874,602)     (4,450,416)     (12,448,759)     (3,274,714)    (10,814,609)   (4,078,295)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,110,136)     (2,688,651)      (8,549,420)     (4,387,700)     (3,718,504)   (5,662,662)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,108,010)     (2,973,383)      (8,071,862)     (4,016,392)     (4,656,255)   (4,557,195)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                          IVY VIP         IVY VIP         IVY VIP       IVY VIP GOVT      IVY VIP
                                         IVY VIP          GLOBAL           GLOBAL          GLOBAL           MONEY         GROWTH
                                       ENERGY CL II      BOND CL II     EQ INC CL II    GROWTH CL II     MARKET CL II      CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --         180,891          322,309         298,753         178,934        18,647
  Mortality, expense and
    administrative charges (note 3)          (77,810)        (85,507)        (272,777)       (928,014)       (155,208)     (807,257)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           (77,810)         95,384           49,532        (629,261)         23,726      (788,610)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --              --        1,514,618       3,829,868              99     6,370,263

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,513,846         766,502        3,160,564      15,442,625       2,644,589    13,694,231
    Cost of investments sold              (1,720,794)       (811,196)      (2,650,813)    (12,414,984)     (2,644,589)  (11,543,782)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (206,948)        (44,694)         509,751       3,027,641              --     2,150,449

    Net realized gains (losses) on
      investments                           (206,948)        (44,694)       2,024,369       6,857,509              99     8,520,712

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,473,260)       (151,052)      (4,582,732)    (10,163,186)             --    (6,261,187)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,680,208)       (195,746)      (2,558,363)     (3,305,677)             99     2,259,525
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,758,018)       (100,362)      (2,508,831)     (3,934,938)         23,825     1,470,915
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                          IVY VIP
                                         IVY VIP          IVY VIP         IVY VIP        MICRO CAP         IVY VIP        IVY VIP
                                           HIGH          INTL CORE      LIMITED-TERM       GROWTH          MID CAP        NATURAL
                                       INCOME CL II     EQUITY CL II      BOND CL II      CL II (A)      GROWTH CL II     RES CL II
                                      ---------------  --------------  --------------- ---------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    5,418,948       2,282,310          701,074              --              --        94,630
  Mortality, expense and
    administrative charges (note 3)       (1,274,849)     (1,898,575)        (545,491)       (442,918)       (940,607)     (475,411)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net         4,144,099         383,735          155,583        (442,918)       (940,607)     (380,781)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --       3,990,753               --       1,503,443       3,063,146            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   14,496,143      19,726,393        4,593,374      44,442,372      14,036,682     5,264,723
    Cost of investments sold             (15,704,328)    (16,902,498)      (4,714,267)    (42,128,744)     (9,878,950)   (6,351,973)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                        (1,208,185)      2,823,895         (120,893)      2,313,628       4,157,732    (1,087,250)

    Net realized gains (losses) on
      investments                         (1,208,185)      6,814,648         (120,893)      3,817,071       7,220,878    (1,087,250)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (5,752,044)    (35,631,837)        (260,109)       (869,383)     (6,268,847)   (6,732,339)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (6,960,229)    (28,817,189)        (381,002)      2,947,688         952,031    (7,819,589)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (2,816,130)    (28,433,454)        (225,419)      2,504,770          11,424    (8,200,370)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                          IVY VI          IVY VIP                         IVY VIP          IVY VIP        IVY VIP
                                         PATH MOD        PATH MOD         IVY VIP        PATHFINDER      PATHFINDER      PATHFINDER
                                         AGG MVF          CON MVF         PATH MOD       AGGRESSIVE        CONSERV        MOD AGGR
                                          CL II            CL II         MVF CL II         CL II            CL II          CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    1,006,378         315,181        3,963,960         310,370         324,183     4,110,408
  Mortality, expense and
    administrative charges (note 3)       (1,036,156)       (461,190)      (5,557,547)       (228,994)       (368,973)   (3,037,772)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           (29,778)       (146,009)      (1,593,587)         81,376         (44,790)    1,072,636
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,415,578       1,027,440       12,179,022         918,551         953,867    11,367,519

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    7,824,643       4,136,909       14,993,933       3,681,338       6,131,886    44,565,234
    Cost of investments sold              (7,565,678)     (4,038,836)     (14,149,753)     (3,949,570)     (6,388,333)  (38,761,766)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           258,965          98,073          844,180        (268,232)       (256,447)    5,803,468

    Net realized gains (losses) on
      investments                          2,674,543       1,125,513       13,023,202         650,319         697,420    17,170,987

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (7,194,995)     (2,350,072)     (33,733,237)     (1,450,414)     (1,422,928)  (30,206,358)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (4,520,452)     (1,224,559)     (20,710,035)       (800,095)       (725,508)  (13,035,371)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (4,550,230)     (1,370,568)     (22,303,622)       (718,719)       (770,298)  (11,962,735)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                         IVY VIP          IVY VIP
                                        PATHFINDER      PATHFINDER        IVY VIP         IVY VIP          IVY VIP        IVY VIP
                                         MOD CONS        MODERATE        SCIENCE &      SECURIAN RE       SMALL CAP      SMALL CAP
                                          CL II            CL II         TECH CL II      SEC CL II       CORE CL II     GROWTH CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      842,258       2,705,450               --         157,183          75,691       113,170
  Mortality, expense and
    administrative charges (note 3)         (814,355)     (2,547,138)      (1,216,160)       (147,414)       (912,316)     (564,776)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  --------------- ---------------  --------------  ------------
    Investment income (loss) - net            27,903         158,312       (1,216,160)          9,769        (836,625)     (451,606)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,636,944       8,738,211       10,161,135         672,099      11,992,683     9,379,781

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   11,513,327      34,716,268       19,778,545       2,437,651      13,865,029    11,062,102
    Cost of investments sold             (11,651,619)    (31,288,236)     (14,643,125)     (2,697,105)    (13,087,929)  (10,406,091)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (138,292)      3,428,032        5,135,420        (259,454)        777,100       656,011

    Net realized gains (losses) on
      investments                          2,498,652      12,166,243       15,296,555         412,645      12,769,783    10,035,792

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,628,703)    (21,084,507)     (18,212,217)     (1,123,004)    (18,168,251)  (12,574,594)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (2,130,051)     (8,918,264)      (2,915,662)       (710,359)     (5,398,468)   (2,538,802)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (2,102,148)     (8,759,952)      (4,131,822)       (700,590)     (6,235,093)   (2,990,408)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                           JANUS           JANUS                            JANUS          JANUS
                                         IVY VIP         HENDERSON       HENDERSON         JANUS          HENDERSON      HENDERSON
                                          VALUE          BALANCED         FLEXIBLE       HENDERSON         MID CP        OVERSEAS
                                          CL II             SS            BOND SS         FORTY SS         VAL SS           SS
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    1,532,334         467,917          557,581              --         223,200       649,048
  Mortality, expense and
    administrative charges (note 3)       (1,103,464)       (374,089)        (301,641)       (694,434)       (363,422)     (538,446)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           428,870          93,828          255,940        (694,434)       (140,222)      110,602
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,463,454         666,544               --       7,435,209       2,237,894            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   15,138,481       3,430,019        2,669,809      11,102,569       2,383,198     7,734,107
    Cost of investments sold             (14,435,240)     (2,709,742)      (2,789,266)    (10,125,070)     (2,157,170)   (8,381,841)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           703,241         720,277         (119,457)        977,499         226,028      (647,734)

    Net realized gains (losses) on
      investments                          3,166,695       1,386,821         (119,457)      8,412,708       2,463,922      (647,734)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (9,702,210)     (1,777,460)        (720,270)     (7,443,382)     (6,070,678)   (5,724,466)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (6,535,515)       (390,639)        (839,727)        969,326      (3,606,756)   (6,372,200)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (6,106,645)       (296,811)        (583,787)        274,892      (3,746,978)   (6,261,598)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                          MFS VIT                       MORNINGSTAR
                                         MFS VIT          MID CAP       MORGSTANLEY         AGGR         MORNINGSTAR    MORNINGSTAR
                                         II INTL          GROWTH          VIF EMG          GROWTH         BALANCED     CONSERVATIVE
                                         VALUE SC         SER SC         MK EQ CL 2        ETF II          ETF II          ETF II
                                      ---------------  --------------  --------------- ---------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      146,784              --          102,410         121,182         974,731       292,541
  Mortality, expense and
    administrative charges (note 3)         (234,882)        (25,442)        (377,207)       (131,676)       (783,399)     (211,805)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           (88,098)        (25,442)        (274,797)        (10,494)        191,332        80,736
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   182,492         242,730               --         714,209       4,384,911       195,109

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,319,980         958,146        4,695,168       1,251,566      10,967,073     2,888,790
    Cost of investments sold              (1,039,600)       (780,884)      (3,845,598)     (1,085,813)     (9,848,758)   (2,982,480)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           280,380         177,262          849,570         165,753       1,118,315       (93,690)

    Net realized gains (losses) on
      investments                            462,872         419,992          849,570         879,962       5,503,226       101,419

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,207,832)       (441,138)      (5,569,310)     (1,817,578)     (9,731,093)     (738,538)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,744,960)        (21,146)      (4,719,740)       (937,616)     (4,227,867)     (637,119)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,833,058)        (46,588)      (4,994,537)       (948,110)     (4,036,535)     (556,383)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                         NEUBERGER
                                       MORNINGSTAR      MORNINGSTAR        BERMAN       OPPENHEIMER      OPPENHEIMER      PIMCO VIT
                                          GROWTH        INC & GROWTH      SUSTAIN        INTL GROW        MS SM CAP      GLB DIV ALL
                                          ETF II          ETF II          EQ S CL          VA SS            VA SS          ADV CL
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      373,678         485,895            6,540         222,336           2,101     2,884,050
  Mortality, expense and
    administrative charges (note 3)         (338,654)       (363,839)         (51,235)       (573,702)        (60,693)   (2,166,757)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net            35,024         122,056          (44,695)       (351,366)        (58,592)      717,293
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,108,791         890,844          170,202         704,712         458,525     3,404,118

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    6,158,741       5,587,631          821,003       2,556,923         726,734     2,308,409
    Cost of investments sold              (4,654,767)     (5,610,843)        (748,513)     (2,274,881)       (691,667)   (2,298,694)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                         1,503,974         (23,212)          72,490         282,042          35,067         9,715

    Net realized gains (losses) on
      investments                          3,612,765         867,632          242,692         986,754         493,592     3,413,833

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (5,778,518)     (2,372,561)        (395,919)     (9,072,842)       (832,100)  (21,212,566)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (2,165,753)     (1,504,929)        (153,227)     (8,086,088)       (338,508)  (17,798,733)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (2,130,729)     (1,382,873)        (197,922)     (8,437,454)       (397,100)  (17,081,440)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                          PIMCO            PIMCO           PUTNAM        PUTNAM VT                        PUTNAM
                                         VIT LOW         VIT TOTAL       VT EQUITY         GROWTH          PUTNAM         VT SUS
                                         DUR PORT         RETURN           INCOME           OPP           VT INTER        LEADERS
                                          ADV CL          ADV CL           CL IB           CL IB          EQ CL IB       FD CL IB
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    1,123,950       4,021,477          107,457              --          41,919            --
  Mortality, expense and
    administrative charges (note 3)         (915,257)     (2,414,564)        (229,686)       (141,582)        (43,872)      (34,805)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           208,693       1,606,913         (122,229)       (141,582)         (1,953)      (34,805)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --       1,910,396          689,224         490,383              --       262,669

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    8,472,763      19,422,602        2,158,035       1,938,777         430,208       894,134
    Cost of investments sold              (8,970,887)    (21,363,160)      (1,664,339)     (1,531,048)       (289,297)     (840,331)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (498,124)     (1,940,558)         493,696         407,729         140,911        53,803

    Net realized gains (losses) on
      investments                           (498,124)        (30,162)       1,182,920         898,112         140,911       316,472

  Net change in unrealized
    appreciation (depreciation) of
    investments                             (501,478)     (5,204,593)      (2,468,655)     (1,077,250)       (759,869)     (291,165)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net         (999,602)     (5,234,755)      (1,285,735)       (179,138)       (618,958)       25,307
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $     (790,909)     (3,627,842)      (1,407,964)       (320,720)       (620,911)       (9,498)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                            SFT             SFT             SFT              SFT            SFT
                                         SFT CORE         DYNAMIC        GOVT MONEY      INDEX 400        INDEX 500      INTL BOND
                                        BOND CL 2         MGD VOL          MARKET         MC CL 2           CL 2           CL 2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --              --          327,022              --              --            --
  Mortality, expense and
    administrative charges (note 3)       (2,719,202)     (5,551,467)        (366,096)       (901,809)     (2,297,969)   (1,086,160)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net        (2,719,202)     (5,551,467)         (39,074)       (901,809)     (2,297,969)   (1,086,160)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --              --               --              --              --            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   27,080,564       6,076,322       23,676,696      12,083,870      28,960,026     8,655,203
    Cost of investments sold             (18,806,549)     (4,317,421)     (23,676,696)     (3,647,253)    (11,587,432)   (5,866,881)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                         8,274,015       1,758,901               --       8,436,617      17,372,594     2,788,322
    Net realized gains (losses) on
      investments                          8,274,015       1,758,901               --       8,436,617      17,372,594     2,788,322

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (9,521,795)    (14,045,976)              --     (16,688,595)    (26,715,342)   (1,767,918)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,247,780)    (12,287,075)              --      (8,251,978)     (9,342,748)    1,020,404
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (3,966,982)    (17,838,542)         (39,074)     (9,153,787)    (11,640,717)      (65,756)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                                                            SFT
                                                          SFT IVY                           SFT                           T. ROWE
                                         SFT IVY         SMALL CAP        SFT MGD         MORTGAGE        SFT REAL         PRICE
                                          GROWTH          GROWTH         VOL EQUITY       CL 2 (B)       ESTATE CL 2       VALUE
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --              --               --              --              --            --
  Mortality, expense and
    administrative charges (note 3)       (2,682,854)       (742,491)      (3,985,978)       (679,497)       (998,474)   (1,731,533)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net        (2,682,854)       (742,491)      (3,985,978)       (679,497)       (998,474)   (1,731,533)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --              --               --              --              --            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   42,274,090      11,573,214        5,817,449      57,130,072      12,021,901    16,894,551
    Cost of investments sold             (24,636,999)     (6,644,389)      (4,780,569)    (50,816,889)     (4,233,547)  (12,192,347)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                        17,637,091       4,928,825        1,036,880       6,313,183       7,788,354     4,702,204
    Net realized gains (losses) on
      investments                         17,637,091       4,928,825        1,036,880       6,313,183       7,788,354     4,702,204

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (10,689,740)     (6,387,694)     (15,898,867)     (7,068,704)    (11,435,926)  (15,971,322)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net        6,947,351      (1,458,869)     (14,861,987)       (755,521)     (3,647,572)  (11,269,118)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    4,264,497      (2,201,360)     (18,847,965)     (1,435,018)     (4,646,046)  (13,000,651)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                       -----------------------------------------------------------------------------
                                                            SFT             TOPS                           TOPS           TOPS
                                                        WELLINGTON        MGD RISK          TOPS          MGD RISK       MGD RISK
                                                           CORE           BAL ETF         MGD RISK         GROWTH         MOD GRO
                                                        EQUITY CL 2         CL 2          FLEX ETF        ETF CL 2       ETF CL 2
                                                       --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from underlying
    mutual fund                                        $          --          345,185       1,491,635       1,257,367       411,403
  Mortality, expense and administrative charges
    (note 3)                                                (726,038)        (305,326)     (1,789,319)     (1,245,113)     (374,791)
  Fees waived (note 3)                                        98,184               --              --              --            --
                                                       --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net                          (627,854)          39,859        (297,684)         12,254        36,612
                                                       --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS - NET
  Realized gain distributions from underlying mutual
    fund                                                          --        1,072,126         658,042       4,445,469     1,200,412

  Realized gains (losses) on sales of investments
    Proceeds from sales                                    8,962,331        4,173,728       5,009,044       5,666,486     3,642,073
    Cost of investments sold                              (5,973,827)      (3,897,396)     (4,777,050)     (5,093,814)   (3,369,247)
                                                       --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales of investments          2,988,504          276,332         231,994         572,672       272,826

    Net realized gains (losses) on investments             2,988,504        1,348,458         890,036       5,018,141     1,473,238

  Net change in unrealized appreciation
    (depreciation) of investments                         (3,611,981)      (2,984,678)    (10,668,812)    (13,536,475)   (3,699,555)
                                                       --------------  ---------------  --------------  --------------  ------------
    Realized and unrealized gains (losses) on
      investments - net                                     (623,477)      (1,636,220)     (9,778,776)     (8,518,334)   (2,226,317)
                                                       --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $  (1,251,331)      (1,596,361)    (10,076,460)     (8,506,080)   (2,189,705)
                                                       ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   AB VPS            AB VPS         AM CENTURY        AM CENTURY        AMER FUNDS      AMER FUNDS
                                 DYNASSTALL        INTL VALUE        VP INC &        VP INFL PRO         IS GLBL         IS GLBL
                                    CL B              CL B           GRO CL II          CL II           BOND CL 2      GROWTH CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       552,256            4,098            19,527          832,699          (121,274)       (82,921)
  Net realized gains
    (losses) on investments            622,485           (2,492)          157,018         (592,757)           52,250        451,250
  Net change in unrealized
    appreciation
    (depreciation)                  16,111,340          138,456           585,682        1,288,079           637,446      2,934,226
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        17,286,081          140,062           762,227        1,528,021           568,422      3,302,555
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments        14,777,261          179,804           848,801        4,594,273         4,713,899      2,694,262
  Contract terminations,
    withdrawal payments and
    charges                         (6,959,361)        (325,950)       (1,473,272)      (4,317,070)       (1,446,426)    (1,948,987)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                33              181                74             --
  Annuity benefit payments                  --               --              (377)          (9,103)           (3,199)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       7,817,900         (146,146)         (624,815)         268,281         3,264,348        745,275
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            25,103,981           (6,084)          137,412        1,796,302         3,832,770      4,047,830
Net assets at the beginning
  of year or period                132,664,227          770,341         4,607,075       69,117,411         8,925,290     11,164,434
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   157,768,208          764,257         4,744,487       70,913,713        12,758,060     15,212,264
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       322,468           (3,019)           (1,756)         909,024            58,243        (99,730)
  Net realized gains
    (losses) on investments            681,866           17,862           587,585       (1,880,536)           20,669      1,263,463
  Net change in unrealized
    appreciation
    (depreciation)                 (15,603,026)        (189,166)         (997,363)      (1,945,751)         (471,308)    (2,877,152)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                       (14,598,692)        (174,323)         (411,534)      (2,917,263)         (392,396)    (1,713,419)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments        17,953,958          139,836         1,162,621        1,986,731         2,480,579      3,636,490
  Contract terminations,
    withdrawal payments and
    charges                         (4,574,238)        (129,922)       (1,449,347)      (8,909,940)       (3,916,399)    (2,082,958)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                42              199                81             37
  Annuity benefit payments                  --               --              (406)          (8,487)           (3,100)          (261)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      13,379,720            9,914          (287,090)      (6,931,497)       (1,438,839)     1,553,308
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (1,218,972)        (164,409)         (698,624)      (9,848,760)       (1,831,235)      (160,111)
Net assets at the beginning
  of year or period                157,768,208          764,257         4,744,487       70,913,713        12,758,060     15,212,264
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   156,549,236          599,848         4,045,863       61,064,953        10,926,825     15,052,153
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                 AMER FUNDS        AMER FUNDS       AMER FUNDS                          AMER FUNDS      AMER FUNDS
                                 IS GLBL SM        IS GROWTH       IS GROWTH-INC      AMER FUNDS          IS NEW          IS US
                                   CP CL 2            CL 2             CL 2          IS INTL CL 2       WORLD CL 2     GOVT/AAA CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (102,955)        (427,546)          (66,862)         (21,069)          (57,337)        (4,933)
  Net realized gains
    (losses) on investments           (156,366)       4,316,187         1,502,239          418,760            43,868          7,399
  Net change in unrealized
    appreciation
    (depreciation)                   2,357,100        5,795,437         4,181,698        3,967,076         2,727,770         15,198
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         2,097,779        9,684,078         5,617,075        4,364,767         2,714,301         17,664
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,633,170        8,092,645         3,820,892        4,249,164         2,248,405      2,795,334
  Contract terminations,
    withdrawal payments and
    charges                         (1,271,326)      (4,683,916)       (9,966,599)      (4,652,459)       (1,737,016)    (1,827,843)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  70           (1,716)           (1,604)              --                54             34
  Annuity benefit payments              (2,656)          (1,864)           (3,783)              --            (2,582)          (970)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,359,258        3,405,149        (6,151,094)        (403,295)          508,861        966,555
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             3,457,037       13,089,227          (534,019)       3,961,472         3,223,162        984,219
Net assets at the beginning
  of year or period                  8,074,827       35,311,313        30,314,808       14,498,583         9,352,789     12,409,965
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    11,531,864       48,400,540        29,780,789       18,460,055        12,575,951     13,394,184
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $      (171,911)        (597,988)          (21,345)          59,095           (71,157)        42,385
  Net realized gains
    (losses) on investments            469,263        5,286,297         2,354,920          899,078           375,181        (92,678)
  Net change in unrealized
    appreciation
    (depreciation)                  (1,849,804)      (6,485,003)       (3,216,224)      (3,652,476)       (2,402,621)       (63,185)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,552,452)      (1,796,694)         (882,649)      (2,694,303)       (2,098,597)      (113,478)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,342,957       14,309,362         3,687,298        2,630,841         2,883,932      1,637,293
  Contract terminations,
    withdrawal payments and
    charges                           (782,117)      (5,122,433)       (4,212,218)      (2,018,098)       (1,529,377)    (2,504,711)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  96              214               136               --                64             36
  Annuity benefit payments              (2,981)          (3,178)           (3,844)              --            (2,757)          (983)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,557,955        9,183,965          (528,628)         612,743         1,351,862       (868,365)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                                 5,503        7,387,271        (1,411,277)      (2,081,560)         (746,735)      (981,843)
Net assets at the beginning
  of year or period                 11,531,864       48,400,540        29,780,789       18,460,055        12,575,951     13,394,184
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    11,537,367       55,787,811        28,369,512       16,378,495        11,829,216     12,412,341
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                 CLEARBRIDGE      FIDELITY VIP       FIDELITY          FRANKLIN          FRANKLIN        FRANKLIN
                                   VAR SM        EQUITY-INCOME       VIP MID           DEV MKTS         MUTUAL SHS       SMALL CP
                                  GRO CL II          SC2             CAP SC2           VIP CL 2          VIP CL 2      VAL VIP CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (125,507)          (7,536)         (350,821)         (93,632)          107,155       (324,681)
  Net realized gains
    (losses) on investments            373,829        8,787,112         3,037,499         (244,693)          756,045      2,228,052
  Net change in unrealized
    appreciation
    (depreciation)                   1,153,801         (826,392)        3,921,828        8,722,436          (343,135)       548,969
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         1,402,123        7,953,184         6,608,506        8,384,111           520,065      2,452,340
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         8,961,301        2,650,104         2,049,785        5,874,970         5,058,839      2,640,871
  Contract terminations,
    withdrawal payments and
    charges                           (757,631)     (17,658,187)       (4,906,257)      (6,226,841)       (1,171,569)   (12,190,288)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                   7              752             9,351            2,538               109             94
  Annuity benefit payments                (325)         (56,670)          (33,612)         (10,867)           (1,967)        (6,767)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       8,203,352      (15,064,001)       (2,880,733)        (360,200)        3,885,412     (9,556,090)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             9,605,475       (7,110,817)        3,727,773        8,023,911         4,405,477     (7,103,750)
Net assets at the beginning
  of year or period                  1,700,508       81,880,565        36,510,194       21,167,985         6,244,316     36,490,421
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    11,305,983       74,769,748        40,237,967       29,191,896        10,649,793     29,386,671
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $      (272,642)         378,770          (392,306)        (105,470)           73,661       (168,417)
  Net realized gains
    (losses) on investments          3,094,438        6,373,791         4,354,655          583,208           773,219      3,706,839
  Net change in unrealized
    appreciation
    (depreciation)                  (3,109,342)     (13,173,896)       (9,765,331)      (4,544,814)       (1,826,274)    (7,549,908)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (287,546)      (6,421,335)       (5,802,982)      (4,067,076)         (979,394)    (4,011,486)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         8,659,311        1,146,816         2,009,248        2,616,820           228,751      1,868,148
  Contract terminations,
    withdrawal payments and
    charges                         (4,221,016)     (10,838,872)       (5,339,915)      (7,859,452)       (1,744,665)    (2,433,054)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                   8            3,095           (34,559)          (7,161)              125            103
  Annuity benefit payments                (391)         (40,535)          (25,903)         (10,133)           (1,491)        (6,040)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       4,437,912       (9,729,496)       (3,391,129)      (5,259,926)       (1,517,280)      (570,843)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             4,150,366      (16,150,831)       (9,194,111)      (9,327,002)       (2,496,674)    (4,582,329)
Net assets at the beginning
  of year or period                 11,305,983       74,769,748        40,237,967       29,191,896        10,649,793     29,386,671
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    15,456,349       58,618,917        31,043,856       19,864,894         8,153,119     24,804,342
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  FRANKLIN          GOLDMAN           GOLDMAN         INVESCO VI        INVESCO VI      INVESCO VI
                                  SM-MD CP        SACHS VI HQ        SACHS VIT        AMER VALUE         COMSTOCK      EQUITY & INC
                                 GR VIP CL 2       FLT RT SS       GBL TRNDS SS         SR II             SR II           SR II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (109,949)         (72,919)       (1,418,804)         (87,098)          309,671          9,858
  Net realized gains
    (losses) on investments            443,690          (81,660)        3,752,258         (109,263)        4,828,337        116,357
  Net change in unrealized
    appreciation
    (depreciation)                   1,344,104          156,040        11,637,156          936,534         3,274,396        468,267
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         1,677,845            1,461        13,970,610          740,173         8,412,404        594,482
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,012,609        3,629,822        11,743,846        1,193,505         6,244,185      2,857,118
  Contract terminations,
    withdrawal payments and
    charges                         (2,037,049)      (2,334,117)       (4,938,971)      (1,399,263)       (6,054,741)      (766,619)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,571               17                --              170               327             --
  Annuity benefit payments              (9,158)          (3,459)               --           (3,339)          (12,845)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,032,027)       1,292,263         6,804,875         (208,927)          176,926      2,090,499
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                               645,818        1,293,724        20,775,485          531,246         8,589,330      2,684,981
Net assets at the beginning
  of year or period                  8,851,759       38,919,618       117,911,955        9,229,462        50,583,685      5,038,654
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     9,497,577       40,213,342       138,687,440        9,760,708        59,173,015      7,723,635
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $      (113,489)         171,735        (1,070,746)        (124,267)          (43,373)        45,464
  Net realized gains
    (losses) on investments            733,657         (251,470)        2,582,834        1,210,601         7,488,787        352,564
  Net change in unrealized
    appreciation
    (depreciation)                  (1,181,899)          88,671       (10,223,544)      (2,313,868)      (14,909,548)    (1,294,030)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (561,731)           8,936        (8,711,456)      (1,227,534)       (7,464,134)      (896,002)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,193,904        6,016,496        19,024,296          616,966         2,050,044      1,053,813
  Contract terminations,
    withdrawal payments and
    charges                         (1,616,125)      (5,018,886)       (2,722,337)      (1,352,794)       (5,735,489)      (570,582)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,853               14                --              186               383             --
  Annuity benefit payments              (7,881)          (3,322)               --           (3,494)          (13,702)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                        (428,249)         994,302        16,301,959         (739,136)       (3,698,764)       483,231
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (989,980)       1,003,238         7,590,503       (1,966,670)      (11,162,898)      (412,771)
Net assets at the beginning
  of year or period                  9,497,577       40,213,342       138,687,440        9,760,708        59,173,015      7,723,635
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     8,507,597       41,216,580       146,277,943        7,794,038        48,010,117      7,310,864
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  INVESCO VI        INVESCO VI         IVY VIP           IVY VIP           IVY VIP         IVY VIP
                                   GROWTH &        SM CAP EQTY          ASSET           BALANCED            CORE         CORPORATE
                                  INC SR II           SR II         STRATEGY CL II        CL II          EQUITY CL II    BOND CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (40,636)        (301,028)          190,047          398,509          (961,751)       361,747
  Net realized gains
    (losses) on investments            176,107        1,428,012        (2,035,673)         397,339         2,570,012        714,359
  Net change in unrealized
    appreciation
    (depreciation)                     836,483        1,273,188        24,098,866        9,574,879        16,434,566      2,508,598
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                           971,954        2,400,172        22,253,240       10,370,727        18,042,827      3,584,704
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           654,483          542,617         1,488,988        5,087,392         1,929,159      9,544,179
  Contract terminations,
    withdrawal payments and
    charges                         (2,322,235)      (2,631,086)      (23,992,141)     (16,230,839)      (13,520,640)    (6,587,527)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               41            (4,441)         (12,851)           12,242          1,474
  Annuity benefit payments                  --           (2,242)          (51,177)        (304,910)          (53,670)       (23,851)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,667,752)      (2,090,670)      (22,558,771)     (11,461,208)      (11,632,909)     2,934,275
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (695,798)         309,502          (305,531)      (1,090,481)        6,409,918      6,518,979
Net assets at the beginning
  of year or period                  9,075,732       20,811,129       145,355,667      110,047,146        99,292,010    132,718,740
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     8,379,934       21,120,631       145,050,136      108,956,665       105,701,928    139,237,719
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $         2,126         (284,732)          477,558          371,308          (937,751)     1,105,467
  Net realized gains
    (losses) on investments            764,466        1,761,765         3,899,339       (1,112,986)        7,096,105     (1,584,367)
  Net change in unrealized
    appreciation
    (depreciation)                  (1,874,602)      (4,450,416)      (12,448,759)      (3,274,714)      (10,814,609)    (4,078,295)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,108,010)      (2,973,383)       (8,071,862)      (4,016,392)       (4,656,255)    (4,557,195)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           218,396          801,770         2,159,917        2,731,845         2,115,547      8,171,613
  Contract terminations,
    withdrawal payments and
    charges                         (1,436,369)      (3,027,855)      (23,389,472)     (15,647,195)      (15,883,833)   (16,558,441)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               47             3,226           28,296           (14,235)         1,755
  Annuity benefit payments                  --           (2,334)          (41,610)        (300,337)          (52,457)       (23,483)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,217,973)      (2,228,372)      (21,267,939)     (13,187,391)      (13,834,978)    (8,408,556)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,325,983)      (5,201,755)      (29,339,801)     (17,203,783)      (18,491,233)   (12,965,751)
Net assets at the beginning
  of year or period                  8,379,934       21,120,631       145,050,136      108,956,665       105,701,928    139,237,719
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     6,053,951       15,918,876       115,710,335       91,752,882        87,210,695    126,271,968
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   IVY VIP          IVY VIP           IVY VIP           IVY VIP           IVY VIP         IVY VIP
                                   ENERGY         GLOBAL BOND        GLOBAL EQ          GLOBAL          GOVT MONEY        GROWTH
                                    CL II            CL II           INC CL II       GROWTH CL II      MARKET CL II       CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (42,394)          91,955           (29,180)        (915,625)          (75,445)      (675,478)
  Net realized gains
    (losses) on investments           (153,739)         (35,760)        1,605,709        3,675,278               587      7,604,606
  Net change in unrealized
    appreciation
    (depreciation)                    (748,570)         129,274         1,198,636       10,622,145                --      7,324,244
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (944,703)         185,469         2,775,165       13,381,798           (74,858)    14,253,372
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,408,412          508,557           379,243          803,022         1,645,468      1,176,404
  Contract terminations,
    withdrawal payments and
    charges                         (1,316,294)        (862,156)       (3,465,799)     (10,420,331)       (1,880,767)   (11,373,254)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 391                1             1,598            3,195                33          3,927
  Annuity benefit payments              (1,266)          (1,753)          (13,219)         (17,380)           (1,674)       (25,552)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                          91,243         (355,351)       (3,098,177)      (9,631,494)         (236,940)   (10,218,475)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (853,460)        (169,882)         (323,012)       3,750,304          (311,798)     4,034,897
Net assets at the beginning
  of year or period                  6,986,082        6,722,983        21,597,757       62,464,755        10,490,486     55,403,413
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     6,132,622        6,553,101        21,274,745       66,215,059        10,178,688     59,438,310
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (77,810)          95,384            49,532         (629,261)           23,726       (788,610)
  Net realized gains
    (losses) on investments           (206,948)         (44,694)        2,024,369        6,857,509                99      8,520,712
  Net change in unrealized
    appreciation
    (depreciation)                  (1,473,260)        (151,052)       (4,582,732)     (10,163,186)               --     (6,261,187)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,758,018)        (100,362)       (2,508,831)      (3,934,938)           23,825      1,470,915
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           416,685          363,949           665,380        5,471,906         3,822,938        694,352
  Contract terminations,
    withdrawal payments and
    charges                         (1,459,928)        (716,877)       (2,968,154)     (14,670,691)       (2,550,964)   (12,943,839)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 389               --             1,713            1,554                40          5,791
  Annuity benefit payments              (1,196)          (1,667)          (13,238)         (19,088)           (1,997)       (31,460)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,044,050)        (354,595)       (2,314,299)      (9,216,319)        1,270,017    (12,275,156)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,802,068)        (454,957)       (4,823,130)     (13,151,257)        1,293,842    (10,804,241)
Net assets at the beginning
  of year or period                  6,132,622        6,553,101        21,274,745       66,215,059        10,178,688     59,438,310
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     3,330,554        6,098,144        16,451,615       53,063,802        11,472,530     48,634,069
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                IVY VIP HIGH      IVY VIP INTL        IVY VIP        IVY VIP MICRO      IVY VIP MID       IVY VIP
                                   INCOME         CORE EQUITY      LIMITED-TERM       CAP GROWTH        CAP GROWTH      NATURAL RES
                                    CL II            CL II          BOND CL II        CL II (A)           CL II           CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $     3,742,593          183,924           110,905         (399,072)         (901,983)      (489,028)
  Net realized gains
    (losses) on investments           (248,019)       5,020,304          (105,724)        (392,601)        3,970,497     (2,825,193)
  Net change in unrealized
    appreciation
    (depreciation)                   1,107,257       25,636,455            27,322        2,694,584        11,116,890      3,514,979
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         4,601,831       30,840,683            32,503        1,902,911        14,185,404        200,758
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,219,623        3,203,636         4,680,478        8,347,069         1,314,304      4,235,900
  Contract terminations,
    withdrawal payments and
    charges                        (11,867,521)     (22,933,611)       (2,568,384)      (3,856,474)      (10,016,427)   (10,625,216)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,982           27,777                --              711               472            375
  Annuity benefit payments             (42,861)        (148,354)               --           (7,649)           (8,969)        (5,995)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (7,688,777)     (19,850,552)        2,112,094        4,483,657        (8,710,620)    (6,394,936)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (3,086,946)      10,990,131         2,144,597        6,386,568         5,474,784     (6,194,178)
Net assets at the beginning
  of year or period                 92,040,204      150,580,435        39,615,179       23,945,771        60,308,547     41,112,391
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    88,953,258      161,570,566        41,759,776       30,332,339        65,783,331     34,918,213
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $     4,144,099          383,735           155,583         (442,918)         (940,607)      (380,781)
  Net realized gains
    (losses) on investments         (1,208,185)       6,814,648          (120,893)       3,817,071         7,220,878     (1,087,250)
  Net change in unrealized
    appreciation
    (depreciation)                  (5,752,044)     (35,631,837)         (260,109)        (869,383)       (6,268,847)    (6,732,339)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (2,816,130)     (28,433,454)         (225,419)       2,504,770            11,424     (8,200,370)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,696,489        6,749,839         3,399,800       11,264,250         4,648,860      3,868,564
  Contract terminations,
    withdrawal payments and
    charges                        (13,449,282)     (18,206,891)       (4,291,154)     (44,100,732)      (13,310,777)    (4,967,192)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               2,154          (33,253)               --               62               747            393
  Annuity benefit payments             (39,959)        (127,078)               --             (689)          (10,717)        (5,036)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (8,790,598)     (11,617,383)         (891,354)     (32,837,109)       (8,671,887)    (1,103,271)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (11,606,728)     (40,050,837)       (1,116,773)     (30,332,339)       (8,660,463)    (9,303,641)
Net assets at the beginning
  of year or period                 88,953,258      161,570,566        41,759,776       30,332,339        65,783,331     34,918,213
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    77,346,530      121,519,729        40,643,003               --        57,122,868     25,614,572
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   IVY VIP          IVY VIP           IVY VIP          IVY VIP           IVY VIP         IVY VIP
                                    PATH              PATH           PATH MOD         PATHFINDER        PATHFINDER      PATHFINDER
                                   MOD AGG          MOD CON             MVF           AGGRESSIVE         CONSERV         MOD AGGR
                                  MVF CL II        MVF CL II           CL II            CL II             CL II           CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (627,687)        (311,474)       (3,287,375)         (85,114)         (175,259)    (1,155,550)
  Net realized gains
    (losses) on investments          1,987,668          646,612        10,386,464        1,251,135           838,354     24,608,301
  Net change in unrealized
    appreciation
    (depreciation)                   7,962,670        3,068,452        35,876,219        1,819,174         2,066,729     11,933,058
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         9,322,651        3,403,590        42,975,308        2,985,195         2,729,824     35,385,809
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments        10,512,934        1,600,403        23,779,477        1,588,406         1,404,684        857,911
  Contract terminations,
    withdrawal payments and
    charges                         (4,820,278)      (4,040,135)      (12,629,776)      (4,227,834)       (6,689,469)   (32,761,667)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                --               --                 9             --
  Annuity benefit payments                  --               --                --               --           (12,089)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       5,692,656       (2,439,732)       11,149,701       (2,639,428)       (5,296,865)   (31,903,756)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            15,015,307          963,858        54,125,009          345,767        (2,567,041)     3,482,053
Net assets at the beginning
  of year or period                 62,068,588       34,087,877       345,138,193       17,383,185        32,156,119    246,007,469
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    77,083,895       35,051,735       399,263,202       17,728,952        29,589,078    249,489,522
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (29,778)        (146,009)       (1,593,587)          81,376           (44,790)     1,072,636
  Net realized gains
    (losses) on investments          2,674,543        1,125,513        13,023,202          650,319           697,420     17,170,987
  Net change in unrealized
    appreciation
    (depreciation)                  (7,194,995)      (2,350,072)      (33,733,237)      (1,450,414)       (1,422,928)   (30,206,358)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (4,550,230)      (1,370,568)      (22,303,622)        (718,719)         (770,298)   (11,962,735)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         6,272,371        1,954,867        32,014,881          810,520         1,616,035      2,799,293
  Contract terminations,
    withdrawal payments and
    charges                         (7,066,126)      (3,718,662)      (11,896,716)      (3,494,501)       (5,770,738)   (41,876,736)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                --               --                 2             --
  Annuity benefit payments                  --               --                --               --           (12,153)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                        (793,755)      (1,763,795)       20,118,165       (2,683,981)       (4,166,854)   (39,077,443)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (5,343,985)      (3,134,363)       (2,185,457)      (3,402,700)       (4,937,152)   (51,040,178)
Net assets at the beginning
  of year or period                 77,083,895       35,051,735       399,263,202       17,728,952        29,589,078    249,489,522
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    71,739,910       31,917,372       397,077,745       14,326,252        24,651,926    198,449,344
                               ================  ===============  ================  ===============   ===============  =============


See accompanying notes to financial statements.




--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   IVY VIP          IVY VIP           IVY VIP          IVY VIP           IVY VIP         IVY VIP
                                 PATHFINDER        PATHFINDER        SCIENCE &         SECURIAN         SMALL CAP       SMALL CAP
                                MOD CONS CL II    MODERATE CL II     TECH CL II       RE SEC CL II       CORE CL II    GROWTH CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (318,712)      (1,106,394)       (1,101,716)         (24,894)         (898,736)      (410,115)
  Net realized gains
    (losses) on investments          3,206,300       16,189,031        10,554,299        2,066,864        10,517,171      1,093,456
  Net change in unrealized
    appreciation
    (depreciation)                   4,560,725       10,913,055         9,193,053       (1,611,245)       (1,883,437)     4,980,521
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         7,448,313       25,995,692        18,645,636          430,725         7,734,998      5,663,862
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           429,120          550,126        16,005,447          495,000        10,867,586        770,586
  Contract terminations,
    withdrawal payments and
    charges                        (11,219,089)     (29,106,700)      (13,782,337)      (2,126,784)      (13,577,445)    (3,900,339)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --              188             3,513              491             1,635            480
  Annuity benefit payments                  --           (3,788)          (39,612)          (3,613)          (33,519)        (2,432)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (10,789,969)     (28,560,174)        2,187,011       (1,634,906)       (2,741,743)    (3,131,705)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (3,341,656)      (2,564,482)       20,832,647       (1,204,181)        4,993,255      2,532,157
Net assets at the beginning
  of year or period                 70,486,377      208,956,055        61,890,871       12,144,828        63,332,625     27,864,474
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    67,144,721      206,391,573        82,723,518       10,940,647        68,325,880     30,396,631
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $        27,903          158,312        (1,216,160)           9,769          (836,625)      (451,606)
  Net realized gains
    (losses) on investments          2,498,652       12,166,243        15,296,555          412,645        12,769,783     10,035,792
  Net change in unrealized
    appreciation
    (depreciation)                  (4,628,703)     (21,084,507)      (18,212,217)      (1,123,004)      (18,168,251)   (12,574,594)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (2,102,148)      (8,759,952)       (4,131,822)        (700,590)       (6,235,093)    (2,990,408)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           458,225        2,389,021         7,619,262          449,341         2,803,264     40,220,349
  Contract terminations,
    withdrawal payments and
    charges                        (10,720,761)     (32,250,542)      (18,912,662)      (2,332,315)      (13,114,556)   (10,598,872)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --              222             4,827              509             6,659         (7,227)
  Annuity benefit payments                  --           (3,901)          (40,259)          (3,416)          (34,528)        (8,268)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (10,262,536)     (29,865,200)      (11,328,832)      (1,885,881)      (10,339,161)    29,605,982
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (12,364,684)     (38,625,152)      (15,460,654)      (2,586,471)      (16,574,254)    26,615,574
Net assets at the beginning
  of year or period                 67,144,721      206,391,573        82,723,518       10,940,647        68,325,880     30,396,631
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    54,780,037      167,766,421        67,262,864        8,354,176        51,751,626     57,012,205
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                                                       JANUS                              JANUS
                                                     JANUS           HENDERSON          JANUS           HENDERSON         JANUS
                                   IVY VIP         HENDERSON         FLEXIBLE         HENDERSON           MID CP        HENDERSON
                                 VALUE CL II      BALANCED SS         BOND SS          FORTY SS           VAL SS       OVERSEAS SS
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $        62,744           (2,890)          221,900         (557,351)         (206,915)        91,803
  Net realized gains
    (losses) on investments          2,500,550          572,956            (2,910)       1,491,537         1,143,776     (6,615,489)
  Net change in unrealized
    appreciation
    (depreciation)                   6,608,150        2,956,697           119,937        9,170,485         1,946,025     17,723,840
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         9,171,444        3,526,763           338,927       10,104,671         2,882,886     11,200,154
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,578,523        2,476,923         4,529,649       11,511,586           985,599      4,264,293
  Contract terminations,
    withdrawal payments and
    charges                        (12,860,340)      (2,500,705)       (1,196,576)     (10,287,509)       (2,626,660)   (11,935,758)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                              22,816                2                52            7,288                62          3,305
  Annuity benefit payments             (93,915)          (2,624)           (1,920)         (31,963)           (4,394)       (18,358)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (11,352,916)         (26,404)        3,331,205        1,199,402        (1,645,393)    (7,686,518)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,181,472)       3,500,359         3,670,132       11,304,073         1,237,493      3,513,636
Net assets at the beginning
  of year or period                 89,435,653       21,636,898        17,218,645       35,727,688        24,812,857     40,773,291
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    87,254,181       25,137,257        20,888,777       47,031,761        26,050,350     44,286,927
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       428,870           93,828           255,940         (694,434)         (140,222)       110,602
  Net realized gains
    (losses) on investments          3,166,695        1,386,821          (119,457)       8,412,708         2,463,922       (647,734)
  Net change in unrealized
    appreciation
    (depreciation)                  (9,702,210)      (1,777,460)         (720,270)      (7,443,382)       (6,070,678)    (5,724,466)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (6,106,645)        (296,811)         (583,787)         274,892        (3,746,978)    (6,261,598)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,048,867        4,103,568         2,328,957       10,735,653         1,087,510      1,826,803
  Contract terminations,
    withdrawal payments and
    charges                        (14,097,091)      (3,152,163)       (2,516,601)     (10,649,182)       (2,159,252)    (7,316,203)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                             (33,631)          (4,227)               54          (13,822)               64         (6,163)
  Annuity benefit payments             (82,634)         (12,496)           (1,834)         (29,096)           (4,422)       (14,240)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (12,164,489)         934,682          (189,424)          43,553        (1,076,100)    (5,509,803)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (18,271,134)         637,871          (773,211)         318,445        (4,823,078)   (11,771,401)
Net assets at the beginning
  of year or period                 87,254,181       25,137,257        20,888,777       47,031,761        26,050,350     44,286,927
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    68,983,047       25,775,128        20,115,566       47,350,206        21,227,272     32,515,526
                               ================  ===============  ================  ===============   ===============  =============


See accompanying notes to financial statements.




--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                 MFS VIT II       MFS VIT MID       MORGSTANLEY      MORNINGSTAR       MORNINGSTAR     MORNINGSTAR
                                 INTL VALUE        CAP GROWTH       VIF EMG MK       AGGR GROWTH         BALANCED      CONSERVATIVE
                                     SC              SER SC           EQ CL 2           ETF II            ETF II          ETF II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (21,525)         (20,576)         (215,689)         (22,504)          110,278         38,685
  Net realized gains
    (losses) on investments            241,527           84,130           646,142          706,097         4,880,941        (29,766)
  Net change in unrealized
    appreciation
    (depreciation)                   2,761,462          216,685         7,267,570          670,232         1,800,824        623,259
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         2,981,464          280,239         7,698,023        1,353,825         6,792,043        632,178
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         3,210,874          176,733         4,590,734          969,700         1,834,470      2,294,315
  Contract terminations,
    withdrawal payments and
    charges                         (1,847,427)        (493,371)       (6,889,036)      (1,195,034)       (7,462,779)    (3,241,878)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  71               --                75               --             1,466             --
  Annuity benefit payments              (2,725)              --            (4,214)              --           (23,491)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,360,793         (316,638)       (2,302,441)        (225,334)       (5,650,334)      (947,563)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             4,342,257          (36,399)        5,395,582        1,128,491         1,141,709       (315,385)
Net assets at the beginning
  of year or period                 10,954,082        1,220,680        23,134,251        7,797,544        60,540,310     14,462,534
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    15,296,339        1,184,281        28,529,833        8,926,035        61,682,019     14,147,149
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (88,098)         (25,442)         (274,797)         (10,494)          191,332         80,736
  Net realized gains
    (losses) on investments            462,872          419,992           849,570          879,962         5,503,226        101,419
  Net change in unrealized
    appreciation
    (depreciation)                  (2,207,832)        (441,138)       (5,569,310)      (1,817,578)       (9,731,093)      (738,538)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,833,058)         (46,588)       (4,994,537)        (948,110)       (4,036,535)      (556,383)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,944,457        1,306,085         3,580,239        1,301,134           726,343      2,365,643
  Contract terminations,
    withdrawal payments and
    charges                         (1,238,807)        (935,898)       (4,496,425)      (1,168,928)      (10,210,836)    (2,711,450)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  85               --                84               --             1,622             --
  Annuity benefit payments              (2,892)              --            (4,287)              --           (23,461)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,702,843          370,187          (920,389)         132,206        (9,506,332)      (345,807)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (130,215)         323,599        (5,914,926)        (815,904)      (13,542,867)      (902,190)
Net assets at the beginning
  of year or period                 15,296,339        1,184,281        28,529,833        8,926,035        61,682,019     14,147,149
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    15,166,124        1,507,880        22,614,907        8,110,131        48,139,152     13,244,959
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                                                     NEUBERGER
                                 MORNINGSTAR       MORNINGSTAR         BERMAN         OPPENHEIMER       OPPENHEIMER      PIMCO VIT
                                   GROWTH         INC & GROWTH        SUSTAIN          INTL GROW         MS SM CAP      GLB DIV ALL
                                   ETF II            ETF II           EQ S CL           VA SS             VA SS           ADV CL
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (29,369)          69,700           (42,629)        (130,694)          (37,314)     1,930,811
  Net realized gains
    (losses) on investments          2,738,994        1,423,249           208,262          374,041           129,054        (71,305)
  Net change in unrealized
    appreciation
    (depreciation)                     809,100          747,859           373,504        8,238,750           320,404     14,941,761
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         3,518,725        2,240,808           539,137        8,482,097           412,144     16,801,267
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,134,273          846,485           573,146        1,417,318           575,706     23,931,455
  Contract terminations,
    withdrawal payments and
    charges                         (4,084,435)      (3,532,404)         (696,144)      (4,983,867)         (997,261)    (1,847,215)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  31               --                28              191                --             --
  Annuity benefit payments              (2,379)              --            (1,041)          (6,691)               --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,952,510)      (2,685,919)         (124,011)      (3,573,049)         (421,555)    22,084,240
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             1,566,215         (445,111)          415,126        4,909,048            (9,411)    38,885,507
Net assets at the beginning
  of year or period                 23,992,487       28,063,068         3,243,199       35,350,316         3,813,911    101,402,853
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    25,558,702       27,617,957         3,658,325       40,259,364         3,804,500    140,288,360
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $        35,024          122,056           (44,695)        (351,366)          (58,592)       717,293
  Net realized gains
    (losses) on investments          3,612,765          867,632           242,692          986,754           493,592      3,413,833
  Net change in unrealized
    appreciation
    (depreciation)                  (5,778,518)      (2,372,561)         (395,919)      (9,072,842)         (832,100)   (21,212,566)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (2,130,729)      (1,382,873)         (197,922)      (8,437,454)         (397,100)   (17,081,440)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,926,482        1,171,474           151,231        4,243,758           236,715     30,084,302
  Contract terminations,
    withdrawal payments and
    charges                         (5,871,101)      (5,247,463)         (775,983)      (2,320,388)         (685,250)    (1,929,216)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 450               --                31              215                --             --
  Annuity benefit payments              (9,415)              --            (1,123)          (6,806)               --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (2,953,584)      (4,075,989)         (625,844)       1,916,779          (448,535)    28,155,086
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (5,084,313)      (5,458,862)         (823,766)      (6,520,675)         (845,635)    11,073,646
Net assets at the beginning
  of year or period                 25,558,702       27,617,957         3,658,325       40,259,364         3,804,500    140,288,360
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    20,474,389       22,159,095         2,834,559       33,738,689         2,958,865    151,362,006
                               ================  ===============  ================  ===============   ===============  =============


See accompanying notes to financial statements.




--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  PIMCO VIT        PIMCO VIT         PUTNAM VT        PUTNAM VT         PUTNAM VT       PUTNAM VT
                                LOW DUR PORT      TOTAL RETURN     EQUITY INCOME      GROWTH AND        GROWTH OPP       INTER EQ
                                   ADV CL            ADV CL            CL IB        INC CL IB (B)         CL IB           CL IB
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (144,783)         765,214           (72,104)         105,682           (71,508)        26,922
  Net realized gains
    (losses) on investments           (130,525)        (319,820)          436,367          905,562           165,117        200,178
  Net change in unrealized
    appreciation
    (depreciation)                     131,197        4,879,988         1,374,528         (546,988)        1,149,302        532,511
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (144,111)       5,325,382         1,738,791          464,256         1,242,911        759,611
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         7,431,800       13,496,760         9,462,611        1,614,746         4,133,549        123,764
  Contract terminations,
    withdrawal payments and
    charges                         (5,613,314)      (7,623,332)       (1,007,921)      (8,450,078)       (2,313,235)      (957,608)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 117              240               202               85                 1            265
  Annuity benefit payments             (10,851)         (14,034)           (5,607)          (2,010)             (495)        (3,800)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,807,752        5,859,634         8,449,285       (6,837,257)        1,819,820       (837,379)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             1,663,641       11,185,016        10,188,076       (6,373,001)        3,062,731        (77,768)
Net assets at the beginning
  of year or period                 61,878,612      158,406,411         5,355,987        6,373,001         3,760,565      3,312,339
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    63,542,253      169,591,427        15,544,063               --         6,823,296      3,234,571
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       208,693        1,606,913          (122,229)              --          (141,582)        (1,953)
  Net realized gains
    (losses) on investments           (498,124)         (30,162)        1,182,920               --           898,112        140,911
  Net change in unrealized
    appreciation
    (depreciation)                    (501,478)      (5,204,593)       (2,468,655)              --        (1,077,250)      (759,869)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (790,909)      (3,627,842)       (1,407,964)              --          (320,720)      (620,911)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         3,501,980        8,181,384         1,103,840               --         6,130,809        168,340
  Contract terminations,
    withdrawal payments and
    charges                         (7,889,954)     (17,806,620)       (2,004,414)              --        (1,849,866)      (396,838)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 117              232               353               --                (1)           306
  Annuity benefit payments             (10,305)         (13,294)           (8,024)              --              (577)        (1,813)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (4,398,162)      (9,638,298)         (908,245)              --         4,280,365       (230,005)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (5,189,071)     (13,266,140)       (2,316,209)              --         3,959,645       (850,916)
Net assets at the beginning
  of year or period                 63,542,253      169,591,427        15,544,063               --         6,823,296      3,234,571
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    58,353,182      156,325,287        13,227,854               --        10,782,941      2,383,655
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  PUTNAM VT                                            SFT GOVT         SFT INDEX
                                 SUS LEADERS        SFT CORE        SFT DYNAMIC         MONEY             400 MC         SFT INDEX
                                  FD CL IB          BOND CL 2         MGD VOL           MARKET             CL 2           500 CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (11,854)      (2,772,362)       (4,575,350)        (354,973)         (990,127)    (2,153,594)
  Net realized gains
    (losses) on investments            269,051        4,730,406         1,959,037               --        10,850,757     12,905,588
  Net change in unrealized
    appreciation
    (depreciation)                      94,663        4,464,981        50,655,759               --         1,072,148     27,170,090
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                           351,860        6,423,025        48,039,446         (354,973)       10,932,778     37,922,084
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,598,250       12,895,384        44,951,039       11,193,373         5,798,752     14,648,028
  Contract terminations,
    withdrawal payments and
    charges                         (1,020,344)     (13,833,057)       (6,601,987)     (18,847,526)      (18,672,004)   (14,421,717)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --            9,294                --              570             3,000          8,939
  Annuity benefit payments                  --         (125,039)               --          (14,331)          (51,649)    (5,465,542)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                         577,906       (1,053,418)       38,349,052       (7,667,914)      (12,921,901)    (5,230,292)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                               929,766        5,369,607        86,388,498       (8,022,887)       (1,989,123)    32,691,792
Net assets at the beginning
  of year or period                  1,131,891      195,670,933       273,245,709       34,125,303        84,752,467    193,515,964
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     2,061,657      201,040,540       359,634,207       26,102,416        82,763,344    226,207,756
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (34,805)      (2,719,202)       (5,551,467)         (39,074)         (901,809)    (2,297,969)
  Net realized gains
    (losses) on investments            316,472        8,274,015         1,758,901               --         8,436,617     17,372,594
  Net change in unrealized
    appreciation
    (depreciation)                    (291,165)      (9,521,795)      (14,045,976)              --       (16,688,595)   (26,715,342)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                            (9,498)      (3,966,982)      (17,838,542)         (39,074)       (9,153,787)   (11,640,717)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           467,092       59,011,721        62,907,007       29,705,043         2,899,157      9,628,170
  Contract terminations,
    withdrawal payments and
    charges                           (861,753)     (25,012,683)       (4,935,705)     (23,416,918)      (11,292,028)   (21,631,288)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --           12,368               137           (1,040)            7,911        217,482
  Annuity benefit payments                  --         (110,727)             (991)         (12,235)          (39,882)    (5,692,966)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                        (394,661)      33,900,679        57,970,448        6,274,850        (8,424,842)   (17,478,602)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (404,159)      29,933,697        40,131,906        6,235,776       (17,578,629)   (29,119,319)
Net assets at the beginning
  of year or period                  2,061,657      201,040,540       359,634,207       26,102,416        82,763,344    226,207,756
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     1,657,498      230,974,237       399,766,113       32,338,192        65,184,715    197,088,437
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  SFT INTL                            SFT IVY                              SFT
                                    BOND            SFT IVY          SMALL CAP         SFT MGD           MORTGAGE        SFT REAL
                                    CL 2             GROWTH           GROWTH          VOL EQUITY         CL 2 (C)      ESTATE CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $    (1,127,398)      (2,617,919)         (648,379)      (3,051,000)         (801,174)    (1,063,087)
  Net realized gains
    (losses) on investments          2,455,918        9,754,596         2,299,989          538,490         1,542,105      4,661,455
  Net change in unrealized
    appreciation
    (depreciation)                  (1,478,350)      41,009,171         9,192,218       31,759,911          (404,275)      (623,384)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (149,830)      48,145,848        10,843,828       29,247,401           336,656      2,974,984
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,252,824        2,357,272         2,604,704       54,480,158         3,230,416      4,109,168
  Contract terminations,
    withdrawal payments and
    charges                         (6,501,822)     (31,156,514)       (7,685,346)      (4,478,880)       (6,320,263)    (7,994,092)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               5,591           40,634            23,536               --            (3,330)          (332)
  Annuity benefit payments             (31,500)        (214,308)          (89,444)              --           (55,808)       (48,874)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (2,274,907)     (28,972,916)       (5,146,550)      50,001,278        (3,148,985)    (3,934,130)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,424,737)      19,172,932         5,697,278       79,248,679        (2,812,329)      (959,146)
Net assets at the beginning
  of year or period                 83,587,130      185,798,724        48,962,203      176,901,584        58,908,536     77,047,525
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    81,162,393      204,971,656        54,659,481      256,150,263        56,096,207     76,088,379
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $    (1,086,160)      (2,682,854)         (742,491)      (3,985,978)         (679,497)      (998,474)
  Net realized gains
    (losses) on investments          2,788,322       17,637,091         4,928,825        1,036,880         6,313,183      7,788,354
  Net change in unrealized
    appreciation
    (depreciation)                  (1,767,918)     (10,689,740)       (6,387,694)     (15,898,867)       (7,068,704)   (11,435,926)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                           (65,756)       4,264,497        (2,201,360)     (18,847,965)       (1,435,018)    (4,646,046)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,452,000        7,206,588         6,131,230       58,724,259         2,002,712      4,080,158
  Contract terminations,
    withdrawal payments and
    charges                         (7,797,861)     (39,713,790)      (10,904,077)      (5,102,138)      (56,623,937)   (11,228,842)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                              (9,601)           5,913           (28,701)             138            (1,954)       (12,846)
  Annuity benefit payments             (24,298)        (216,058)          (79,551)            (986)          (38,010)       (35,828)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (3,379,760)     (32,717,347)       (4,881,099)      53,621,273       (54,661,189)    (7,197,358)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (3,445,516)     (28,452,850)       (7,082,459)      34,773,308       (56,096,207)   (11,843,404)
Net assets at the beginning
  of year or period                 81,162,393      204,971,656        54,659,481      256,150,263        56,096,207     76,088,379
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    77,716,877      176,518,806        47,577,022      290,923,571                --     64,244,975
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                                      SFT
                                                   WELLINGTON        TOPS MGD          TOPS MGD          TOPS MGD        TOPS MGD
                                 SFT T. ROWE      CORE EQUITY        RISK BAL         RISK FLEX        RISK GROWTH       RISK MOD
                                 PRICE VALUE          CL 2           ETF CL 2            ETF             ETF CL 2      GRO ETF CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $    (1,842,668)        (664,205)            6,557         (390,618)           65,507         46,254
  Net realized gains
    (losses) on investments          4,196,583        2,066,957           266,716          247,209           772,559        169,660
  Net change in unrealized
    appreciation
    (depreciation)                  17,803,582        7,894,305         1,682,655        9,940,053        11,413,652      2,823,538
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        20,157,497        9,297,057         1,955,928        9,796,644        12,251,718      3,039,452
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           923,604          428,382         1,113,547       22,341,576         2,962,467      1,530,393
  Contract terminations,
    withdrawal payments and
    charges                        (17,184,971)      (8,555,823)       (4,412,553)      (4,118,097)       (8,760,630)    (2,360,167)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,381            5,336                --               --                --             --
  Annuity benefit payments             (38,146)         (31,761)               --               --                --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (16,298,132)      (8,153,866)       (3,299,006)      18,223,479        (5,798,163)      (829,774)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             3,859,365        1,143,191        (1,343,078)      28,020,123         6,453,555      2,209,678
Net assets at the beginning
  of year or period                126,204,702       51,509,908        23,578,557       94,299,344        80,182,907     25,120,472
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   130,064,067       52,653,099        22,235,479      122,319,467        86,636,462     27,330,150
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $    (1,731,533)        (627,854)           39,859         (297,684)           12,254         36,612
  Net realized gains
    (losses) on investments          4,702,204        2,988,504         1,348,458          890,036         5,018,141      1,473,238
  Net change in unrealized
    appreciation
    (depreciation)                 (15,971,322)      (3,611,981)       (2,984,678)     (10,668,812)      (13,536,475)    (3,699,555)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                       (13,000,651)      (1,251,331)       (1,596,361)     (10,076,460)       (8,506,080)    (2,189,705)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,728,996        1,140,482         2,068,526       13,322,617         1,860,398      1,103,834
  Contract terminations,
    withdrawal payments and
    charges                        (15,494,578)      (8,357,926)       (3,923,796)      (4,390,622)       (4,753,517)    (3,335,240)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,615           (1,990)               --               --                --             --
  Annuity benefit payments             (33,308)         (33,711)               --               --                --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (13,797,275)      (7,253,145)       (1,855,270)       8,931,995        (2,893,119)    (2,231,406)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (26,797,926)      (8,504,476)       (3,451,631)      (1,144,465)      (11,399,199)    (4,421,111)
Net assets at the beginning
  of year or period                130,064,067       52,653,099        22,235,479      122,319,467        86,636,462     27,330,150
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   103,266,141       44,148,623        18,783,848      121,175,002        75,237,263     22,909,039
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
(a) For the year ended December 31, 2017 and the period from January 1, 2018 through November 2, 2018.

(b) For period from January 1, 2017 through May 15, 2017.

(c) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nineteen types of contracts consisting of ninety-three segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; MultiOption Advantage; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-three segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

       - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
       - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
       -   American Century Investments II VP Inflation Protection Fund -
           Class II Shares (Am Century VP Infl Pro Cl II)
       - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
       - American Funds IS(R) Global Bond Fund - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)
       - American Funds IS(R) Global Growth Fund - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
       - American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
       - American Funds IS(R) Growth Fund - Class 2 Shares (Amer Funds IS Growth Cl 2)
       - American Funds IS(R) Growth-Income Fund - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
       - American Funds IS(R) International Fund - Class 2 Shares (Amer Funds IS Intl Cl 2)
       - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
       - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
       - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
       - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)
       -   Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund
           Class 2 (Franklin Mutual Shs VIP Cl 2)
       -   Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund
           Class 2 (Franklin Small Cp Val VIP Cl 2)
       -   Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP
           Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
       - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)
       - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
       - Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (Goldman Sachs VIT Gbl Trnds SS)
       -   Invesco V.I. American Value Fund - Series II Shares (Invesco VI
           Amer Value Sr II)
       -   Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock
           Sr II)
       - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
       - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
       -   Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI
           Sm Cap Eqty Sr II)
       -   Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)
       -   Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
       -   Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

       -   Ivy VIP - Corporate Bond Class II (Ivy VIP Corporate Bond Cl II)
       -   Ivy VIP - Energy Class II (Ivy VIP Energy Cl II)
       -   Ivy VIP - Global Bond Class II (Ivy VIP Global Bond Cl II)
       -   Ivy VIP - Global Equity Income Class II (Ivy VIP Global Eq Inc Cl
           II)
       -   Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
       - Ivy VIP - Government Money Market Class II (Ivy VIP Govt Money Market Cl II)
       -   Ivy VIP - Growth Class II (Ivy VIP Growth Cl II)
       -   Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
       - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
       -   Ivy VIP - Limited-Term Bond Class II (Ivy VIP Limited-Term Bond
           Cl II)
       -   Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)
       -   Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl II)
       - Ivy VIP - Pathfinder Aggressive Class II (Ivy VIP Pathfinder Aggressive Cl II)
       - Ivy VIP - Pathfinder Conservative Class II (Ivy VIP Pathfinder Conserv Cl II)
       - Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (Ivy VIP Path Mod MVF Cl II)
       -   Ivy VIP - Pathfinder Moderate Class II (Ivy VIP Pathfinder
           Moderate Cl II)
       - Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility Class II (Ivy VIP Path Mod Agg MVF Cl II)
       - Ivy VIP - Pathfinder Moderately Aggressive Class II (Ivy VIP Pathfinder Mod Aggr Cl II)
       - Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility Class II (Ivy VIP Path Mod Con MVF Cl II)
       - Ivy VIP - Pathfinder Moderately Conservative Class II (Ivy VIP Pathfinder Mod Cons Cl II)
       - Ivy VIP - Securian Real Estate Securities Class II (Ivy VIP Securian RE Sec Cl II)
       -   Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech
           Cl II)
       -   Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)
       -   Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl
           II)
       -   Ivy VIP - Value Class II (Ivy VIP Value Cl II)
       - Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (Janus Henderson Balanced SS)
       -   Janus Aspen Series - Janus Henderson Flexible Bond - Service
           Shares (Janus Henderson Flexible Bond SS)
       - Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (Janus Henderson Forty SS)
       - Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Service Shares (Janus Henderson Mid Cp Val SS)
       - Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (Janus Henderson Overseas SS)
       - Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares (ClearBridge Var Sm Gro Cl II)
       - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
       - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
       - Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)
       - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
       - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
       -   Morningstar Conservative ETF Asset Allocation Portfolio -
           Class II Shares (Morningstar Conservative ETF II)
       -   Morningstar Growth ETF Asset Allocation Portfolio - Class II
           Shares (Morningstar Growth ETF II)
       -   Morningstar Income and Growth Asset Allocation Portfolio -
           Class II Shares (Morningstar Inc & Growth ETF II)
       - Neuberger Berman Advisers Management Trust Sustainable Equity - S Class Shares (Neuberger Berman Sustain Eq S Cl)
       - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)
       - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)
       - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
       - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)
       - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
       - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
       - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
       - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)
       - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

       - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)
       - Putnam VT Growth Opportunities Fund - Class IB Shares (Putnam VT Growth Opp Cl IB)
       - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
       - Putnam VT Sustainable Leaders Fund - Class IB Shares (Putnam VT Sus Leaders Fd Cl IB)
       - Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (SFT Core Bond Cl 2)
       - Securian Funds Trust - SFT Dynamic Managed Volatility Fund (SFT Dynamic Mgd Vol)
       - Securian Funds Trust - SFT Government Money Market Fund (SFT Govt Money Market)
       - Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (SFT Index 400 MC Cl 2)
       - Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (SFT Index 500 Cl 2)
       - Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (SFT Intl Bond Cl 2)
       -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
       - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
       - Securian Funds Trust - SFT Managed Volatility Equity Fund (SFT Mgd Vol Equity)
       - Securian Funds Trust - SFT Real Estate Securities Fund - Class 2 Shares (SFT Real Estate Cl 2)
       - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
       - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (SFT Wellington Core Equity Cl 2)

     The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

     The following sub-accounts merged during 2017 and 2018:

     CLOSED PORTFOLIO                                         RECEIVING PORTFOLIO                       EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Putnam VT Growth and Income Fund - Class IB   Putnam VT Equity Income Fund - Class IB               May 15, 2017
     Shares                                        Shares

     Ivy VIP - Micro Cap Growth Class II           Ivy VIP - Small Cap Growth Class II                 November 2, 2018

     Securian Funds Trust - SFT Mortgage           Securian Funds Trust - SFT Core Bond               November 30, 2018
     Securities Fund - Class 2 Shares              Fund - Class 2 Shares

     The following sub-accounts had name changes during 2017 and 2018:

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Ivy VIP - Asset Strategy                      Ivy VIP - Asset Strategy Class II                    April 28, 2017

     Ivy VIP - Balanced                            Ivy VIP - Balanced Class II                          April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Ivy VIP - Bond                                Ivy VIP - Bond Class II                              April 28, 2017

     Ivy VIP - Core Equity                         Ivy VIP - Core Equity Class II                       April 28, 2017

     Ivy VIP - Dividend Opportunities              Ivy VIP - Dividend Opportunities                     April 28, 2017
                                                   Class II

     Ivy VIP - Energy                              Ivy VIP - Energy Class II                            April 28, 2017

     Ivy VIP - Global Bond                         Ivy VIP - Global Bond Class II                       April 28, 2017

     Ivy VIP - Global Growth                       Ivy VIP - Global Growth Class II                     April 28, 2017

     Ivy VIP - Global Natural Resources            Ivy VIP - Natural Resources Class II                 April 28, 2017

     Ivy VIP - Government Money Market             Ivy VIP - Government Money Market                    April 28, 2017
                                                   Class II

     Ivy VIP - Growth                              Ivy VIP - Growth Class II                            April 28, 2017

     Ivy VIP - High Income                         Ivy VIP - High Income Class II                       April 28, 2017

     Ivy VIP - International Core Equity           Ivy VIP - International Core Equity                  April 28, 2017
                                                   Class II

     Ivy VIP - Limited-Term Bond                   Ivy VIP - Limited-Term Bond Class II                 April 28, 2017

     Ivy VIP - Micro Cap Growth                    Ivy VIP - Micro Cap Growth Class II                  April 28, 2017

     Ivy VIP - Mid Cap Growth                      Ivy VIP - Mid Cap Growth Class II                    April 28, 2017

     Ivy VIP - Pathfinder Aggressive               Ivy VIP - Pathfinder Aggressive Class II             April 28, 2017

     Ivy VIP - Pathfinder Conservative             Ivy VIP - Pathfinder Conservative                    April 28, 2017
                                                   Class II

     Ivy VIP - Pathfinder Moderate - Managed       Ivy VIP - Pathfinder Moderate - Managed              April 28, 2017
     Volatility                                    Volatility Class II

     Ivy VIP - Pathfinder Moderate                 Ivy VIP - Pathfinder Moderate Class II               April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately                      April 28, 2017
     - Managed Volatility                          Aggressive - Managed Volatility Class II

     Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately                      April 28, 2017
                                                   Aggressive Class II

     Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately                      April 28, 2017
     Conservative - Managed Volatility             Conservative - Managed Volatility
                                                   Class II

     Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately                      April 28, 2017
     Conservative                                  Conservative Class II

     Ivy VIP - Real Estate Securities              Ivy VIP - Advantus Real Estate                       April 28, 2017
                                                   Securities Class II

     Ivy VIP - Science and Technology              Ivy VIP - Science and Technology                     April 28, 2017
                                                   Class II

     Ivy VIP - Small Cap Growth                    Ivy VIP - Small Cap Growth Class II                  April 28, 2017

     Ivy VIP - Small Cap Value                     Ivy VIP - Small Cap Core Class II                    April 28, 2017

     Ivy VIP - Value                               Ivy VIP - Value Class II                             April 28, 2017

     The Universal Institutional Funds, Inc.       Morgan Stanley Variable Insurance                     May 1, 2017
     Morgan Stanley UIF Emerging Markets Equity    Fund, Inc. - Morgan Stanley VIF Emerging
     Portfolio - Class II Shares                   Markets Equity Portfolio - Class II Shares

     Janus Aspen Series - Balanced Portfolio -     Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Balanced Portfolio - Service Shares

     Janus Aspen Series - Flexible Bond -          Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Flexible Bond - Service Shares

     Janus Aspen Series - Forty Portfolio -        Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Forty Portfolio - Service Shares

     Janus Aspen Series - Overseas Portfolio -     Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Overseas Portfolio - Service Shares

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Janus Aspen Series - Perkins Mid Cap Value    Janus Aspen Series - Janus Henderson Mid              June 5, 2017
     Portfolio - Service Shares                    Cap Value Portfolio - Service Shares

     Securian Funds Trust - SFT Pyramis(R) Core    Securian Funds Trust - SFT Wellington              November 20, 2017
     Equity Fund - Class 2 Shares                  Core Equity Fund - Class 2 Shares

     Ivy VIP - Bond Class II                       Ivy VIP - Corporate Bond Class II                    April 30, 2018

     Ivy VIP - Dividend Opportunities Class II     Ivy VIP - Global Equity Income Class II              April 30, 2018

     Putnam VT Multi-Cap Growth Fund - Class IB    Putnam VT Sustainable Leaders Fund -                 April 30, 2018
     Shares                                        Class IB Shares

     Ivy VIP - Advantus Real Estate Securities     Ivy VIP - Securian Real Estate                        May 1, 2018
     Class II                                      Securities Class II

     Neuberger Berman Advisers Management Trust    Neuberger Berman Advisers Management                  May 1, 2018
     Socially Responsive - S Class Shares          Trust Sustainable Equity - S
                                                   Class Shares

     Securian Funds Trust - SFT Advantus Bond      Securian Funds Trust - SFT Core Bond                  May 1, 2018
     Fund - Class 2 Shares                         Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT Dynamic                    May 1, 2018
     Dynamic Managed Volatility Fund               Managed Volatility Fund

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT Government                 May 1, 2018
     Government Money Market Fund                  Money Market Fund

     Securian Funds Trust - SFT Advantus Index     Securian Funds Trust - SFT Index 400                  May 1, 2018
     400 Mid-Cap Fund - Class 2 Shares             Mid-Cap Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus Index     Securian Funds Trust - SFT Index 500                  May 1, 2018
     500 Fund - Class 2 Shares                     Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT International              May 1, 2018
     International Bond Fund - Class 2 Shares      Bond Fund - Class 2 Shares

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Securian Funds Trust - SFT Advantus Managed   Securian Funds Trust - SFT Managed                    May 1, 2018
     Volatility Equity Fund                        Volatility Equity Fund

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT Mortgage                   May 1, 2018
     Mortgage Securities Fund - Class 2 Shares     Securities Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus Real      Securian Funds Trust - SFT Real Estate                May 1, 2018
     Estate Securities Fund - Class 2 Shares       Securities Fund - Class 2 Shares

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

          Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds. Realized gain (loss) distributions are reinvested in the respective underlying funds.

          All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

     (D)  CONTRACTS IN ANNUITY PAYMENT PERIOD

          Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (A)  MULTIOPTION FLEX/SINGLE/SELECT

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $7,600 and $1,632, respectively.

     (B)  MULTIOPTION CLASSIC/ACHIEVER

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $7,746 and $10,896, respectively.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

     (C)  MULTIOPTION ADVISOR SERIES

          There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2018 and 2017, contingent deferred sales charges for all MultiOption Advisor classes totaled $405,318 and $477,720, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (D)  MEGANNUITY/UMOA

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

     (E)  ADJUSTABLE INCOME ANNUITY

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

               A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2018 and 2017.

               A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2018 and 2017.

               A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2018 and 2017.

     (F)  WADDELL & REED ADVISORS RETIREMENT BUILDER

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $385,521 and $512,342, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (G)  MULTIOPTION LEGEND

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $687 and $1,954, respectively.

          In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (H)  MULTIOPTION EXTRA

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $778,452 and $873,210, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (I)  MULTIOPTION GUIDE SERIES

          There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $1,351,319 and $1,408,365, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (J)  MULTIOPTION ADVANTAGE

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. The charges may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     (K)  WADDELL & REED ADVISORS RETIREMENT BUILDER II

          There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $210,604 and $210,199, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (L)  OTHER

          To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

          On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

            - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life has made a corresponding reduction

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

          These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

(4)  FAIR VALUE MEASUREMENT

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets has been determined using available market information as of December 31, 2018. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

     The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2018, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2018 were as follows:


     SUB-ACCOUNT                                                      PURCHASES           SALES
     ------------------------------------------------------------  ----------------  -----------------
     AB VPS DynAsstAll Cl B                                        $    19,240,573   $      5,326,373
     AB VPS Intl Value Cl B                                                144,601            137,696
     Am Century VP Inc & Gro Cl II                                       1,628,758          1,525,179
     Am Century VP Infl Pro Cl II                                        3,588,160          9,609,951
     Amer Funds IS Glbl Bond Cl 2                                        2,667,553          4,003,209
     Amer Funds IS Glbl Growth Cl 2                                      4,728,189          2,184,697
     Amer Funds IS Glbl Sm Cp Cl 2                                       2,786,273            849,382
     Amer Funds IS Growth Cl 2                                          19,395,417          5,426,332
     Amer Funds IS Growth-Inc Cl 2                                       6,051,396          4,499,695
     Amer Funds IS Intl Cl 2                                             3,664,726          2,140,464
     Amer Funds IS New World Cl 2                                        3,224,887          1,593,694
     Amer Funds IS US Govt/AAA Cl 2                                      1,787,994          2,613,819
     ClearBridge Var Sm Gro Cl II                                       10,362,612          4,333,412
     Fidelity VIP Equity-Income SC2                                      5,717,593         11,694,657
     Fidelity VIP Mid Cap SC2                                            5,471,171          5,822,378
     Franklin Dev Mkts VIP Cl 2                                          2,709,965          8,075,235
     Franklin Mutual Shs VIP Cl 2                                          804,955          1,885,456
     Franklin Small Cp Val VIP Cl 2                                      6,287,086          2,682,426
     Franklin Sm-Md Cp Gr VIP Cl 2                                       2,162,252          1,716,434
     Goldman Sachs VI HQ Flt Rt SS                                       6,588,625          5,421,951
     Goldman Sachs VIT Gbl Trnds SS                                     20,934,476          3,379,019
     Invesco VI Amer Value Sr II                                         1,892,707          1,469,445
     Invesco VI Comstock Sr II                                           8,171,235          6,354,663
     Invesco VI Equity & Inc Sr II                                       1,517,235            635,428
     Invesco VI Growth & Inc Sr II                                       1,040,656          1,539,418
     Invesco VI Sm Cap Eqty Sr II                                        2,069,454          3,258,065
     Ivy VIP Asset Strategy Cl II                                        9,518,981         25,111,499
     Ivy VIP Balanced Cl II                                              5,854,602         17,058,268
     Ivy VIP Core Equity Cl II                                          10,266,380         17,155,407
     Ivy VIP Corporate Bond Cl II                                       10,602,281         17,710,976
     Ivy VIP Energy Cl II                                                  392,008          1,513,846
     Ivy VIP Global Bond Cl II                                             507,317            766,502
     Ivy VIP Global Eq Inc Cl II                                         2,410,518          3,160,564
     Ivy VIP Global Growth Cl II                                         9,427,461         15,442,625
     Ivy VIP Govt Money Market Cl II                                     3,938,464          2,644,589
     Ivy VIP Growth Cl II                                                7,001,036         13,694,231

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     SUB-ACCOUNT                                                      PURCHASES           SALES
     ------------------------------------------------------------  ----------------  -----------------
     Ivy VIP High Income Cl II                                     $     9,850,605   $     14,496,143
     Ivy VIP Intl Core Equity Cl II                                     12,484,194         19,726,393
     Ivy VIP Limited-Term Bond Cl II                                     3,857,683          4,593,374
     Ivy VIP Micro Cap Growth Cl II (a)                                 12,665,545         44,442,372
     Ivy VIP Mid Cap Growth Cl II                                        7,487,924         14,036,682
     Ivy VIP Natural Res Cl II                                           3,781,006          5,264,723
     Ivy VIP Path Mod Agg MVF Cl II                                      9,417,007          7,824,643
     Ivy VIP Path Mod Con MVF Cl II                                      3,254,682          4,136,909
     Ivy VIP Path Mod MVF Cl II                                         45,699,943         14,993,933
     Ivy VIP Pathfinder Aggressive Cl II                                 1,997,332          3,681,338
     Ivy VIP Pathfinder Conserv Cl II                                    2,874,161          6,131,886
     Ivy VIP Pathfinder Mod Aggr Cl II                                  17,928,278         44,565,234
     Ivy VIP Pathfinder Mod Cons Cl II                                   3,915,739         11,513,327
     Ivy VIP Pathfinder Moderate Cl II                                  13,748,121         34,716,268
     Ivy VIP Science & Tech Cl II                                       17,395,498         19,778,545
     Ivy VIP Securian RE Sec Cl II                                       1,233,725          2,437,651
     Ivy VIP Small Cap Core Cl II                                       14,682,363         13,865,029
     Ivy VIP Small Cap Growth Cl II                                     49,597,283         11,062,102
     Ivy VIP Value Cl II                                                 5,866,776         15,138,481
     Janus Henderson Balanced SS                                         5,125,359          3,430,019
     Janus Henderson Flexible Bond SS                                    2,736,554          2,669,809
     Janus Henderson Forty SS                                           17,887,533         11,102,569
     Janus Henderson Mid Cp Val SS                                       3,405,008          2,383,198
     Janus Henderson Overseas SS                                         2,335,123          7,734,107
     MFS VIT II Intl Value SC                                            3,117,437          1,319,980
     MFS VIT Mid Cap Growth Ser SC                                       1,545,660            958,146
     MorgStanley VIF Emg Mk Eq Cl 2                                      3,500,245          4,695,168
     Morningstar Aggr Growth ETF II                                      2,087,601          1,251,566
     Morningstar Balanced ETF II                                         6,037,407         10,967,073
     Morningstar Conservative ETF II                                     2,818,996          2,888,790
     Morningstar Growth ETF II                                           5,349,053          6,158,741
     Morningstar Inc & Growth ETF II                                     2,524,777          5,587,631
     Neuberger Berman Sustain Eq S Cl                                      320,704            821,003
     Oppenheimer Intl Grow VA SS                                         4,827,507          2,556,923
     Oppenheimer MS Sm Cap VA SS                                           678,201            726,734
     PIMCO VIT Glb Div All Adv Cl                                       34,586,665          2,308,409
     PIMCO VIT Low Dur Port Adv Cl                                       4,284,081          8,472,763

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     SUB-ACCOUNT                                                      PURCHASES           SALES
     ------------------------------------------------------------  ----------------  -----------------
     PIMCO VIT Total Return Adv Cl                                 $    13,303,709   $     19,422,602
     Putnam VT Equity Income Cl IB                                       1,816,977          2,158,035
     Putnam VT Growth Opp Cl IB                                          6,568,260          1,938,777
     Putnam VT Inter Eq Cl IB                                              198,271            430,208
     Putnam VT Sus Leaders Fd Cl IB                                        727,368            894,134
     SFT Core Bond Cl 2                                                 58,264,556         27,080,564
     SFT Dynamic Mgd Vol                                                58,500,288          6,076,322
     SFT Govt Money Market                                              29,913,084         23,676,696
     SFT Index 400 MC Cl 2                                               2,757,639         12,083,870
     SFT Index 500 Cl 2                                                  9,184,194         28,960,026
     SFT Intl Bond Cl 2                                                  4,189,926          8,655,203
     SFT Ivy Growth                                                      6,875,152         42,274,090
     SFT Ivy Small Cap Growth                                            5,949,940         11,573,214
     SFT Mgd Vol Equity                                                 55,456,097          5,817,449
     SFT Mortgage Cl 2 (b)                                               1,789,114         57,130,072
     SFT Real Estate Cl 2                                                3,826,754         12,021,901
     SFT T. Rowe Price Value                                             1,366,734         16,894,551
     SFT Wellington Core Equity Cl 2                                     1,081,738          8,962,331
     TOPS Mgd Risk Bal ETF Cl 2                                          3,430,684          4,173,728
     TOPS Mgd Risk Flex ETF                                             14,302,877          5,009,044
     TOPS Mgd Risk Growth ETF Cl 2                                       7,232,136          5,666,486
     TOPS Mgd Risk Mod Gro ETF Cl 2                                      2,647,938          3,642,073

--------
(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                           AB VPS          AB VPS        AM CENTURY      AM CENTURY      AMER FUNDS     AMER FUNDS
                                         DYNASSTALL      INTL VALUE       VP INC &        VP INFL         IS GLBL         IS GLBL
                                            CL B            CL B         GRO CL II       PRO CL II       BOND CL 2      GROWTH CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016   123,375,511       1,326,000       1,966,053      55,809,466       9,219,030      8,123,364
  Contract purchase payments              12,779,957         258,816         328,875       3,678,531       4,708,759      1,601,441
  Contract terminations, withdrawal
    payments and charges                  (6,270,994)       (520,551)       (588,364)     (3,591,089)     (1,446,437)    (1,214,311)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017   129,884,474       1,064,265       1,706,564      55,896,908      12,481,352      8,510,494
  Contract purchase payments              15,053,999         223,787         400,098       1,591,696       2,445,287      1,962,259
  Contract terminations, withdrawal
    payments and charges                  (4,148,634)       (190,366)       (518,544)     (7,357,974)     (3,965,486)    (1,148,342)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018   140,789,839       1,097,686       1,588,118      50,130,630      10,961,153      9,324,411
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                         AMER FUNDS      AMER FUNDS      AMER FUNDS      AMER FUNDS      AMER FUNDS     AMER FUNDS
                                         IS GLBL SM      IS GROWTH       IS GROWTH-       IS INTL          IS NEW       IS US GOVT/
                                          CP CL 2           CL 2          INC CL 2          CL 2         WORLD CL 2      AAA CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     7,033,452      22,180,173      18,071,816      14,209,167       9,834,097     11,704,406
  Contract purchase payments               2,028,305       4,435,320       2,106,380       3,525,623       2,010,924      2,619,390
  Contract terminations, withdrawal
    payments and charges                    (979,913)     (2,632,852)     (5,497,122)     (3,918,708)     (1,551,536)    (1,742,859)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     8,081,844      23,982,641      14,681,074      13,816,082      10,293,485     12,580,937
  Contract purchase payments               1,627,396       6,561,998       1,741,596       2,007,720       2,443,638      1,560,321
  Contract terminations, withdrawal
    payments and charges                    (561,422)     (2,496,620)     (2,010,029)     (1,508,801)     (1,311,933)    (2,435,154)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     9,147,818      28,048,019      14,412,641      14,315,001      11,425,190     11,706,104
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                        CLEARBRIDGE     FIDELITY VIP      FIDELITY        FRANKLIN        FRANKLIN       FRANKLIN
                                         VAR SM GRO       EQUITY-         VIP MID         DEV MKTS       MUTUAL SHS      SMALL CP
                                           CL II         INCOME SC2       CAP SC2         VIP CL 2        VIP CL 2     VAL VIP CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     1,710,336      35,486,982       9,231,817       9,834,949       2,650,681     21,381,321
  Contract purchase payments               8,266,328       1,107,556         483,567       2,650,590       2,029,545      1,553,938
  Contract terminations, withdrawal
    payments and charges                    (689,708)     (7,444,401)     (1,168,762)     (2,472,015)       (489,485)    (7,187,039)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     9,286,956      29,150,137       8,546,622      10,013,524       4,190,741     15,748,220
  Contract purchase payments               6,127,411         470,560         437,293       1,005,851          93,284      1,035,267
  Contract terminations, withdrawal
    payments and charges                  (2,963,587)     (4,313,613)     (1,148,318)     (2,896,489)       (709,972)    (1,341,098)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    12,450,780      25,307,084       7,835,597       8,122,886       3,574,053     15,442,389
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          FRANKLIN
                                           SM-MD          GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI     INVESCO VI
                                           CP GR        SACHS VI HQ      SACHS VIT       AMER VALUE       COMSTOCK     EQUITY & INC
                                          VIP CL 2       FLT RT SS      GBL TRNDS SS       SR II           SR II           SR II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     5,252,793      37,151,922     114,933,333       6,023,777      19,290,413      2,810,199
  Contract purchase payments                 582,212       3,458,113      10,805,704         769,322       2,345,696      1,542,895
  Contract terminations, withdrawal
    payments and charges                  (1,068,386)     (2,322,466)     (4,786,564)       (915,021)     (2,212,311)      (427,032)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     4,766,619      38,287,569     120,952,473       5,878,078      19,423,798      3,926,062
  Contract purchase payments                 607,697       5,713,710      16,674,031         374,993         705,034        541,198
  Contract terminations, withdrawal
    payments and charges                    (800,874)     (4,870,747)     (2,653,493)       (800,867)     (1,926,967)      (301,721)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     4,573,442      39,130,532     134,973,011       5,452,204      18,201,865      4,165,539
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                         INVESCO VI      INVESCO VI    IVY VIP ASSET       IVY VIP        IVY VIP         IVY VIP
                                          GROWTH &      SM CAP EQTY       STRATEGY        BALANCED      CORE EQUITY      CORPORATE
                                         INC SR II         SR II           CL II            CL II          CL II        BOND CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     3,277,045      14,238,814      57,198,258      32,270,184      39,782,237     97,186,829
  Contract purchase payments                 229,397         359,902         549,058       1,296,411         724,185      6,877,593
  Contract terminations, withdrawal
    payments and charges                    (821,121)     (1,739,551)     (8,865,530)     (4,808,577)     (4,993,242)    (4,809,417)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     2,685,321      12,859,165      48,881,786      28,758,018      35,513,180     99,255,005
  Contract purchase payments                  70,949         536,581         720,872         813,114         705,130      5,964,324
  Contract terminations, withdrawal
    payments and charges                    (483,874)     (1,817,846)     (7,850,485)     (4,575,371)     (5,162,364)   (12,300,443)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     2,272,396      11,577,900      41,752,173      24,995,761      31,055,946     92,918,886
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          IVY VIP         IVY VIP         IVY VIP         IVY VIP         IVY VIP        IVY VIP
                                          ENERGY        GLOBAL BOND      GLOBAL EQ        GLOBAL        GOVT MONEY        GROWTH
                                           CL II           CL II         INC CL II     GROWTH CL II    MARKET CL II       CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     5,561,489       6,418,348      10,656,725      31,623,038      10,552,171     24,023,978
  Contract purchase payments               1,358,100         475,389         173,215         373,165       1,660,988        448,806
  Contract terminations, withdrawal
    payments and charges                  (1,260,742)       (818,401)     (1,632,399)     (4,778,314)     (1,906,734)    (4,295,911)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     5,658,847       6,075,336       9,197,541      27,217,889      10,306,425     20,176,873
  Contract purchase payments                 441,403         342,250         297,339       2,062,723       3,871,080        219,614
  Contract terminations, withdrawal
    payments and charges                  (1,375,206)       (682,398)     (1,340,314)     (5,774,917)     (2,591,011)    (4,051,709)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     4,725,044       5,735,188       8,154,566      23,505,695      11,586,494     16,344,778
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                          IVY VIP         IVY VIP
                                          IVY VIP         IVY VIP         LIMITED-       MICRO CAP      IVY VIP MID       IVY VIP
                                        HIGH INCOME      INTL CORE       TERM BOND         GROWTH        CAP GROWTH     NATURAL RES
                                           CL II        EQUITY CL II       CL II         CL II (A)         CL II           CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    66,906,391      58,407,766      39,002,161       8,891,061      24,100,613     36,993,400
  Contract purchase payments               3,054,218       1,080,276       4,586,927       2,372,686         470,657      4,067,850
  Contract terminations, withdrawal
    payments and charges                  (8,124,119)     (8,383,284)     (2,535,296)     (1,310,674)     (3,599,793)   (10,164,852)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    61,836,490      51,104,758      41,053,792       9,953,073      20,971,477     30,896,398
  Contract purchase payments               3,548,510       2,326,272       3,373,684       2,474,305       1,369,331      3,630,951
  Contract terminations, withdrawal
    payments and charges                  (9,124,162)     (6,075,386)     (4,279,686)    (12,427,378)     (3,896,736)    (4,653,764)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    56,260,838      47,355,644      40,147,790              --      18,444,072     29,873,585
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          IVY VIP         IVY VIP                         IVY VIP         IVY VIP        IVY VIP
                                         PATH MOD        PATH MOD         IVY VIP       PATHFINDER      PATHFINDER      PATHFINDER
                                          AGG MVF         CON MVF        PATH MOD       AGGRESSIVE        CONSERV        MOD AGGR
                                           CL II           CL II         MVF CL II         CL II           CL II          CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    57,952,189      32,834,908     325,186,838      12,287,806      25,316,161    177,737,673
  Contract purchase payments               9,227,088       1,476,622      21,025,668       1,022,508       1,057,893        554,948
  Contract terminations, withdrawal
    payments and charges                  (4,196,586)     (3,747,254)    (11,558,377)     (2,721,514)     (5,030,757)   (21,925,267)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    62,982,691      30,564,276     334,654,129      10,588,800      21,343,297    156,367,354
  Contract purchase payments               5,037,404       1,698,240      26,598,010         468,897       1,161,070      1,730,629
  Contract terminations, withdrawal
    payments and charges                  (5,711,086)     (3,240,405)    (10,258,027)     (2,007,089)     (4,144,465)   (25,929,987)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    62,309,009      29,022,111     350,994,112       9,050,608      18,359,902    132,167,996
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          IVY VIP         IVY VIP                         IVY VIP
                                        PATHFINDER      PATHFINDER        IVY VIP        SECURIAN         IVY VIP        IVY VIP
                                         MOD CONS        MODERATE        SCIENCE &        RE SEC         SMALL CAP      SMALL CAP
                                           CL II           CL II        TECH CL II         CL II        CORE CL II     GROWTH CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    53,685,982     154,942,312      18,586,995       4,900,297      20,276,203     14,155,118
  Contract purchase payments                 307,420         376,425       3,841,291         197,701       3,077,946        361,550
  Contract terminations, withdrawal
    payments and charges                  (8,074,828)    (20,216,810)     (3,583,755)       (856,867)     (4,130,896)    (1,817,424)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    45,918,574     135,101,927      18,844,531       4,241,131      19,223,253     12,699,244
  Contract purchase payments                 312,705       1,527,111       1,569,483         184,059         785,622     12,344,007
  Contract terminations, withdrawal
    payments and charges                  (7,256,857)    (20,910,083)     (4,062,424)       (952,481)     (3,595,571)    (3,865,747)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    38,974,422     115,718,955      16,351,590       3,472,709      16,413,304     21,177,504
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                           JANUS                           JANUS
                                          IVY VIP          JANUS         HENDERSON         JANUS         HENDERSON         JANUS
                                           VALUE         HENDERSON        FLEXIBLE       HENDERSON         MID CP        HENDERSON
                                           CL II        BALANCED SS       BOND SS         FORTY SS         VAL SS       OVERSEAS SS
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    36,424,021       9,067,291      17,407,233      15,136,316      15,742,168     21,022,162
  Contract purchase payments                 541,767         961,100       4,512,419       3,974,479         600,103      1,902,198
  Contract terminations, withdrawal
    payments and charges                  (5,201,931)     (1,003,531)     (1,241,163)     (3,909,114)     (1,622,788)    (5,083,144)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    31,763,857       9,024,860      20,678,489      15,201,681      14,719,483     17,841,216
  Contract purchase payments                 638,275       1,423,904       2,354,183       2,820,648         641,221        822,464
  Contract terminations, withdrawal
    payments and charges                  (5,266,332)     (1,122,626)     (2,615,227)     (3,103,223)     (1,274,094)    (3,028,284)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    27,135,800       9,326,138      20,417,445      14,919,106      14,086,610     15,635,396
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                          MFS VIT
                                          MFS VIT         MID CAP       MORGSTANLEY     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR
                                          II INTL          GROWTH         VIF EMG       AGGR GROWTH       BALANCED      CONSERVATIVE
                                          VALUE SC         SER SC        MK EQ CL 2        ETF II          ETF II         ETF II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    11,042,915         552,847      34,534,482       6,882,709      50,255,127     12,458,678
  Contract purchase payments               2,907,035          67,871       6,119,773         779,591       1,425,118      1,918,477
  Contract terminations, withdrawal
    payments and charges                  (1,644,292)       (190,062)     (8,742,730)     (1,006,440)     (5,955,746)    (2,763,844)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    12,305,658         430,656      31,911,525       6,655,860      45,724,499     11,613,311
  Contract purchase payments               2,423,067         418,532       4,352,580         989,664         555,087      1,959,088
  Contract terminations, withdrawal
    payments and charges                  (1,049,463)       (297,049)     (5,224,993)       (894,948)     (7,759,707)    (2,300,892)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    13,679,262         552,139      31,039,112       6,750,576      38,519,879     11,271,507
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                        MORNINGSTAR      NEUBERGER                                         PIMCO
                                        MORNINGSTAR        INC &           BERMAN       OPPENHEIMER     OPPENHEIMER       VIT GLB
                                           GROWTH          GROWTH         SUSTAIN        INTL GROW         MS SM          DIV ALL
                                           ETF II          ETF II         EQ S CL          VA SS         CAP VA SS        ADV CL
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    20,442,662      23,869,555       2,168,983      12,647,966       2,251,277     93,653,096
  Contract purchase payments               1,668,892         688,885         362,371         469,648         317,739     20,375,372
  Contract terminations, withdrawal
    payments and charges                  (3,322,739)     (2,934,322)       (434,933)     (1,579,322)       (573,821)    (1,817,033)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    18,788,815      21,624,118       2,096,421      11,538,292       1,995,195    112,211,435
  Contract purchase payments               2,186,830         931,536          85,912       1,328,080         121,952     24,357,203
  Contract terminations, withdrawal
    payments and charges                  (4,409,994)     (4,215,633)       (434,519)       (716,646)       (361,592)    (1,821,164)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    16,565,651      18,340,021       1,747,814      12,149,726       1,755,555    134,747,474
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                           PIMCO           PIMCO         PUTNAM VT       PUTNAM VT
                                          VIT LOW        VIT TOTAL         EQUITY          GROWTH        PUTNAM VT       PUTNAM VT
                                          DUR PORT         RETURN          INCOME         AND INC          GROWTH        INTER EQ
                                           ADV CL          ADV CL          CL IB         CL IB (B)       OPP CL IB         CL IB
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    59,945,472     138,377,473       2,371,963       2,976,129       1,738,684      2,012,426
  Contract purchase payments               7,191,198      11,527,959       3,880,897         722,930       1,630,258         68,354
  Contract terminations, withdrawal
    payments and charges                  (5,605,425)     (6,856,025)       (426,606)     (3,699,059)       (941,757)      (499,249)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    61,531,245     143,049,407       5,826,254              --       2,427,185      1,581,531
  Contract purchase payments               3,414,339       7,000,210         417,547              --       1,952,884         85,529
  Contract terminations, withdrawal
    payments and charges                  (7,892,006)    (15,739,416)       (756,940)             --        (611,799)      (204,034)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    57,053,578     134,310,201       5,486,861              --       3,768,270      1,463,026
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                         PUTNAM VT                          SFT           SFT GOVT       SFT INDEX
                                        SUS LEADERS       SFT CORE        DYNAMIC          MONEY           400 MC        SFT INDEX
                                          FD CL IB       BOND CL 2        MGD VOL          MARKET           CL 2         500 CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016       444,447     122,831,832     233,842,351      31,148,458      21,859,046     48,749,748
  Contract purchase payments                 527,708       7,806,312      36,020,713       8,259,631       1,289,801      3,795,523
  Contract terminations, withdrawal
    payments and charges                    (345,598)     (7,898,583)     (5,763,130)    (15,653,387)     (4,754,397)    (4,581,988)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017       626,557     122,739,561     264,099,934      23,754,702      18,394,450     47,963,283
  Contract purchase payments                 133,235      34,877,916      46,178,964      28,694,942         566,017      2,110,539
  Contract terminations, withdrawal
    payments and charges                    (239,561)    (15,840,800)     (4,263,966)    (22,959,195)     (2,566,387)    (6,307,267)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018       520,231     141,776,677     306,014,932      29,490,449      16,394,080     43,766,555
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                          SFT IVY                           SFT
                                          SFT INTL        SFT IVY        SMALL CAP        SFT MGD         MORTGAGE       SFT REAL
                                         BOND CL 2         GROWTH          GROWTH        VOL EQUITY       CL 2 (C)      ESTATE CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    48,755,543      64,780,044      16,470,052     172,000,300      40,160,092     20,015,378
  Contract purchase payments               2,353,745         618,567         829,632      49,163,513       2,239,145        992,267
  Contract terminations, withdrawal
    payments and charges                  (3,722,086)    (10,149,187)     (2,558,142)     (4,500,909)     (4,094,467)    (1,990,317)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    47,387,202      55,249,424      14,741,542     216,662,904      38,304,770     19,017,328
  Contract purchase payments               2,875,868       1,833,398       1,609,360      50,187,020       1,445,040      1,083,991
  Contract terminations, withdrawal
    payments and charges                  (4,983,035)    (10,744,620)     (2,874,894)     (4,877,044)    (39,749,810)    (2,894,248)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    45,280,035      46,338,202      13,476,008     261,972,880              --     17,207,071
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                       SFT WELLINGTON     TOPS MGD        TOPS MGD        TOPS MGD       TOPS MGD
                                        SFT T. ROWE     CORE EQUITY       RISK BAL       RISK FLEX      RISK GROWTH      RISK MOD
                                        PRICE VALUE         CL 2          ETF CL 2          ETF           ETF CL 2     GRO ETF CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    45,936,152      18,660,987      21,479,806      92,840,617      73,438,956     22,464,972
  Contract purchase payments                 328,295         160,027         973,365      20,801,229       2,504,182      1,311,998
  Contract terminations, withdrawal
    payments and charges                  (5,864,539)     (2,920,088)     (3,914,944)     (4,083,040)     (7,690,699)    (2,050,032)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    40,399,908      15,900,926      18,538,227     109,558,806      68,252,439     21,726,938
  Contract purchase payments                 555,953         348,760       1,713,641      12,182,544       1,490,607        890,663
  Contract terminations, withdrawal
    payments and charges                  (4,958,553)     (2,395,413)     (3,383,130)     (4,312,994)     (4,017,139)    (2,750,489)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    35,997,308      13,854,273      16,868,738     117,428,356      65,725,907     19,867,112
                                       ==============  ==============  ==============  ==============  ==============  =============

--------
(a) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2017 through May 15, 2017.
(c) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2018, 2017, 2016, 2015, and 2014 is as follows:

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
AB VPS DYNASSTALL CL B
  2018                               140,789,839  $1.06 to 1.11   $  156,549,236     1.63%      1.20% to 2.10%  (10.06)% to (7.63)%
  2017                               129,884,474   1.15 to 1.21      157,768,208     1.80%      1.20% to 2.35%    11.01% to 13.98%
  2016                               123,375,511   1.03 to 1.08      132,664,227     0.60%      1.20% to 2.35%     0.37% to 2.75%
  2015                                98,241,805   1.02 to 1.05      103,428,549     0.72%      1.20% to 2.35%   (4.17)% to (2.48)%
  2014                                47,776,277   1.06 to 1.08       51,576,228     0.40%      1.20% to 2.25%     1.18% to 2.96%

AB VPS INTL VALUE CL B
  2018                                 1,097,686   0.49 to 0.55          599,848     1.08%      1.20% to 2.10%  (25.23)% to (23.90)%
  2017                                 1,064,265   0.66 to 0.72          764,257     2.11%      1.20% to 2.00%    21.47% to 23.61%
  2016                                 1,326,000   0.52 to 0.58          770,341     1.09%      1.20% to 2.50%   (3.67)% to (1.98)%
  2015                                 1,382,791   0.53 to 0.59          819,546     2.05%      1.20% to 2.50%    (0.58)% to 1.18%
  2014                                 1,393,635   0.53 to 0.59          816,341     3.35%      1.20% to 2.50%   (9.18)% to (7.58)%

AM CENTURY VP INC & GRO CL II
  2018                                 1,588,118   1.57 to 2.58        4,045,863     1.65%      1.20% to 2.10%   (9.91)% to (8.31)%
  2017                                 1,706,564   1.71 to 2.81        4,744,487     2.07%      1.20% to 2.35%    16.81% to 18.87%
  2016                                 1,966,053   1.46 to 2.37        4,607,075     2.19%      1.20% to 2.35%    9.92% to 11.85%
  2015                                 1,505,202   1.63 to 2.12        3,142,886     1.82%      1.20% to 2.35%   (8.68)% to (7.07)%
  2014                                 1,782,099   1.82 to 2.28        3,998,749     1.80%      1.20% to 2.10%    9.07% to 10.99%

AM CENTURY VP INFL PRO CL II
  2018                                50,130,630   1.03 to 1.22       61,064,953     2.79%      1.20% to 2.70%   (5.66)% to (3.11)%
  2017                                55,896,908   1.09 to 1.27       70,913,713     2.62%      1.20% to 2.70%     0.67% to 3.36%
  2016                                55,809,466   1.08 to 1.24       69,117,411     1.83%      1.20% to 2.70%     1.36% to 3.77%
  2015                                60,467,019   1.06 to 1.20       72,601,127     1.97%      1.20% to 2.70%   (5.30)% to (3.63)%
  2014                                63,686,918   1.12 to 1.25       79,348,477     1.31%      1.20% to 2.70%     0.30% to 2.07%

AMER FUNDS IS GLBL BOND CL 2
  2018                                10,961,153   0.90 to 1.05       10,926,825     1.92%      0.15% to 2.45%   (4.22)% to (1.48)%
  2017                                12,481,352   0.94 to 1.07       12,758,060     0.39%      0.15% to 2.45%     3.76% to 6.70%
  2016                                 9,219,030   0.90 to 1.00        8,925,291     0.66%      0.15% to 2.45%    (0.26)% to 2.56%
  2015                                 6,453,310   0.90 to 0.98        6,153,395     0.05%      0.15% to 2.45%   (6.85)% to (4.21)%
  2014                                 4,199,585   0.96 to 1.02        4,224,257     1.38%      0.15% to 2.45%    (1.56)% to 1.24%

AMER FUNDS IS GLBL GROWTH CL 2
  2018                                 9,324,411   1.48 to 1.83       15,052,153     0.71%      0.15% to 2.10%  (11.70)% to (9.18)%
  2017                                 8,510,494   1.65 to 2.02       15,212,264     0.70%      0.15% to 2.20%    27.66% to 31.27%
  2016                                 8,123,364   1.26 to 1.54       11,164,434     0.94%      0.15% to 2.50%    (2.30)% to 0.47%
  2015                                 7,395,103   1.29 to 1.53       10,205,737     1.08%      0.15% to 2.50%     3.83% to 6.78%
  2014                                 6,538,242   1.24 to 1.43        8,536,287     1.28%      0.15% to 2.50%    (0.66)% to 2.16%

AMER FUNDS IS GLBL SM CP CL 2
  2018                                 9,147,818   1.14 to 1.56       11,537,367     0.08%      0.15% to 2.45%  (13.16)% to (10.68)%
  2017                                 8,081,844   1.28 to 1.75       11,531,864     0.43%      0.15% to 2.70%    22.25% to 25.71%
  2016                                 7,033,452   1.06 to 1.39        8,074,827     0.27%      0.15% to 2.50%    (0.86)% to 1.95%
  2015                                 5,816,934   1.06 to 1.37        6,624,674     0.00%      0.15% to 2.50%    (2.65)% to 0.12%
  2014                                 3,723,569   1.09 to 1.37        4,298,890     0.12%      0.15% to 2.50%    (0.85)% to 1.97%

AMER FUNDS IS GROWTH CL 2
  2018                                28,048,019   1.80 to 1.99       55,787,811     0.46%      1.20% to 2.50%   (3.16)% to (0.55)%
  2017                                23,982,641   1.85 to 2.02       48,400,540     0.53%      1.20% to 2.50%    24.58% to 27.91%
  2016                                22,180,173   1.48 to 1.59       35,311,313     0.80%      1.20% to 2.50%     6.31% to 8.84%
  2015                                19,494,302   1.38 to 1.47       28,687,226     0.68%      1.20% to 2.50%     3.75% to 5.58%
  2014                                14,585,631   1.33 to 1.39       20,328,839     0.89%      1.20% to 2.50%     5.36% to 7.22%

AMER FUNDS IS GROWTH-INC CL 2
  2018                                14,412,641   1.79 to 1.97       28,369,512     1.41%      1.20% to 2.45%   (4.66)% to (2.08)%
  2017                                14,681,074   1.87 to 2.03       29,780,789     1.29%      1.20% to 2.45%    18.84% to 22.02%
  2016                                18,071,816   1.56 to 1.68       30,314,808     1.64%      1.20% to 2.45%    8.29% to 10.86%
  2015                                13,268,242   1.43 to 1.52       20,197,968     1.62%      1.20% to 2.50%    (1.49)% to 0.24%
  2014                                 8,257,642   1.45 to 1.52       12,539,893     1.52%      1.20% to 2.50%     7.42% to 9.32%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
AMER FUNDS IS INTL CL 2
  2018                                14,315,001   1.04 to 1.42       16,378,495     1.72%      0.15% to 2.40%  (15.67)% to (13.26)%
  2017                                13,816,082   1.20 to 1.64       18,460,055     1.28%      0.15% to 2.70%    28.32% to 31.95%
  2016                                14,209,167   0.93 to 1.24       14,498,583     1.38%      0.15% to 2.70%     0.53% to 3.38%
  2015                                14,409,869   0.92 to 1.20       14,363,362     1.55%      0.15% to 2.70%   (7.30)% to (4.67)%
  2014                                13,361,139   1.00 to 1.26       14,093,439     1.55%      0.15% to 2.70%   (5.48)% to (2.80)%

AMER FUNDS IS NEW WORLD CL 2
  2018                                11,425,190   0.93 to 1.23       11,829,216     0.88%      0.15% to 2.45%  (16.55)% to (14.17)%
  2017                                10,293,485   1.09 to 1.43       12,575,951     0.94%      0.15% to 2.70%    25.69% to 29.25%
  2016                                 9,834,097   0.88 to 1.11        9,352,789     0.87%      0.15% to 2.45%     2.21% to 5.10%
  2015                                 7,991,772   0.86 to 1.06        7,289,640     0.59%      0.15% to 2.45%   (5.96)% to (3.29)%
  2014                                 6,022,669   0.91 to 1.09        5,741,818     1.09%      0.15% to 2.45%  (10.55)% to (8.01)%

AMER FUNDS IS US GOVT/AAA CL 2
  2018                                11,706,104   1.00 to 1.08       12,412,341     1.74%      0.15% to 2.00%    (2.21)% to 0.58%
  2017                                12,580,937   1.01 to 1.07       13,394,184     1.38%      0.15% to 2.00%    (1.36)% to 1.44%
  2016                                11,704,406   0.99 to 1.06       12,409,965     1.47%      0.15% to 2.45%    (1.75)% to 1.04%
  2015                                 8,602,778   1.00 to 1.06        9,122,486     1.53%      0.15% to 2.45%    (1.36)% to 1.44%
  2014                                 7,087,217   1.01 to 1.06        7,477,491     1.12%      0.15% to 2.45%     1.96% to 4.86%

CLEARBRIDGE VAR SM GRO CL II
  2018                                12,450,780   1.20 to 1.24       15,456,349     0.00%      1.20% to 2.20%     0.19% to 2.90%
  2017                                 9,286,956   1.19 to 1.22       11,305,983     0.00%      1.20% to 2.20%    20.32% to 23.54%
  2016                                 1,710,336   0.98 to 0.99        1,700,508     0.00%      1.20% to 2.20%     2.48% to 4.91%
  2015 (a)                               890,548   0.95 to 0.95          849,020     0.00%      1.20% to 2.10%   (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC2
  2018                                25,307,084   1.36 to 2.61       58,618,917     1.97%      0.15% to 2.40%  (11.21)% to (8.67)%
  2017                                29,150,137   1.51 to 2.85       74,769,748     1.43%      0.15% to 2.50%    9.39% to 12.48%
  2016                                35,486,982   1.36 to 2.54       81,880,565     2.28%      0.15% to 2.50%    14.30% to 17.53%
  2015                                35,793,713   1.53 to 2.16       70,913,034     2.86%      0.15% to 2.50%   (7.02)% to (4.38)%
  2014                                40,504,113   1.12 to 2.26       84,793,006     2.53%      0.15% to 2.70%     5.33% to 8.32%

FIDELITY VIP MID CAP SC2
  2018                                 7,835,597   1.60 to 5.03       31,043,856     0.40%      0.15% to 2.50%  (17.27)% to (14.90)%
  2017                                 8,546,622   1.91 to 5.91       40,237,967     0.49%      0.15% to 2.50%    17.04% to 20.36%
  2016                                 9,231,817   1.63 to 4.91       36,510,194     0.31%      0.15% to 2.50%    8.68% to 11.76%
  2015                                10,235,423   2.43 to 4.39       36,635,920     0.24%      0.15% to 2.50%   (4.49)% to (1.78)%
  2014                                11,700,083   2.54 to 4.47       43,106,140     0.02%      0.15% to 2.50%     2.95% to 5.87%

FRANKLIN DEV MKTS VIP CL 2
  2018                                 8,122,886   0.91 to 2.97       19,864,894     0.85%      0.15% to 2.50%  (18.26)% to (15.92)%
  2017                                10,013,524   1.09 to 3.57       29,191,896     0.98%      0.15% to 2.50%    36.34% to 40.20%
  2016                                 9,834,949   0.79 to 2.57       21,167,985     0.80%      0.15% to 2.50%    14.04% to 17.26%
  2015                                10,479,753   1.12 to 2.22       19,589,327     2.01%      0.15% to 2.50%  (21.94)% to (19.72)%
  2014                                10,524,450   1.41 to 2.79       24,440,100     1.49%      0.15% to 2.50%  (11.06)% to (8.53)%

FRANKLIN MUTUAL SHS VIP CL 2
  2018                                 3,574,053   1.31 to 2.30        8,153,119     2.35%      1.20% to 2.45%  (11.73)% to (10.16)%
  2017                                 4,190,741   1.46 to 2.56       10,649,793     2.72%      1.20% to 2.45%     5.21% to 7.06%
  2016                                 2,650,681   1.80 to 2.40        6,244,316     1.97%      1.20% to 2.45%    12.69% to 14.68%
  2015                                 3,135,716   1.58 to 2.09        6,445,223     3.01%      1.20% to 2.50%   (7.70)% to (6.07)%
  2014                                 4,063,516   1.71 to 2.22        8,915,822     1.96%      1.20% to 2.50%     4.01% to 5.84%

FRANKLIN SMALL CP VAL VIP CL 2
  2018                                15,442,389   1.36 to 1.61       24,804,342     0.89%      1.20% to 2.70%  (15.42)% to (13.14)%
  2017                                15,748,220   1.60 to 1.87       29,386,671     0.46%      1.20% to 2.70%    7.45% to 10.32%
  2016                                21,381,321   1.45 to 1.71       36,490,421     0.79%      1.20% to 2.95%    26.41% to 29.41%
  2015                                18,141,802   1.15 to 1.33       24,068,722     0.63%      1.20% to 2.95%  (10.08)% to (8.49)%
  2014                                17,745,713   1.28 to 1.45       25,728,082     0.60%      1.20% to 2.95%   (2.35)% to (0.63)%

FRANKLIN SM-MD CP GR VIP CL 2
  2018                                 4,573,442   1.41 to 2.92        8,507,597     0.00%      0.15% to 2.45%   (8.14)% to (5.51)%
  2017                                 4,766,619   1.51 to 3.12        9,497,577     0.00%      0.15% to 2.45%    17.88% to 21.22%
  2016                                 5,252,793   1.26 to 2.60        8,851,759     0.00%      0.15% to 2.45%     1.15% to 4.01%
  2015                                 6,223,230   1.23 to 2.53       10,189,765     0.00%      0.15% to 2.45%   (5.49)% to (2.80)%
  2014                                 6,708,673   1.28 to 2.63       11,531,092     0.00%      0.15% to 2.45%     4.35% to 7.31%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
GOLDMAN SACHS VI HQ FLT RT SS
  2018                                39,130,532   0.95 to 1.05       41,216,580     1.89%      1.20% to 2.45%    (1.47)% to 1.19%
  2017                                38,287,569   0.95 to 1.05       40,213,342     1.27%      1.20% to 2.45%    (1.48)% to 1.16%
  2016                                37,151,922   0.96 to 1.05       38,919,618     1.00%      1.20% to 2.45%    (1.92)% to 0.41%
  2015                                36,212,613   0.98 to 1.05       38,011,013     0.44%      1.20% to 2.45%   (3.32)% to (1.61)%
  2014                                36,182,709   1.01 to 1.07       38,600,763     0.30%      1.20% to 2.10%   (2.99)% to (1.27)%

GOLDMAN SACHS VIT GBL TRNDS SS
  2018                               134,973,011   1.03 to 1.08      146,277,943     0.70%      1.20% to 2.15%   (7.13)% to (4.62)%
  2017                               120,952,473   1.10 to 1.15      138,687,440     0.31%      1.20% to 2.15%    9.83% to 12.77%
  2016                               114,933,333   0.99 to 1.03      117,911,955     0.31%      1.20% to 2.15%     1.31% to 3.72%
  2015                                97,516,000   0.98 to 1.00       97,038,369     0.11%      1.20% to 1.95%   (8.55)% to (6.94)%
  2014                                57,148,115   1.05 to 1.07       61,108,844     0.06%      1.20% to 2.10%     0.92% to 2.71%

INVESCO VI AMER VALUE SR II
  2018                                 5,452,204   1.24 to 1.43        7,794,038     0.19%      1.20% to 2.45%  (15.41)% to (13.13)%
  2017                                 5,878,078   1.42 to 1.66        9,760,708     0.60%      1.20% to 2.70%     6.50% to 9.35%
  2016                                 6,023,777   1.33 to 1.53        9,229,462     0.12%      1.20% to 2.70%    11.88% to 14.53%
  2015                                 5,628,822   1.19 to 1.35        7,575,022     0.01%      1.20% to 2.70%  (12.00)% to (10.44)%
  2014                                 4,062,941   1.35 to 1.50        6,105,164     0.21%      1.20% to 2.70%     6.30% to 8.17%

INVESCO VI COMSTOCK SR II
  2018                                18,201,865   1.54 to 2.64       48,010,117     1.43%      1.20% to 2.45%  (14.93)% to (12.63)%
  2017                                19,423,798   1.78 to 3.05       59,173,015     2.05%      1.20% to 2.45%    14.17% to 17.22%
  2016                                19,290,413   1.54 to 2.62       50,583,685     1.34%      1.20% to 2.45%    13.60% to 16.29%
  2015                                21,375,781   1.71 to 2.27       48,489,273     1.66%      1.20% to 2.45%   (8.92)% to (7.31)%
  2014                                20,328,052   1.87 to 2.45       49,751,315     1.15%      1.20% to 2.45%     5.93% to 7.80%

INVESCO VI EQUITY & INC SR II
  2018                                 4,165,539   1.28 to 1.76        7,310,864     2.01%      1.20% to 2.45%  (12.37)% to (10.00)%
  2017                                 3,926,062   1.44 to 1.98        7,723,635     1.59%      1.20% to 2.45%    7.57% to 10.45%
  2016                                 2,810,199   1.31 to 1.81        5,038,654     1.55%      1.20% to 2.25%    11.51% to 14.15%
  2015                                 2,623,652   1.30 to 1.59        4,142,909     2.43%      1.20% to 2.25%   (5.42)% to (3.75)%
  2014                                 2,162,430   1.36 to 1.65        3,539,985     1.76%      1.20% to 2.25%     5.60% to 7.47%

INVESCO VI GROWTH & INC SR II
  2018                                 2,272,396   1.54 to 2.66        6,053,951     1.75%      1.20% to 2.10%  (16.12)% to (14.63)%
  2017                                 2,685,321   1.81 to 3.12        8,379,934     1.25%      1.20% to 2.10%    10.73% to 12.68%
  2016                                 3,277,045   1.61 to 2.77        9,075,732     0.82%      1.20% to 2.35%    15.97% to 18.01%
  2015                                 1,223,875   1.79 to 2.35        2,872,050     2.41%      1.20% to 2.50%   (6.12)% to (4.47)%
  2014                                 1,434,525   1.90 to 2.46        3,523,821     1.47%      1.20% to 2.50%     6.77% to 8.65%

INVESCO VI SM CAP EQTY SR II
  2018                                11,577,900   1.16 to 1.37       15,918,876     0.00%      1.20% to 2.70%  (17.75)% to (15.53)%
  2017                                12,859,165   1.41 to 1.64       21,120,631     0.00%      1.20% to 2.70%    10.43% to 13.39%
  2016                                14,238,814   1.27 to 1.46       20,811,129     0.00%      1.20% to 2.70%    8.60% to 11.17%
  2015                                15,533,334   1.17 to 1.32       20,544,059     0.00%      1.20% to 2.70%   (8.48)% to (6.87)%
  2014                                16,624,811   1.27 to 1.42       23,608,195     0.00%      1.20% to 2.70%    (0.88)% to 0.87%

IVY VIP ASSET STRATEGY CL II
  2018                                41,752,173   0.95 to 2.84      115,710,335     1.76%      1.20% to 2.50%   (8.20)% to (5.72)%
  2017                                48,881,786   1.02 to 3.04      145,050,136     1.54%      1.20% to 2.50%    14.85% to 17.92%
  2016                                57,198,258   0.88 to 2.60      145,355,667     0.59%      1.20% to 2.70%   (5.39)% to (3.15)%
  2015                                67,358,063   0.92 to 2.71      178,007,763     0.36%      1.20% to 2.70%  (11.01)% to (9.44)%
  2014                                74,476,886   1.03 to 2.99      217,560,150     0.49%      1.20% to 2.75%   (8.02)% to (6.40)%

 IVY VIP BALANCED CL II
  2018                                24,995,761   1.18 to 8.94       91,752,882     1.58%      0.15% to 2.45%   (6.07)% to (3.39)%
  2017                                28,758,018   1.24 to 9.25      108,956,665     1.60%      0.15% to 2.45%    8.14% to 11.20%
  2016                                32,270,184   1.13 to 8.32      110,047,146     1.38%      0.15% to 2.35%    (0.93)% to 1.88%
  2015                                34,877,083   1.13 to 8.16      120,157,549     0.91%      0.15% to 2.35%   (3.22)% to (0.47)%
  2014                                35,921,678   1.15 to 8.20      130,175,660     0.93%      0.15% to 2.50%     4.45% to 7.41%

IVY VIP CORE EQUITY CL II
  2018                                31,055,946   1.33 to 3.05       87,210,695     0.46%      0.15% to 2.45%   (7.30)% to (4.65)%
  2017                                35,513,180   1.42 to 3.20      105,701,928     0.44%      0.15% to 2.45%    17.25% to 20.57%
  2016                                39,782,237   1.20 to 2.65       99,292,010     0.45%      0.15% to 2.70%     0.73% to 3.58%
  2015                                42,301,761   1.18 to 2.57      102,974,780     0.35%      0.15% to 2.70%   (3.58)% to (0.84)%
  2014                                44,306,736   1.21 to 2.62      109,770,382     0.49%      0.15% to 2.75%     6.49% to 9.51%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
IVY VIP CORPORATE BOND CL II
  2018                                92,918,886   1.02 to 1.36      126,271,968     2.13%      1.25% to 2.35%   (4.19)% to (3.13)%
  2017                                99,255,005   1.06 to 1.40      139,237,719     1.57%      1.25% to 2.35%     1.61% to 2.73%
  2016                                97,186,829   1.04 to 1.37      132,718,740     2.34%      1.25% to 2.35%     1.62% to 2.74%
  2015                               103,645,819   1.02 to 1.33      137,757,285     2.92%      1.25% to 2.35%   (2.13)% to (1.04)%
  2014                               109,220,233   1.04 to 1.34      146,697,373     3.75%      1.25% to 2.35%     1.91% to 3.04%

IVY VIP ENERGY CL II
  2018                                 4,725,044   0.52 to 0.70        3,330,554     0.00%      1.25% to 2.35%  (35.68)% to (34.96)%
  2017                                 5,658,847   0.81 to 1.08        6,132,622     0.77%      1.25% to 2.35%  (14.67)% to (13.73)%
  2016                                 5,561,489   0.94 to 1.26        6,986,082     0.14%      1.25% to 2.35%    31.43% to 32.88%
  2015                                 6,007,854   0.71 to 0.95        5,679,106     0.06%      1.25% to 2.35%  (23.95)% to (23.11)%
  2014                                 5,753,035   0.93 to 1.23        7,072,992     0.00%      1.25% to 2.35%  (12.64)% to (11.67)%

IVY VIP GLOBAL BOND CL II
  2018                                 5,735,188   1.00 to 1.06        6,098,144     2.84%      1.25% to 2.10%   (2.51)% to (1.42)%
  2017                                 6,075,336   1.02 to 1.08        6,553,101     2.75%      1.25% to 2.10%     1.85% to 2.98%
  2016                                 6,418,348   1.00 to 1.05        6,722,983     3.57%      1.25% to 2.10%     4.56% to 5.71%
  2015                                 6,759,875   0.95 to 0.99        6,698,183     3.70%      1.25% to 2.10%   (4.91)% to (3.86)%
  2014                                 7,019,226   1.00 to 1.03        7,234,714     2.25%      1.25% to 2.10%   (2.14)% to (1.06)%

IVY VIP GLOBAL EQ INC CL II
  2018                                 8,154,566   1.21 to 2.02       16,451,615     1.66%      1.25% to 2.35%  (13.74)% to (12.78)%
  2017                                 9,197,541   1.39 to 2.31       21,274,745     1.27%      1.25% to 2.35%    12.89% to 14.13%
  2016                                10,656,725   1.23 to 2.03       21,597,757     1.26%      1.25% to 2.35%     4.48% to 5.63%
  2015                                11,686,779   1.17 to 1.92       22,422,853     1.29%      1.25% to 2.35%   (4.33)% to (3.27)%
  2014                                13,352,998   1.21 to 1.98       26,486,148     1.16%      1.25% to 2.35%     7.29% to 8.48%

IVY VIP GLOBAL GROWTH CL II
  2018                                23,505,695   1.21 to 2.38       53,063,802     0.47%      1.20% to 2.45%   (9.01)% to (6.55)%
  2017                                27,217,889   1.31 to 2.57       66,215,059     0.05%      1.20% to 2.45%    20.92% to 24.15%
  2016                                31,623,038   1.07 to 2.09       62,464,755     0.22%      1.20% to 2.45%   (5.85)% to (3.62)%
  2015                                33,490,781   1.03 to 2.18       69,043,299     0.42%      1.20% to 2.70%     0.39% to 2.16%
  2014                                36,111,781   1.02 to 2.14       72,784,181     2.11%      1.20% to 2.75%   (1.98)% to (0.25)%

IVY VIP GOVT MONEY MARKET CL II
  2018                                11,586,494   0.87 to 0.99       11,472,530     1.52%      1.25% to 2.10%    (0.84)% to 0.26%
  2017                                10,306,425   0.88 to 0.99       10,178,688     0.58%      1.25% to 2.10%   (1.74)% to (0.66)%
  2016                                10,552,171   0.89 to 0.99       10,490,486     0.12%      1.25% to 2.10%   (2.19)% to (1.11)%
  2015                                12,701,671   0.91 to 1.01       12,769,086     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
  2014                                12,038,044   0.93 to 1.02       12,251,690     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%

IVY VIP GROWTH CL II
  2018                                16,344,778   1.72 to 2.98       48,634,069     0.03%      0.15% to 2.35%    (0.11)% to 1.01%
  2017                                20,176,873   1.71 to 2.95       59,438,310     0.25%      0.15% to 2.35%    26.34% to 27.74%
  2016                                24,023,978   1.35 to 2.31       55,403,413     0.02%      0.15% to 2.35%   (1.12)% to (0.03)%
  2015                                26,869,223   1.35 to 2.31       61,983,332     0.11%      0.15% to 2.35%     4.68% to 5.84%
  2014                                30,275,987   1.28 to 2.18       65,989,998     0.24%      0.15% to 2.35%    9.21% to 10.42%

IVY VIP HIGH INCOME CL II
  2018                                56,260,838   1.05 to 2.22       77,346,530     6.27%      1.20% to 2.45%   (4.98)% to (2.41)%
  2017                                61,836,490   1.08 to 2.30       88,953,258     5.56%      1.20% to 2.70%     3.59% to 6.36%
  2016                                66,906,391   1.04 to 2.18       92,040,204     7.40%      1.20% to 2.95%    12.82% to 15.50%
  2015                                69,605,101   0.92 to 1.90       85,240,150     6.18%      1.20% to 2.95%   (9.22)% to (7.62)%
  2014                                73,091,861   1.01 to 2.06       98,039,313     5.60%      1.20% to 3.00%    (1.06)% to 0.69%

IVY VIP INTL CORE EQUITY CL II
  2018                                47,355,644   0.89 to 5.95      121,519,729     1.55%      0.15% to 2.70%  (20.22)% to (17.94)%
  2017                                51,104,758   1.11 to 7.25      161,570,566     1.41%      0.15% to 2.70%    19.59% to 22.97%
  2016                                58,407,766   0.90 to 5.89      150,580,435     1.38%      0.15% to 2.95%    (1.85)% to 0.93%
  2015                                63,849,455   0.92 to 5.84      164,116,138     1.29%      0.15% to 2.95%   (3.82)% to (1.09)%
  2014                                69,049,904   0.96 to 5.90      181,226,029     2.53%      0.15% to 3.00%    (1.51)% to 1.29%

IVY VIP LIMITED-TERM BOND CL II
  2018                                40,147,790   0.95 to 1.01       40,643,003     1.66%      1.25% to 2.10%   (1.57)% to (0.48)%
  2017                                41,053,792   0.96 to 1.02       41,759,776     1.56%      1.25% to 2.10%    (0.95)% to 0.15%
  2016                                39,002,161   0.97 to 1.02       39,615,179     1.48%      1.25% to 2.10%    (0.42)% to 0.68%
  2015                                37,007,768   0.97 to 1.01       37,336,399     1.52%      1.25% to 2.10%   (1.47)% to (0.38)%
  2014                                35,060,416   0.98 to 1.01       35,507,176     0.56%      1.25% to 2.10%   (1.37)% to (0.28)%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
IVY VIP MID CAP GROWTH CL II
  2018                                18,444,072   1.35 to 3.11       57,122,868     0.00%      1.20% to 2.50%   (2.98)% to (0.36)%
  2017                                20,971,477   1.38 to 3.15       65,783,331     0.00%      1.20% to 2.50%    23.22% to 26.52%
  2016                                24,100,613   1.11 to 2.51       60,308,547     0.00%      1.20% to 2.70%     3.04% to 5.48%
  2015                                25,882,239   1.06 to 2.39       61,788,557     0.00%      1.20% to 2.70%   (8.52)% to (6.90)%
  2014                                26,623,415   1.15 to 2.57       68,287,685     0.00%      1.20% to 2.75%     4.73% to 6.58%

IVY VIP NATURAL RES CL II
  2018                                29,873,585   0.44 to 0.86       25,614,572     0.30%      1.20% to 2.50%  (25.48)% to (23.46)%
  2017                                30,896,398   0.51 to 1.13       34,918,213     0.15%      1.20% to 2.70%    (0.02)% to 2.66%
  2016                                36,993,400   0.58 to 1.11       41,112,391     0.70%      1.20% to 2.50%    20.22% to 23.07%
  2015                                33,612,121   0.43 to 0.91       30,520,850     0.10%      1.20% to 2.70%  (24.65)% to (23.32)%
  2014                                28,496,741   0.56 to 1.19       33,736,824     0.00%      1.20% to 2.75%  (15.57)% to (14.07)%

IVY VIP PATH MOD AGG MVF CL II
  2018                                62,309,009   1.11 to 1.15       71,739,910     1.30%      1.20% to 1.95%   (7.54)% to (5.04)%
  2017                                62,982,691   1.19 to 1.23       77,083,895     0.45%      1.20% to 1.95%    12.34% to 15.35%
  2016                                57,952,189   1.05 to 1.07       62,068,588     0.90%      1.20% to 1.95%    (0.61)% to 1.75%
  2015                                49,451,042   1.04 to 1.06       52,387,086     0.00%      1.20% to 1.95%   (3.59)% to (1.89)%
  2014                                30,952,583   1.07 to 1.08       33,433,493     1.98%      1.20% to 2.00%     0.89% to 2.67%

IVY VIP PATH MOD CON MVF CL II
  2018                                29,022,111   1.05 to 1.10       31,917,372     0.91%      1.20% to 2.10%   (5.74)% to (3.19)%
  2017                                30,564,276   1.09 to 1.15       35,051,735     0.42%      1.20% to 2.35%    8.60% to 11.51%
  2016                                32,834,908   1.01 to 1.04       34,087,877     0.52%      1.20% to 2.10%    (1.73)% to 0.60%
  2015                                24,975,196   1.02 to 1.04       25,940,994     0.00%      1.20% to 2.00%   (3.41)% to (1.70)%
  2014                                13,062,845   1.05 to 1.06       13,808,708     1.13%      1.20% to 2.10%     0.06% to 1.83%

IVY VIP PATH MOD MVF CL II
  2018                               350,994,112   1.09 to 1.13      397,077,745     0.96%      1.20% to 1.90%   (6.81)% to (4.29)%
  2017                               334,654,129   1.16 to 1.19      399,263,202     0.45%      1.20% to 1.90%    10.50% to 13.46%
  2016                               325,186,838   1.04 to 1.06      345,138,193     0.57%      1.20% to 1.90%    (1.14)% to 1.21%
  2015                               252,688,811   1.04 to 1.06      266,681,466     0.00%      1.20% to 1.90%   (3.32)% to (1.61)%
  2014                               118,871,914   1.06 to 1.07      127,553,733     1.17%      1.20% to 1.90%     0.73% to 2.51%

IVY VIP PATHFINDER AGGRESSIVE CL II
  2018                                 9,050,608   1.29 to 1.58       14,326,252     1.83%      1.25% to 2.35%   (6.50)% to (5.46)%
  2017                                10,588,800   1.37 to 1.67       17,728,952     0.90%      1.25% to 2.35%    17.06% to 18.35%
  2016                                12,287,806   1.16 to 1.41       17,383,185     1.47%      1.25% to 2.10%     2.38% to 3.51%
  2015                                13,271,878   1.13 to 1.37       18,139,163     2.72%      1.25% to 2.10%   (1.99)% to (0.91)%
  2014                                11,881,250   1.14 to 1.38       16,387,496     0.85%      1.25% to 2.10%     2.42% to 3.56%

IVY VIP PATHFINDER CONSERV CL II
  2018                                18,359,902   1.15 to 1.34       24,651,926     1.14%      1.25% to 2.10%   (4.22)% to (3.15)%
  2017                                21,343,297   1.19 to 1.39       29,589,078     0.72%      1.25% to 2.10%     7.95% to 9.14%
  2016                                25,316,161   1.09 to 1.27       32,156,119     1.16%      1.25% to 2.10%     0.46% to 1.57%
  2015                                27,495,279   1.08 to 1.25       34,384,095     1.15%      1.25% to 2.10%   (1.88)% to (0.80)%
  2014                                29,844,909   1.09 to 1.26       37,621,745     1.06%      1.25% to 2.35%     0.99% to 2.11%

IVY VIP PATHFINDER MOD AGGR CL II
  2018                               132,167,996   1.24 to 1.50      198,449,344     1.76%      1.25% to 2.15%   (6.93)% to (5.90)%
  2017                               156,367,354   1.32 to 1.60      249,489,522     0.83%      1.25% to 2.35%    14.02% to 15.27%
  2016                               177,737,673   1.15 to 1.38      246,007,469     1.62%      1.25% to 2.35%     2.10% to 3.22%
  2015                               188,075,050   1.11 to 1.34      252,183,485     2.30%      1.25% to 2.35%   (2.26)% to (1.18)%
  2014                               193,683,655   1.13 to 1.36      262,812,222     1.04%      1.25% to 2.35%     2.18% to 3.31%

IVY VIP PATHFINDER MOD CONS CL II
  2018                                38,974,422   1.17 to 1.41       54,780,037     1.34%      1.25% to 1.90%   (4.94)% to (3.88)%
  2017                                45,918,574   1.22 to 1.46       67,144,721     0.82%      1.25% to 1.90%    10.15% to 11.37%
  2016                                53,685,982   1.10 to 1.31       70,486,377     1.30%      1.25% to 1.90%     0.71% to 1.82%
  2015                                57,293,113   1.09 to 1.29       73,874,734     1.48%      1.25% to 2.15%   (2.00)% to (0.92)%
  2014                                60,897,488   1.10 to 1.30       79,249,009     0.99%      1.25% to 2.35%     1.47% to 2.59%

IVY VIP PATHFINDER MODERATE CL II
  2018                               115,718,955   1.19 to 1.45      167,766,421     1.40%      1.25% to 2.35%   (6.15)% to (5.10)%
  2017                               135,101,927   1.26 to 1.53      206,391,573     0.77%      1.25% to 2.35%    12.04% to 13.28%
  2016                               154,942,312   1.12 to 1.35      208,956,055     1.31%      1.25% to 2.35%     1.24% to 2.36%
  2015                               164,048,931   1.10 to 1.32      216,131,907     1.69%      1.25% to 2.35%   (2.01)% to (0.93)%
  2014                               172,610,501   1.11 to 1.33      229,539,028     1.04%      1.25% to 2.35%     1.82% to 2.94%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
IVY VIP SCIENCE & TECH CL II
  2018                                16,351,590   1.37 to 4.31       67,262,864     0.00%      1.20% to 2.50%   (8.01)% to (5.52)%
  2017                                18,844,531   1.47 to 4.60       82,723,518     0.00%      1.20% to 2.50%    28.29% to 31.72%
  2016                                18,586,995   1.13 to 3.53       61,890,871     0.00%      1.20% to 2.95%    (1.40)% to 0.94%
  2015                                21,292,766   1.14 to 3.52       70,869,765     0.00%      1.20% to 2.95%   (5.70)% to (4.04)%
  2014                                21,133,818   1.20 to 3.66       73,024,419     0.00%      1.20% to 3.00%    (0.08)% to 1.68%

IVY VIP SECURIAN RE SEC CL II
  2018                                 3,472,709   1.33 to 2.40        8,354,176     1.61%      1.25% to 2.35%   (7.78)% to (6.75)%
  2017                                 4,241,131   1.44 to 2.58       10,940,647     1.31%      1.25% to 2.35%     2.95% to 4.08%
  2016                                 4,900,297   1.39 to 2.48       12,144,828     1.07%      1.25% to 2.35%     1.85% to 2.97%
  2015                                 5,392,588   1.36 to 2.41       12,978,484     1.01%      1.25% to 2.35%     2.35% to 3.48%
  2014                                 6,610,779   1.32 to 2.33       15,374,171     1.03%      1.25% to 2.35%    27.15% to 28.55%

IVY VIP SMALL CAP CORE CL II
  2018                                16,413,304   1.38 to 4.65       51,751,626     0.12%      0.15% to 2.45%  (13.11)% to (10.62)%
  2017                                19,223,253   1.57 to 5.20       68,325,880     0.00%      0.15% to 2.45%    10.43% to 13.56%
  2016                                20,276,203   1.40 to 4.58       63,332,625     0.39%      0.15% to 2.50%    25.14% to 28.69%
  2015                                22,295,254   1.10 to 3.56       53,459,734     0.09%      0.15% to 2.50%   (8.33)% to (5.73)%
  2014                                25,893,192   1.19 to 3.78       66,189,449     0.09%      0.15% to 2.75%     3.93% to 6.89%

IVY VIP SMALL CAP GROWTH CL II
  2018                                21,177,504   1.27 to 4.34       57,012,205     0.22%      0.15% to 2.40%    (6.35)% to 4.65%
  2017                                12,699,244   1.35 to 2.39       30,396,631     0.00%      0.15% to 2.35%    20.27% to 21.59%
  2016                                14,155,118   1.12 to 1.97       27,864,474     0.00%      0.15% to 2.35%     0.53% to 1.64%
  2015                                14,655,153   1.11 to 1.94       28,383,251     0.00%      0.15% to 2.35%    (0.48)% to 0.62%
  2014                                16,538,924   1.11 to 1.92       31,835,084     0.00%      0.15% to 2.35%    (0.77)% to 0.33%

 IVY VIP VALUE CL II
  2018                                27,135,800   1.25 to 5.43       68,983,047     1.87%      0.15% to 2.45%   (9.95)% to (7.38)%
  2017                                31,763,857   1.38 to 5.87       87,254,181     1.41%      0.15% to 2.45%    9.23% to 12.33%
  2016                                36,424,021   1.25 to 5.22       89,435,653     1.24%      0.15% to 2.45%    7.92% to 10.97%
  2015                                42,247,025   1.14 to 4.71       94,101,042     0.77%      0.15% to 2.45%   (6.71)% to (4.06)%
  2014                                44,676,370   1.21 to 4.90      104,574,213     1.09%      0.15% to 2.50%    7.72% to 10.78%

JANUS HENDERSON BALANCED SS
  2018                                 9,326,138   1.87 to 2.77       25,775,128     1.76%      1.20% to 2.45%    (2.50)% to 0.13%
  2017                                 9,024,860   1.89 to 2.80       25,137,257     1.39%      1.20% to 2.45%    14.71% to 17.78%
  2016                                 9,067,291   1.62 to 2.39       21,636,898     1.97%      1.20% to 2.50%     1.30% to 3.70%
  2015                                 9,583,902   1.86 to 2.32       22,204,991     1.38%      1.20% to 2.50%   (2.51)% to (0.79)%
  2014                                 9,091,698   1.90 to 2.34       21,223,172     1.54%      1.20% to 2.50%     5.09% to 6.95%

JANUS HENDERSON FLEXIBLE BOND SS
  2018                                20,417,445   0.94 to 0.99       20,115,566     2.65%      1.20% to 2.45%   (4.17)% to (1.58)%
  2017                                20,678,489   0.98 to 1.01       20,888,777     2.60%      1.20% to 2.45%     0.36% to 3.04%
  2016                                17,407,233   0.97 to 0.99       17,218,645     2.75%      1.20% to 2.45%    (0.74)% to 1.61%
  2015 (a)                             7,734,750   0.97 to 0.98        7,574,771     2.00%      1.20% to 2.45%   (3.21)% to (2.07)%

JANUS HENDERSON FORTY SS
  2018                                14,919,106   2.10 to 4.02       47,350,206     0.00%      0.15% to 2.50%    (1.26)% to 1.57%
  2017                                15,201,681   2.09 to 4.00       47,031,761     0.00%      0.15% to 2.50%    26.23% to 29.80%
  2016                                15,136,316   1.63 to 3.11       35,727,688     0.00%      0.15% to 2.50%    (1.01)% to 1.79%
  2015                                17,310,280   1.62 to 3.09       41,255,223     0.00%      0.15% to 2.50%    8.68% to 11.77%
  2014                                16,700,439   1.47 to 2.80       36,077,983     0.03%      0.15% to 2.50%     5.31% to 8.30%

JANUS HENDERSON MID CP VAL SS
  2018                                14,086,610   1.27 to 1.51       21,227,272     0.90%      1.20% to 2.70%  (16.34)% to (14.08)%
  2017                                14,719,483   1.52 to 1.77       26,050,350     0.64%      1.20% to 2.70%    10.34% to 13.29%
  2016                                15,742,168   1.37 to 1.58       24,812,857     0.91%      1.20% to 2.70%    15.32% to 18.06%
  2015                                16,837,754   1.19 to 1.34       22,615,507     1.04%      1.20% to 2.70%   (6.49)% to (4.84)%
  2014                                17,099,250   1.27 to 1.41       24,134,583     1.27%      1.20% to 2.70%     5.29% to 7.15%

JANUS HENDERSON OVERSEAS SS
  2018                                15,635,396   0.65 to 2.50       32,515,526     1.63%      0.15% to 2.70%  (17.62)% to (15.26)%
  2017                                17,841,216   0.78 to 2.98       44,286,927     1.58%      0.15% to 2.70%    27.02% to 30.61%
  2016                                21,022,162   0.62 to 2.30       40,773,291     4.73%      0.15% to 2.70%   (9.41)% to (6.85)%
  2015                                22,096,401   0.68 to 2.50       45,930,770     0.50%      0.15% to 2.70%  (11.46)% to (8.94)%
  2014                                23,854,503   0.76 to 2.78       54,691,693     2.97%      0.15% to 2.70%  (14.66)% to (12.23)%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
MFS VIT II INTL VALUE SC
  2018                                13,679,262   1.06 to 1.11       15,166,124     0.93%      1.20% to 2.45%  (12.36)% to (10.00)%
  2017                                12,305,658   1.20 to 1.24       15,296,339     1.33%      1.20% to 2.45%    23.14% to 26.44%
  2016                                11,042,915   0.97 to 0.99       10,954,082     1.32%      1.20% to 2.45%     0.83% to 3.22%
  2015 (a)                             4,482,304   0.96 to 0.97        4,333,292     1.76%      1.20% to 2.45%   (4.45)% to (3.32)%

MFS VIT MID CAP GROWTH SER SC
  2018                                   552,139   1.80 to 2.85        1,507,880     0.00%      1.20% to 2.45%   (2.00)% to (0.26)%
  2017                                   430,656   1.80 to 2.85        1,184,281     0.00%      1.20% to 2.45%    23.01% to 25.17%
  2016                                   552,847   1.44 to 2.28        1,220,680     0.00%      1.20% to 2.45%     1.58% to 3.37%
  2015                                   629,567   1.54 to 2.21        1,345,365     0.00%      1.20% to 2.45%     1.40% to 3.19%
  2014                                   513,940   1.51 to 2.14        1,048,754     0.00%      1.20% to 2.45%     5.40% to 7.26%

MORGSTANLEY VIF EMG MK EQ CL 2
  2018                                31,039,112   0.62 to 0.73       22,614,907     0.40%      1.20% to 2.70%  (19.93)% to (17.76)%
  2017                                31,911,525   0.77 to 0.89       28,529,833     0.72%      1.20% to 2.70%    31.15% to 34.66%
  2016                                34,534,482   0.58 to 0.67       23,134,251     0.44%      1.20% to 2.70%     3.53% to 5.99%
  2015                                35,523,730   0.56 to 0.64       22,587,299     0.75%      1.20% to 2.70%  (13.31)% to (11.77)%
  2014                                31,777,048   0.65 to 0.72       22,901,375     0.32%      1.20% to 2.70%   (7.33)% to (5.69)%

MORNINGSTAR AGGR GROWTH ETF II
  2018                                 6,750,576   1.04 to 1.20        8,110,131     1.38%      1.20% to 2.50%  (11.98)% to (9.60)%
  2017                                 6,655,860   1.17 to 1.34        8,926,035     1.24%      1.20% to 2.50%    16.33% to 19.44%
  2016                                 6,882,709   1.01 to 1.13        7,797,544     1.39%      1.20% to 2.50%    7.99% to 10.55%
  2015                                 6,850,584   0.93 to 1.03        7,062,789     1.25%      1.20% to 2.50%   (5.66)% to (3.99)%
  2014                                 6,536,724   0.98 to 1.07        7,019,361     5.79%      1.20% to 2.50%     1.43% to 3.22%

MORNINGSTAR BALANCED ETF II
  2018                                38,519,879   1.08 to 1.25       48,139,152     1.75%      1.20% to 2.50%   (8.97)% to (6.51)%
  2017                                45,724,499   1.18 to 1.35       61,682,019     1.59%      1.20% to 2.50%    10.05% to 12.99%
  2016                                50,255,127   1.07 to 1.20       60,540,310     1.70%      1.20% to 2.50%     5.33% to 7.83%
  2015                                52,527,736   1.01 to 1.12       59,036,007     1.38%      1.20% to 2.50%   (5.06)% to (3.39)%
  2014                                56,812,098   1.06 to 1.16       66,091,049     1.12%      1.20% to 2.50%     1.47% to 3.26%

MORNINGSTAR CONSERVATIVE ETF II
  2018                                11,271,507   1.05 to 1.18       13,244,959     2.05%      1.20% to 2.20%   (5.22)% to (2.66)%
  2017                                11,613,311   1.08 to 1.22       14,147,149     1.79%      1.20% to 2.35%     3.12% to 5.88%
  2016                                12,458,678   1.04 to 1.16       14,462,534     1.59%      1.20% to 2.35%     1.58% to 3.98%
  2015                                12,052,785   1.01 to 1.12       13,536,028     1.06%      1.20% to 2.45%   (4.08)% to (2.39)%
  2014                                13,503,420   1.05 to 1.15       15,536,483     0.98%      1.20% to 2.45%    (0.22)% to 1.54%

MORNINGSTAR GROWTH ETF II
  2018                                16,565,651   1.12 to 1.24       20,474,389     1.53%      1.20% to 2.10%  (10.73)% to (8.32)%
  2017                                18,788,815   1.19 to 1.36       25,558,702     1.37%      1.20% to 2.50%    13.9% to 16.95%
  2016                                20,442,662   1.04 to 1.17       23,992,487     1.46%      1.20% to 2.50%     6.52% to 9.04%
  2015                                21,581,129   0.96 to 1.08       23,367,932     1.24%      1.20% to 2.70%   (5.35)% to (3.68)%
  2014                                22,903,343   1.01 to 1.12       25,745,659     1.02%      1.20% to 2.70%     1.54% to 3.33%

MORNINGSTAR INC & GROWTH ETF II
  2018                                18,340,021   1.05 to 1.21       22,159,095     1.92%      1.20% to 2.45%   (7.05)% to (4.54)%
  2017                                21,624,118   1.10 to 1.28       27,617,957     1.70%      1.20% to 2.70%     6.75% to 9.61%
  2016                                23,869,555   1.02 to 1.18       28,063,068     1.67%      1.20% to 2.70%     3.29% to 5.74%
  2015                                25,346,743   0.99 to 1.12       28,351,506     1.36%      1.20% to 2.70%   (4.54)% to (2.85)%
  2014                                30,316,413   1.03 to 1.15       34,904,814     1.11%      1.20% to 2.70%     0.30% to 2.07%

NEUBERGER BERMAN SUSTAIN EQ S CL
  2018                                 1,747,814   1.41 to 1.62        2,834,559     0.19%      1.20% to 2.45%   (8.69)% to (6.22)%
  2017                                 2,096,421   1.54 to 1.74        3,658,325     0.35%      1.20% to 2.45%    14.69% to 17.75%
  2016                                 2,168,983   1.33 to 1.50        3,243,199     0.55%      1.20% to 2.45%     6.46% to 8.99%
  2015                                 1,585,733   1.25 to 1.38        2,188,683     0.38%      1.20% to 2.45%   (3.48)% to (1.78)%
  2014                                 1,196,290   1.28 to 1.41        1,681,074     0.11%      1.20% to 2.45%     6.91% to 8.80%

OPPENHEIMER INTL GROW VA SS
  2018                                12,149,726   1.09 to 2.81       33,738,689     0.58%      1.20% to 2.45%  (21.91)% to (19.79)%
  2017                                11,538,292   1.37 to 3.54       40,259,364     1.16%      1.20% to 2.45%    22.78% to 26.07%
  2016                                12,647,966   1.10 to 2.85       35,350,316     0.82%      1.20% to 2.45%   (5.54)% to (3.29)%
  2015                                12,397,949   1.92 to 2.97       36,036,841     0.91%      1.20% to 2.45%     0.11% to 1.88%
  2014                                12,089,421   1.91 to 2.92       34,504,984     0.92%      1.20% to 2.45%   (9.85)% to (8.26)%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
OPPENHEIMER MS SM CAP VA SS
  2018                                 1,755,555   1.46 to 1.69        2,958,865     0.06%      1.20% to 2.50%  (13.16)% to (11.61)%
  2017                                 1,995,195   1.67 to 1.91        3,804,500     0.62%      1.20% to 2.50%    10.61% to 12.56%
  2016                                 2,251,277   1.50 to 1.69        3,813,911     0.25%      1.20% to 2.50%    14.26% to 16.27%
  2015                                 1,933,062   1.31 to 1.46        2,816,556     0.58%      1.20% to 2.50%   (8.83)% to (7.21)%
  2014                                 1,344,478   1.43 to 1.57        2,111,345     0.64%      1.20% to 2.50%    8.41% to 10.32%

PIMCO VIT GLB DIV ALL ADV CL
  2018                               134,747,474   1.07 to 1.12      151,362,006     1.89%      1.20% to 2.10%  (11.72)% to (9.33)%
  2017                               112,211,435   1.20 to 1.25      140,288,360     3.03%      1.20% to 2.10%    13.47% to 16.51%
  2016                                93,653,096   1.05 to 1.08      101,402,853     1.72%      1.20% to 2.10%     4.52% to 7.00%
  2015                                75,440,235   0.99 to 1.02       76,801,335     3.14%      1.20% to 2.10%   (8.30)% to (6.68)%
  2014                                36,960,899   1.07 to 1.09       40,321,539     6.06%      1.20% to 2.10%     2.58% to 4.39%

PIMCO VIT LOW DUR PORT ADV CL
  2018                                57,053,578   0.92 to 1.02       58,353,182     1.80%      1.20% to 2.45%   (2.69)% to (0.06)%
  2017                                61,531,245   0.94 to 1.03       63,542,253     1.24%      1.20% to 2.45%    (1.69)% to 0.95%
  2016                                59,945,472   0.95 to 1.03       61,878,612     1.39%      1.20% to 2.45%    (1.63)% to 0.70%
  2015                                61,548,950   0.96 to 1.03       63,470,761     3.32%      1.20% to 2.45%   (2.70)% to (0.98)%
  2014                                62,187,031   0.98 to 1.04       64,764,833     1.04%      1.20% to 2.45%   (2.18)% to (0.45)%

PIMCO VIT TOTAL RETURN ADV CL
  2018                               134,310,201   1.04 to 1.16      156,325,287     2.44%      1.20% to 2.45%   (3.53)% to (0.93)%
  2017                               143,049,407   1.06 to 1.19      169,591,427     1.92%      1.20% to 2.70%     1.78% to 4.5%
  2016                               138,377,473   1.04 to 1.14      158,406,411     1.98%      1.20% to 2.70%    (0.39)% to 1.97%
  2015                               147,656,574   1.04 to 1.13      166,770,221     4.84%      1.20% to 2.70%   (2.57)% to (0.85)%
  2014                               150,517,076   1.06 to 1.14      171,456,699     2.14%      1.20% to 2.70%     1.15% to 2.94%

PUTNAM VT EQUITY INCOME CL IB
  2018                                 5,486,861   1.43 to 2.43       13,227,854     0.70%      1.20% to 2.45%  (11.16)% to (8.76)%
  2017                                 5,826,254   1.59 to 2.69       15,544,063     0.85%      1.20% to 2.45%    15.33% to 18.42%
  2016                                 2,371,963   1.38 to 2.29        5,355,987     1.86%      1.20% to 2.20%    10.35% to 12.29%
  2015                                 2,401,574   1.60 to 2.04        4,834,224     1.67%      1.20% to 2.20%   (5.86)% to (4.20)%
  2014                                 2,342,261   1.68 to 2.13        4,919,650     1.99%      1.20% to 2.20%    9.39% to 11.32%

PUTNAM VT GROWTH OPP CL IB
  2018                                 3,768,270   2.09 to 2.88       10,782,941     0.00%      1.20% to 2.45%    (0.61)% to 2.07%
  2017                                 2,427,185   2.09 to 2.85        6,823,296     0.11%      1.20% to 2.45%    27.11% to 30.51%
  2016 (h)                             1,738,684   1.64 to 2.20        3,760,565     1.28%      1.20% to 2.45%    (0.39)% to 1.97%
  2015                                 3,328,112   1.64 to 2.17        7,143,855     1.49%      1.20% to 2.45%   (8.84)% to (7.23)%
  2014                                 3,971,247   1.79 to 2.34        9,206,811     0.43%      1.20% to 2.45%     6.53% to 8.41%

PUTNAM VT INTER EQ CL IB
  2018                                 1,463,026   0.83 to 1.74        2,383,655     1.41%      1.20% to 2.30%  (21.48)% to (20.08)%
  2017                                 1,581,531   1.62 to 2.18        3,234,571     2.28%      1.20% to 2.30%    22.91% to 25.07%
  2016                                 2,012,426   1.31 to 1.74        3,312,339     3.24%      1.20% to 2.30%   (5.28)% to (3.61)%
  2015                                 2,056,174   0.77 to 1.81        3,508,668     1.21%      1.20% to 2.70%   (2.77)% to (1.05)%
  2014                                 2,266,583   0.79 to 1.83        3,917,834     0.96%      1.20% to 2.70%   (9.49)% to (7.89)%

PUTNAM VT SUS LEADERS FD CL IB
  2018                                   520,231   2.06 to 3.30        1,657,498     0.00%      1.20% to 2.10%   (4.41)% to (2.71)%
  2017                                   626,557   2.47 to 3.39        2,061,657     0.81%      1.20% to 2.10%    25.48% to 27.69%
  2016                                   444,447   1.95 to 2.66        1,131,891     0.71%      1.20% to 2.10%     4.66% to 6.51%
  2015                                 1,608,779   1.85 to 2.49        3,963,044     0.48%      1.20% to 2.10%   (3.19)% to (1.48)%
  2014                                 1,449,087   1.90 to 2.53        3,625,258     0.13%      1.20% to 2.10%    10.19% to 12.14%

SFT CORE BOND CL 2
  2018                               141,776,677   1.07 to 5.52      230,974,237     0.00%      0.15% to 2.70%   (3.74)% to (0.99)%
  2017                               122,739,561   1.11 to 5.58      201,040,540     0.00%      0.15% to 2.70%     1.65% to 4.53%
  2016                               122,831,832   1.09 to 5.34      195,670,933     0.00%      0.15% to 2.70%     1.34% to 4.21%
  2015                               124,618,248   1.07 to 5.12      193,255,265     0.00%      0.15% to 2.70%    (2.76)% to 0.01%
  2014                               122,294,915   1.10 to 5.12      193,902,325     0.00%      0.15% to 2.70%     3.20% to 6.13%

SFT DYNAMIC MGD VOL
  2018                               306,014,932   1.23 to 1.31      399,766,113     0.00%      1.20% to 2.30%   (5.74)% to (3.19)%
  2017                               264,099,934   1.27 to 1.36      359,634,207     0.00%      1.20% to 2.70%    14.52% to 17.59%
  2016                               233,842,351   1.12 to 1.17      273,245,709     0.00%      1.20% to 2.45%     5.62% to 8.12%
  2015                               187,165,507   1.05 to 1.09      203,486,820     0.00%      1.20% to 2.45%   (6.06)% to (4.40)%
  2014                               115,228,324   1.11 to 1.14      131,044,394     0.00%      1.20% to 2.45%     4.98% to 6.83%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
SFT GOVT MONEY MARKET
  2018                                29,490,449   0.81 to 2.37       32,338,192     1.20%      0.15% to 2.45%    (1.78)% to 1.03%
  2017                                23,754,702   0.82 to 2.35       26,102,416     0.12%      0.15% to 2.45%   (2.77)% to (0.02)%
  2016                                31,148,458   0.83 to 2.35       34,125,303     0.00%      0.15% to 2.50%   (2.85)% to (0.11)%
  2015                                33,415,889   0.85 to 2.35       36,958,618     0.00%      0.15% to 2.50%   (2.91)% to (0.15)%
  2014                                33,036,365   0.85 to 2.36       38,132,876     0.00%      0.15% to 2.70%   (2.91)% to (0.15)%

SFT INDEX 400 MC CL 2
  2018                                16,394,080   1.62 to 5.64       65,184,715     0.00%      0.15% to 2.70%  (14.17)% to (11.71)%
  2017                                18,394,450   1.88 to 6.39       82,763,344     0.00%      0.15% to 2.70%    12.26% to 15.44%
  2016                                21,859,046   1.63 to 5.54       84,752,467     0.00%      0.15% to 2.95%    16.56% to 19.86%
  2015                                20,505,012   1.40 to 4.62       67,076,129     0.00%      0.15% to 2.95%   (5.46)% to (2.78)%
  2014                                22,733,438   1.48 to 4.75       76,637,719     0.00%      0.15% to 2.95%     6.06% to 9.07%

SFT INDEX 500 CL 2
  2018                                43,766,555   1.78 to 12.56     197,088,437     0.00%      0.15% to 2.25%   (7.58)% to (4.94)%
  2017                                47,963,283   1.66 to 13.21     226,207,756     0.00%      0.15% to 2.70%    17.72% to 21.05%
  2016                                48,749,748   1.41 to 10.91     193,515,964     0.00%      0.15% to 2.70%    8.21% to 11.27%
  2015                                47,932,896   1.30 to 9.81      175,837,831     0.00%      0.15% to 2.70%    (2.00)% to 0.78%
  2014                                48,755,932   1.32 to 9.73      181,518,328     0.00%      0.15% to 2.70%    9.84% to 12.96%

SFT INTL BOND CL 2
  2018                                45,280,035   1.26 to 2.80       77,716,877     0.00%      0.15% to 2.70%    (1.75)% to 1.06%
  2017                                47,387,202   1.28 to 2.77       81,162,393     0.00%      0.15% to 2.70%    (1.81)% to 0.97%
  2016                                48,755,543   1.29 to 2.75       83,587,130     0.00%      0.15% to 2.70%     0.11% to 2.94%
  2015                                50,751,879   1.29 to 2.67       85,334,680     0.00%      0.15% to 2.70%   (6.95)% to (4.31)%
  2014                                51,586,760   1.38 to 2.79       91,906,893     0.00%      0.15% to 2.70%    (1.25)% to 1.55%

SFT IVY GROWTH
  2018                                46,338,202   1.70 to 9.94      176,518,806     0.00%      0.15% to 2.70%    (0.78)% to 2.05%
  2017                                55,249,424   1.69 to 9.85      204,971,656     0.00%      0.15% to 2.70%    25.47% to 29.02%
  2016                                64,780,044   1.33 to 7.72      185,798,724     0.00%      0.15% to 2.95%    (2.02)% to 0.75%
  2015                                72,750,220   1.33 to 7.75      209,421,578     0.00%      0.15% to 2.95%     3.64% to 6.58%
  2014                                82,944,079   1.27 to 7.35      224,075,624     0.00%      0.15% to 2.95%    10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
  2018                                13,476,008   1.83 to 6.27       47,577,022     0.00%      0.15% to 2.45%   (6.74)% to (4.08)%
  2017                                14,741,542   1.93 to 6.53       54,659,481     0.00%      0.15% to 2.45%    21.67% to 25.11%
  2016 (e)                            16,470,052   1.56 to 5.22       48,962,203     0.00%      0.12% to 2.47%    17.62% to 20.95%
  2015 (f)                            17,985,407   1.18 to 4.32       44,780,293     0.00%      0.07% to 2.62%    (6.39)% to 3.73%
  2014 (g)                            19,748,439   1.25 to 4.48       51,323,384     0.00%      0.08% to 2.63%     6.66% to 8.69%

SFT MGD VOL EQUITY
  2018                               261,972,880   1.08 to 1.11      290,923,571     0.00%      1.20% to 2.10%   (7.71)% to (5.21)%
  2017                               216,662,904   1.15 to 1.18      256,150,263     0.00%      1.20% to 2.35%    12.96% to 15.99%
  2016                               172,000,300   1.02 to 1.03      176,901,584     0.00%      1.20% to 2.35%     1.14% to 3.54%
  2015 (b)                             5,365,851       1.00            5,362,137     0.00%      1.20% to 1.85%     0.29% to 0.50%

SFT REAL ESTATE CL 2
  2018                                17,207,071   1.28 to 5.08       64,244,975     0.00%      0.15% to 2.70%   (8.17)% to (5.54)%
  2017                                19,017,328   1.39 to 5.38       76,088,379     0.00%      0.15% to 2.70%     2.32% to 5.21%
  2016                                20,015,378   1.36 to 5.12       77,047,525     0.00%      0.15% to 2.70%     1.38% to 4.24%
  2015                                21,016,292   1.34 to 4.91       78,465,052     0.00%      0.15% to 2.70%     1.94% to 4.83%
  2014                                22,888,172   1.31 to 4.68       82,446,929     0.00%      0.15% to 2.70%    26.59% to 30.18%

SFT T. ROWE PRICE VALUE
  2018                                35,997,308   1.39 to 2.88      103,266,141     0.00%      1.20% to 2.70%  (12.44)% to (10.07)%
  2017                                40,399,908   1.58 to 3.23      130,064,067     0.00%      1.20% to 2.70%    15.17% to 18.26%
  2016 (e)                            45,936,152   1.34 to 2.76      126,204,702     0.00%      1.19% to 2.94%    7.45% to 10.00%
  2015 (f)                            50,885,068   1.25 to 2.52      127,868,449     0.00%      1.16% to 2.91%   (4.84)% to (3.16)%
  2014 (g)                            56,265,717   1.31 to 2.60      146,020,559     0.00%      1.17% to 2.92%     6.09% to 7.35%

SFT WELLINGTON CORE EQUITY CL 2
  2018 (c)                            13,854,273   1.75 to 3.50       44,148,623     0.00%    (0.06)% to 2.29%   (5.00)% to (2.29)%
  2017 (d)                            15,900,926   1.82 to 3.63       52,653,099     0.00%    (0.01)% to 2.34%    17.78% to 21.12%
  2016 (e)                            18,660,987   1.52 to 3.02       51,509,908     0.00%      0.01% to 2.36%     1.96% to 4.85%
  2015 (f)                            22,768,665   1.32 to 2.92       60,807,646     0.00%    (0.07)% to 2.48%    (1.99)% to 0.80%
  2014 (g)                            25,068,962   1.34 to 2.92       66,977,999     0.00%      0.03% to 2.58%    9.46% to 11.53%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
TOPS MGD RISK BAL ETF CL 2
  2018                                16,868,738   1.02 to 1.11       18,783,848     1.65%      1.20% to 2.45%   (8.78)% to (6.32)%
  2017                                18,538,227   1.12 to 1.20       22,235,479     1.48%      1.20% to 2.45%    7.38% to 10.25%
  2016                                21,479,806   1.04 to 1.10       23,578,557     1.31%      1.20% to 2.45%     3.15% to 5.59%
  2015                                20,050,518   1.00 to 1.05       20,969,313     1.25%      1.20% to 2.45%   (7.27)% to (5.64)%
  2014                                20,422,030   1.07 to 1.11       22,633,674     0.97%      1.20% to 2.45%     0.06% to 1.83%

TOPS MGD RISK FLEX ETF
  2018                               117,428,356   0.98 to 1.03      121,175,002     1.19%      1.20% to 2.15%   (9.19)% to (6.73)%
  2017                               109,558,806   1.09 to 1.12      122,319,467     1.06%      1.20% to 1.85%    8.02% to 10.91%
  2016                                92,840,617   0.98 to 1.02       94,299,344     0.78%      1.20% to 2.15%     2.30% to 4.73%
  2015                                68,860,931   0.96 to 0.98       67,186,225     0.49%      1.20% to 2.15%   (7.96)% to (6.33)%
  2014                                34,958,247   1.03 to 1.04       36,414,844     0.10%      1.20% to 2.15%    (0.44)% to 1.32%

TOPS MGD RISK GROWTH ETF CL 2
  2018                                65,725,907   1.09 to 1.14       75,237,263     1.51%      1.20% to 2.00%  (11.39)% to (9.00)%
  2017                                68,252,439   1.21 to 1.27       86,636,462     1.56%      1.20% to 2.00%    14.25% to 17.31%
  2016                                73,438,956   1.04 to 1.09       80,182,907     1.62%      1.20% to 2.25%     2.51% to 4.94%
  2015                                85,478,285   1.01 to 1.05       89,469,644     1.43%      1.20% to 2.25%  (11.79)% to (10.23)%
  2014                                84,977,795   1.13 to 1.17       99,082,427     0.88%      1.20% to 2.25%    (1.63)% to 0.10%

TOPS MGD RISK MOD GRO ETF CL 2
  2018                                19,867,112   1.09 to 1.15       22,909,039     1.58%      1.20% to 2.10%   (9.93)% to (7.50)%
  2017                                21,726,938   1.20 to 1.26       27,330,150     1.61%      1.20% to 2.10%    10.55% to 13.51%
  2016                                22,464,972   1.06 to 1.12       25,120,472     1.47%      1.20% to 2.25%     3.23% to 5.68%
  2015                                26,689,496   1.02 to 1.06       28,410,320     1.33%      1.20% to 2.25%   (9.08)% to (7.48)%
  2014                                29,123,275   1.12 to 1.15       33,506,104     1.04%      1.20% to 2.25%    (0.18)% to 1.58%

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. The ranges of unit fair value and expense ratios shown do not consider available products or contract benefits that have not yet been sold. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. The total return is presented as a range of minimum to maximum values, based on the product grouping and available contract benefits representing the minimum and maximum expense ratio amounts whether or not the product or benefits have been sold. Some individual contract total returns may not be within the ranges presented.

(a) For the period from May 1, 2015 through December 31, 2015.
(b) For the period from November 18, 2015 through December 31, 2015.
(c) For the year ended December 31, 2018, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.21%.
(d) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.16%.
(e) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.
(f) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(g) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT
T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(h) Putnam VT Voyager Cl IB merged into Putnum VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2019, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY

                         STATUTORY FINANCIAL STATEMENTS
                       AND FINANCIAL STATEMENT SCHEDULES

                               DECEMBER 31, 2018

[KPMG LOGO]

                  KPMG LLP
                  4200 Wells Fargo Center
                  90 South Seventh Street
                  Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

          KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Minnesota Life Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

OTHER MATTER

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

                              [KPMG LLP SIGNATURE]

Minneapolis, Minnesota
April 2, 2019

                        MINNESOTA LIFE INSURANCE COMPANY
  STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                           DECEMBER 31, 2018 AND 2017
                                 (IN THOUSANDS)

                                                                                    2018               2017
                                                                              -----------------  -----------------
ADMITTED ASSETS
Bonds                                                                         $     15,520,081   $     14,289,488
Common stocks                                                                          395,121            403,038
Mortgage loans, net                                                                  3,614,864          3,006,051
Derivative instruments                                                                 149,598            495,476
Other invested assets                                                                  910,649            882,425
Policy loans                                                                           519,511            465,444
Investments in affiliated companies                                                    360,809            337,611
Cash, cash equivalents and short-term investments                                       61,518            186,804
                                                                              -----------------  -----------------
  Total invested assets                                                             21,532,151         20,066,337

Premiums deferred and uncollected                                                      341,311            379,937
Current income tax recoverable                                                          26,072                 --
Deferred income taxes                                                                  137,213            147,238
Other assets                                                                           310,416            355,386
                                                                              -----------------  -----------------
  Total assets, excluding separate accounts                                         22,347,163         20,948,898

Separate account assets                                                             24,172,223         25,484,738
                                                                              -----------------  -----------------
         Total assets                                                         $     46,519,386   $     46,433,636
                                                                              =================  =================

LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
  Policy reserves:
    Life insurance                                                            $      9,936,193   $      8,751,354
    Annuities and other fund deposits                                                7,062,574          6,241,000
    Accident and health                                                                149,202            127,636
  Policy claims in process of settlement                                               440,905            428,263
  Dividends payable to policyholders                                                    40,489             44,251
  Other policy liabilities                                                           1,557,398          1,597,925
  Asset valuation reserve                                                              162,111            254,301
  Current income tax liability                                                              --             19,778
  Accrued commissions and expenses                                                     104,347            111,131
  Other liabilities                                                                     79,222            376,724
                                                                              -----------------  -----------------
    Total liabilities, excluding separate accounts                                  19,532,441         17,952,363

  Separate account liabilities                                                      24,137,978         25,421,348
                                                                              -----------------  -----------------
    Total liabilities                                                               43,670,419         43,373,711
                                                                              -----------------  -----------------

Capital and surplus:
  Common stock, $1 par value, 5,000,000 shares authorized, issued and
    outstanding                                                                          5,000              5,000
  Additional paid in capital                                                           216,540            196,534
  Surplus notes                                                                        118,000            118,000
  Unassigned surplus                                                                 2,509,427          2,740,391
                                                                              -----------------  -----------------
    Total capital and surplus                                                        2,848,967          3,059,925
                                                                              -----------------  -----------------
         Total liabilities and capital and surplus                            $     46,519,386   $     46,433,636
                                                                              =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
           STATUTORY STATEMENTS OF OPERATIONS AND CAPITAL AND SURPLUS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
STATEMENTS OF OPERATIONS
Revenues:
  Premiums                                                 $      3,716,312   $      3,511,204   $      3,396,091
  Annuity considerations                                          3,830,326          4,075,441          2,843,110
  Net investment income                                             792,410            748,445            704,765
  Investment management, administration and contract
    guarantee fees                                                  275,707            266,159            252,164
  Other income                                                      166,259            157,584            120,065
                                                           -----------------  -----------------  -----------------
    Total revenues                                                8,781,014          8,758,833          7,316,195
                                                           -----------------  -----------------  -----------------

Benefits and expenses:
  Policyholder benefits                                           5,372,746          4,968,449          4,639,273
  Increase in policy reserves                                     2,028,067          2,590,124          1,053,685
  General insurance expenses and taxes                              373,762            334,853            310,894
  Salaries and wages                                                193,743            183,849            177,720
  Group service and administration fees                              59,849             88,596             75,092
  Commissions                                                       501,200            451,688            454,405
  Separate account transfers, net                                   318,521             81,934            343,448
                                                           -----------------  -----------------  -----------------
    Total benefits and expenses                                   8,847,888          8,699,493          7,054,517
                                                           -----------------  -----------------  -----------------

    Gain (loss) from operations before dividends,
      federal income taxes and net realized capital
      gains (losses)                                                (66,874)            59,340            261,678

Dividends to policyholders                                           42,378             47,337             49,603
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before federal income
      taxes and net realized capital gains (losses)                (109,252)            12,003            212,075

Federal income taxes incurred                                         2,442              4,275             61,828
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before net realized
      capital gains (losses)                                       (111,694)             7,728            150,247

Net realized capital gains (losses), net of transfers to
  interest maintenance reserve and federal income taxes             186,420            270,210            (67,924)
                                                           -----------------  -----------------  -----------------
    Net income                                             $         74,726   $        277,938   $         82,323
                                                           =================  =================  =================

STATEMENTS OF CAPITAL AND SURPLUS

Capital and surplus, beginning of year                     $      3,059,925   $      2,971,602   $      2,766,405
Net income                                                           74,726            277,938             82,323
Net change in unrealized capital gains and losses                  (257,804)           (23,099)            94,751
Net change in deferred income tax                                    34,167            (82,922)            47,397
Change in asset valuation reserve                                    92,190             18,421            (51,004)
Net change in separate account surplus                                  461              7,349              3,636
Dividends to stockholder                                             (9,647)          (188,705)            (2,000)
Change in unauthorized reinsurance                                   (2,208)             4,300             (1,588)
Change in non-admitted assets                                      (166,428)            51,077             20,645
Change in reserves due to change in valuation basis                      --                 --             10,546
Capital contribution                                                 20,006             17,841                 --
Other, net                                                            3,579              6,123                491
                                                           -----------------  -----------------  -----------------
Capital and surplus, end of year                           $      2,848,967   $      3,059,925   $      2,971,602
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOW
                  YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
CASH FLOW FROM OPERATING ACTIVITIES
Revenues:
  Premiums and annuity considerations                      $      7,971,586   $      7,578,903   $      6,908,917
  Net investment income                                             782,614            733,467            675,764
                                                           -----------------  -----------------  -----------------
    Total receipts                                                8,754,200          8,312,370          7,584,681
                                                           -----------------  -----------------  -----------------

Benefits and expenses paid:
  Policyholder benefits                                           5,313,921          4,971,796          4,631,338
  Dividends to policyholders                                         46,140             50,646             56,340
  Commissions and expenses                                        1,141,411          1,046,570          1,025,628
  Separate account transfer, net                                    302,939             66,857            367,264
  Federal income taxes                                               53,751             98,331             53,644
                                                           -----------------  -----------------  -----------------
    Total payments                                                6,858,162          6,234,200          6,134,214
                                                           -----------------  -----------------  -----------------

      Cash provided from operations                               1,896,038          2,078,170          1,450,467
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM INVESTING ACTIVITIES

Proceeds from investments sold, matured or repaid:
  Bonds                                                           3,719,165          4,052,868          4,164,867
  Common stocks                                                     220,412            260,437            263,237
  Mortgage loans                                                    383,096            364,837            363,402
  Derivative instruments                                            477,497            433,108            193,443
  Other invested assets                                             138,775            372,202            106,631
Separate account redemptions                                         25,114             25,297             24,390
                                                           -----------------  -----------------  -----------------
                                                                  4,964,059          5,508,749          5,115,970
                                                           -----------------  -----------------  -----------------

Cost of investments acquired:
  Bonds                                                           5,031,445          5,834,744          5,165,789
  Common stocks                                                     201,086            206,439            300,061
  Mortgage loans                                                    997,476            832,982            776,220
  Derivative instruments                                            400,800            303,079            264,884
  Other invested assets                                             119,920            159,519            106,310
Separate account investments                                            435             30,231             15,444
Securities in transit, net                                          (13,317)            (3,727)            35,412
Other provided, net                                                  50,660             50,138             15,798
                                                           -----------------  -----------------  -----------------
                                                                  6,788,505          7,413,405          6,679,918
                                                           -----------------  -----------------  -----------------

      Cash applied to investing                                  (1,824,446)        (1,904,656)        (1,563,948)
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM FINANCING AND MISCELLANEOUS ACTIVITIES

Borrowed money, net                                                (225,000)           (30,000)           100,000
Net deposits on deposit-type contract funds                          18,504            (10,892)           161,232
Dividend paid to stockholder                                             --           (185,142)                --
Contributed capital                                                  11,500                 --                 --
Other cash applied                                                   (1,882)             3,104            (19,569)
                                                           -----------------  -----------------  -----------------

      Cash (applied to) provided from financing                    (196,878)          (222,930)           241,663
                                                           -----------------  -----------------  -----------------

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM
  INVESTMENTS

Net change in cash, cash equivalents and short-term
  investments                                                      (125,286)           (49,416)           128,182
Beginning of the year                                               186,804            236,220            108,038
                                                           -----------------  -----------------  -----------------
  End of the year                                          $         61,518   $        186,804   $        236,220
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                        DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which operates in the United States, generally offers the following types of products:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies.

     The Company serves over 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC (PFC). The transaction closed effective March 31, 2017 and resulted in a $187,325 realized capital gain before income taxes and $(173,325) change in unrealized capital gains and losses, which net with taxes had an immaterial impact to capital and surplus.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners' (NAIC) ACCOUNTING PRACTICES AND PROCEDURES manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

     The more significant differences, of which the aggregate effects are material are as follows:

     - Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

     - Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

     - Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

     - Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings or available-for-sale securities, which are reported at fair value through equity.

     - Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. After January 1, 2018, GAAP requires common stocks and preferred stocks to be reported at fair value through earnings. Prior to January 1, 2018, GAAP required common stocks and preferred stocks to be classified as trading securities, which were reported at fair value through earnings, or available-for-sale securities, which were reported at fair value through stockholder's equity.

     - Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

     - Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

     - Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

     - Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

     - In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

     - Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

     - Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

     - Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

     - The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

     - Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

     - The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

     - Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

     - The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners' Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners' Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

     - Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

     - A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

     - Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

     - The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

     - Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

     - The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

     - GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

     The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

     NEW ACCOUNTING PRONOUNCEMENTS

     In March 2018, the NAIC adopted revisions to SSAP No. 102, Pensions, to remove the disclosure requirement for the reconciliation of plan assets classified as Level 3 in the fair value hierarchy. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in the removal of disclosures in note 12.

     In March 2018, the NAIC adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to exclude cash equivalents, derivatives and short-term investments with credit assessments equivalent to an NAIC 1 or NAIC 2 designation from the wash sale disclosure requirements. The revisions also clarify that the wash sale disclosure should be captured in the financial statements for the reporting period in which the investment was sold. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in additional disclosures in note 5.

     PERMITTED PRACTICE

     The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

     REVENUES AND EXPENSES

     Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment
     (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

     Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $32,503 and $35,668 at December 31, 2018 and 2017, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

     Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company's loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company's determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

     For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

     The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2018 and 2017, the Company sold, redeemed or otherwise disposed 43 and 56 CUSIPs, respectively, as a result of a callable feature which generated investment income of $7,186 and $10,419, respectively, from prepayment penalties and acceleration fees.

     Preferred stocks are carried at cost less any OTTI adjustments and were classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

     Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 3.52% to 4.94% during 2018. In 2018, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 79%.

     The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized capital gains or losses on the statutory statements of capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statements of operations. Total accumulated depreciation was $46,230 and $42,631 at December 31, 2018 and 2017, respectively. Depreciation is computed principally on a straight-line basis.

     The Company's investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note's carrying value and the fair value.

     Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,413 and $7,144 as of December 31, 2018 and 2017, respectively.

     Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled $(5,056) and $(11,197) at December 31, 2018 and 2017, respectively.

     Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2018 and 2017 totaled $8,610 and $8,040, respectively.

     Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DERIVATIVE INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, life time income guarantees on fixed index annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

     The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

     Under the Company's accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security's amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security's original effective interest rate.

     For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to sell the security and current economic conditions.

     For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment or does not have the ability to retain the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock's cost is charged to earnings. Common stocks that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES (CONTINUED)

     The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company's liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2018 or 2017.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SEPARATE ACCOUNTS

     Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

     The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $34,245 and $63,390 at December 31, 2018 and 2017, respectively.

     Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2018 and 2017, the CARVM and CRVM allowances were $(299,538) and $(315,246), respectively.

     SOFTWARE CAPITALIZATION

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $45,516 and $39,472 as of December 31, 2018 and 2017, respectively, all of which is non-admitted, and amortized software expense of $12,183, $14,418 and $15,628 for the years ended December 31, 2018, 2017 and 2016, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     NON-ADMITTED ASSETS

     Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $405,011 and $238,583 at December 31, 2018 and 2017, respectively, have been charged to capital and surplus.

     REINSURANCE

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICY RESERVES

     Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value. Policy reserves on all other annuity contracts and life insurance contracts and older variable life policies are equal to the present value of future benefits less the present value of future premiums. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2018 and 2017, the amounts of surrender values in excess of reserves were $1,109,986 and $857,944, respectively.

     Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company's liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

     For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2018 and 2017, the Company had $8,822,745 and $7,044,862, respectively, of insurance inforce for which the gross premiums are less than the net premiums according to the standard valuation.

     Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts.

     During 2016, the Company recorded a change in valuation basis related to certain reserves on universal life products in which certain policies included secondary guarantees. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $10,546 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus.

     LIABILITY FOR ACCIDENT AND HEALTH LOSSES AND LOSS ADJUSTMENT EXPENSES

     The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Company's Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company's Board of Directors and up to one year in advance of the payout dates. At December 31, 2018 and 2017, the total participating business in-force was $2,197,301 and $2,171,785, respectively. As a percentage of total life insurance in force, participating business in-force represents 0.2% at both December 31, 2018 and 2017.

     For 2018, 2017 and 2016, premiums under individual and group life participating policies were $41,963, $41,073 and $40,285, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2018, 2017 and 2016 in the amount of $7,249, $7,694, and 7,983, respectively, to policyholders and did not allocate any additional income to such policyholders.

     FEDERAL INCOME TAXES

     The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company's ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, and Minnesota Life Insurance Company and its subsidiaries. Minnesota Life's subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

     The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     USE OF ESTIMATES

     The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statements of operations in the period in which they are made.

     The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)  RISKS

     The Company's financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

        - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
        - Investment-related risks such as those related to valuation, impairment, and concentration.
        - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
        - Acquisition, disposition, or other structural change related risks.
        - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

     The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include money-market funds, actively-traded U.S. and international common stocks, investments in mutual funds with quoted market prices, certain separate account assets and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain separate account assets and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain non-exchange traded common stocks and certain separate account assets.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2018:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,321   $            --   $            --   $       379,321
       Derivative instruments                        4,184           108,953                --           113,137
       Cash equivalents                            133,771                --                --           133,771
       Separate account assets                   4,656,252        19,510,926             5,045        24,172,223
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,173,528   $    19,619,879   $         5,045   $    24,798,452
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $        27,595   $            --   $        27,608
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $        27,595   $            --   $        27,608
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2017:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,038   $            --   $            --   $       379,038
       Derivative instruments                        3,438           460,298                --           463,736
       Cash equivalents                            256,714                --                --           256,714
       Separate account assets                   4,904,223        20,579,629               886        25,484,738
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,543,413   $    21,039,927   $           886   $    26,584,226
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $       109,402   $            --   $       109,415
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $       109,402   $            --   $       109,415
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     COMMON STOCKS

     The Company's common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. Short-term investments include highly rated commercial paper.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

     SEPARATE ACCOUNT ASSETS

     Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2018:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases and sales.

     The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2018:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         2,780   $           (399)  $             --   $             2,381
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         2,780   $           (399)  $             --   $             2,381
                                 ================  =================  ================  ====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2017:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases, sales and settlements.

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         1,178   $           (404)  $             --   $               774
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         1,178   $           (404)  $             --   $               774
                                 ================  =================  ================  ====================

     Transfers of securities among the levels occur at the beginning of the reporting period.

     There were no transfers between Level 1 and Level 2 for the years ended December 31, 2018 and 2017.

     At December 31, 2018 and 2017, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase).

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2018 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                               CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                           ------------- ------------- ------------- ------------- ------------- -------------
     Bonds:
       U.S. government securities          $    481,109  $    469,314  $    481,109  $         --  $         --  $         --
       Agencies not backed by the full
         faith and credit of the U.S.
         government                             825,679       818,015            --       825,679            --            --
       Foreign government securities             44,239        43,444            --        44,239            --            --
       Corporate securities                  10,168,156    10,402,409         4,438     8,500,275     1,663,443            --
       Asset-backed securities                  564,306       567,660            --       525,772        38,534            --
       Commercial mortgage-backed
         securities (CMBS)                    1,524,427     1,538,202            --     1,524,427            --            --
       Residential mortgage-backed
         securities (RMBS)                    1,719,241     1,681,037            --     1,719,237             4            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total bonds                         15,327,157    15,520,081       485,547    13,139,629     1,701,981            --
     Common stock                               379,321       395,121       379,321            --            --        15,800
     Preferred stock                             46,760        49,406        14,671        32,089            --            --
     Mortgage loans                           3,556,569     3,614,864            --            --     3,556,569            --
     Derivative instruments:
       TBA derivative instruments                36,901        36,461            --        36,901            --            --
       Other derivative instruments             113,137       113,137         4,184       108,953            --            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total derivative instruments           150,038       149,598         4,184       145,854            --            --
     Policy loans                               626,852       519,511            --            --       626,852            --
     Short-term investments                       8,607         8,610         1,099         7,508            --            --
     Cash equivalents                           134,271       134,271       133,771           500            --            --
     Surplus notes                               71,978        78,703            --        71,978            --            --
     Separate account assets                 24,172,223    24,172,223     4,656,252    19,510,926         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total financial assets            $ 44,473,776  $ 44,642,388  $  5,674,845  $ 32,908,484  $  5,890,447  $     15,800
                                           ============= ============= ============= ============= ============= =============

     Deferred annuities                    $  2,075,454  $  2,049,493  $         --  $         --  $  2,075,454  $         --
     Other fund deposits                      2,264,506     2,283,239            --            --     2,264,506            --
     Supplementary contracts without life
       contingencies                            133,431       133,431            --            --       133,431            --
     Annuity certain contracts                  106,884       107,007            --            --       106,884            --
     Borrowed money                              25,781        25,000            --            --        25,781            --
     Derivative liabilities(1)                   27,608        27,608            13        27,595            --            --
     Separate account liabilities            16,126,782    16,126,782     4,656,252    11,465,485         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
       Total financial liabilities         $ 20,760,446  $ 20,834,367  $  4,656,265  $ 11,493,080  $  4,611,101  $         --
                                           ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2018:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                 CARRYING VALUE     INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        15,800         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2017 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                                CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                            ------------- ------------- ------------- ------------- ------------- -------------
      Bonds:
        U.S. government securities          $    406,949  $    392,348  $    406,949  $         --  $         --  $         --
        Agencies not backed by the full
          faith and credit of the U.S.
          government                             766,625       735,192            --       766,625            --            --
        Foreign government securities             35,977        32,921            --        35,977            --            --
        Corporate securities                   9,585,912     9,114,503         4,329     8,291,088     1,290,495            --
        Asset-backed securities                  578,391       564,626            --       526,393        51,998            --
        CMBS                                   1,564,545     1,542,907            --     1,564,545            --            --
        RMBS                                   1,993,079     1,906,991            --     1,993,074             5            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total bonds                         14,931,478    14,289,488       411,278    13,177,702     1,342,498            --
      Common stock                               379,038       403,038       379,038            --            --        24,000
      Preferred stock                             92,284        88,688        15,739        76,545            --            --
      Mortgage loans                           3,009,176     3,006,051            --            --     3,009,176            --
      Derivative instruments:
        TBA derivative instruments                31,714        31,740            --        31,714            --            --
        Other derivative instruments             463,736       463,736         3,438       460,298            --            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total derivative instruments           495,450       495,476         3,438       492,012            --            --
      Policy loans                               561,845       465,444            --            --       561,845            --
      Short-term investments                       8,037         8,040         5,877         2,160            --            --
      Cash equivalents                           275,534       275,534       275,534            --            --            --
      Separate account assets                 25,484,738    25,484,738     4,904,223    20,579,629           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total financial assets            $ 45,237,580  $ 44,516,497  $  5,995,127  $ 34,328,048  $  4,914,405  $     24,000
                                            ============= ============= ============= ============= ============= =============

      Deferred annuities                    $  1,824,786  $  1,831,947  $         --  $         --  $  1,824,786  $         --
      Other fund deposits                      2,183,873     2,197,565            --            --     2,183,873            --
      Supplementary contracts without life
        contingencies                            133,494       133,494            --            --       133,494            --
      Annuity certain contracts                   98,823        95,364            --            --        98,823            --
      Borrowed money                             370,360       370,000            --            --       370,360            --
      Derivative liabilities(1)                  109,415       106,415            13       109,402            --            --
      Separate account liabilities            16,731,642    16,731,642     4,904,223    11,826,533           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
        Total financial liabilities         $ 21,452,393  $ 24,466,427  $  4,904,236  $ 11,935,935  $  4,612,222  $         --
                                            ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2017:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                  CARRYING VALUE    INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        24,000         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

     Refer to notes 2 and 6 for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

     When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument's valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

     Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

     For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

     The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

     Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)  INVESTMENTS

     BONDS AND COMMON STOCKS

     The Company's bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

     The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,650,755 and $1,864,729 agency backed RMBS and $30,282 and $42,261 non-agency backed RMBS as of December 31, 2018 and 2017, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. As of December 31, 2018, the Company had total direct subprime mortgage exposure of $119 with a fair value in excess of the carrying value of $114. As of December 31, 2017, the Company had total direct subprime mortgage exposure of $260 with a fair value in excess of carrying value of $220. The Company realized OTTI losses on direct subprime mortgages of $0 for the years ended December 31, 2018, 2017 and 2016.

     The Company's asset-backed securities portfolio consists- of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                                GROSS             GROSS
                                                           ADMITTED          UNREALIZED        UNREALIZED            FAIR
     DECEMBER 31, 2018                                    ASSET VALUE           GAINS            LOSSES              VALUE
     ------------------------------------------------  ----------------   ----------------  ----------------   ----------------
     U.S. government securities                        $       469,314    $        12,154   $           359    $       481,109
     Agencies not backed by the full faith and
       credit of the U.S. government                           818,015             15,071             7,407            825,679
     Foreign government securities                              43,444              1,869             1,074             44,239
     Corporate securities                                   10,402,409             98,957           333,210         10,168,156
     Asset-backed securities                                   567,660              5,299             8,653            564,306
     CMBS                                                    1,538,202              8,246            22,021          1,524,427
     RMBS                                                    1,681,037             48,587            10,383          1,719,241
                                                       ----------------   ----------------  ----------------   ----------------
       Total                                           $    15,520,081    $       190,183   $       383,107    $    15,327,157
                                                       ================   ================  ================   ================

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                               GROSS              GROSS
                                                           ADMITTED         UNREALIZED         UNREALIZED           FAIR
     DECEMBER 31, 2017                                    ASSET VALUE          GAINS             LOSSES             VALUE
     ------------------------------------------------  ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       392,348   $        14,896    $           295   $       406,949
     Agencies not backed by the full faith and
       credit of the U.S. government                           735,192            32,203                770           766,625
     Foreign government securities                              32,921             3,057                  1            35,977
     Corporate securities                                    9,114,503           487,107             15,698         9,585,912
     Asset-backed securities                                   564,626            15,078              1,313           578,391
     CMBS                                                    1,542,907            26,123              4,485         1,564,545
     RMBS                                                    1,906,991            87,914              1,826         1,993,079
                                                       ----------------  ----------------   ----------------  ----------------
       Total                                           $    14,289,488   $       666,378    $        24,388   $    14,931,478
                                                       ================  ================   ================  ================

     The amortized cost and estimated fair value of bonds at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              ADMITTED              FAIR
                                                                                             ASSET VALUE           VALUE
                                                                                         ------------------  -----------------
     Due in one year or less                                                             $         205,408   $        207,334
     Due after one year through five years                                                       2,453,905          2,487,408
     Due after five years through ten years                                                      3,843,245          3,769,030
     Due after ten years                                                                         5,230,624          5,055,411
                                                                                         ------------------  -----------------
                                                                                                11,733,182         11,519,183
     Asset-backed and mortgage-backed securities                                                 3,786,899          3,807,974
                                                                                         ------------------  -----------------
       Total                                                                             $      15,520,081   $     15,327,157
                                                                                         ==================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                             AMORTIZED          UNREALIZED        SECURITY
                                                          FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       148,447   $       148,500    $            53                 7
     Agencies not backed by the full faith and
       credit of the U.S. government                           206,407           210,316              3,909                43
     Foreign securities                                            119               126                  7                 1
     Corporate securities                                    5,396,088         5,663,116            267,028             1,051
     Asset-backed securities                                   205,859           209,647              3,788                46
     CMBS                                                      723,884           735,025             11,141                50
     RMBS                                                      439,275           445,371              6,096                73

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,978   $         7,284    $           306                 8
     Agencies not backed by the full faith and
       credit of the U.S. government                            68,353            71,851              3,498                29
     Foreign securities                                          9,186            10,253              1,067                 1
     Corporate securities                                      804,263           870,445             66,182               167
     Asset-backed securities                                   155,957           160,822              4,865                52
     CMBS                                                      335,991           346,871             10,880                46
     RMBS                                                      133,156           137,443              4,287                56

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $        11,032   $        11,123    $            91                18
     Agencies not backed by the full faith and
       credit of the U.S. government                            52,394            52,678                284                21
     Foreign securities                                            217               218                  1                 1
     Corporate securities                                      585,249           591,188              5,939               165
     Asset-backed securities                                   150,389           151,147                758                57
     CMBS                                                      287,214           288,543              1,329                21
     RMBS                                                      183,768           184,649                881                29

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows (Continued):

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,338   $         6,542    $           204                 6
     Agencies not backed by the full faith and
       credit of the U.S. government                            24,452            24,938                486                 8
     Corporate securities                                      479,308           489,067              9,759                84
     Asset-backed securities                                    52,880            53,435                555                21
     CMBS                                                      199,669           202,825              3,156                31
     RMBS                                                       62,052            62,997                945                37

     For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2018, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

     The following paragraphs summarize the Company's evaluation of investment categories where carrying value exceeds fair value as of December 31, 2018.

     U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities' respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

     Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better).

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2018, 98.2% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     At December 31, 2018 and 2017, bonds with a carrying value of $8,026 and $7,984, respectively, were on deposit with various regulatory authorities as required by law.

     The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's common stock portfolio totaled $395,121 and $403,038 as of December 31, 2018 and 2017, respectively.

     The Company had certain common stocks with a reported fair value lower than the carrying value of the investment as follows:

                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $       139,932   $       155,648    $        15,716               119
     December 31, 2017                                          38,135            40,840              2,705                42

                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $         1,028   $         1,754    $           726                 3
     December 31, 2017                                           5,311             6,443              1,132                10

     Common stocks with unrealized losses at December 31, 2018 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,614,864 and $3,006,051 at December 31, 2018 and 2017, respectively.

     All of the Company's commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $196,774 and $146,700 were sold during 2018 and 2017, respectively.

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                 2018              2017
                                           ----------------  ----------------
       Industrial                          $     1,131,328   $       964,348
       Office buildings                            564,110           472,882
       Retail facilities                           965,565           725,566
       Apartment                                   636,072           571,227
       Other                                       317,789           272,028
                                           ----------------  ----------------
         Total                             $     3,614,864   $     3,006,051
                                           ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                              2018               2017              2016
                                                        ----------------   ----------------  ----------------
       Balance at beginning of year                     $           204    $         1,700   $         1,485
         Addition to (reduction in) allowance                        (4)            (1,496)              215
                                                        ----------------   ----------------  ----------------
       Balance at end of year                           $           200    $           204   $         1,700
                                                        ================   ================  ================

     As of December 31, 2018 and 2017, the Company had no delinquent mortgage loans.

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     As of December 31, 2018 and 2017, there were no nonperforming loans.

     There were two restructured loans with a total carrying value of $1,391 in the office buildings class at December 31, 2018. There were two restructured loans with a total carrying value of $1,426 in the office buildings class at December 31, 2017. For the years ended December 31, 2018, 2017 and 2016, the Company recognized total interest income of $73, $74 and $389, respectively, and recognized $73, $74 and $389, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2018. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2018.

     Periodically the Company may contribute mortgage loans to wholly-owned subsidiaries. The contributed mortgage loans are recognized at the lower of the loan's balance or the underlying property's fair value.

     The following table provides a summary of mortgage loans transferred to wholly-owned subsidiaries for the years ended December 31:


                                                                           2018               2017
                                                                     ----------------  -----------------
       Number of loans contributed to wholly-owned subsidiaries                    1                  --

       Carrying value of mortgage loans upon contribution            $         5,573   $              --
       Loss recognized upon contribution                                          --                  --

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location
     - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                                                DECEMBER 31, 2018                    DECEMBER 31, 2017
                                                      -----------------------------------  -----------------------------------
                                                           CARRYING           PERCENT           CARRYING           PERCENT
                                                            VALUE            OF TOTAL            VALUE            OF TOTAL
                                                      -----------------  ----------------  -----------------  ----------------
       Alternative investments:
         Private equity funds                         $        436,727              64.2%  $        411,013              64.2%
         Mezzanine debt funds                                  243,014              35.8%           228,495              35.7%
         Hedge funds                                                --               0.0%               276               0.1%
                                                      -----------------  ----------------  -----------------  ----------------
           Total alternative investments              $        679,741             100.0%  $        639,784             100.0%
                                                      =================  ================  =================  ================

     NET INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       617,612    $       571,081   $       541,286
       Common stocks - unaffiliated                                                13,537             16,138            13,063
       Mortgage loans                                                             142,129            125,803           115,965
       Policy loans                                                                28,151             26,941            25,965
       Short-term investments                                                       3,858              1,457               532
       Derivative instruments                                                       2,426              5,501             8,194
       Other invested assets                                                       62,944             56,252            45,398
                                                                          ----------------   ----------------  ----------------
                                                                                  870,657            803,173           750,403
       Capitalization (amortization) of IMR                                        (4,702)              (886)            1,155
       Investment expenses                                                        (73,545)           (53,842)          (46,793)
                                                                          ----------------   ----------------  ----------------
           Total                                                          $       792,410    $       748,445   $       704,765
                                                                          ================   ================  ================

     Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $2, $49 and $61 in 2018, 2017 and 2016, respectively, and was excluded from net investment income.

     NET REALIZED CAPITAL GAINS (LOSSES)

     Net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                               2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       (52,496)   $        23,504   $        15,122
       Common stocks - unaffiliated                                                 6,752             18,990             4,086
       Foreign currency exchange                                                     (361)            (3,437)             (626)
       Derivative instruments                                                     137,093            146,476           (92,651)
       Other invested assets                                                       57,376            209,166            26,560
                                                                          ----------------   ----------------  ----------------
                                                                                  148,364            394,699           (47,506)
       Amount transferred to (from) the IMR, net of taxes                          43,515            (16,474)           (8,134)
       Income tax benefit (expense)                                                (5,459)          (108,015)          (12,284)
                                                                          ----------------   ----------------  ----------------
         Total                                                            $       186,420    $       270,210   $       (67,924)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET REALIZED CAPITAL GAINS (LOSSES) (CONTINUED)

     Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

                                                       2018               2017              2016
                                                 ----------------   ----------------  ----------------
       Bonds:
         Gross realized gains                    $        17,070    $        49,294   $        46,426
         Gross realized losses                           (67,192)           (18,705)          (30,103)
       Common stocks:
         Gross realized gains                    $        18,383    $        30,265   $        19,587
         Gross realized losses                           (11,504)           (10,444)          (14,921)

     Proceeds from the sales of bonds amounted to $3,026,974, $3,094,951, and $3,242,161 for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company recognized the following wash sales with a NAIC designation of 3 or below, or unrated for the year ended December 31, 2018:

                                                                CARRY VALUE          COST OF
                                               NUMBER OF       OF SECURITIES       SECURITIES
                                             TRANSACTIONS          SOLD            REPURCHASED          GAIN
                                           ----------------  ----------------   ----------------  ----------------
       Common stocks                                   425   $        12,403    $        12,330   $           173

     OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                 2018               2017              2016
                                                            ----------------   ----------------  ----------------
       Bonds:
         U.S. government securities                         $           523    $           709   $           654
         Corporate securities                                         1,849              6,003               529
         Asset-backed securities                                         --                321                --
         RMBS                                                             2                 12                18
       Common stocks                                                    127                831               577
       Other invested assets                                          4,232             13,597             6,641
                                                            ----------------   ----------------  ----------------
           Total other-than-temporary impairments           $         6,733    $        21,833   $         8,419
                                                            ================   ================  ================

     In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2018, 2017 or 2016. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2018, 2017 or 2016. The remaining OTTI recorded in 2018, 2017and 2016 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

     The following table summarizes loan-backed and structured securities held by the Company at December 31, 2018 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an OTTI during 2018:

                                                                                                                    DATE OF
                                BOOK / ADJUSTED       PRESENT                                                      FINANCIAL
                                 CARRYING VALUE       VALUE OF                      AMORTIZED                      STATEMENT
                                 AMORTIZED COST      PROJECTED      RECOGNIZED     COST AFTER    FAIR VALUE AT       WHERE
     CUSIP                        BEFORE OTTI        CASH FLOWS        OTTI           OTTI       TIME OF OTTI       REPORTED
     -----------------------  -------------------  -------------  -------------- -------------- --------------  ---------------
     999A51525                $            4,714   $      4,661   $          53  $       4,661  $       4,661     06/30/2018
     999A51525                             4,444          4,348              96          4,348          4,378     09/30/2018
     999A51525                             3,866          3,790              76          3,790          3,790     12/31/2018
     073914C27                             1,000            621             379            621            621     12/31/2018
     073914C35                             2,872          1,735           1,137          1,735          1,735     12/31/2018

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

                                                          2018              2017               2016
                                                    ----------------  ----------------  -----------------
       Bonds                                        $           (14)  $         3,466   $            553
       Common stocks - unaffiliated                         (41,375)           17,926             15,191
       Common stocks - affiliated                             3,668             6,872                649
       Other invested assets                                 25,195          (127,769)            23,998
       Derivative instruments                              (309,115)           79,055            105,274
       Other                                                 (6,467)           (4,797)            (6,858)
       Deferred tax asset                                    70,304             2,148            (44,056)
                                                    ----------------  ----------------  -----------------
          Total                                     $      (257,804)  $       (23,099)  $         94,751
                                                    ================  ================  =================

     Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

                                                                         2018              2017
                                                                    ----------------  ----------------
       Cost                                                         $       369,777   $       336,319
       Gross unrealized gains                                                41,786            70,556
       Gross unrealized losses                                              (16,442)           (3,837)
                                                                    ----------------  ----------------
         Admitted asset value                                       $       395,121   $       403,038
                                                                    ================  ================

(6)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows.

     Freestanding derivatives are carried on the Company's statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                                     (Continued)


                        MINNESOTA LIFE INSURANCE COMPANY

              NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
                                 (IN THOUSANDS)

(6)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments held:

                                                             DECEMBER 31, 2018                        DECEMBER 31, 2017
                                                   ---------------------------------------- ----------------------------------------
                                                                         FAIR VALUE                                  FAIR VALUE
     PRELIMINARY                                                   ------------------------                  -----------------------
     UNDERLYING RISK                                 NOTIONAL                   LIABILITIES    NOTIONAL                  LIABILITIES
     EXPOSURE               INSTRUMENT TYPE           AMOUNT         ASSETS         (1)         AMOUNT        ASSETS         (1)
     ---------------- --------------------------   -------------   ----------  ------------ -------------   ----------  ------------

     Interest rate    Interest rate swaps          $     293,500   $   13,079  $      2,356 $     411,500   $   24,951  $         53
                      Interest rate swaptions          3,624,000          610            --     2,908,000        4,493            --
                      Interest rate futures              354,000            5             5       366,550           10            10
                      Interest rate caps                      --           --            --       100,000           --            --
                      TBAs                                36,840       36,901            --        31,045       31,714            --
     Equity market    Equity futures                     479,052            5             5       418,431            3             3
                      Equity options                  11,864,791       99,438        25,242     9,833,025      434,278       109,349
                                                   -------------   ----------  ------------ -------------   ----------  ------------
        Total derivatives                          $  16,652,183   $  150,038  $     27,608 $  14,068,551   $  495,449  $    109,415
                                                   =============   ==========  ============ =============   ==========  ============

--------
     (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

      The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

      Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

      The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

      Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

      Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

      Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

      Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

                                                                                        DECEMBER 31, 2018
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)                INCOME           GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             1,288   $             2,585  $           (13,565)
        Interest rate swaptions                                                (3,863)                   --                  808
        Interest rate futures                                                  (2,923)                   --                1,136
        Interest rate caps                                                         --                  (159)                 159
        TBAs                                                                      (79)                   --                   --
        Foreign currency forwards                                                 (15)                   --                   --
        Equity futures                                                         (8,611)                   --               13,529
        Equity options                                                        151,296                    --             (311,182)
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           137,093   $             2,426  $          (309,115)
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2017
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $               613   $             5,861  $            (3,287)
        Interest rate swaptions                                                (1,541)                   --               (1,668)
        Interest rate futures                                                   4,572                    --                  944
        Interest rate caps                                                         --                  (414)                 366
        TBAs                                                                     (102)                   --                   --
        Foreign currency swaps                                                  3,786                    54               (4,457)
        Foreign currency forwards                                               1,794                    --                   --
        Equity futures                                                        (38,683)                   --                1,777
        Equity options                                                        176,037                    --               85,380
                                                                  --------------------  -------------------- -------------------
          Total gains recognized from derivatives                 $           146,476   $             5,501  $            79,055
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2016
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             6,251   $             8,057  $            (3,971)
        Interest rate swaptions                                                   773                    --                 (611)
        Interest rate futures                                                  (3,633)                   --               (1,556)
        Interest rate caps                                                         --                  (415)                 300
        TBAs                                                                      642                    --                   --
        Foreign currency swaps                                                    (19)                  552                 (559)
        Foreign currency forwards                                                   1                    --                 (721)
        Equity futures                                                        (41,771)                   --               (3,723)
        Equity options                                                        (54,895)                   --              116,115
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           (92,651)  $             8,194  $           105,274
                                                                  ====================  ==================== ===================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

      The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

      The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $78,543 and $360,247 at December 31, 2018 and 2017, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2018, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $35,580 and $26,322 at December 31, 2018 and 2017, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(7)   SEPARATE ACCOUNTS

      Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders.

      The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company's general account, is included in the non-guaranteed column below.

      Information regarding the separate accounts of the Company was as follows:

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Premiums, considerations or deposits for
        year ended December 31, 2018              $        158,523   $             --   $      2,973,341   $      3,131,864
                                                  =================  =================  =================  =================

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 For
        accounts with assets at:
          Fair value                              $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

      Information regarding the separate accounts of the Company was as follows (Continued):

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 By withdrawal
        characteristics:
          With fair value adjustment               $       558,722   $          2,506   $             --   $        561,228
          At fair value                                     26,012                 --         23,221,762         23,247,774
          Not subject to discretionary withdrawal           16,322                 --             13,115             29,437
                                                  -----------------  -----------------  -----------------  -----------------
           Total                                  $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

      The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

      Reconciliation of net transfer to (from) separate accounts:

                                                                                                                       2018
                                                                                                                  ----------------
         Transfers as reported in the summary of operations of the Annual Statement of the Separate
           Accounts:
             Transfers to separate accounts                                                                       $     3,131,864
             Transfers from separate accounts                                                                          (2,805,413)
                                                                                                                  ----------------
               Net transfers to (from) separate accounts                                                                  326,451

         Reconciling adjustments:
           Investment expenses and other activity not included in transfers out in Annual Statement of the
             Separate Accounts                                                                                           (174,612)
           Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement                                  275,708
           Fees associated with charges for investment management and contract guarantees                                (109,026)
                                                                                                                  ----------------
             Total reconciling adjustments                                                                                 (7,930)
                                                                                                                  ----------------
               Total transfers reported in the statutory statements of operations                                 $       318,521
                                                                                                                  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES

      Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% in 2018 and 35% in 2017 and 2016 to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

                                                                      2018                   2017                    2016
                                                              ---------------------   --------------------   ---------------------
         Provision computed at statutory rate                 $              8,213    $           142,346    $             57,599
         IMR amortization                                                      987                    310                    (404)
         Dividends received deduction                                      (21,686)               (24,957)                (28,301)
         Tax credits                                                        (7,903)                (6,698)                 (5,560)
         Sale of subsidiary                                                     --                (64,700)                     --
         Policyholder liabilities                                           (2,133)                    --                      --
         Non-admitted assets                                                (3,080)                17,824                     795
         Tax Cuts and Jobs Act of 2017 adjustment                               --                130,263                      --
         Expense adjustments and other                                        (233)                (1,258)                   (388)
                                                              ---------------------   --------------------   ---------------------
           Total tax                                          $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

         Federal income taxes incurred                        $              2,442    $             4,275    $             61,828
         Tax on capital losses/gains                                         5,459                108,015                  12,283
         Change in net deferred income taxes                               (33,736)                80,840                 (50,370)
                                                              ---------------------   --------------------   ---------------------
           Total statutory income taxes                       $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

      The components of incurred income tax expense for the years ended December 31 were as follows:

                                                                        2018                   2017                    2016
                                                             ---------------------   --------------------   ---------------------
         Tax on income                                       $             16,278    $            12,208    $             67,216
         Tax credits                                                       (7,903)                (6,698)                 (5,560)
         Tax on capital losses/gains                                        5,459                108,015                  12,283
         Other taxes                                                       (5,933)                (1,235)                    172
                                                             ---------------------   --------------------   ---------------------
           Total incurred income tax expense                 $              7,901    $           112,290    $             74,111
                                                             =====================   ====================   =====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The components of the net deferred tax asset as of December 31 were as follows:

        DECEMBER 31, 2018                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          408,277   $           18,748   $          427,025
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            294,732               18,748              313,480
        Deferred tax liabilities                                           (130,038)             (46,229)            (176,267)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          164,694   $          (27,481)  $          137,213
                                                                 ===================  ===================  ===================

        DECEMBER 31, 2017                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          307,006   $           44,247   $          351,253
        Deferred tax assets non-admitted                                         --                   --                   --
                                                                 -------------------  -------------------  -------------------
                                                                            307,006               44,247              351,253
        Deferred tax liabilities                                           (127,143)             (76,872)            (204,015)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          179,863   $          (32,625)  $          147,238
                                                                 ===================  ===================  ===================

                                                                       CHANGE               CHANGE               CHANGE
                                                                      ORDINARY              CAPITAL               TOTAL
                                                                 -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          101,271   $          (25,499)  $           75,772
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            (12,274)             (25,499)             (37,773)
        Deferred tax liabilities                                             (2,895)              30,643               27,748
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          (15,169)  $            5,144   $          (10,025)
                                                                 ==================  ===================  ===================

      The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

        DECEMBER 31, 2018                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------  --------------
        Federal income taxes paid in prior years recoverable through loss
          carrybacks                                                             $          --  $      10,303   $      10,303
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                  126,391            519         126,910
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                  168,341          7,926         176,267
                                                                                 -------------- --------------  --------------
            Deferred tax assets admitted                                         $     294,732  $      18,748   $     313,480
                                                                                 ============== ==============  ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2018 was $399,695.

        DECEMBER 31, 2017                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------- --------------
        Federal income taxes paid in prior years recoverable through loss        $           -- $        38,406 $       38,406
          carrybacks
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                   109,045              --        109,045
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                   197,961           5,841        203,802
                                                                                 -------------- --------------- --------------
            Deferred tax assets admitted                                         $      307,006 $        44,247 $      351,253
                                                                                 ============== =============== ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2017 was $429,711.

      The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

                                                                                            2018                  2017
                                                                                      -----------------    ------------------
       Ratio percentage                                                                             917%                1012%
       Capital and surplus used                                                       $       2,664,636    $       2,860,843

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The availability of tax planning strategies resulted in an increase of the Company's adjusted gross deferred tax asset by approximately 16% of which all was ordinary for tax purposes as of December 31, 2018.

      The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 26% as of December 31, 2018 of which all was ordinary for tax purposes. The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 1% as of December 31, 2017 of which all was capital for tax purposes.

      The Company did not use any reinsurance tax planning strategies.

      The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset as of December 31 were as follows:

                                                                                                 2018              2017
                                                                                           -----------------  -----------------
         Deferred tax assets:
          Ordinary:
           Policyholder liabilities                                                        $        146,038   $        106,842
           Investments                                                                               40,837                 --
           Deferred acquisition costs                                                               170,997            151,887
           Pension and postretirement benefits                                                       13,238             13,584
           Non-admitted assets                                                                       28,393             25,313
           Other                                                                                      8,774              9,380
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax assets                                                     408,277            307,006
         Non-admitted ordinary deferred tax assets                                                 (113,545)                --
                                                                                           -----------------  -----------------
               Admitted ordinary deferred tax asset                                                 294,732            307,006
         Capital:
           Investments                                                                               15,395             43,358
           Net unrealized capital losses                                                              3,353                889
                                                                                           -----------------  -----------------
             Gross capital deferred tax assets                                                       18,748             44,247
         Non-admitted capital deferred tax assets                                                        --                 --
                                                                                           -----------------  -----------------
         Admitted capital deferred tax asset                                                         18,748             44,247
                                                                                           -----------------  -----------------
               Admitted deferred tax assets                                                         313,480            351,253

         Deferred tax liabilities:
         Ordinary:
           Investments                                                                                8,991              7,983
           Fixed assets                                                                               6,992              5,885
           Deferred and uncollected premium                                                          30,311             30,630
           Policyholder liabilities                                                                  55,993             62,198
           Computer software                                                                          9,557              8,289
           Other                                                                                     18,194             12,158
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax liabilities                                                130,038            127,143
         Capital:
           Investments                                                                                  162              2,513
           Net unrealized capital gains                                                              46,067             74,359
                                                                                           -----------------  -----------------
             Gross capital deferred tax liabilities                                                  46,229             76,872
                                                                                           -----------------  -----------------
               Gross deferred tax liabilities                                                       176,267            204,015
                                                                                           -----------------  -----------------
                 Net deferred tax asset                                                    $        137,213   $        147,238
                                                                                           =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      As of December 31, 2018 and 2017, management determined that a valuation allowance was not required for these gross deferred tax items based on management's assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income.

      The change in net deferred income taxes is comprised of the following:

                                                                           2018                2017               CHANGE
                                                                     ------------------  ------------------  ------------------

         Total deferred tax assets                                   $         427,025   $         351,253   $          75,772
         Total deferred tax liabilities                                       (176,267)           (204,015)             27,748
                                                                     ------------------  ------------------  ------------------
         Change in net deferred income tax                           $         250,758   $         147,238             103,520
                                                                     ==================  ==================
         Tax effect of deferred tax asset / deferred tax
           liability on unrealized capital gains (losses)                                                              (70,304)
         Tax effect of deferred tax asset on liability for
           pension benefits                                                                                                951
                                                                                                             ------------------
         Change in net deferred tax as reported in surplus                                                              34,167
         Tax effect of deferred tax asset on statutory goodwill                                                           (431)
                                                                                                             ------------------
         Change in net deferred income tax asset                                                             $          33,736
                                                                                                             ==================

      As of December 31, 2018, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total income taxes incurred in the current and prior years of $61,537 are available for recovery in the event of future net losses.

      The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2018.

      A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                                               2018                2017
                                                                                         ------------------  ------------------
         Balance at beginning of year                                                    $           4,221   $           4,067
         Additions based on tax positions related to current year                                      216               1,118
         Additions (reductions) for tax positions of prior years                                      (833)               (964)
                                                                                         ------------------  ------------------
           Balance at end of year                                                        $           3,604   $           4,221
                                                                                         ==================  ==================

      Included in the balance of unrecognized tax benefits at December 31, 2018 are potential benefits of $3,604 that, if recognized, would affect the effective tax rate on income from operations.

      As of December 31, 2018, accrued interest and penalties of $169 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $30 is recognized as a current income tax benefit on the statutory statements of operations.

      At December 31, 2018, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

      On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The NAIC's Statement of Statutory Accounting Principle No. 101--Income Taxes (SSAP No. 101) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the NAIC's Statutory Accounting Principles (E) Working Group issued Interpretation 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act(INT 18-01), which provides guidance on accounting for the tax effects of the New Tax Law. INT 18-01 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under SSAP No. 101. In accordance with SSAP No. 101, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under SSAP No. 101 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply SSAP No. 101 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

      The Company applied INT 18-01 in completing its 2017 year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustments during the 12-month measurement period were included in surplus in 2018. The re-measurement under the New Tax Law and guidance in INT 18-01 resulted in a net provisional increase to statutory deferred income tax expense of $98,159, of which $(48,980) was reflected in the change in unrealized capital gains and $16,876 was reflected in the change in non-admitted DTAs for the year ended December 31, 2017.

      A provisional amount of $43,029 at December 31, 2017 increased the tax reserve deferred tax asset from policyholder liabilities and an identical amount increased the eight-year-spread deferred tax liability on policyholder liabilities. The provisional amount was computed using estimated methods and was completed in 2018 upon the production of the final seriatim tax reserves that reflect the New Tax Law requirements, which was immmaterial. Additionally, the Company had other provisionally determined amounts that were immaterial.

      The Company also had other undetermined items that the Company had not been able to fully assess as of December 31, 2017, and as a result had not recognized any provisional impact. The impact of finalizing these items in 2018 was immaterial.

      All tax years through 2014 are closed. An amended 2015 tax return was filed late in 2018 and an amended 2016 tax return will be filed in 2019. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2016 or 2017 consolidated tax returns.

(9)   RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $27,095, $25,034 and $22,011 in 2018, 2017 and
      2016, respectively. As of December 31, 2018 and 2017, the amount due to Securian AM under these agreements was $11,624 and $10,606, respectively.

      The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,152, $1,200 and $1,157 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also recognized commission expense of $95,955, $93,911 and $104,747 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company recognized commissions payable to SFS in the amounts of $1,943 and $2,223 for the years as of December 31, 2018 and 2017, respectively.

      Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2018 and 2017, the amounts transferred were $16,577 and $15,872, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2018 and 2017, the amount payable to the Company was $16,428 and $34,648, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2018, 2017 and 2016 were $116,194, $130,322 and
     $121,768, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2018, 2017 and 2016 was $2,605, $18,730 and $21,620, respectively, and the amount payable to SFG at December 31, 2018 and 2017 was $5,706 and $13,432, respectively. Settlements are made quarterly.

     Prior to November 29, 2017, the Company had a long-term lease arrangement with an affiliated company, Capital City Property Management, Inc. See Note 16 for related details.

     The Company has two group variable universal life policies with SFG. The Company received premiums of $8,640, $7,664 and $7,664 in 2018, 2017 and 2016, respectively, for these policies. The Company paid claims totaling $1,741 in 2018. No claims were paid during 2017 and 2016. As of December 31, 2018 and 2017, reserves held under these policies were $71,518 and $66,076, respectively.

     Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $10,844, $11,412 and $10,992 in 2018, 2017 and
     2016, respectively.

     CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $3,514, $3,828 and $4,477 in 2018, 2017 and 2016, respectively.

     The Company had agreements with an affiliate, PFC, which included bonds and short-term investments for the funding of PFC operations. For the years ended December 31, 2018, 2017 and 2016, the amount of interest income recognized was $2,562 and $2,584, respectively.

     The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2018, 2017 and 2016, the Company recognized $5,128, $5,521 and $3,300, respectively of income from conversions. The amount receivable from Securian Life at December 31, 2018 and 2017 was $4,383 and $1,799, respectively. These amounts are settled quarterly.

     The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $12,860, $10,277 and $10,798 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2018, 2017 and 2016, respectively, and the amount (receivable from) payable to Securian Life at December 31, 2018 and 2017 was $(3,314) and $1,198, respectively. Depending on Securian Life's mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

     The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2018, 2017 and 2016, the Company sold $40,200, $24,000 and $9,000, respectively, of mortgage loans to Securian Life.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

                                                                                                    2018              2017
                                                                                             ----------------  ----------------
         Admitted assets:
           Premiums deferred and uncollected                                                 $       103,648   $       104,095
                                                                                             ----------------  ----------------
             Total assets                                                                    $       103,648   $       104,095
                                                                                             ================  ================

         Liabilities
           Policy reserves:
             Life insurance                                                                  $        60,283   $        44,876
             Accident and health                                                                       1,031               796
           Policy claims in process of settlement                                                    164,107           137,399
           Other policy liabilities                                                                      127               107
           Accrued commissions and expenses                                                            8,471             8,514
                                                                                             ----------------  ----------------
               Total liabilities                                                             $       234,019   $       191,692
                                                                                             ================  ================

     For the years ending December 31, the Company recognized activity related to this agreement within the following line items of the statutory statements of operations:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
      Revenues:
        Premiums                                                          $       637,616    $       564,737   $       399,280
                                                                          ----------------   ----------------  ----------------
          Total revenues                                                          637,616            564,737           399,280

      Benefits and expenses:
        Policyholder benefits                                                     562,402            483,995           384,807
        Commission expense                                                         56,184             49,780            35,528
                                                                          ----------------   ----------------  ----------------
          Total benefits and expenses                                             618,586            533,775           420,335
                                                                          ----------------   ----------------  ----------------
            Net income (loss)                                             $        19,030    $        30,962   $       (21,055)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(10) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
     EXPENSES

     Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
         Balance at January 1                                             $        613,399   $       550,728   $       566,182
           Less: reinsurance recoverable                                           526,764           469,933           481,986
                                                                          -----------------  ----------------  ----------------
         Net balance at January 1                                                   86,635            80,795            84,196
         Incurred related to:
           Current year                                                            119,526            96,215            95,840
           Prior years                                                               7,564             6,307             5,861
                                                                          -----------------  ----------------  ----------------
         Total incurred                                                            127,090           102,522           101,701
                                                                          -----------------  ----------------  ----------------
         Paid related to:
           Current year                                                             51,180            49,196            53,470
           Prior years                                                              54,879            47,486            51,632
                                                                          -----------------  ----------------  ----------------
         Total paid                                                                106,059            96,682           105,102
                                                                          -----------------  ----------------  ----------------
         Net balance at December 31                                                107,666            86,635            80,795
           Plus: reinsurance recoverable                                           493,136           526,764           469,933
                                                                          -----------------  ----------------  ----------------
         Balance at December 31                                           $        600,802   $       613,399   $       550,728
                                                                          =================  ================  ================

     The liability for unpaid accident and health claim adjustment expenses as of December 31, 2018 and 2017 was $2,766 and $2,103, respectively, and is included in the table above.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased $7,564, $6,307, $5,861 in 2018, 2017 and 2016, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

     The Company incurred $5,222 and paid $4,559 of claim adjustment expenses in the current year, of which $1,416 of the paid amount was attributable to insured and covered events of prior years.

(11) BUSINESS COMBINATIONS AND GOODWILL

     Aggregate goodwill related to acquisitions made in prior years was $37,325 and $43,709 as of December 31, 2018 and 2017, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,384, $6,400 and $6,617 for the year ended December 31, 2018, 2017 and 2016, respectively.

(12) PENSION PLANS AND OTHER RETIREMENT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                  PENSION BENEFITS                     OTHER BENEFITS
                                                        -----------------------------------  ----------------------------------
                                                              2018               2017              2018              2017
                                                        ----------------  -----------------  ----------------  ----------------
         Change in benefit obligation:
         Benefit obligation at beginning of year        $        48,093   $         45,521   $         4,951   $         5,181
         Service cost                                                --                 --               172               193
         Interest cost                                            1,982              1,969               169               195
         Actuarial loss (gain)                                   (4,112)             3,246              (343)             (423)
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Benefit obligation at end of year              $        43,688   $         48,093   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Change in plan assets:
         Fair value of plan assets at beginning of
           year                                         $        45,519   $         43,949   $            --   $            --
         Actual return on plan assets                             1,608              1,563                --                --
         Employer contribution                                    2,282              2,650               456               195
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Fair value of plan assets at end of year       $        47,134   $         45,519   $            --   $            --
                                                        ================  =================  ================  ================
         Funded status                                  $         3,446   $         (2,574)  $        (4,493)  $        (4,951)

         Assets:
         Prepaid plans assets                           $         9,592   $             --   $            --   $            --
         Overfunded plan assets                                  (6,146)                --                --                --
                                                        ----------------  -----------------  ----------------  ----------------
           Total assets                                           3,446                 --                --                --
         Liabilities recognized:
         Accrued benefit costs                                       --             (8,442)            8,729             9,527
         Liability for benefits                                      --             11,016            (4,236)           (4,576)
                                                        ----------------  -----------------  ----------------  ----------------
           Total liabilities recognized                 $            --   $          2,574   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Unrecognized liabilities                       $        (3,446)  $         11,016   $        (4,236)  $        (4,576)

         Weighted average assumptions used to
           determine benefit obligations:
         Discount rate                                             4.34%              3.66%             4.34%             3.66%
         Rate of compensation increase                               --                 --                --                --

         Weighted average assumptions used to
           determine net periodic benefit costs:
         Expected long-term return on plan assets                  3.75%              4.00%               --                --
         Discount rate                                             3.66%              3.82%             3.66%             3.82%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

                                                                         PENSION BENEFITS                 OTHER BENEFITS
                                                                  ------------------------------  ------------------------------
                                                                       2018            2017            2018            2017
                                                                  --------------  --------------  -------------   --------------
         Components of net periodic benefit costs:
         Service cost                                             $          --   $          --   $        172    $         193
         Interest cost                                                    1,982           1,969            169              195
         Expected return on plan assets                                  (1,707)         (1,758)            --               --
         Amount of prior service cost recognized                             --              --           (478)            (151)
         Amount of recognized actuarial loss (gain)                         857             449           (205)            (167)
                                                                  --------------  --------------  -------------   --------------
             Net periodic benefit cost                            $       1,132   $         660   $       (342)   $          70
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus recognized as components
           of net periodic benefit costs:
         Items not yet recognized as a component of net
           periodic benefit cost - prior year                     $      11,016   $       8,024   $     (4,576)   $      (4,471)
         Net prior service (cost) credit recognized                          --              --            478              151
         Net (gain) loss arising during the period                       (4,013)          3,441           (343)            (423)
         Net gain (loss) recognized                                        (857)           (449)           205              167
                                                                  --------------  --------------  -------------   --------------
           Items not yet recognized as a component of net
             periodic benefit cost - current year                 $       6,146   $      11,016   $     (4,236)   $      (4,576)
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus expected to be
           recognized in the next fiscal year as components of
           net periodic benefit cost:
         Net prior service cost (credit)                          $          --   $          --   $       (478)   $        (478)
         Net recognized (gains) losses                                      205             887           (202)            (204)

         Amounts in unassigned surplus that have not yet been
           recognized as components of net periodic benefit
           cost:
         Net prior service cost (credit)                          $          --   $          --   $     (1,561)   $      (2,039)
         Net recognized (gains) losses                                    6,146          11,016         (2,675)          (2,537)

         Accumulated benefit obligation                           $      43,688   $      48,093   $      4,493    $       4,951

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company updated its assumptions as of December 31, 2018 and December 31, 2017 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

     Estimated future benefit payments for pension and other postretirement benefits:

                                                             PENSION            OTHER
                                                            BENEFITS          BENEFITS
                                                        ----------------  ----------------
         2019                                           $         2,600   $           283
         2020                                                     2,562               291
         2021                                                     2,588               298
         2022                                                     2,666               313
         2023                                                     2,812               316
         2024 - 2028                                             14,012             1,517

     For measurement purposes, a 6.90% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2018. The rate was assumed to decrease gradually to 4.40% for 2074 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2018 and 2017. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2018 by $28 and the estimated service cost and interest cost components of net periodic benefit costs for 2018 by $2. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2018 by $25 and the estimated service cost and interest cost components of net periodic postretirement benefit costs for 2018 by $2.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plan's assets were allocated 100% to the insurance company general account at both December 31, 2018 and 2017. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

     The fair value of the Company's pension and other postretirement plans financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of the pension and other postretirement plans financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities recorded on the statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets for identical or similar assets and liabilities.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value:

           DECEMBER 31, 2018                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        47,134   $        47,134

           DECEMBER 31, 2017                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        45,519   $        45,519

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

     PROFIT SHARING PLANS

     The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2018, 2017 and 2016 of $1,351, $1,426 and $1,493, respectively.

(13) CAPITAL AND SURPLUS AND DIVIDENDS

     During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647. During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and common stocks in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of common stock in the amount of $2,000 during the year ended December 31, 2016.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2018 statutory results, the maximum amount available for the payment of dividends during 2019 by Minnesota Life Insurance Company without prior regulatory approval is $284,897.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(13) CAPITAL AND SURPLUS AND DIVIDENDS (CONTINUED)

     For the year ended December 31, 2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507. During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the year ended December 31, 2016, there were no capital contributions from SFG to the Company.

     Other than noted above, there are no restrictions placed on the Company's unassigned surplus, including for whom the surplus is being held.

     The Company is required to meet certain minimum RBC requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2018 and 2017.

(14) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2018 and 2017, policy reserves are reflected net of reinsurance ceded of $1,443,151 and $1,401,358, respectively.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
           Direct premiums and annuity considerations                     $      7,617,352   $     7,734,636   $     6,498,672
           Reinsurance assumed                                                     662,543           589,467           421,054
           Reinsurance ceded                                                      (733,257)         (737,458)         (680,525)
                                                                          -----------------  ----------------  ----------------
             Total premiums and annuity considerations                    $      7,546,638   $     7,586,645   $     6,239,201
                                                                          =================  ================  ================

     The Company has a reinsurance agreement with Securian Life as discussed in detail in note 9 which is included in the reinsurance assumed information above.

     Reinsurance recoveries on ceded reinsurance contracts were $569,139, $529,556 and $587,481 during 2018, 2017 and 2016, respectively.

     For the years ended December 31, 2018, 2017 and 2016, net goodwill amortization on reinsurance transactions was $0.

     As of December 31, 2018, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

         COMPANY REPRESENTATIVE                                                                REINSURER
         ----------------------------------------------------------  ------------------------------------------------------------
         Agent of the Company                                        Argent Reinsurance, LTD
         Agent of the Company                                        Futural Life Insurance Company
         Agent of the Company                                        WFI Reinsurance, LTD
         Agent of the Company                                        Atlantic Security Life Insurance Company, LTD
         Administrative representative of the Company                Southwest Business Corporation

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(15) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2018 and 2017, these securities were reported at $36,901 and $31,714, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $432,373 as of December 31, 2018. The Company estimates that $173,000 of these commitments will be invested in 2019, with the remaining $259,373 invested over the next four years.

     As of December 31, 2018, the Company had committed to originate mortgage loans totaling $250,875 but had not completed the originations.

     As of December 31, 2018, the Company had committed to purchase bonds totaling $76,640 but had not completed the purchase transactions.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2018 and 2017, the assets held in trust were $567,327 and $559,417, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2018 and 2017, this liability was $996 and $941, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,847 and $3,897 as of December 31, 2018 and 2017, respectively. These assets are being amortized over a five-year period.

(16) LEASES

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the year ended December 31, 2017 and 2016 was $7,499 and $8,416, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2019, $1,444; 2020, $1,248; 2021, $900; 2022, $687; 2023,
     $523. Income from these leases was $3,754, $2,189 and $1,912 for the years ended December 31, 2018, 2017 and 2016, respectively and is reported in net investment income on the statutory statements of operations.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(17) BORROWED MONEY

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by RMBS bonds which are included in bonds on the statutory statements of admitted assets, liabilities and capital and surplus. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded in net investment income on the statutory statements of operations.

     As of December 31, 2018 and 2017, the balance of the reverse repurchase agreements was $0 and $20,000, respectively. The Company pledged $0 and $19,987 of bonds as collateral as of December 31, 2018 and 2017, respectively. The accrued interest was $0 and $54, respectively, as of December 31, 2018 and 2017. The reverse repurchase agreements and accrued interest are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2018, the Company had entered into agreements with face amount and carrying value totaling $145,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2018 have a maturity of one and seven years with principal due at those times. Interest rates are determined at the reset date and ranged from 1.51% to 2.67% during 2018. The Company paid $5,364, $4,110 and $1,896 in interest in 2018, 2017 and 2016, respectively, and accrued interest of $781 and $360 at December 31, 2018 and 2017, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2018 and 2017, the maximum amount borrowed from the FHLB was $350,000 and $495,000, respectively.

     The Company pledged $919,901 of bonds as collateral for FHLB borrowings as of December 31, 2018. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $642,125 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The maximum amount of collateral pledged to the FHLB during 2018 and 2017 was $925,924 and $875,742, respectively.

     As of December 31, 2018 and 2017, the Company held FHLB Class A membership stock of $10,000 and the FHLB activity stock of $5,800. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) SURPLUS NOTES

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2018 and 2017, the balance of the surplus notes was $118,000.

     The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2018 and 2017. The interest paid in 2018, 2017 and 2016 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2018 was $238,134. Interest is included in net investment income in the statutory statements of operations.

(19) RETROSPECTIVELY RATED CONTRACTS

     The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

     The amount of net premiums written by the Company at December 31, 2018 that are subject to retrospective rating features was $523,401 which represented 27.2% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(20) ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     As of December 31, 2018:

                                                                                                   AMOUNT          % OF TOTAL
                                                                                             ----------------  ----------------
           Subject to discretionary withdrawal:
             With fair value adjustment                                                      $     2,943,629               9.9%
             At book value less surrender charge                                                     341,009               1.2%
             At fair value                                                                        20,468,328              69.0%
                                                                                             ----------------  ----------------
               Total with adjustment or at fair value                                             23,752,966              80.1%
             At book value without adjustment                                                      2,035,194               6.9%
           Not subject to discretionary withdrawal                                                 3,855,025              13.0%
                                                                                             ----------------  ----------------
             Total net annuity actuarial reserves and deposit fund liabilities               $    29,643,185             100.0%
                                                                                             ================  ================

     As of December 31, 2018:

                                                                                                                    AMOUNT
                                                                                                               ----------------
         Life and Accident and Health Annual Statement:
           Annuities                                                                                           $     6,866,381
           Supplementary contracts with life contingencies                                                               7,975
           Asset liability matching reserves                                                                           194,262
           Deposit-type contracts                                                                                    1,524,660
                                                                                                               ----------------
             Total reported on Life and Accident and Health Annual Statement                                         8,593,278
                                                                                                               ----------------
         Annual Statement of the Separate Accounts:
           Exhibit 3 line 0299999, column 2                                                                         21,049,907
                                                                                                               ----------------
             Total reported on the Annual Statement of the Separate Accounts                                        21,049,907
                                                                                                               ----------------
               Combined total                                                                                  $    29,643,185
                                                                                                               ================

(21) PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2018 were as follows:

                                                                                                                    NET OF
                                                                                                   GROSS            LOADING
                                                                                             ----------------  ----------------
           Ordinary new business                                                             $        10,044   $         4,532
           Ordinary renewal business                                                                  59,993           108,928
           Credit life                                                                                   105               105
           Group life                                                                                  1,534             1,434
                                                                                             ----------------  ----------------
             Subtotal                                                                                 71,676           114,999
               Portion of due and unpaid over 90 days                                                   (703)             (703)
               Premiums due and unpaid                                                               227,015           227,015
                                                                                             ----------------  ----------------
             Net admitted asset                                                              $       297,988   $       341,311
                                                                                             ================  ================

(22) SUBSEQUENT EVENTS

     Through April 2, 2019, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                      SCHEDULE OF SELECTED FINANCIAL DATA
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Investment Income Earned:
  U.S. Government bonds                                                                       $        14,984
  Other bonds (unaffiliated)                                                                          602,628
  Bonds of affiliates                                                                                      --
  Preferred stocks (unaffiliated)                                                                       5,010
  Preferred stocks of affiliates                                                                           --
  Common stocks (unaffiliated)                                                                         13,537
  Common stocks of affiliates                                                                              --
  Mortgage loans                                                                                      142,129
  Real estate                                                                                          23,993
  Premium notes, policy loans and liens                                                                28,151
  Cash on hand and on deposit                                                                              --
  Short-term investments                                                                                3,858
  Other invested assets                                                                                 2,426
  Derivative instruments                                                                               30,513
  Aggregate write-ins for investment income                                                             3,428
                                                                                              ----------------
    Gross investment income                                                                   $       870,657
                                                                                              ================

Real Estate Owned - Book Value less Encumbrances                                              $        62,702

Mortgage Loans - Book Value:
  Farm mortgages                                                                              $            --
  Residential mortgages                                                                                    --
  Commercial mortgages                                                                              3,614,864
                                                                                              ----------------
    Total mortgage loans                                                                      $     3,614,864
                                                                                              ================

Mortgage Loans By Standing - Book Value:
  Good standing                                                                               $     3,613,473
  Good standing with restructured terms                                                       $         1,391
  Interest overdue more than 90 days, not in foreclosure                                      $            --
  Foreclosure in process                                                                      $            --

Other Long Term Assets - Statement Value                                                      $       765,922

Collateral Loans                                                                              $            --

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:

  Bonds                                                                                       $            --
  Preferred stocks                                                                            $            --
  Common stocks                                                                               $       360,809

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents  by  Class  and
  Maturity:
  Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents by
    Maturity - Statement Value:
    Due within one year or less                                                               $       538,350
    Over 1 year through 5 years                                                                     3,851,459
    Over 5 years through 10 years                                                                   5,659,104
    Over 10 years through 20 years                                                                  2,091,553
    Over 20 years                                                                                   3,384,287
    No maturity date                                                                                    4,438
                                                                                              ----------------
      Total by maturity                                                                       $    15,529,191
                                                                                              ================

  Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement
    Value:

    NAIC 1                                                                                    $     9,138,992
    NAIC 2                                                                                          5,799,731
    NAIC 3                                                                                            526,502
    NAIC 4                                                                                             60,493
    NAIC 5                                                                                              3,469
    NAIC 6                                                                                                  4
                                                                                              ----------------
        Total by NAIC designation                                                             $    15,529,191
                                                                                              ================

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded              $    11,942,022
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed             $     3,587,169

Preferred Stocks - Statement Value                                                            $        49,406
Common Stocks - Market Value                                                                  $       755,930
Short-Term Investments and Cash Equivalents - Book Value                                      $       142,881
Options, Caps & Floors Owned - Statement Value                                                $       100,048
Options, Caps & Floors Written and In Force - Statement Value                                 $       (25,242)
Collar, Swap & Forward Agreements Open - Statement Value                                      $        47,185
Futures Contracts Open - Current Value                                                        $            --
Cash on Deposit                                                                               $       (81,363)

Life Insurance In Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $    78,607,436
  Credit Life                                                                                 $     6,371,246
  Group Life                                                                                  $   492,608,673

Amount of Accidental Death Insurance In Force Under Ordinary Policies                         $        36,564

Life Insurance Policies with Disability Provisions in Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $       206,658
  Credit Life                                                                                 $        59,801
  Group Life                                                                                  $   280,727,776

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Supplementary Contracts in Force:
  Ordinary - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $       116,923
    Income Payable                                                                            $         6,601
  Ordinary - Involving Life Contingencies:
    Income Payable                                                                            $           340
  Group - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $         3,118
    Income Payable                                                                            $            --
  Group - Involving Life Contingencies:
    Income Payable                                                                            $            --

Annuities:
  Ordinary:
    Immediate - Amount of Income Payable                                                      $       105,360
    Deferred - Fully Paid - Account Balance                                                   $     1,464,754
    Deferred - Not Fully Paid - Account Balance                                               $     5,937,364
  Group:
    Immediate - Amount of Income Payable                                                      $       177,370
    Deferred - Fully Paid - Account Balance                                                   $            --
    Deferred - Not Fully Paid - Account Balance                                               $        12,695

Accident and Health Insurance - Premiums In Force:
  Ordinary                                                                                    $            --
  Group                                                                                       $       457,778
  Credit                                                                                      $        51,697

Deposit Funds and Dividend Accumulations:
  Deposit Funds - Account Balance                                                             $     1,338,369
  Dividend Accumulations - Account Balance                                                    $        66,161

Claim Payments:
  Group Accident and Health:
    2018                                                                                      $        38,400
    2017                                                                                      $        36,663
    2016                                                                                      $         3,714
    2015                                                                                      $         1,922
    2014                                                                                      $           112
    Prior                                                                                     $         1,229
  Other Accident and Health:
    2018                                                                                      $           170
    2017                                                                                      $             6
    2016                                                                                      $            --
    2015                                                                                      $            --
    2014                                                                                      $            --
    Prior                                                                                     $           477
  Other Coverages that use Developmental Methods to Calculate Claims Reserves:
    2018                                                                                      $         4,670
    2017                                                                                      $         6,034
    2016                                                                                      $         2,951
    2015                                                                                      $         1,679
    2014                                                                                      $           879
    Prior                                                                                     $           329

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

1.) Total admitted assets (excluding separate accounts):                                    $    22,347,163

2.) 10 Largest exposures to a single issuer/borrower/investment:

    ISSUER                                                                                       AMOUNT         PERCENTAGE
    --------------------------------------------------------------------------------------  ----------------  ---------------
    FNMA - Loan Backed Securities                                                           $       848,036              3.8%
    FHLMC - Loan Backed Securities                                                          $       723,410              3.2%
    Securian Life Insurance Co                                                              $       360,809              1.6%
    Wells Fargo                                                                             $       244,340              1.1%
    Goldman Sachs                                                                           $       189,970              0.9%
    Morgan Stanley                                                                          $       138,465              0.6%
    JP Morgan                                                                               $       134,405              0.6%
    Morgan Stanley Bank of America Merrill Lynch Trust                                      $       128,833              0.6%
    Berkshire Hathaway                                                                      $       112,011              0.5%
    UBS Commercial Mortgage Trust                                                           $       111,915              0.5%

3.) Total admitted assets held in bonds and preferred stocks by NAIC rating:

    BONDS                                       AMOUNT        PERCENTAGE        STOCKS           AMOUNT         PERCENTAGE
    ---------------------------------------  --------------  --------------  -------------  ----------------  ---------------
    NAIC-1                                   $   9,138,992            40.9%  P/RP-1         $            --              0.0%
    NAIC-2                                   $   5,799,731            26.0%  P/RP-2         $        33,754              0.2%
    NAIC-3                                   $     526,502             2.4%  P/RP-3         $        13,256              0.1%
    NAIC-4                                   $      60,493             0.3%  P/RP-4         $         2,396              0.0%
    NAIC-5                                   $       3,469             0.0%  P/RP-5         $            --              0.0%
    NAIC-6                                   $           4             0.0%  P/RP-6         $            --              0.0%

4.) Assets held in foreign investments:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Total admitted assets held in foreign investments:                                      $     1,221,666              5.5%
    Foreign-currency denominated investments of:                                            $            --              0.0%
    Insurance liabilities denominated in that same foreign currency:                        $            --              0.0%

5.) Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1                                                               $     1,189,753              5.3%
    Countries rated by NAIC-2                                                               $        15,521              0.1%
    Countries rated by NAIC-3 or below                                                      $        16,392              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

6.) Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        Australia                                                          $       301,341              1.3%
         Country:        United Kingdom                                                     $       255,401              1.1%
    Countries rated by NAIC-2
         Country:        Panama                                                             $         9,993              0.0%
         Country:        Mauritius                                                          $         4,156              0.0%
    Countries rated by NAIC-3 or below
         Country:        Barbados                                                           $         8,241              0.0%
         Country:        Guernsey                                                           $         8,151              0.0%

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
7.) Aggregate unhedged foreign currency exposure:                                           $        64,989              0.3%

8.) Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
     Countries rated by NAIC-1                                                              $        64,042              0.3%
     Countries rated by NAIC-2                                                              $           947              0.0%
     Countries rated by NAIC-3 or below                                                     $            --              0.0%

9.) Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        United Kingdom                                                     $        20,271              0.1%
         Country:        Sweden                                                             $         8,632              0.0%
    Countries rated by NAIC-2
         Country:        Italy                                                              $           947              0.0%
         Country:        None                                                               $            --              0.0%
    Countries rated by NAIC-3 or below
         Country:        None                                                               $            --              0.0%
         Country:        None                                                               $            --              0.0%

10.) 10 Largest non-sovereign foreign issues:

     ISSUER                                                                 NAIC RATING          AMOUNT         PERCENTAGE
     -------------------------------------------------------------------  ----------------  ----------------  ---------------
     Electricite de France                                                       1          $        55,059              0.2%
     Vodafone Group                                                              2          $        41,465              0.2%
     Takeda Pharmaceutical Co                                                    2          $        40,829              0.2%
     Daimler Finance                                                             1          $        39,973              0.2%
     TransGrid                                                                   2          $        35,000              0.2%
     Ausgrid                                                                     2          $        35,000              0.2%
     Nestle Holdings                                                             1          $        33,272              0.1%
     CSL Limited                                                                 1          $        30,000              0.1%
     Port of Melbourne                                                           2          $        30,000              0.1%
     SAP SE                                                                      1          $        27,500              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

11.) There were no admitted assets held in Canadian investments and unhedged
      Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.) There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.) Admitted assets held in the largest 10 equity interests:

     ISSUER                                                                                      AMOUNT         PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Securian Life Insurance Co                                                             $       360,809              1.6%
     Securian Asset Management Mutual Funds                                                 $        60,433              0.3%
     iShares Mutual Funds                                                                   $        59,415              0.3%
     Charles River Funds                                                                    $        26,813              0.1%
     Varde Funds                                                                            $        25,823              0.1%
     AEA Funds                                                                              $        25,362              0.1%
     Draper Fisher Jurvetson Funds                                                          $        23,139              0.1%
     Revolution Funds                                                                       $        18,248              0.1%
     Greyrock Capital Group Funds                                                           $        16,598              0.1%
     Falcon Funds                                                                           $        16,456              0.1%

14.) There were no admitted assets held in nonaffiliated, privately placed equities that exceeded 2.5% of the Company's total admitted assets

15.) There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets.

                                                                     (Continued)
                                       59

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

16.) Admitted assets held in mortgage loans:

     10 Largest Annual Statement Schedule B aggregate mortgage interests:

     ISSUER                                                               TYPE                    AMOUNT        PERCENTAGE
     ---------------------------------------------------------  --------------------------  ----------------  ---------------
     Massry Portfolio                                           Commercial                  $        62,270              0.3%
     Meritex-Atlanta                                            Commercial                  $        43,250              0.2%
     Wilshire Union Shopping Center                             Commercial                  $        41,000              0.2%
     Towers Of Colonie Apartments                               Commercial                  $        39,328              0.2%
     Marshalls Plaza                                            Commercial                  $        32,000              0.1%
     Hubb Nyc Portfolio                                         Commercial                  $        27,500              0.1%
     Concord Ave Medical                                        Commercial                  $        23,800              0.1%
     West Market Plaza, West Market Plaza Land                  Commercial                  $        23,707              0.1%
     Kelsey II, Kelsey 1A1B, Aon 31st                           Commercial                  $        22,782              0.1%
     Wedge Hotel Portfolio                                      Commercial                  $        22,628              0.1%

     Admitted assets held in the following categories of mortgage loans:

     CATEGORY                                                                                   AMOUNT          PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Construction loans                                                                     $            --              0.0%
     Mortgage loans over 90 days past due                                                   $            --              0.0%
     Mortgage loans in the process of foreclosure                                           $            --              0.0%
     Mortgage loans foreclosed                                                              $            --              0.0%
     Restructured mortgage loans                                                            $         1,391              0.0%

17.) Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

     LOAN-TO-VALUE               RESIDENTIAL                        COMMERCIAL                        AGRICULTURAL
     ---------------  ---------------------------------  ---------------------------------  ---------------------------------
     Above 95%        $            --              0.0%  $            --              0.0%  $            --              0.0%
     91% to 95%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     81% to 90%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     71% to 80%       $            --              0.0%  $        47,017              0.2%  $            --              0.0%
     below 70%        $            --              0.0%  $     3,567,847             16.0%  $            --              0.0%

18.) There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

19.) There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.) Total admitted assets subject to the following types of agreements:

                                                                                         AT END OF EACH QUARTER
                                                                               ---------------------------------------------
     AGREEMENT TYPE                                     AT YEAR END               1ST QTR         2ND QTR        3RD QTR
     -----------------------------------------  -----------------------------  --------------  --------------  -------------
     Securities lending                         $         --             0.0%  $          --   $          --   $         --
     Repurchase                                 $         --             0.0%  $          --   $          --   $         --
     Reverse repurchase                         $         --             0.0%  $          --   $          --   $         --
     Dollar repurchase                          $         --             0.0%  $          --   $          --   $         --
     Dollar reverse repurchase                  $         --             0.0%  $          --   $          --   $         --

21.) Warrants not attached to other financial instruments, options, caps, and floors:

                                                            OWNED                         WRITTEN
                                                -----------------------------  ------------------------------
     Hedging                                    $          --            0.0%  $          --             0.0%
     Income generation                          $          --            0.0%  $          --             0.0%
     Other                                      $          --            0.0%  $          --             0.0%

22.) Potential exposure for collars, swaps and forwards:

                                                                                             AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR         2ND QTR        3RD QTR
                                                -----------------------------  --------------  --------------  -------------
     Hedging                                    $      5,983             0.0%  $       5,801   $       5,556   $      7,057
     Income generation                          $         --             0.0%  $          --   $          --   $         --
     Replications                               $         --             0.0%  $          --   $          --   $         --
     Other                                      $         59             0.0%  $          43   $          56   $         51

23.) Potential exposure for future contracts:

                                                                                          AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR        2ND QTR         3RD QTR
                                                -----------------------------  --------------  -------------  --------------
     Hedging                                    $      26,170            0.1%  $      26,579   $     31,177   $      27,793
     Income generation                          $          --            0.0%  $          --   $         --   $          --
     Replications                               $          --            0.0%  $          --   $         --   $          --
     Other                                      $          --            0.0%  $          --   $         --   $          --

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Bonds
  US treasury securities                                           $       469,314         2.17%  $       469,314         2.18%
  US government agency obligations
    Issued by US government agencies                               $           679         0.00%  $           679         0.00%
    Issued by US government sponsored agencies                     $        12,266         0.06%  $        12,266         0.06%
  Foreign government                                               $        43,444         0.20%  $        43,444         0.20%
  Securities issued by states, territories and possessions and political subdivisions in the US State, territories and
    possessions general obligations                                $         3,018         0.01%  $         3,018         0.01%
    Political subdivisions of states, territories and
      possessions and political subdivisions general obligations   $        71,204         0.33%  $        71,204         0.33%
    Revenue and assessment obligations                             $       730,848         3.38%  $       730,848         3.39%
    Industrial development and similar obligations                 $            --         0.00%  $            --         0.00%
  Mortgage backed securities
    Pass-through securities
      Issued or guaranteed by GNMA                                 $        42,875         0.20%  $        42,875         0.20%
      Issued or guaranteed by FNMA and FHLMC                       $     1,092,128         5.05%  $     1,092,128         5.07%
      All other                                                    $            --         0.00%  $            --         0.00%
    CMOs and REMICs
      Issued or guaranteed by GNMA, FNMA, FHLMC or VA              $       530,702         2.45%  $       530,702         2.47%
      Issued by non-US Government issuers and collateralized by
        MBS issued or guaranteed by GNMA, FNMA, FHLMC or VA        $            --         0.00%  $            --         0.00%
      All other                                                    $     1,553,534         7.18%  $     1,553,534         7.22%

Other debt and other fixed income securities
  Unaffiliated domestic securities                                 $     9,549,306        44.11%  $     9,549,306        44.35%
  Unaffiliated foreign securities                                  $     1,420,763         6.56%  $     1,420,763         6.60%
  Affiliated securities                                            $            --         0.00%  $            --         0.00%

Equity interests
  Investments in mutual funds                                      $       125,704         0.58%  $       125,704         0.58%
  Preferred stocks
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $        49,406         0.23%  $        49,406         0.23%
  Publicly traded equity securities
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $       253,617         1.17%  $       253,617         1.18%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                    SUMMARY INVESTMENT SCHEDULE (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Equity interests (continued)
  Other equity securities
      Affiliated                                                   $       360,819         1.67%  $       360,809         1.68%
      Unaffiliated                                                 $        15,800         0.07%  $        15,800         0.07%
  Other equity interests including tangible personal property under lease
      Affiliated                                                   $            --         0.00%  $            --         0.00%
      Unaffiliated                                                 $            --         0.00%  $            --         0.00%

Mortgage loans
  Construction and land development                                $            --         0.00%  $            --         0.00%
  Agricultural                                                     $            --         0.00%  $            --         0.00%
  Single family residential properties                             $            --         0.00%  $            --         0.00%
  Multifamily residential properties                               $            --         0.00%  $            --         0.00%
  Commercial loans                                                 $     3,614,864        16.70%  $     3,614,864        16.79%
  Mezzanine real estate loans                                      $            --         0.00%  $            --         0.00%

Real estate investments
  Property occupied by the company                                 $        62,702         0.29%  $        62,702         0.29%
  Property held for production of income                           $            --         0.00%  $            --         0.00%
  Property held for sale                                           $            --         0.00%  $            --         0.00%

Policy loans                                                       $       522,925         2.42%  $       519,511         2.41%

Derivatives                                                        $       149,598         0.69%  $       149,598         0.70%

Receivable for securities                                          $        32,719         0.15%  $        32,619         0.15%

Securities lending collateral                                      $            --         0.00%  $            --         0.00%

Cash, cash equivalents and short-term investments                  $        61,518         0.28%  $        61,518         0.29%

Other invested assets                                              $       877,244         4.05%  $       765,922         3.55%
                                                                   ----------------  -----------  ----------------  -----------

Total invested assets                                              $    21,646,997       100.00%  $    21,532,151       100.00%
                                                                   ================  ===========  ================  ===========

See accompanying independent auditors' report.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2018, are included in Part B of this filing and consist of the following:

     1.  Report of Independent Registered Public Accounting Firm.

     2.  Statements of Assets and Liabilities, as of December 31, 2018.

     3.  Statements of Operations, year or period ended December 31, 2018.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2018 and 2017.

     5.  Notes to Financial Statements.

     Audited Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company, are included in Part B of this filing and consist of the following:

     1.  Independent Auditor's Report - Minnesota Life Insurance Company.

     2. Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus - Minnesota Life Insurance Company, as of December 31, 2018 and 2017.

     3. Statutory Statements of Operations and Capital Surplus - Minnesota Life Insurance Company, for the years ended December 31, 2018, 2017 and 2016.

     4. Statutory Statements of Cash Flows - Minnesota Life Insurance Company, for the years ended December 31, 2018, 2017 and 2016.

     5. Notes to Financial Statements - Minnesota Life Insurance Company, for the years ended December 31, 2018, 2017 and 2016.

     6. Schedule of Selected Financial Data - Minnesota Life Insurance Company, as of December 31, 2018.

     7. Schedule of Supplemental Investment Risks Interrogatories - Minnesota Life Insurance Company, as of December 31, 2018.

     8. Summary Investment Schedule - Minnesota Life Insurance Company, as of December 31, 2018.

    (b)  Exhibits

         1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

         2.  Not applicable.

         3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

             (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

             (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

         4. (a) The Premier II Death Benefit Rider, form ICC 12-70235, previously filed on July 20, 2012 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

             (b) The Highest Anniversary Value II Death Benefit Rider, form ICC 12-70234, previously filed on July 20, 2012 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

             (c) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

             (d) The Flexible Payment Deferred Variable Annuity Contract, B Series, form number ICC 12-70232, previously filed on July 20, 2012 as exhibit 24(c)(4)(d) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

             (e) The Flexible Payment Deferred Variable Annuity Contract, L Series, form number ICC 12-70233, previously filed on July 20, 2012 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

             (f) The Estate Enhancement Benefit II Rider, form number ICC 12-70236, previously filed on July 20, 2012 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

             (g) The Guaranteed Minimum Income Benefit Rider, Form 09-70165, previously filed on October 9, 2009 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

             (h) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity

                     Account's Form N-4, File Number 333-136242,
                     Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

                (i) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

                (j) The Ovation Lifetime Income II - Single Rider, form F. 12-70227 previously filed on February 28, 2012 as exhibit 24(b)(4)(aa) to Variable Annuity Account's
                     Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.

                (k) The Ovation Lifetime Income II - Joint Rider, form F. 12-70228 previously filed on February 28, 2012 as exhibit 24(b)(4)(bb) to Variable Annuity Account's
                     Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.

                (l) MyPath Value - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70252, previously filed on June 26, 2013 as Exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333- 189593, Initial Registration Statement is hereby incorporated by reference.

                (m) MyPath Value - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC 13-70253, previously filed on June 26, 2013 as Exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (n) MyPath Core Flex - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70254, previously filed on June 26, 2013 as Exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (o) MyPath Core Flex - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC 13-70255, previously filed on June 26, 2013 as Exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (p) MyPath Ascend - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC 13-70256, previously filed on June 26, 2013 as Exhibit 24(b)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (q) MyPath Ascend - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC 13-70257, previously filed on June 26, 2013 as Exhibit 24(b)(4)(u) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (r) MyPath Summit - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70258, previously filed on June 26, 2013 as Exhibit 24(b)(4)(v) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (s) MyPath Summit - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70259, previously filed on June 26, 2013 as Exhibit 24(b)(4)(w) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (t) MyPath Highest Anniversary - Single Death Benefit Rider, form number ICC 13-70260, previously filed on June 26, 2013 as Exhibit 24(b)(4)(x) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (u) MyPath Highest Anniversary - Joint Death Benefit Rider, form number ICC13-70261, previously filed on June 26, 2013 as

                    Exhibit 24(b)(4)(y) to Variable Annuity Account's
                    Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

            (V) MyPath Ascend 2.0 - Single Rider, form number ICC 14-70270 previously filed on August 1, 2014 as Exhibit 24(b)(4)(v) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.

            (W) MyPath Ascend 2.0 - Joint Rider, form number ICC 14-70271 previously filed on August 1, 2014 as Exhibit 24(b)(4)(w) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.

            (x) SureTrack Plus 90 Guaranteed Minimum Accumulation Benefit, form number ICC 15-70285. Previously filed on February 26, 2015 as Exhibit 24(b)(4)(x) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 9 and 241, is hereby incorporated by reference.

            (y) Endorsement, form number 14-70265. Previously filed on February 26, 2015 as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 9 and 241, is hereby incorporated by reference.

            (z) Premier Protector Death Benefit Rider, 16-70307, previously filed as Exhibit 24(b)(r) to Variable Annuity Account's Form N-4, File Number 333-212515, Initial Registration Statement, on July 14, 2016, is hereby incorporated by reference.

        5.  (a)     The Variable Annuity Application, form ICC 17-70332.

        6.  Certificate of Incorporation and Bylaws.

            (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

            (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

        7.  Not applicable.

        8.  (a)     Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc., previously filed on
                    September 30, 2014 as Exhibit 24(b)(8)(a) to Variable
                    Annuity Account's Form N-4, File Number 333-182763,
                    Post-Effective Amendment Numbers 8 and 239, is hereby incorporated by reference Minnesota Life Insurance Company dated May 1, 2014.

            (a)(1) Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

            (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's
                    Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment

                          Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                   (iii) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                     (v)  Amendment dated May 1, 2005 to the Fund
                          Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
                          Exhibit 24(c)(8)(b)(vii) to Variable Annuity
                          Account's Form N-4, File Number 333-136242,
                          Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (viii) Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

            (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on July 20, 2012 as exhibit 24(c)(8)(d) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

            (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                   (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                   (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (g) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                  (ii) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                 (iii) Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                  (iv) Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                  (vi) Amendment No. 6 to the Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                        Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Accounts Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                 (vii) Amendment No.7 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds,

                         Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c) (8) (g) (vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                 (viii) Amendment No.8 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

                   (ix) Amendment No.9 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

            (h) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (ii) Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                  (iii) Amendment No. 2 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                   (iv) Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(i)(iv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (v) Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24 (b) (8) (h) (v) to Variable Annuity Account's Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

            (i) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i)  Schedule A as amended May 1, 2003 to the
                         Participation Agreement among AIM Variable Insurance Funds, AIM

                         Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (ii) Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                  (iii) Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (iv) Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (v) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 filed April 25, 2011 as Exhibit 24(c)8(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

            i(1) Administrative Services Agreement between Invesco Advisers, Inc. and Minnesota Life Insurance Company dated October 1, 2016, previously filed on November 8, 2016 as exhibit 24(b)(8)(i)(1) to Variable Annuity Account's Form N-4, File Number 333-212515, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (j) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (ii) Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (iii) Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

                   (iv) Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

            (k) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (ii) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                  (iii) Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (iv) Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v)  Letter dated December 7, 2005 amending
                         Participation Agreement among MFS Variable
                         Insurance Trust, Massachusetts Financial
                         Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on
                         April 21, 2006, is hereby incorporated by reference.

                   (vi) Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                  (vii) Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company filed April 25, 2011 as Exhibit 24(c)8(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                 (viii) Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viv)  Joinder to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts
                         Financial Services Company, and Minnesota Life Insurance Company,
                        previously filed on September 7, 2011 as Exhibit 24(c)8(l)(viv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

                   (x) Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

                  (xi) Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

            (l) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                  (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                 (iii) Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                  (iv) Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                  (vi) Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust,

                         Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 filed April 25, 2011 as Exhibit 24(c)8(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                 (viii) Amendment No.7 Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                   (ix) Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously field as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                    (x)  Amendment No. 8 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on
                         April 24, 2013, is hereby incorporated by reference.

                   (xi)  Amendment No. 10 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on
                         April 24, 2013, is hereby incorporated by reference.

            (m) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (ii) Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

                 (iii) Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (iv) Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

            (n) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                  (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

            (o) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (p) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (q) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (r) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (s) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (t) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (u) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's
                 Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (v) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's
                 Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (w) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (x) Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                   (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242 Post-Effective Amendments 11 amd 161 is hereby incorporated by reference.

                  (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

                 (iii) Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as
                        Exhibit 26(h) (18)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25,2014, is hereby incorporated by reference.

                  (iv) Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)
                        (18)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25,2014, is hereby incorporated by reference.

                   (v) Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

              (y) Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

                    (ii) Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc. Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24 (b) (8) (y) (ii) to Variable Annuity Account's Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

                    (iii) Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc, Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24 (b) (8) (y) (iii) to Variable Annuity Account's Form N-4, File Number 333-182763 Post- Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

               (z) Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

              (aa) Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(dd) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Amendment to Selling Agreement between Minnesota Life Insurance Company, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                    (ii) Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life
                           Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

              (bb) PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i)    Amendment No. 1 to PIMCO Services Agreement for
                           Advisor

                         Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

            (cc) Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed April 25, 2011 as Exhibit 24(c)8(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                   (ii) Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, previously filed as
                         Exhibit 26(h)(22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

            (dd) Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company filed April 25, 2011 as
                  Exhibit 24(c)8(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed on July 20, 2012 as exhibit 24(c)(8)(dd)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

                   (ii) Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment 34, on April 24, 2013, is hereby incorporated by reference.

                  (iii) Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

            (ee) Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (i) Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company , previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

            (ff) Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company filed April 25, 2011 as

                  Exhibit 24(c)8(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

            (gg) Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)8(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                   (i) Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

                  (ii) Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed as Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on
                        April 27, 2015, is hereby incorporated by reference.

            (hh) Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company filed April 25, 2011 as Exhibit 24(c)8(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

            (ii) American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

            (jj) Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-136242, POst-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

            (kk) Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as
                  Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

                   (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated October 8,
                        2012, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form
                        N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

                  (ii) Second Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763,

                            Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

                 (ll) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                       (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated
                            October 8, 2012, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

                       (ii) Second Amendment to the Participation Agreement
                            among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated
                            March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

                 (mm) Participation Agreement among Minnesota Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, previously filed on April 27, 2015 as exhibit 24 (b) (8) (mm) to Variable Annuity Account's Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

                 (nn) Administrative Services Agreement between Minnesota Life Insurance Company and Legg Mason Investor Services, LLC, previously filed on April 27, 2015 as exhibit 24 (b) (8) (nn) to Variable Annuity Account's Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

         9.  Opinion and consent of Michael P. Boyle, Esq.

        10.  Consent of KPMG LLP.

        11.  Not applicable.

        12.  Not applicable.

        13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.

Item 25. Directors and Officers of the Minnesota Life Insurance Company


 Name and Principal                     Position and Offices
 Business Address                       with the Depositor
 ------------------                     --------------------------------------

 Erich J. Axmacher                      Assistant General Counsel and Chief
 Minnesota Life Insurance Company       Privacy Officer
 400 Robert Street North
 St. Paul, MN 55101

 Barbara A. Baumann                     Vice President, Service and Operations
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Michael P. Boyle                       Second Vice President - Law
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Mary K. Brainerd                       Director
 1823 Park Avenue
 Mahtomedi, MN 55115

 Gary R. Christensen                    Director, Attorney-In-Fact, Senior
 Minnesota Life Insurance Company       Vice President, General Counsel and
 400 Robert Street North                Secretary
 St. Paul, MN 55101

 Susan L. Ebertz                        Vice President - Enterprise Benefits
 Minnesota Life Insurance Company       Distribution
 400 Robert Street North
 St. Paul, MN 55101

 Robert J. Ehren                        Senior Vice President - Individual
 Minnesota Life Insurance Company       Markets
 400 Robert Street North
 St. Paul, MN 55101

 Benjamin G.S. Fowke III                Director
 Chairman, President and CEO
 Xcel Energy, Inc.
 414 Nicollet Mall, 401-9
 Minneapolis, MN 55401

 Craig J. Frisvold                      Vice President - ILAD Operations
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Sara H. Gavin                          Director
 President, North America
 Weber Shandwick
 510 Marquette Ave
 13F
 Minneapolis, MN 55402

 Mark J. Geldernick                     Vice President and Chief Risk officer
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Eric B. Goodman                        Director
 101 North 7th Street
 Suite 202
 Louisville, KY 40202

 Christopher M. Hilger                  Director, Chairman of the Board,
 Minnesota Life Insurance Company       President and CEO
 400 Robert Street North
 St. Paul, MN 55101

 John E. Hooley                         Director
 4623 McDonald Drive Overlook
 Stillwater, MN 55082

 Daniel H. Kruse                        Vice President & Actuary - ILAD
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 David J. LePlavy                       Senior Vice President, Treasurer and
 Minnesota Life Insurance Company       Controller
 400 Robert Street North
 St. Paul, MN 55101

 Andrea L. Mack                         Second Vice President, Individual
 Minnesota Life Insurance Company       Product Solutions Group
 400 Robert Street North
 St. Paul, MN 55101

 Susan M. Munson-Regala                 Second Vice President and Actuary -
 Minnesota Life Insurance Company       Group Insurance
 400 Robert Street North
 St. Paul, MN 55101

 Kathleen L. Pinkett                    Senior Vice President - HR and
 Minnesota Life Insurance Company       Corporate Services
 400 Robert Street North
 St. Paul, MN 55101

 Daniel P. Preiner                      Second Vice President, Chief
 Minnesota Life Insurance Company       Compliance Officer - Law
 400 Robert Street North
 St. Paul, MN 55101

 Trudy A. Rautio                        Director
 5000 France Avenue South
 #23
 Edina, MN 55410-2060

 Robert L. Senkler                      Director
 557 Portsmouth Court
 Naples, FL 34110

 Bruce P. Shay                          Director and Executive Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 John A. Yaggy                          Second Vice President and Assistant
 Minnesota Life Insurance Company       Controller
 400 Robert Street North
 St. Paul, MN 55101

 Warren J. Zaccaro                      Director, Executive Vice President
 Minnesota Life Insurance Company       and Chief Financial Officer
 400 Robert Street North
 St. Paul, MN 55101

Item 26. Persons Controlled by or under common control with the Depositor or Registrant

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         .  Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         .  Robert Street Property Management, Inc.
         .  Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiaries of Securian Financial Group, Inc.:


         .  Lowertown Capital, LLC (Delaware)

         .  Minnesota Life Insurance Company
         .  OCHS, Inc.
         .  Securian Asset Management, Inc.
         .  Securian Casualty Company
         .  Securian Financial Services, Inc.
         . Securian Holding Company Canada, Inc. (British Columbia, Canada) . Securian Ventures, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         .  Allied Solutions, LLC (Indiana)


         .  Marketview Properties, LLC
         .  Marketview Properties II, LLC
         .  Marketview Properties III, LLC
         .  Marketview Properties IV, LLC
         .  Oakleaf Service Corporation
         .  Securian AAM Holdings, LLC (Delaware)
         .  Securian Life Insurance Company

Majority-owned subsidiary of Securian AAM Holdings, LLC:

         .  Asset Allocation & Management Company, L.L.C. (Delaware)



Wholly-owned subsidiary of Securian Holdings Company Canada, Inc. (British Columbia, Canada):

         .  Securian Canada, Inc. (British Columbia, Canada)

Wholly owned subsidiary of Securian Canada, Inc. (British Columbia, Canada):


         .  Canadian Premier General Insurance Company (Ontario, Canada)

         . Canadian Premier Life Insurance Company (Ontario, Canada) . CRI Canada Ltd. (British Columbia, Canada)


         .  Selient, Inc. (Ontario, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         .  Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

         .  Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

         .  CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of February 4, 2019, the number of holders of securities of this class were as follows:



       Title of Class            Number of Record Holders
       --------------            ------------------------
Variable Annuity Contracts --            11,750
  MultiOption Guide


ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Securian Financial Services, Inc. currently acts as the principal underwriter for the following investment companies:

              . Minnesota Life Individual Variable Universal Life Account . Minnesota Life Variable Life Account
              .  Minnesota Life Variable Universal Life Account
              .  Securian Life Variable Universal Life Account
              .  Variable Annuity Account
              .  Variable Fund D

         (b)  Directors and Officers of Securian Financial Services, Inc.:


                                            Positions and
Name and Principal                          Offices
Business Address                            with Underwriter
------------------                          -----------------------------------
George I. Connolly                          President, Chief Executive Officer
Securian Financial Services, Inc.           and Director
400 Robert Street North
St. Paul, MN 55101

Gary R. Christensen                         Director
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                           Director
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Jeffrey D. McGrath                          Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Kimberly F. Carpenter                       Senior Vice President, Chief
Securian Financial Services, Inc.           Compliance Officer and Anti-
400 Robert Street North                     Money Laundering Compliance
St. Paul, MN 55101                          Officer

Kjirsten G. Zellmer                         Vice President, Strategy &
Securian Financial Services, Inc.           Business Operations
400 Robert Street North
St. Paul, MN 55101

Kristin M. Ferguson                         Vice President, Chief Financial
Securian Financial Services, Inc.           Officer, Treasurer and Financial
400 Robert Street North                     Operations Principal
St. Paul, MN 55101



  Name of             Net Underwriting  Compensation on
 Principal             Discounts and     Redemption or   Brokerage     Other
Underwriter             Commissions      Annuitization  Commissions Compensation
-----------          ----------------- ---------------- ----------- ------------
Securian Financial,
  Services Inc.         $33,839,755          ---            ---         ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

    (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

    (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it and has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 26th day of April, 2019.


                                               VARIABLE ANNUITY ACCOUNT
                                               (Registrant)

                                          By:  MINNESOTA LIFE INSURANCE COMPANY
                                               (Depositor)

                                          By      /s/ Christopher M. Hilger
                                               ---------------------------------
                                                     Christopher M. Hilger
                                                       Chairman of the
                                                   Board, President and CEO


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 26th day of April, 2019.


                                               MINNESOTA LIFE INSURANCE COMPANY

                                           By     /s/ Christopher M. Hilger
                                               ---------------------------------
                                                    Christopher M. Hilger
                                                       Chairman of the
                                                   Board, President and CEO

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


        Signature            Title                                    Date
        ---------            -----                                    ----
/s/ Christopher M. Hilger    Chairman of the Board, President and CEO April 26, 2019
---------------------------
Christopher M. Hilger

  *                          Director
  -------------------------
  Robert L. Senkler

  *                          Director
  -------------------------
  Mary K. Brainerd

  *                          Director
  -------------------------
  Gary R. Christensen

  *                          Director
  -------------------------
  Benjamin G.S. Fowke III

  *                          Director
  -------------------------
  Sara H. Gavin

  *                          Director
  -------------------------
  Eric B. Goodman

  *                          Director
  -------------------------
  John H. Hooley

  *                          Director
  -------------------------
  Trudy A. Rautio

  *                          Director
  -------------------------
  Bruce P. Shay

  *                          Director
  -------------------------
  Warren J. Zaccaro

                             Executive Vice President          April 26, 2019
  /s/ Warren J. Zaccaro      and Chief Financial Officer
  -------------------------  (chief financial officer)
  Warren J. Zaccaro

                             Executive Vice President and      April 26, 2019
  /s/ Warren J. Zaccaro      Chief Financial Officer
  -------------------------  (chief accounting officer)
  Warren J. Zaccaro

  /s/ David J. LePlavy       Senior Vice President, Treasurer  April 26, 2019
  -------------------------  and Controller (treasurer)
  David J. LePlavy

                             Director, Attorney-in-Fact,       April 26, 2019
  /s/ Gary R. Christensen    Senior Vice President,
  -------------------------  General Counsel and Secretary
  Gary R. Christensen



* Pursuant to power of attorney April 8, 2019 a copy of which is filed herewith.

                                 EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------
9.              Opinion and consent of Michael P. Boyle, Esq.

10.             Consent of KPMG LLP.

                Minnesota Life Insurance Company Power of Attorney to sign
13.             Registration Statements.

24.(b)(5)(a)    The Variable Annuity Application, form ICC 17-70332.